      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 3, 2010

                                                             FILE NO. 333-131133
                                                                       811-07273

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 6                                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 60                                                            /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                 LISA M. PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 3, 2010, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(l) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 3, 2010. However, it will also be distributed to owners who purchase their policy before May 3, 2010.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 3, 2010. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

HARTFORD LEADERS VUL JOINT LEGACY

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:
HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II OR
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999

TELEPHONE: (800) 231-5453


PROSPECTUS DATED: MAY 3, 2010


                                                             [THE HARTFORD LOGO]

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This Prospectus describes information you should know before you purchase the
Hartford Leaders VUL Joint Legacy insurance policy (Policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Refer to your policy to identify which policy you own. Please read it carefully before you purchase your variable life insurance policy. Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. Some policy features may not be available in some states.

Hartford Leaders VUL Joint Legacy is a contract between you and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. Refer to the first page of your Policy for the name of the issuing company. The issuing company referred to in this prospectus as The Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable universal life insurance policy. It is:

X Last survivor, because we pay a death benefit after the death of the last surviving insured.

X Flexible premium, generally, you may decide when to make premium payments and in what amounts.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.


You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Hartford Series Fund II, Inc., Invesco Variable Insurance Funds, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, The Universal Institutional Funds, Inc. and Van Kampen Life Investment Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2                                            HARTFORD LIFE INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                                             PAGE
---------------------------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                                     3
FEE TABLES                                                                                        5
  Hartford Life Insurance Company                                                                 5
  Harford Life and Annuity Insurance Company                                                      7
ABOUT US                                                                                         14
  The Insurance Companies                                                                        14
  The Separate Accounts                                                                          14
  The Funds                                                                                      14
  The Fixed Account                                                                              22
CHARGES AND DEDUCTIONS                                                                           22
YOUR POLICY                                                                                      24
PREMIUMS                                                                                         32
DEATH BENEFITS AND POLICY VALUES                                                                 35
MAKING WITHDRAWALS FROM YOUR POLICY                                                              36
LOANS                                                                                            37
LAPSE AND REINSTATEMENT                                                                          37
FEDERAL TAX CONSIDERATIONS                                                                       38
LEGAL PROCEEDINGS                                                                                44
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                                           45
FINANCIAL INFORMATION                                                                            45
GLOSSARY OF SPECIAL TERMS                                                                        46
WHERE YOU CAN FIND MORE INFORMATION                                                              47

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.

BENEFITS OF YOUR POLICY

POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Last Surviving Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. There are two Insureds named in the Policy and they are the people whose lives are insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You have four death benefit options available. Option A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy. You may change from Option B to Option D. However, your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values.

-   OPTION A (LEVEL OPTION): The death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION): The death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the last surviving insured's death.

- OPTION C (RETURN OF PREMIUM OPTION): The death benefit is the current Face Amount, plus the sum of the premiums paid less withdrawals. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million. However, an overall maximum of the Face Amount plus $10 million may be available subject to underwriting approval and will be shown in your policy.

- OPTION D (DECREASING OPTION): The death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we received due proof of the last surviving insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

NO-LAPSE GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the No-Lapse Guarantee, your policy will lapse if the value of your policy is insufficient to pay your monthly charges. If the No-Lapse Guarantee is available and your Policy Value is insufficient to pay your monthly charges, we will waive any portion of the monthly charges that could not be collected. Therefore, when the No-Lapse Guarantee feature is available, the policy will not lapse, regardless of the investment performance of the underlying funds. If you take a loan on your policy, the No-Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtedness. Therefore, you should carefully consider the impact of taking policy loans during the No-Lapse Guarantee Period.

The No-Lapse Guarantee period is the maximum number of policy years that the No-Lapse Guarantee is available on the policy. The No-Lapse Guarantee Period is based on the issue age of the younger insured, unless that insured is uninsurable, then we will base the period on the older insured. The period is 10 years for issue ages up to 70. For issue ages 71 to 75, the No-Lapse Guarantee Period is the number of years resulting from subtracting the issue age from the number 80. For issue ages above 75, the No-Lapse Guarantee is not available. In order to maintain the No-Lapse Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and Indebtedness, must exceed the Cumulative No-Lapse Guarantee Premium.

INVESTMENT OPTIONS -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums.

4

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LOANS -- You may use this policy as collateral to obtain a loan from Us.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

SURRENDER -- You may surrender your policy at any time for its Cash Surrender Value. Surrenders may also be subject to a Surrender Charge.

TAX BENEFITS -- You are not generally taxed on the policy's earnings until you withdraw value from your policy. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.

RIDERS -- You may add additional benefits to your Policy by selecting from a variety of Riders. Additional charges may apply for some Riders and may be subject to underwriting approval.


RISKS OF YOUR POLICY


This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

FIXED ACCOUNT TRANSFER RESTRICTIONS -- There are limitations on the timing, frequency and amount of transfers from the Fixed Account. These limitations are fully described in the "Your Policy" section of this prospectus. As a result of these limitations, it may take a significant amount of time (several years) to move policy value in the Fixed Account to the Sub-Accounts.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges and the No Lapse Guarantee is unavailable. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You may request a withdrawal in writing. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Using your policy as collateral to obtain a loan from Us may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds. The No-Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtedness. Therefore, you should carefully consider the impact of taking policy loans during the No-Lapse Guarantee Period.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances, your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age 59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. There are other tax issues to consider when you own a life insurance policy. See "Federal Tax Considerations."

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee provided by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

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FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. This table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Premium Charge (1)    When you make a Premium Payment.          Maximum Charge: 6% of each Premium Payment
Tax Charge            When you make a Premium Payment.          A percent of premium which varies by your state and municipality of residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its premium tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (2)  When you surrender your policy during     Minimum Charge
                      the first 9 policy years.                 $1.539 per $1,000 of the initial Face Amount in the first policy year for two 20-year-old female preferred plus non-nicotine.
                                                                Maximum Charge
                                                                $63.00 per $1,000 of the initial Face Amount in the first policy year for two 85-year-old male standard nicotine.
                                                                Charge for a representative insured
                                                                $6.0034 per $1,000 of the initial Face Amount in the first policy year for a 46-year-old male preferred non-nicotine and a 46-year-old female preferred non-nicotine.
Face Amount Increase  Each month for 12 months beginning on     Maximum Charge: $1 per $1,000 of unscheduled increase in the Face
Fee (3)               the effective date of any unscheduled     Amount (deducted on a monthly basis at a rate of 1/12 of $1 per
                      increase in Face Amount you request.      month per $1,000 of unscheduled increase in the Face Amount).
Transfer Fees *       When you make a transfer after the first  Maximum Charge: $25 per transfer.
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.


(1) The maximum Premium Charge is 6.0% of each premium payment in Policy Years 1 through 20 and 4.0% of each premium payment in Policy Years 21 and later.

(2) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(3)  This fee will not be less than $500 or more than $3,000.

* A transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the Sub-Accounts. The fee is currently not being assessed.

6

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This table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $.0000 per $1,000 of the Amount at Risk for two 20-year-old female preferred plus non-nicotine in the first policy year.
                                                                Maximum Charge
                                                                $.3053 per $1,000 of the Amount at Risk for two 85-year-old male standard nicotine in the first policy year.
                                                                Charge for a representative insured
                                                                $.000100 per $1,000 of the Amount at Risk for a 46-year-old male preferred non-nicotine and a 46-year-old female preferred
                                                                non-nicotine in the first policy year.
Mortality and         Monthly.                                  Maximum Charge: 0.75% Sub-account Accumulated Value, charged monthly
Expense Risk Charge                                             at a rate of 0.0625%.
(2)
Monthly per $1,000    Monthly for the first seven (7) policy    Minimum Charge
Charge (1)            years.                                    $0.3677 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.0306 per month) during the first policy year for two 20-year old female non-nicotine.
                                                                Maximum Charge
                                                                $21.659 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $1.805 per month) during the first policy year for two 85-year old male nicotine.
                                                                Charge for a representative insured
                                                                $1.248 per $1,000 of initial Face Amount ($.104 monthly) during the first policy year for a 46-year old male preferred non-nicotine and a 46-year old female preferred non-nicotine.
Administrative        Monthly.                                  Maximum Charge: $30
Charge (3)
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 0.42% (5.0% annually) if Loan Indebtedness
(4)                   policy



   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Estate Protection     Monthly.                                  Minimum Charge
Rider (1)                                                       $0.305 per $1000 of Face Amount for two 20-year-old female preferred plus non-nicotine in the first policy year.
                                                                Maximum Charge
                                                                $4.07 per $1000 of Face Amount for two 85-year-old male standard nicotine in the first policy year.
                                                                Charge for a representative insured
                                                                $.02090 per $1000 of Face Amount for a 46-year-old male preferred non-nicotine and a 46-year-old female preferred non-nicotine in the first policy year.


(1) The Monthly per $1,000 charge compensates us for expenses incurred in issuing, distributing and administering the policy. This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) The maximum mortality and expense risk charge for policy years 1 - 10 is equal to 0.75% per year. For policy years 11 - 20 it is equal to 0.60%.

(3) The maximum administrative charge is $30.00 per month in policy years 1 - 5 and $10.00 per month in years 6 and later.

(4) During policy years 1 - 10 the Loan Interest Rate is 5.0% for all Indebtedness. During policy years 11 and later the Loan Interest Rate is 3.25% for Preferred Indebtedness and 4.25% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

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FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Premium Charge (1)    When you make a premium payment.          Maximum Charge: 6% of each Premium Payment. In Oregon, the maximum is 8% of each premium payment.
Tax Charge            When you make a premium payment.          A percent of premium which varies by your state and municipality of residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (2)  When you surrender your policy during     Minimum Charge
                      the first 9 policy years.                 $1.539 per $1,000 of the initial Face Amount in the first policy year for two 20-year-old female preferred plus non-nicotine.
                                                                Maximum Charge
                                                                $63.00 per $1,000 of the initial Face Amount in the first policy year for two 85-year-old male nicotine.
                                                                Charge for representative insured
                                                                $10.8308 per $1,000 of the initial Face Amount in the first policy year for a 53-year-old male standard non-nicotine and a 53-year-old female standard non-nicotine.
Face Amount Increase  Each month for 12 months beginning on     Maximum Charge: $1 per $1,000 of unscheduled increase in the Face
Fee (3)               the effective date of any unscheduled     Amount (deducted on a monthly basis at a rate of 1/12 of $1 per
                      increase in Face Amount you request.      month per $1,000 of unscheduled increase in the Face Amount).
Transfer Fees *       When you make a transfer after the first  Maximum Charge: $25 per transfer.
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.


(1) The maximum Premium Charge is 6% of each premium payment in policy years 1 through 20 and 4% for policy years 21 and beyond. In Oregon, the maximum Premium Charge is 8% in policy years 1 through 20 and 6% for policy years 21 and beyond.

(2) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(3)  This fee will not be less than $500 or more than $3,000.

* A transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the Sub-Accounts. The fee is currently not being assessed.

8

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The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.0000 per $1,000 of the Amount at Risk for two 20-year-old female preferred plus non-nicotine in the first policy year.
                                                                Maximum Charge
                                                                $0.3053 per $1,000 of the Amount at Risk for two 85-year-old male standard nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.0003 per $1,000 of the net Amount at Risk for a 53-year-old male and a 53-year-old female standard non-nicotine in the first policy year.
Mortality and         Monthly.                                  Maximum Charge: 0.75% Sub-account Accumulated Value, charged monthly
Expense Risk Charge                                             at a rate of 0.0625%.
(2)
Monthly per $1,000    Monthly for the first seven (7) policy    Minimum Charge
Charge (1)            years.                                    $0.3677 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.0306 per month) during the first policy year for two 20-year-old female non-nicotine.
                                                                Maximum Charge
                                                                $21.65 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $1.805 per month) during the first policy year for two 85-year-old male nicotine.
                                                                Charge for a representative insured
                                                                $1.992 per $1,000 of initial Face Amount ($.166 monthly) during the first policy year for a 53-year-old male and a 53-year-old female standard non-nicotine.
Administrative        Monthly.                                  Maximum Charge: $30.00
Charge (3)
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 0.42% (5.0% annually) if Loan Indebtedness
(4)                   policy.



   RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Estate Protection     Monthly.                                             Minimum Charge
Rider (1)                                                                  $0.305 per $1,000 of the Face Amount for two
                                                                           20-year-old female preferred plus non-nicotine in
                                                                           the first policy year.
                                                                           Maximum Charge
                                                                           $4.07 per $1,000 of the Face Amount for two
                                                                           85-year-old male standard nicotine in the first
                                                                           policy year.
                                                                           Charge for a representative insured
                                                                           $.0211 per $1,000 of the Face Amount for a
                                                                           53-year-old male preferred non-nicotine and a
                                                                           53-year-old female standard non-nicotine in the
                                                                           first policy year.


(1) The Monthly per $1,000 charge compensates us for expenses incurred in issuing, distributing and administering the policy. This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) The maximum mortality and expense risk charge for policy years 1 - 10 is equal to 0.75% per year. For policy years 11 - 20 it is equal to 0.60%.

(3) The maximum administrative charge is $30.00 per month in policy years 1 - 5 and $10.00 per month in policy years 6 and later.

(4) During policy years 1 - 10 the Loan Interest Rate is 5.0% for all Indebtedness. During policy years 11 and later the Loan Interest Rate is 3.25% for Preferred Indebtedness and 4.25% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES


Each Sub-account purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.



The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2009.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 0.35%              2.37%
[expenses that are deducted from underlying Fund assets,
including management fees, distribution, and/or
service (12b-1) fees and other expenses.]


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2009. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund.



                                                              DISTRIBUTION
                                                                 AND/OR                              ACQUIRED FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio -- Class B                0.550%              0.250%              0.150%               N/A
 AllianceBernstein VPS International
  Growth Portfolio -- Class B                  0.750%              0.250%              0.240%               N/A
 AllianceBernstein VPS International
  Value Portfolio - - Class B                  0.750%              0.250%              0.080%               N/A
 AllianceBernstein VPS Real Estate
  Investment Portfolio --Class B               0.550%              0.250%              0.730%               N/A
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                    0.750%              0.250%              0.120%               N/A
 AllianceBernstein VPS Value Portfolio
  -- Class B                                   0.550%              0.250%              0.150%               N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                   0.310%              0.250%              0.020%               N/A
 American Funds Blue Chip Income and
  Growth Fund --Class 2                        0.430%              0.250%              0.010%               N/A
 American Funds Bond Fund --Class 2            0.380%              0.250%              0.010%               N/A
 American Funds Global Bond Fund --
  Class 2                                      0.560%              0.250%              0.030%               N/A
 American Funds Global Growth and
  Income Fund --Class 2                        0.600%              0.250%              0.030%               N/A
 American Funds Global Growth Fund --
  Class 2                                      0.540%              0.250%              0.030%               N/A
 American Funds Global Small
  Capitalization Fund -- Class 2               0.720%              0.250%              0.040%               N/A
 American Funds Growth Fund -- Class 2         0.330%              0.250%              0.020%               N/A
 American Funds Growth-Income Fund --
  Class 2                                      0.280%              0.250%              0.010%               N/A
 American Funds International Fund --
  Class 2                                      0.500%              0.250%              0.040%               N/A
 American Funds New World Fund --
  Class 2                                      0.770%              0.250%              0.050%               N/A

                                                               CONTRACTUAL            NET TOTAL
                                          TOTAL ANNUAL         FEE WAIVER              ANNUAL
                                            OPERATING        AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT           EXPENSES
--------------------------------------  -------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio -- Class B                0.950%                N/A               0.950%
 AllianceBernstein VPS International
  Growth Portfolio -- Class B                  1.240%                N/A               1.240%
 AllianceBernstein VPS International
  Value Portfolio - - Class B                  1.080%                N/A               1.080%
 AllianceBernstein VPS Real Estate
  Investment Portfolio --Class B               1.530%                N/A               1.530%
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                    1.120%                N/A               1.120%
 AllianceBernstein VPS Value Portfolio
  -- Class B                                   0.950%                N/A               0.950%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                   0.580%                N/A               0.580%
 American Funds Blue Chip Income and
  Growth Fund --Class 2                        0.690%                N/A               0.690%
 American Funds Bond Fund --Class 2            0.640%                N/A               0.640%
 American Funds Global Bond Fund --
  Class 2                                      0.840%                N/A               0.840%
 American Funds Global Growth and
  Income Fund --Class 2                        0.880%                N/A               0.880%
 American Funds Global Growth Fund --
  Class 2                                      0.820%                N/A               0.820%
 American Funds Global Small
  Capitalization Fund -- Class 2               1.010%                N/A               1.010%
 American Funds Growth Fund -- Class 2         0.600%                N/A               0.600%
 American Funds Growth-Income Fund --
  Class 2                                      0.540%                N/A               0.540%
 American Funds International Fund --
  Class 2                                      0.790%                N/A               0.790%
 American Funds New World Fund --
  Class 2                                      1.070%                N/A               1.070%

10

-------------------------------------------------------------------------------


                                                              DISTRIBUTION
                                                                 AND/OR                              ACQUIRED FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                 0.560%              0.250%              0.110%               N/A
 Fidelity(R) VIP Dynamic Capital
  Appreciation Portfolio -- Service
  Class 2                                      0.560%              0.250%              0.380%               N/A
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A               0.250%                N/A              0.590%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A               0.250%                N/A              0.650%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A               0.250%                N/A              0.690%
 Fidelity(R) VIP Growth Portfolio --
  Service Class 2                              0.560%              0.250%              0.130%               N/A
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                              0.560%              0.250%              0.120%               N/A
 Fidelity(R) VIP Value Strategies
  Portfolio -- Service Class 2                 0.560%              0.250%              0.180%               N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities
  Fund -- Class 2                              0.670%              0.250%              0.290%             0.020%
 Franklin Income Securities Fund --
  Class 2                                      0.450%              0.250%              0.020%               N/A
 Franklin Small Cap Value Securities
  Fund -- Class 2                              0.520%              0.250%              0.180%             0.030%
 Franklin Small-Mid Cap Growth
  Securities Fund --Class 2                    0.510%              0.250%              0.300%             0.010%
 Franklin Strategic Income Securities
  Fund -- Class 1                              0.360%                N/A               0.230%             0.010%
 Mutual Global Discovery Securities
  Fund -- Class 2                              0.800%              0.250%              0.260%               N/A
 Mutual Shares Securities Fund --
  Class 2                                      0.600%              0.250%              0.180%               N/A
 Templeton Developing Markets
  Securities Fund -- Class 1                   1.250%                N/A               0.210%             0.020%
 Templeton Foreign Securities Fund --
  Class 2                                      0.640%              0.250%              0.150%             0.020%
 Templeton Global Bond Securities Fund
  -- Class 2                                   0.470%              0.250%              0.070%               N/A
 Templeton Growth Securities Fund --
  Class 2                                      0.750%              0.250%              0.040%               N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                             0.610%                N/A               0.050%               N/A
 Hartford Small/Mid Cap Equity HLS
  Fund -- Class IA                             0.800%                N/A               0.070%               N/A
 Hartford SmallCap Growth HLS Fund --
  Class IA                                     0.620%                N/A               0.060%               N/A
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                         0.450%                N/A               0.040%               N/A
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA         0.610%                N/A               0.040%               N/A
 Hartford Capital Appreciation HLS
  Fund -- Class IA                             0.630%                N/A               0.050%               N/A
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                  0.710%                N/A               0.040%               N/A

                                                               CONTRACTUAL            NET TOTAL
                                          TOTAL ANNUAL         FEE WAIVER              ANNUAL
                                            OPERATING        AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT           EXPENSES
--------------------------------------  -------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                 0.920%                N/A               0.920%      (1)
 Fidelity(R) VIP Dynamic Capital
  Appreciation Portfolio -- Service
  Class 2                                      1.190%                N/A               1.190%      (2)(3)
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A                 N/A               0.840%      (4)
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A                 N/A               0.900%      (4)
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A                 N/A               0.940%      (4)
 Fidelity(R) VIP Growth Portfolio --
  Service Class 2                              0.940%                N/A               0.940%      (5)
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                              0.930%                N/A               0.930%
 Fidelity(R) VIP Value Strategies
  Portfolio -- Service Class 2                 0.990%                N/A               0.990%      (6)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities
  Fund -- Class 2                              1.230%              0.280%              0.950%      (7)(8)
 Franklin Income Securities Fund --
  Class 2                                      0.720%                N/A               0.720%
 Franklin Small Cap Value Securities
  Fund -- Class 2                              0.980%              0.020%              0.960%      (8)
 Franklin Small-Mid Cap Growth
  Securities Fund --Class 2                    1.070%              0.010%              1.060%      (8)
 Franklin Strategic Income Securities
  Fund -- Class 1                              0.600%              0.010%              0.590%
 Mutual Global Discovery Securities
  Fund -- Class 2                              1.310%                N/A               1.310%
 Mutual Shares Securities Fund --
  Class 2                                      1.030%                N/A               1.030%
 Templeton Developing Markets
  Securities Fund -- Class 1                   1.480%              0.010%              1.470%
 Templeton Foreign Securities Fund --
  Class 2                                      1.060%              0.010%              1.050%      (8)
 Templeton Global Bond Securities Fund
  -- Class 2                                   0.790%                N/A               0.790%
 Templeton Growth Securities Fund --
  Class 2                                      1.040%                N/A               1.040%
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                             0.660%                N/A               0.660%
 Hartford Small/Mid Cap Equity HLS
  Fund -- Class IA                             0.870%                N/A               0.870%
 Hartford SmallCap Growth HLS Fund --
  Class IA                                     0.680%                N/A               0.680%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                         0.490%                N/A               0.490%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA         0.650%                N/A               0.650%
 Hartford Capital Appreciation HLS
  Fund -- Class IA                             0.680%                N/A               0.680%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                  0.750%                N/A               0.750%

-------------------------------------------------------------------------------


                                                              DISTRIBUTION
                                                                 AND/OR                              ACQUIRED FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                  0.640%                N/A               0.050%               N/A
 Hartford Global Growth HLS Fund --
  Class IA                                     0.740%                N/A               0.070%               N/A
 Hartford Global Research HLS Fund --
  Class IA                                     0.900%                N/A               0.210%               N/A
 Hartford Growth HLS Fund --Class IA           0.790%                N/A               0.060%               N/A
 Hartford High Yield HLS Fund -- Class
  IA                                           0.700%                N/A               0.050%               N/A
 Hartford Index HLS Fund --Class IA            0.300%                N/A               0.050%               N/A
 Hartford International Opportunities
  HLS Fund --Class IA                          0.670%                N/A               0.070%               N/A
 Hartford Money Market HLS Fund --
  Class IA                                     0.400%                N/A               0.080%               N/A
 Hartford Small Company HLS Fund --
  Class IA                                     0.700%                N/A               0.050%               N/A
 Hartford Stock HLS Fund --Class IA            0.470%                N/A               0.040%               N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.460%                N/A               0.050%               N/A
 Hartford Value HLS Fund --Class IA            0.720%                N/A               0.050%               N/A
INVESCO VARIABLE INSURANCE FUNDS
 Invesco V.I. Capital Appreciation
  Fund -- Series I                             0.620%                N/A               0.290%             0.010%
 Invesco V.I. Capital Development Fund
  -- Series I                                  0.750%                N/A               0.360%             0.010%
 Invesco V.I. Core Equity Fund --
  Series I                                     0.610%                N/A               0.290%             0.020%
 Invesco V.I. Global Multi-Asset Fund
  -- Series I                                  0.670%                N/A               1.060%             0.640%
 Invesco V.I. Global Real Estate Fund
  -- Series I                                  0.750%                N/A               0.510%               N/A
 Invesco V.I. International Growth
  Fund -- Series I                             0.710%                N/A               0.330%             0.020%
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                  0.730%                N/A               0.310%             0.030%
 Invesco V.I. Small Cap Equity Fund --
  Series I                                     0.750%                N/A               0.340%               N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                  0.500%                N/A               0.460%               N/A
 Lord Abbett Capital Structure
  Portfolio -- Class VC                        0.750%                N/A               0.520%               N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                        0.500%                N/A               0.430%               N/A
MFS (R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series --Initial Class          0.750%                N/A               0.110%               N/A
 MFS(R) Investors Trust Series --
  Initial Class                                0.750%                N/A               0.110%               N/A
 MFS(R) Research Bond Series --
  Initial Class                                0.500%                N/A               0.120%               N/A
 MFS(R) Total Return Series --Initial
  Class                                        0.750%                N/A               0.070%               N/A
 MFS(R) Value Series -- Initial Class          0.750%                N/A               0.090%               N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares                     0.660%              0.250%              0.130%               N/A

                                                               CONTRACTUAL            NET TOTAL
                                          TOTAL ANNUAL         FEE WAIVER              ANNUAL
                                            OPERATING        AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT           EXPENSES
--------------------------------------  -------------------------------------------------------------
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                  0.690%                N/A               0.690%
 Hartford Global Growth HLS Fund --
  Class IA                                     0.810%                N/A               0.810%
 Hartford Global Research HLS Fund --
  Class IA                                     1.110%                N/A               1.110%
 Hartford Growth HLS Fund --Class IA           0.850%                N/A               0.850%
 Hartford High Yield HLS Fund -- Class
  IA                                           0.750%                N/A               0.750%
 Hartford Index HLS Fund --Class IA            0.350%                N/A               0.350%
 Hartford International Opportunities
  HLS Fund --Class IA                          0.740%                N/A               0.740%
 Hartford Money Market HLS Fund --
  Class IA                                     0.480%                N/A               0.480%
 Hartford Small Company HLS Fund --
  Class IA                                     0.750%                N/A               0.750%
 Hartford Stock HLS Fund --Class IA            0.510%                N/A               0.510%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.510%                N/A               0.510%
 Hartford Value HLS Fund --Class IA            0.770%                N/A               0.770%
INVESCO VARIABLE INSURANCE FUNDS
 Invesco V.I. Capital Appreciation
  Fund -- Series I                             0.920%                N/A               0.920%      (9)
 Invesco V.I. Capital Development Fund
  -- Series I                                  1.120%              0.010%              1.110%      (9)(10)
 Invesco V.I. Core Equity Fund --
  Series I                                     0.920%                N/A               0.920%      (9)
 Invesco V.I. Global Multi-Asset Fund
  -- Series I                                  2.370%              1.630%              0.740%     (11)
 Invesco V.I. Global Real Estate Fund
  -- Series I                                  1.260%                N/A               1.260%      (9)
 Invesco V.I. International Growth
  Fund -- Series I                             1.060%                N/A               1.060%      (9)
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                  1.070%                N/A               1.070%      (9)
 Invesco V.I. Small Cap Equity Fund --
  Series I                                     1.090%                N/A               1.090%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                  0.960%              0.060%              0.900%     (12)
 Lord Abbett Capital Structure
  Portfolio -- Class VC                        1.270%              0.120%              1.150%     (13)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                        0.930%                N/A               0.930%
MFS (R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series --Initial Class          0.860%                N/A               0.860%
 MFS(R) Investors Trust Series --
  Initial Class                                0.860%                N/A               0.860%
 MFS(R) Research Bond Series --
  Initial Class                                0.620%                N/A               0.620%
 MFS(R) Total Return Series --Initial
  Class                                        0.820%                N/A               0.820%
 MFS(R) Value Series -- Initial Class          0.840%                N/A               0.840%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares                     1.040%                N/A               1.040%     (14)

12

-------------------------------------------------------------------------------


                                                              DISTRIBUTION
                                                                 AND/OR                              ACQUIRED FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                            0.640%              0.250%              0.110%               N/A
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                               0.660%              0.250%              0.120%               N/A
 Oppenheimer Main Street Small Cap
  Fund(R)/VA --Service Shares                  0.710%              0.250%              0.190%               N/A
 Oppenheimer Value Fund/VA - - Service
  Shares                                       0.750%              0.220%              1.200%             0.010%
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund --
  Class IB                                     0.550%              0.250%              0.200%             0.010%
 Putnam VT Equity Income Fund -- Class
  IB                                           0.480%              0.250%              0.160%               N/A
 Putnam VT Global Asset Allocation
  Fund -- Class IB                             0.600%              0.250%              0.300%             0.020%
 Putnam VT International Equity Fund
  -- Class IB                                  0.700%              0.250%              0.200%               N/A
 Putnam VT International Value Fund --
  Class IB                                     0.700%              0.250%              0.230%               N/A
 Putnam VT Small Cap Value Fund --
  Class IB                                     0.630%              0.250%              0.220%             0.050%
 Putnam VT Voyager Fund --Class IB             0.560%              0.250%              0.160%             0.080%
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF Mid Cap Growth
  Portfolio -- Class II                        0.750%              0.350%              0.310%             0.010%
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio -- Class II                        0.720%              0.350%              0.300%             0.010%
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Growth and Income
  Portfolio -- Class II                        0.570%              0.250%              0.050%               N/A

                                                               CONTRACTUAL            NET TOTAL
                                          TOTAL ANNUAL         FEE WAIVER              ANNUAL
                                            OPERATING        AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT           EXPENSES
--------------------------------------  -------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                            1.000%                N/A               1.000%
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                               1.030%                N/A               1.030%
 Oppenheimer Main Street Small Cap
  Fund(R)/VA --Service Shares                  1.150%                N/A               1.150%     (15)
 Oppenheimer Value Fund/VA - - Service
  Shares                                       2.180%                N/A               2.180%     (16)
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund --
  Class IB                                     1.010%                N/A               1.010%     (17)
 Putnam VT Equity Income Fund -- Class
  IB                                           0.890%                N/A               0.890%     (17)
 Putnam VT Global Asset Allocation
  Fund -- Class IB                             1.170%                N/A               1.170%     (17)
 Putnam VT International Equity Fund
  -- Class IB                                  1.150%                N/A               1.150%     (18)
 Putnam VT International Value Fund --
  Class IB                                     1.180%                N/A               1.180%     (17)
 Putnam VT Small Cap Value Fund --
  Class IB                                     1.150%                N/A               1.150%     (17)
 Putnam VT Voyager Fund --Class IB             1.050%                N/A               1.050%     (18)
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF Mid Cap Growth
  Portfolio -- Class II                        1.420%                N/A               1.420%     (19)(20)
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio -- Class II                        1.380%                N/A               1.380%     (19)(21)
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Growth and Income
  Portfolio -- Class II                        0.870%                N/A               0.870%     (22)



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



NOTES



(1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%.



(2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.08%.



(3) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement can be discontinued by the fund's manager at any time.



(4) Fidelity Management & Research Company has voluntarily agreed to reimburse Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.25% Service Class 2, respectively.



(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%.



(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.98%.



(7) The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.68% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011.

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(8)  The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.



(9) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses to 1.30% of average daily net assets.



(10) The Adviser has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



(11) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 0.10% of average daily net assets.



(12) For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses does not exceed an annual rate of 0.90%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.



(13) For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses does not exceed an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.



(14) Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets will not exceed the annual rate of 1.05% for Service Shares. This voluntary undertaking may be amended or withdrawn at any time.



(15) Effective May 1, 2009, the Manager has voluntarily undertaken to limit the fund's total annual operating expenses so that those expenses, as percentages of daily net assets would not exceed the annual rate of 1.05% for Service Shares. This voluntary undertaking may be amended or withdrawn at any time.



(16) Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets will not exceed the annual rate of 1.05% for Service Shares. This voluntary undertaking may be amended or withdrawn at any time. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.



(17) Reflects projected expenses under a new management contract effective 1/1/2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.



(18) Reflects projected expenses under a new management contract effective 1/1/2010 and changes in the fund's investor servicing contract.



(19) The Ratios of Expenses reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period.



(20) Effective June 1, 2010, the Portfolio's name will change to UIF Mid Cap Growth Portfolio.



(21) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen -- UIF U.S. Mid Cap Value Portfolio will be merged into Invesco Van Kampen V.I. U.S. Mid Cap Value Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. U.S. Mid Cap Value Fund is added as an investment option to your Contract and all references to Van Kampen -- UIF U.S. Mid Cap Value Portfolio are deleted.



(22) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen LIT Comstock Portfolio will be merged into Invesco Van Kampen V.I. Comstock Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Comstock Fund is added as an investment option to your Contract and all references to Van Kampen LIT Comstock Portfolio are deleted.

14

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ABOUT US

Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.

THE COMPANIES

HARTFORD LIFE INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNTS

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks.

The underlying Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus which may be obtained by us.


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH   Maximize total return consistent with        AllianceBernstein L.P.
  STRATEGY PORTFOLIO -- CLASS B          Advisor's determination of reasonable risk
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Seeks long-term growth of capital            AllianceBernstein L.P.
  GROWTH PORTFOLIO -- CLASS B +
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Seeks long-term growth of capital            AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS REAL ESTATE       Seeks total return from long-term growth of  AllianceBernstein L.P.
  INVESTMENT PORTFOLIO -- CLASS B        capital and income

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP     Seeks long-term growth of capital            AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO   Seeks long-term growth of capital            AllianceBernstein L.P.
  -- CLASS B +
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND    High total return, including income and      Capital Research and Management Company
  -- CLASS 2                             capital gains, consistent with the
                                         preservation of capital over the long term
                                         by investing in a diversified portfolio of
                                         common stocks and other equity securities,
                                         bonds and other intermediate and long-term
                                         debt securities and money market
                                         instruments (debt securities maturing in
                                         one year or less).
 AMERICAN FUNDS BLUE CHIP INCOME AND     Produce income exceeding the average yield   Capital Research and Management Company
  GROWTH FUND -- CLASS 2                 on U.S. stocks generally (as represented by
                                         the average yield on the Standard & Poor's
                                         500 Composite Index)and to provide an
                                         opportunity for growth of principal
                                         consistent with sound common stock
                                         investing.
 AMERICAN FUNDS BOND FUND -- CLASS 2     Seeks to maximize current income and         Capital Research and Management Company
                                         preservation of capital.
 AMERICAN FUNDS GLOBAL BOND FUND --      Seeks to provide you, over the long term,    Capital Research and Management Company
  CLASS 2                                with a high level of total return as is
                                         consistent with prudent management, by
                                         investing primarily in investment grade
                                         bonds issued by entities based around the
                                         world and denominated in various
                                         currencies, including U.S. dollars
 AMERICAN FUNDS GLOBAL GROWTH AND        Seeks to make your investment grow over      Capital Research and Management Company
  INCOME FUND -- CLASS 2                 time and provide you with current income by
                                         investing primarily in stocks of
                                         well-established companies located around
                                         the world.
 AMERICAN FUNDS GLOBAL GROWTH FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.
 AMERICAN FUNDS GLOBAL SMALL             Seeks to make your investment grow over      Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2         time by investing primarily in stocks of
                                         smaller companies located around the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND --    Seeks to make your investment grow and       Capital Research and Management Company
  CLASS 2                                provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.

16

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INTERNATIONAL FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS  Seeks to make your investment grow over      Capital Research and Management Company
  2                                      time by investing primarily in stocks of
                                         companies with significant exposure to
                                         countries with developing economies and/or
                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY(R) VIP CONTRAFUND(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  PORTFOLIO -- SERVICE CLASS 2                                                        Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP DYNAMIC CAPITAL         Seeks capital appreciation                   Fidelity Management & Research Company
  APPRECIATION PORTFOLIO -- SERVICE                                                   Sub-advised by FMR Co., Inc. and other
  CLASS 2+                                                                            Fidelity affiliates
 FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP GROWTH PORTFOLIO --     Seeks capital appreciation                   Fidelity Management & Research Company
  SERVICE CLASS 2 +                                                                   Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP MID CAP PORTFOLIO --    Long-term growth of capital with current     Fidelity Management & Research Company
  SERVICE CLASS 2                        income as a secondary consideration          Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP VALUE STRATEGIES        Seeks capital appreciation                   Fidelity Management & Research Company
  PORTFOLIO -- SERVICE CLASS 2 +                                                      Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN FLEX CAP GROWTH SECURITIES     Seeks capital appreciation                   Franklin Advisers, Inc.
  FUND -- CLASS 2
 FRANKLIN INCOME SECURITIES FUND --      Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  CLASS 2                                prospects for capital appreciation
 FRANKLIN SMALL CAP VALUE SECURITIES     Seeks long-term total return                 Franklin Advisory Services, LLC
  FUND -- CLASS 2

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN SMALL-MID CAP GROWTH           Seeks long-term capital growth               Franklin Advisers, Inc.
  SECURITIES FUND -- CLASS 2 (1)
 FRANKLIN STRATEGIC INCOME SECURITIES    Seeks a high level of current income, with   Franklin Advisers, Inc.
  FUND -- CLASS 1                        capital appreciation over the long term as
                                         a secondary goal
 MUTUAL GLOBAL DISCOVERY SECURITIES      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  FUND -- CLASS 2 (2)                                                                 Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 TEMPLETON DEVELOPING MARKETS            Seeks long-term capital appreciation         Templeton Asset Management Ltd.
  SECURITIES FUND -- CLASS 1
 TEMPLETON FOREIGN SECURITIES FUND --    Seeks long-term capital growth               Templeton Investment Counsel, LLC
  CLASS 2
 TEMPLETON GLOBAL BOND SECURITIES FUND   Seeks high current income, consistent with   Franklin Advisers, Inc.
  -- CLASS 2 (3)                         preservation of capital, with capital
                                         appreciation as a secondary consideration
 TEMPLETON GROWTH SECURITIES FUND --     Seeks long-term capital growth               Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD SMALL/MID CAP EQUITY HLS FUND  Seeks long-term growth of capital            HL Investment Advisors, LLC
  -- CLASS IA (4) +                                                                   Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALLCAP GROWTH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA +                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD U.S. GOVERNMENT SECURITIES     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                   providing shareholders with a high level of  Sub-advised by Hartford Investment
                                         current income consistent with prudent       Management Company
                                         investment risk
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA  Seeks maximum long-term total return         HL Investment Advisors, LLC
  +                                                                                   Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   Seeks a high level of current income         HL Investment Advisors, LLC
  -- CLASS IA                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA (5)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP

18

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL RESEARCH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA (6)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IA    Seeks long-term capital appreciation         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS   Seeks high current income with growth of     HL Investment Advisors, LLC
  IA                                     capital as a secondary objective             Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate
 HARTFORD INTERNATIONAL OPPORTUNITIES    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA                               liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALL COMPANY HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD STOCK HLS FUND -- CLASS IA +   Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IA                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA     Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
INVESCO VARIABLE INSURANCE FUNDS (7)
 INVESCO V.I. CAPITAL APPRECIATION FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (8) +
 INVESCO V.I. CAPITAL DEVELOPMENT FUND   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (9) +
 INVESCO V.I. CORE EQUITY FUND --        Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES I (10)
 INVESCO V.I. GLOBAL MULTI-ASSET FUND    Seeks to provide total return consistent     Invesco Advisers, Inc.
  -- SERIES I (11)                       with a moderate level of risk relative to
                                         the broad stock market
 INVESCO V.I. GLOBAL REAL ESTATE FUND    Total return through growth of capital and   Invesco Advisers, Inc. Invesco Asset
  -- SERIES I (12)                       current income                               Management Limited
 INVESCO V.I. INTERNATIONAL GROWTH FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (13)
 INVESCO V.I. MID CAP CORE EQUITY FUND   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (14)
 INVESCO V.I. SMALL CAP EQUITY FUND --   Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES I (15)

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT BOND-DEBENTURE PORTFOLIO    High current income and capital              Lord, Abbett & Co. LLC
  -- CLASS VC                            appreciation to produce the opportunity for
                                         a high total return
 LORD ABBETT CAPITAL STRUCTURE           Current income and capital appreciation      Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC (16) +
 LORD ABBETT GROWTH AND INCOME           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC                  without excessive fluctuations in market
                                         value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) GROWTH SERIES -- INITIAL CLASS   Seeks capital appreciation                   MFS Investment Management
  (17)
 MFS(R) INVESTORS TRUST SERIES --        Seeks capital appreciation                   MFS Investment Management
  INITIAL CLASS
 MFS(R) RESEARCH BOND SERIES -- INITIAL  Total return with an emphasis on high        MFS Investment Management
  CLASS                                  current income, but also considering
                                         capital appreciation
 MFS(R) TOTAL RETURN SERIES -- INITIAL   Seeks total return                           MFS Investment Management
  CLASS
 MFS(R) VALUE SERIES -- INITIAL CLASS    Seeks capital appreciation                   MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION        Seeks to achieve capital appreciation by     OppenheimerFunds, Inc.
  FUND/VA -- SERVICE SHARES +            investing in securities of well-known
                                         established companies.
 OPPENHEIMER GLOBAL SECURITIES FUND/VA   Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  -- SERVICE SHARES +                    investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations which are
                                         considered to have appreciation
                                         possibilities.
 OPPENHEIMER MAIN STREET FUND(R)/VA --   Seeks a high total return (which includes    OppenheimerFunds, Inc.
  SERVICE SHARES +                       growth in the value of its shares as well
                                         as current income) from equity and debt
                                         securities. From time to time the Fund may
                                         focus on small to medium capitalization
                                         common stocks, bonds and convertible
                                         securities.
 OPPENHEIMER MAIN STREET SMALL CAP       The Fund seeks capital appreciation from     OppenheimerFunds, Inc.
  FUND(R)/VA -- SERVICE SHARES +         investing mainly in small company stocks.
 OPPENHEIMER VALUE FUND/VA -- SERVICE    Seeks long term growth of capital by         OppenheimerFunds, Inc.
  SHARES +                               investing primarily in common stocks with
                                         low price earnings ratios and
                                         better-than-anticipated earnings.
PUTNAM VARIABLE TRUST
 PUTNAM VT DIVERSIFIED INCOME FUND --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IB +                             Management believes is consistent with
                                         preservation of capital
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IB

20

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND  Long-term return consistent with             Putnam Investment Management, LLC Putnam
  -- CLASS IB +                          preservation of capital                      Advisory Company, LLC
 PUTNAM VT INTERNATIONAL EQUITY FUND --  Capital appreciation                         Putnam Investment Management, LLC Putnam
  CLASS IB +                                                                          Advisory Company, LLC
 PUTNAM VT INTERNATIONAL VALUE FUND --   Capital growth. Current income is a          Putnam Management Putnam Advisory Company,
  CLASS IB (18) +                        secondary objective                          LLC
 PUTNAM VT SMALL CAP VALUE FUND --       Capital appreciation                         Putnam Investment Management, LLC
  CLASS IB +
 PUTNAM VT VOYAGER FUND -- CLASS IB      Capital appreciation                         Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF MID CAP GROWTH        Long-term capital growth by investing        Morgan Stanley Investment Management Inc.
  PORTFOLIO -- CLASS II+(19)             primarily in common stocks and other equity
                                         securities
 VAN KAMPEN -- UIF U.S. MID CAP VALUE    Above-average total return over a market     Morgan Stanley Investment Management Inc.,
  PORTFOLIO -- CLASS II+(20)             cycle of three to five years by investing    doing business in certain instances as Van
                                         in common stocks and other equity            Kampen
                                         securities
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT GROWTH AND INCOME        Seeks to provide long-term growth of         Van Kampen Asset Management
  PORTFOLIO -- CLASS II +(21)            capital and income primarily through
                                         investments in common stocks



+ Closed to all premium payments and transfers of account value for all policies issued on or after 10/12/2009




NOTES



(1)  Formerly Franklin Small Cap Fund



(2)  Formerly Mutual Discovery Securities Fund -- Class 2



(3)  Formerly Templeton Global Income Securities Fund -- Class 2



(4)  Formerly Hartford MidCap Growth HLS Fund -- Class IA



(5)  Formerly Hartford Global Leaders HLS Fund -- Class IA



(6)  Formerly Hartford Global Equity HLS Fund -- Class IA



(7)  Formerly AIM Variable Insurance Funds



(8)  Formerly AIM V.I. Capital Appreciation Fund -- Series I



(9)  Formerly AIM V.I. Capital Development Fund -- Series I



(10) Formerly AIM V.I. Core Equity Fund -- Series I



(11) Formerly AIM V.I. PowerShares ETF Allocation Fund -- Series I



(12) Formerly AIM V.I. Global Real Estate Fund -- Series I



(13) Formerly AIM V.I. International Growth Fund -- Series I



(14) Formerly AIM V.I. Mid Cap Core Equity Fund -- Series I



(15) Formerly AIM V.I. Small Cap Equity Fund -- Series I



(16) Formerly Lord Abbett America's Value Portfolio -- Class VC



(17) Formerly MFS(R) Emerging Growth Series -- Initial Class



(18) Formerly Putnam VT International Growth and Income Fund -- Class IB



(19) Effective June 1, 2010, the Portfolio's name will change to UIF Mid Cap Growth Portfolio.

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(20) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van
     Kampen -- UIF U.S. Mid Cap Value Portfolio will be merged into Invesco Van Kampen V.I. U.S. Mid Cap Value Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. U.S. Mid Cap Value Fund is added as an investment option to your Contract and all references to Van Kampen -- UIF U.S. Mid Cap Value Portfolio are deleted.



(21) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen LIT Comstock Portfolio will be merged into Invesco Van Kampen V.I. Comstock Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Comstock Fund is added as an investment option to your Contract and all references to Van Kampen LIT Comstock Portfolio are deleted.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number if shares attributable to each sub-account by the total number of units in each Sub-Account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2009, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AllianceBerstein Variable Products Series Funds & AllianceBernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Invesco Advisors, Inc., Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts

22

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Financial Services Company, Morgan Stanley Distribution & Morgan Stanley
Investment Management & The Universal Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.35% respectively in 2009, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2009, revenue sharing and Rule 12b-1 fees did not exceed $4,284,200. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit no more than 3.0%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a Premium Charge and tax charges. The amount allocated after the deductions is called your Net Premium.

PREMIUM CHARGES

HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a premium charge from each premium you pay. The maximum premium charge under the policy is 6% of premium. The current premium charge is 6% of premium in the first twenty policy years and 4% for policy years 21 and beyond. The premium charge compensates us for costs incurred in the distribution and sale of the policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a premium charge from each premium you pay. The maximum premium charge under the policy is 6% of premium. The current premium charge is 6% of premium in the first twenty policy years and 4% for policy years 21 and beyond. The premium charge compensates us for costs incurred in the distribution and sale of the policy. In Oregon, the maximum premium charge under the policy is 8% of premium for policy years 1 through 20 and 6% for policy years 21 and beyond. The current premium charge is 8% of premium in the first policy year and 6% for policy years 2 and beyond.

TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the monthly per $1,000 charge;

-   the mortality and expense risk charge;

-   any Face Amount increase fee;

-   any charges for additional benefits provided by rider;

The Monthly Deduction Amount will vary from month to month.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro

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rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the costs of paying death benefits. The charge for the cost of insurance equals:

-   the cost of insurance rate per $1,000, multiplied by

-   the amount at risk, divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 2001 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age nearest birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 2001 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age nearest birthday (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, genders, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and death benefit changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first 5 Policy Years the charge is $30.00 per month, each year after the fifth Policy Year the charge is $10.00 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The mortality and expense risk charge each month is equal to the:

-the monthly mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.


HARTFORD LIFE INSURANCE COMPANY POLICIES -- During the first 10 policy years, the maximum mortality and expense risk rate is 0.0625% per month. During policy years 11-20 the maximum is 0.0417% per month and the current (the amount we are currently charging) mortality and expense risk rate is 0.0417% per month. Thereafter, the maximum is 0.00% per month.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICES -- During the first 10 policy years, the current (the amount we are currently charging) and maximum mortality and expense risk rate is 0.0625% per month. During policy years 11-20 the maximum is 0.05% per month and the current mortality and expense risk rate is 0.0417% per month. After the 20th policy year the current and maximum charge is 0.00% per month.


The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

MONTHLY PER $1,000 CHARGE -- During the first 7 policy years, the monthly per $1,000 of initial Face Amount is individualized based on issue ages, and is provided in the policy. The Monthly per $1,000 charge compensates us for certain policy administrative and sales expenses and costs we incur in marketing, underwriting and acquiring policy owners.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

-   you surrender your policy

The amount of surrender charge is individualized based on your issue ages, gender, insurance classes, duration and initial Face

24

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Amount. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. The amount of surrender charge varies by policy year.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.

You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or if the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.


CHANGE OF ADDRESS -- It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on third party, including the US Postal Service, to update your current address. Unless preempted by ERISA, failure to give us a current address may result in payments due and payable on your life policy being considered abandoned property under state law, and remitted to the applicable state.


RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period.

FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY:

Your free look period begins on the day You get Your Policy and ends ten days after You receive it. If you properly exercise your free look, the Contract will be rescinded and We will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account.

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                                                                          25

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FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY:

Your free look period begins on the day You receive Your Policy and ends ten days after You receive it (or longer in some states). If you properly exercise your free look, the Contract will be rescinded and We will pay you an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account. The state in which the policy is issued determines the free look period. You should refer to your Policy for information.

POLICY LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts. We reserve the right to charge a transfer fee of up to $25 per transfer in excess of one transfer per calendar month. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

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For Example:

- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

UNDERLYING FUND TRADING POLICIES

Generally, you are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.

We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled

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  Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium
  Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and The Hartford can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.

LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program or transfers made as a result of a policy loan, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the amount transferred from the Fixed Account in any policy year may not exceed the greater of $1,000 or 25% of the accumulated value in the Fixed Account on the transfer date. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts.

For example, it may take 16 years to move $100,000 from the Fixed Account (assuming no growth on the account or policy charges):

                            BEGINNING
                              FIXED
                             ACCOUNT             AMOUNT             ENDING
                              VALUE            TRANSFERRED          BALANCE
YEAR                           ($)                 ($)                ($)
--------------------------------------------------------------------------------
1                             100,000             25,000             75,000
2                              75,000             18,750             56,250
3                              56,250             14,063             42,188
4                              42,188             10,547             31,641
5                              31,641              7,910             23,730
6                              23,730              5,933             17,798
7                              17,798              4,449             13,348
8                              13,348              3,337             10,011
9                              10,011              2,503              7,508
10                              7,508              1,877              5,631
11                              5,631              1,408              4,224
12                              4,224              1,056              3,168
13                              3,168              1,000              2,168
14                              2,168              1,000              1,168
15                              1,168              1,000                168
16                                168                168                  0

In addition, if you choose to participate in an Asset Allocation Program after you have allocated money to the Fixed Account, the entire value in the Fixed Account will not be immediately eligible for the Asset Allocation Program.

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

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28

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CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY AND CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The only way the policy may be modified is by written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistance Secretaries. At our election and subject to any necessary vote by persons having the right to give instructions on the voting of Fund shares held by the Sub-Accounts, the Separate Account may be operated as a management company under the Investment Company Act of 1940 (the Act) or any form permitted by law, may be deregistered under the Act in the event registration is no longer required, or may be combined with one or more Separate Accounts.

Upon notice to policy owners and subject to any required regulatory approvals, we may make certain modifications to the policy that are necessary to operate the Separate Account in any form permitted under the Act or in any form permitted by law, including: (1) the transfer of value in any Sub-Account to another Sub-Account or to one or more other separate accounts; (2) add, combine, or eliminate Sub-Accounts in the Separate Account or combine the Separate Account with another separate account; (3) substitute for the units held by any Sub-Account the units of another Sub-Account or another investment company or any other investment permitted by law; (4) make any changes required to comply with the requirements of any Fund, including, but not limited to, the imposition of a redemption charge or other fee by a Fund; or (5) make any other modifications to the Policy that, in Our judgment, are necessary or appropriate to ensure that it continues to qualify as life insurance under the applicable section(s) of the Internal Revenue Code, or any other applicable law, regulation or interpretation.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

ENHANCED RATE DOLLAR COST AVERAGING (EDCA) PROGRAM At times, we may offer an Enhanced Rate DCA Program where you can earn a fixed rate of interest on initial premiums (including 1035 premiums) allocated to a segment of the Fixed Account over a period of 6 Months. Under the 6 Month Program, the initial premium payment (including premiums received in conjunction with a 1035 exchange) will earn a fixed rate (the rate will not change) for 6 months. The 6 month period begins on the monthly activity date after We receive the initial premium and after the free look period has expired. During the 6 month period, you must transfer these amounts into your selected "EDCA Target Investment Options" (excluding the Fixed Account option). You will select your EDCA Target Investment Options when you enroll in the program. The EDCA Target Investment Options may be the same as your premium allocation instructions.

The interest earned under an Enhanced Rate DCA Program may be different from the interest earned on value allocated to the Fixed Account option. The interest rate under the Enhanced Rate DCA Program may also vary depending on when you purchased your Policy and/or enrolled in the program. You may elect to terminate your participation in the Enhanced Rate DCA Program at any time by notifying Us. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the EDCA Target Investment Options unless your notify us with alternative allocation instructions.

Please consult your registered representative to determine which programs are currently available and to obtain the program enrollment documents that contain additional information about the program. We may discontinue offering the Enhanced Rate DCA Program at anytime.

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment choices in accordance with your allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select your portfolio of Funds based on your risk tolerance, time horizon and investment objectives. Based on these factors, you can select one of several asset

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                                                                          29

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allocation models, with each specifying percentage allocations among various
Funds available under your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

You choose how much of your Account Value you want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) you choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over your investment decisions. These model portfolios are based on then available Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model portfolios, and we will not reallocate your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting your Financial Professional. Investment alternatives other than these model portfolios are available that may enable you to invest you Account Value with similar risk and return characteristics. When considering a model portfolio for your individual situation, you should consider your other assets, income and investments in addition to this Policy.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time. The Fixed Account is not an available investment choice under an asset rebalancing program.

IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will automatically move the policy value of the liquidated fund to the current money market fund for each of these programs.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- ESTATE TAX REPEAL RIDER -- This rider allows you to terminate the policy and receive the policy's Account Value without paying applicable Surrender Charges, if there is no federal Estate Tax law in effect during 2011 and we receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.

- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce, business dissolution or certain changes in the federal tax laws. There is no charge for this rider.

- ESTATE PROTECTION RIDER -- This rider provides additional insurance protection for the first four policy years. There is a charge for the rider and it may only be purchased at issue. The rider may be cancelled at anytime. There are no charges for the rider after it has been cancelled or terminated.

Riders may not be available in all states.

SETTLEMENT OPTIONS


Proceeds from your Policy may be paid in a lump sum or may be applied to one of the available settlement options listed in your Policy. At the time proceeds are payable, the Beneficiary can select the method of payment. However, on or about March 1, 2010 the policy owner will have the option of pre-selecting a designated settlement option ("Designated Settlement Option"). After the policy owner designates a settlement option for a beneficiary, the beneficiary will not be able to choose a settlement option.


SAFE HAVEN PROGRAM

If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe

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Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.

The minimum amount that may be applied under a settlement option is $5,000 unless we agree otherwise. Once you select a settlement option, it is irrevocable and you may not change the settlement option for a lump sum. The following payment options are available to you or your beneficiary. Your beneficiary may choose a settlement option instead of taking the Death Benefit amount in a lump sum.

FIRST OPTION -- INTEREST INCOME

We pay interest on the amount you have applied to this option. The interest we pay will be determined by us in our sole discretion, although we will not pay you less than the minimum amount required by your state. You may request these payments to be made monthly, quarterly, semi-annually or annually. If you elect this option you may request the remaining amount of the Death Benefit at any time.

SECOND OPTION -- INCOME OF FIXED AMOUNT

We pay equal payments (chosen by the beneficiary) of the total amount applied to this option along with interest equal to at least the minimum required by your state until that total amount is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the remaining balance.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

We make monthly payments for the number of years selected, which may be from one to 30 years. This option provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under this settlement option.

Other arrangements for income payments may be added or otherwise agreed upon.

BENEFITS WHEN THE YOUNGER INSURED REACHES AGE 120

On the Policy Anniversary after the younger Insured reaches age 120 the following will occur:

-   We will stop assessing all monthly policy charges;

-   The Death Benefit Option will become level;

-   The Face Amount will be set equal to the Death Benefit;

-   Any indebtedness will continue to accrue interest;

-   You may not make any additional premium payments;

-   You may make loan repayments;

-   You may not take any withdrawals;

-   You may not take any new loans;

-   The Policy may terminate due to excessive indebtedness

CLASS OF PURCHASERS

REDUCED CHARGES -- The Policy is available for purchase by individuals, corporations and other entities. We may reduce or waive certain charges described above where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative or other costs. Eligibility for these reductions will be determined by factors that We believe are relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to modification. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

HOW POLICIES ARE SOLD

We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.

HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Policies will be sold by individuals who have been appointed by us as insurance agents and who are financial professional of Financial Intermediaries ("Financial Professional").

We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Financial Professional according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.

HARTFORD LIFE INSURANCE COMPANY POLICIES -- We pay commissions that vary with the sales agreements and are based on "target premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the most common commission we pay is 45% of the premium up to the target premium. The most common commission for the amount in excess of the Target Premium in the first Policy Year is 2% up to a maximum

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of 4.39%. In renewal years, the maximum commission rate is 22% until the cumulative premiums, since policy inception, exceed the target premium for Policy Year 1. There is also an Expense Reimbursement Allowance paid during the first Policy Year. The most common Expense Reimbursement Allowance in the first year is 25% of Target Premium up to a maximum of 45% and 3.11% of the premium in excess of the Target Premium up to a maximum of 4.39%. In Policy Years 2 and later, the most common schedule allows for a commission of 2% of premiums paid on the Target Premium up to a maximum of 20% and a commission of 2% on premiums above the Target Premium up to a maximum of 2%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the most common commission we pay is 70% of the premium up to the target premium. The maximum commission that we pay to for premium paid up to the target premium in the First Policy Year is 100%. During the first Policy Year the most common commission we pay for premium in excess of the target premium is 3%. The maximum commission that we pay for premium paid in excess of the target premium is 6.78%. In Policy Years 2 and later, the most common commission we pay is 4% of premiums paid on the target premium. The maximum is 5%.

Your Financial Professional typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Financial Professional and their Financial Intermediary. We are not involved in determining your Financial Professional's compensation. A Financial Professional may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.

Check with your Financial Professional to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Financial Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Financial Professional (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Financial Professional's (or their Financial Intermediary's compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

- ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to amongst other things encourage the sale of this Policy. These additional payments could create an incentive for your Financial Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/
                       participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings; educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Financial Professional; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.


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32

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For the year ended December 31, 2009, Hartford and its affiliates paid approximately $4,500,000, in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2009, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $3,600,000, in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2010, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A. G. Edwards & Sons, Inc., Advantage Capital Corporation, American Portfolios Financial Services, Arvest Asset Management, AXA Advisors, LLC, Banc of America Investment Services, BBVA Investments, Inc., BOSC, Inc., Cadaret Grant & Co. Inc., Capital Analysts, Incorporated CCO Investment Services Corporation, Centara Capital Securities, Inc., Chase Investment Services, Citicorp Investment Services, Citigroup Global Markets Inc., Comerica Securities, Inc., Commonwealth Equity Services, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., CORE Group, County Club Financial Services, Inc., Delta Trust Investments, Inc., Edward D. Jones & Company, Excel Securities & Associates, Inc., Fifth Third Securities, Inc., Financial Independence Group, Inc., Financial Network Investment Corporation, First Allied Securities, Inc., First Global Securities, Inc., First Heartland Capital Inc., First Midwest Securities, Foothill Securities, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Great American Investors, Inc., H. Beck, Inc., H.D. Vest Investment Securities, Inc. & Affiliates, Hilliard Lyons, HRC Investment Services, Inc., HSBC Securities USA, Inc., Huntington Investment Company, IFG, IBN Financial Services, Inc., IFC Holdings, Inc., Independent Financial Group, LLC, Infinex Investments, Inc., Invest Financial Corporation, Investacorp, Inc., Investors Capital Corporation, J.J.B. Hilliard, W.L. Lyons, LLC, Janney Montgomery Scott, John L. Wortham & Son Investments, Inc., Key Investment Services, LLC, Kovack Securities, Inc., Legend Equities Corporation, Legend Merchant Group, Inc., LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Midwest Financial Group Brokerage Services, Inc., MML Investors Services, Inc., Money Concepts Capital Corporation, Morgan Keedgan & Company, Inc., MorganStanley SmithBarney LLC, National City Investments Corporation, New World Financial, Inc., Next Financial Group, Inc., NFP Securities, Inc., Ogilivie Securities Advisors Corporation, People's Securities, Inc., PNC Investments, LLC, PrimeVest Financial Services, Inc., Questar Capital Corporation, Raymond James & Associates, Raymond James Financial Services, RBC Capital Markets Corporation, RMIN Securities, Inc., Robert W. Baird & Company, Inc., Royal Alliance Associates, Sage Rutty & Company, Inc., Sagepoint Financial, Inc., Securities America, Inc., Stanley Laman Group Securities, LLC, Steadfast Capital Markets Group, LLC, Stephens, Inc., Summit Brokerage Services, Inc., The Investment Center, Inc., Todd A. Slingerland, Transamerica Financial Advisors, Trubee Collins & Company, Inc., UBS Financial Services, Inc., United Brokerage Services, Inc., United Planners Financial Services, US Bancorp Investments, Inc., Uvest Financial Services Group, Inc., Vanderbuilt Securities, LLC, Wachovia Insurance Services Broker Dealer, Inc., Wall Street Financial Group, Wells Fargo Advisors, LLC PCG, Wells Fargo Investments, LLC, Woodbury Financial Services, Inc., World Financial Group, Wortham.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.


PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. When we receive scheduled or regular premium payments from you through pre-authorized transactions such as, checking deduction (ACH), payroll deduction or through a government allocation arrangement, a summary of these transactions will appear on your annual statement and you will not receive a confirmation statement after each transaction. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.


After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in

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order to prevent the policy from terminating. For details see, "Lapse and
Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.

In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.

These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.

In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.

ALLOCATION OF PREMIUM PAYMENTS

INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Premium we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account. After the policy is issued and upon commencement of the Free-Look Period, any initial Net Premium and any additional Net Premium received by Us prior to the end of the Free Look period will be applied to the Hartford Money Market HLS Fund Sub-Account as of the later of: (a) the Policy Date; and (b) the date We receive the Premium. Upon expiration of the Free-Look Period, we will automatically allocate the policy value from the Hartford Money Market HLS Fund Sub-Account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions. (For policies issued by Harford Life Insurance Company, if your Policy was issued as a result of a replacement, we will automatically move the policy value from the Hartford Money Market HLS Fund Sub-Account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions 10 days after the Policy was issued, not at the end of the Free Look Period).

SUBSEQUENT NET PREMIUMS -- You may send subsequent Premiums and allocation instructions in accordance with our then current administrative offices. If you make a subsequent Premium payment and do not provide us with allocation instructions, we will allocate the Net Premium among the Sub-Accounts and Fixed Account (if applicable) in accordance with your most recent premium allocation instructions. Any allocation instructions will be effective upon receipt by Us in good order and will apply only to Premium payments received on or after that date. Subsequent Premium payments will be applied to the Policy based on the next computed accumulation unit values after we receive a good order request at our Designated Address described below. Net Premiums allocated to the Fixed Account will be credited to your Policy when we receive them.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS:

MAIL

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

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34

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To our Individual Life Operations Center at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order. You can also arrange to make premium payments by wire transfers.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will automatically amend your allocation instructions to replace the liquidated fund with the Money Market Fund.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.


ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


All valuations in connection with a policy, (i.e, with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us in good order at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Securities and Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.

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                                                                          35

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DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select and the minimum death benefit provision.

DEATH BENEFIT OPTIONS -- You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION) Under this option, the death benefit is the current Face Amount. Of the available options, Option A provides the lowest amount of Death Benefit protection and also costs the policy owner the least since cost of insurance charges are applied to the Amount at Risk and the Amount at Risk is the lowest with Option A. Option A should be considered when a policy owner wants a certain level of life insurance protection.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION) Under this option, the death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death. Policy owners who would like to put large amounts of premium into the policy with the potential of increasing their death benefit might consider Option B. The annual premium payable with respect to section 7702 of the IRC is highest under the Option B death benefit option.

- OPTION C (RETURN OF PREMIUM OPTION) Under this option, the death benefit is the current Face Amount, plus the sum of the premiums paid less withdrawals. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million. However, an overall maximum of the Face Amount plus $10 million may be available subject to underwriting approval and will be shown in your policy. Policy owners may consider this option if the policy is part of a split dollar arrangement where one beneficiary may be entitled to the face amount and another to the premiums paid.

- OPTION D (DECREASING OPTION) Option D is only available by switching from Option B to Option D. Under this option, the death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the last surviving insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

Policy Owners may consider switching to this option from Option B if they would like to potentially minimize their Amount at Risk (and therefore potentially minimize their cost of insurance charges) through potential increases in Account Value without having to provide evidence of insurability which would be required when changing to Option A from Option B.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your requests. If the last surviving insured dies before the Monthly Activity Date after we receive your request, we will pay the death benefit as if you had never changed your death benefit option.

The following changes are allowed without evidence of insurability:

- You may change Option A (Level Option) to Option B (Return of Account Value Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, decreased by the then current Account Value.

- You may change from Option B (Return of Account Value Option) to Option D (Decreasing Option). The Option D death benefit is the current Face Amount increased by the lesser of:

       - The Account Value on the date we receive due proof of death of the last surviving insured; or

       - The Account Value on the date you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

- You may change Option C (Return of Premium Option) to Option A (Level Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change.

In addition, you may change from Option B (Return of Account Value Option) to Option A (Level Option). However, if this change would result in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide evidence of insurability satisfactory to us. If you do, the Face Amount will become the Face Amount immediately prior to the option change increased by the Account Value on the date of the option change.

You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under

36

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section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                              A           B
--------------------------------------------------------------------------------
 Face Amount                                                $100,000    $100,000
 Account Value                                                46,500      34,000
 Specified Percentage                                           250%        250%
 Death Benefit Option                                          Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, (our current administration rules allow a policy owner to designate a future surrender date, no more than ten calendar days from the date we receive the request) whichever is later.


WITHDRAWALS -- One withdrawal is allowed per calendar month. You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by reduction of Account Value as a result of the withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each withdrawal.

We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.

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                                                                          37

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LOANS

AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us. The minimum loan amount that we will allow is $500. In Tennessee there is no minimum.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

EFFECT OF LOANS ON NO LAPSE GUARANTEE -- The No Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtedness. Therefore, you should carefully consider the impact of taking policy loans during the No Lapse Guarantee Period.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the maximum interest rates we will charge on your Indebtedness.

                          PORTION OF        INTEREST RATE
DURING POLICY YEARS      INDEBTEDNESS          CHARGED
------------------------------------------------------------
        1-10                 All                  5%
    11 and later          Preferred             3.25%
                        Non-Preferred           4.25%

LAPSE AND REINSTATEMENT

POLICY DEFAULT AND LAPSE -- Your Policy will be in default on any Monthly Activity Date on which either:

- The Account Value is not sufficient to cover the Monthly Deduction Amount and the No Lapse Guarantee is not available; or

-   The Indebtedness exceeds the Cash Value.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating.

That lapse notice will tell you the minimum premium required to keep the policy from terminating. The minimum premium will be no greater than an amount that results in a Cash Surrender Value equal to the three Monthly Deduction Amounts as of the date your policy goes into default. That notice will be mailed both to you, and any assignee, on the first day the policy goes into default, at your last known address.

GRACE PERIOD -- We will keep your policy inforce for the 61 day period following the date your policy goes into default.

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We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

NO-LAPSE GUARANTEE -- If available, the No-Lapse Guarantee prevents your policy from lapsing even if there is insufficient policy value to cover the policy charges unless there is Indebtedness. There is not a separate charge for the No-Lapse Guarantee, however, the No-Lapse Guarantee is only available if:

- At least one of the insureds is insurable and age 75 or younger on the Policy Date;

-   The No-Lapse Guarantee Period has not expired; and

- On each Monthly Activity Date during the No-Lapse Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals, equal or exceed the Cumulative No-Lapse Guarantee Premium.

-   There is no Indebtedness.

The No-Lapse Guarantee is based on the issue age of the younger insured, unless the insured is uninsurable, then we will base the period on the older insured. Starting on the effective date of your policy, the length of the No-Lapse Guarantee Period is:

-   20 years or to an insured age 75 or, if sooner, but never less than 5 years.

The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee. On the Policy Date, the Cumulative No-Lapse Guarantee Premium is the Monthly No-Lapse Guarantee Premium shown in your Policy. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Premium is:

- The Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus

-   The current Monthly No-Lapse Guarantee Premium.

While the No-Lapse Guarantee is available, we guarantee that your policy will not lapse and your Death Benefit will be at least equal to the Face Amount. If the last surviving insured dies while the No-Lapse Guarantee is available, we will pay the death proceeds.

If there is any increase or decrease in the Face Amount, or any change in rider coverage or a change in insurance class, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the anniversary following the younger insured's 120th birthday, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within three years (5 years in some states) from the date the policy lapsed;

-   You submit to us satisfactory evidence of insurability;

-   any policy Indebtedness is repaid or carried over to the reinstated policy;
    and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

-   The Monthly Deduction Amounts that were due and unpaid during the Grace
    Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   The Surrender Charge at the time of reinstatement.

This means that upon Reinstatement, the Account Value of the reinstated policy is reduced to reflect the Monthly Deduction Amounts that were due and unpaid during the Grace Period.

The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.

FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury

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Regulations thereunder, and public interpretations thereof by the IRS (e.g.,
Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

Although this discussion addresses some of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.


The federal, as well as the state and local, tax laws and regulations may require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and record. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.


THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.


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Although we believe that the Last Survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.

Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.

The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

FOR POLICIES WITH THE LAST SURVIVOR EXCHANGE OPTION RIDER ONLY: The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

FOR POLICIES WITH THE MATURITY DATE EXTENSION RIDER ONLY: The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the last surviving insured. If the maturity date of the policy is extended by rider, we believe the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that each subaccount of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

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A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to make adjustments orpay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, indicates that amplified by Rev. Rul. 2007-7 where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts and other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS

Under existing provisions of the Code, increases in a policy owner's contract value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will be includable in the policy owner's income to the extent that the amount received exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level

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premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX -- GENERALLY

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.

An "employer-owned life insurance contract" is defined as a life insurance contract which --

    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all

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       employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,

- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).

Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.

Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.

The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.

In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.

44

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Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.



Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.



In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.

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RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.


FINANCIAL INFORMATION



We have included the financial statements for the Company and the Separate Account for the year ended December 31, 2009 in the Statement of Additional Information (SAI). In addition we have included the following:


Hartford Life Insurance Company Policies:


We have incorporated by reference the quarterly report for the Company on Form 10-Q for the quarterly period ended March 31, 2010 in the SAI.



To receive a copy of the SAI free of charge, call your financial professional or write to us at:


The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

46

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GLOSSARY OF SPECIAL TERMS

1933 ACT: Refers to the Securities Act of 1933, as amended.

1940 ACT: Refers to the Investment Company Act of 1940, as amended.

AMOUNT AT RISK: an amount equal to the Death Benefit minus the Account Value.

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.

BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse Guarantee. On the Policy Date, the Cumulative No-Lapse Guarantee Premium is the Monthly No-Lapse Guarantee Premium shown in your Policy. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current Monthly No-Lapse Guarantee Premium.

DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.

The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.

NO LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No Lapse Guarantee available, as shown in the policy's specification page, and used to calculate the Cumulative No Lapse Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans granted by Us using the Policy assigned to Us by you as sole security, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender the policy for its cash surrender value.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.


YOU, YOUR: the owner of the policy.

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WHERE YOU CAN FIND MORE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

811-07271

811-07273

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION (PART B)
HARTFORD LEADERS VARIABLE UNIVERSAL LIFE JOINT LEGACY
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 3, 2010
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2010

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                        SA-1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 30, 2010 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of
2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such reports are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2009: $15,070,197; 2008:
$20,679,265; and; 2007: $21,696,958. HESCO did not retain any of these underwriting commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professional ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 2001 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 2001 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for year ended December 31, 2009 follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.


For the most recent quarterly financial statement information for Hartford Life and Annuity Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Variable Life II (the "Account"), as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account VL II as of December 31, 2009, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS
                                           BALANCED WEALTH         INTERNATIONAL          SMALL/MID CAP       ALLIANCEBERNSTEIN VPS
                                         STRATEGY PORTFOLIO       VALUE PORTFOLIO        VALUE PORTFOLIO         VALUE PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 27,344                425,310                218,834                 698
                                            =============          =============          =============              ======
  Cost                                           $274,591             $8,435,566             $3,194,087              $5,579
                                            =============          =============          =============              ======
  Market Value                                   $289,302             $6,184,003             $2,923,626              $6,210
 Due from Hartford Life and Annuity
  Insurance Company                                    --                     --                  4,577                  --
 Receivable from fund shares sold                   1,414                 12,156                     --                  --
 Other assets                                           6                     --                     --                  --
                                            -------------          -------------          -------------              ------
 Total Assets                                     290,722              6,196,159              2,928,203               6,210
                                            -------------          -------------          -------------              ------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 3,557                 12,156                     --                  --
 Payable for fund shares
  purchased                                            --                     --                  4,577                  --
 Other liabilities                                     --                     --                     --                  --
                                            -------------          -------------          -------------              ------
 Total Liabilities                                  3,557                 12,156                  4,577                  --
                                            -------------          -------------          -------------              ------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                    $287,165             $6,184,003             $2,923,626              $6,210
                                            =============          =============          =============              ======

                                         ALLIANCEBERNSTEIN VPS        AIM V.I.            AIM V.I.           AIM V. I.
                                             INTERNATIONAL            CAPITAL               CORE           INTERNATIONAL
                                           GROWTH PORTFOLIO      APPRECIATION FUND      EQUITY FUND         GROWTH FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 87,100               106,071              45,165             138,390
                                             ============            ==========          ==========          ==========
  Cost                                         $1,714,902            $2,497,211            $979,972          $3,040,293
                                             ============            ==========          ==========          ==========
  Market Value                                 $1,438,025            $2,156,428          $1,125,506          $3,599,534
 Due from Hartford Life and Annuity
  Insurance Company                                    --                    --                  34              11,977
 Receivable from fund shares sold                      --                17,629                  --                  --
 Other assets                                          --                    --                  --                  --
                                             ------------            ----------          ----------          ----------
 Total Assets                                   1,438,025             2,174,057           1,125,540           3,611,511
                                             ------------            ----------          ----------          ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                17,629                  --                  --
 Payable for fund shares
  purchased                                            --                    --                  34              11,977
 Other liabilities                                     --                    --                  --                  --
                                             ------------            ----------          ----------          ----------
 Total Liabilities                                     --                17,629                  34              11,977
                                             ------------            ----------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $1,438,025            $2,156,428          $1,125,506          $3,599,534
                                             ============            ==========          ==========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             AIM V.I.            AIM V.I.            AIM V.I.             AIM V.I.
                                           MID CAP CORE         SMALL CAP            CAPITAL          POWERSHARES ETF
                                           EQUITY FUND         EQUITY FUND       DEVELOPMENT FUND     ALLOCATION FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             330,078              75,051             141,364              27,224
                                            ==========          ==========          ==========            ========
  Cost                                      $4,071,308          $1,053,801          $2,507,477            $355,925
                                            ==========          ==========          ==========            ========
  Market Value                              $3,604,451            $965,161          $1,595,998            $372,962
 Due from Hartford Life and Annuity
  Insurance Company                                 --               8,100                  --                 630
 Receivable from fund shares sold                   --                  --              12,771                  --
 Other assets                                       --                  --                  --                  --
                                            ----------          ----------          ----------            --------
 Total Assets                                3,604,451             973,261           1,608,769             373,592
                                            ----------          ----------          ----------            --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                  --              12,771                  --
 Payable for fund shares purchased                  --               8,100                  --                 630
 Other liabilities                                  --                  --                  --                  --
                                            ----------          ----------          ----------            --------
 Total Liabilities                                  --               8,100              12,771                 630
                                            ----------          ----------          ----------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $3,604,451            $965,161          $1,595,998            $372,962
                                            ==========          ==========          ==========            ========

                                                                                                                AMERICAN FUNDS
                                             AIM V.I.         ALLIANCEBERNSTEIN VPS       AMERICAN FUNDS        CAPITAL WORLD
                                              GLOBAL               REAL ESTATE                GLOBAL               GROWTH &
                                         REAL ESTATE FUND      INVESTMENT PORTFOLIO         BOND FUND            INCOME FUND
                                          SUB-ACCOUNT (B)        SUB-ACCOUNT (B)           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              1,030                    62                    82,022                220,895
                                              =======                  ====                  ========             ==========
  Cost                                        $12,264                  $570                  $881,694             $1,603,899
                                              =======                  ====                  ========             ==========
  Market Value                                $12,510                  $604                  $945,719             $2,014,558
 Due from Hartford Life and Annuity
  Insurance Company                                --                    --                       236                    586
 Receivable from fund shares sold                  --                    --                        --                     --
 Other assets                                      --                    --                        --                     --
                                              -------                  ----                  --------             ----------
 Total Assets                                  12,510                   604                   945,955              2,015,144
                                              -------                  ----                  --------             ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                    --                        --                     --
 Payable for fund shares purchased                 --                    --                       236                    586
 Other liabilities                                 --                    --                        --                     --
                                              -------                  ----                  --------             ----------
 Total Liabilities                                 --                    --                       236                    586
                                              -------                  ----                  --------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $12,510                  $604                  $945,719             $2,014,558
                                              =======                  ====                  ========             ==========

(a)  From inception February 26, 2009 to December 31, 2009.

(b) From inception July 23, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                          AMERICAN FUNDS          BLUE CHIP                              AMERICAN FUNDS
                                               ASSET             INCOME AND         AMERICAN FUNDS           GLOBAL
                                          ALLOCATION FUND        GROWTH FUND           BOND FUND           GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            1,917,006            1,679,636            2,770,022            1,003,309
                                            ===========          ===========          ===========          ===========
  Cost                                      $31,471,392          $16,427,826          $29,699,271          $16,823,708
                                            ===========          ===========          ===========          ===========
  Market Value                              $28,084,145          $13,957,778          $28,337,321          $19,564,533
 Due from Hartford Life and Annuity
  Insurance Company                               7,650                   --                7,618               23,188
 Receivable from fund shares sold                    --                  652                   --                   --
 Other assets                                        --                   --                   --                   --
                                            -----------          -----------          -----------          -----------
 Total Assets                                28,091,795           13,958,430           28,344,939           19,587,721
                                            -----------          -----------          -----------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                  652                   --                   --
 Payable for fund shares purchased                7,650                   --                7,618               23,188
 Other liabilities                                    1                   --                   --                    4
                                            -----------          -----------          -----------          -----------
 Total Liabilities                                7,651                  652                7,618               23,192
                                            -----------          -----------          -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $28,084,144          $13,957,778          $28,337,321          $19,564,529
                                            ===========          ===========          ===========          ===========


                                          AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS
                                            GROWTH FUND      GROWTH-INCOME FUND   INTERNATIONAL FUND     NEW WORLD FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            1,514,613            1,950,279            2,055,356              697,119
                                            ===========          ===========          ===========          ===========
  Cost                                      $73,815,849          $65,093,306          $34,835,087          $11,546,307
                                            ===========          ===========          ===========          ===========
  Market Value                              $69,823,662          $60,809,688          $35,167,135          $13,865,690
 Due from Hartford Life and Annuity
  Insurance Company                              54,660               19,925                9,413                4,032
 Receivable from fund shares sold                    --                   --                   --                   --
 Other assets                                         8                   --                    3                   --
                                            -----------          -----------          -----------          -----------
 Total Assets                                69,878,330           60,829,613           35,176,551           13,869,722
                                            -----------          -----------          -----------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                   --                   --                   --
 Payable for fund shares purchased               54,660               19,925                9,413                4,032
 Other liabilities                                   --                    5                   --                   --
                                            -----------          -----------          -----------          -----------
 Total Liabilities                               54,660               19,930                9,413                4,032
                                            -----------          -----------          -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $69,823,670          $60,809,683          $35,167,138          $13,865,690
                                            ===========          ===========          ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS         FIDELITY VIP          FIDELITY VIP        FIDELITY VIP
                                             GLOBAL SMALL          ASSET MANAGER        EQUITY-INCOME           GROWTH
                                         CAPITALIZATION FUND         PORTFOLIO            PORTFOLIO            PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                764,560               109,713               857,033              1,854
                                             ============           ===========          ============          =========
  Cost                                        $11,523,093            $1,911,127           $18,839,470            $51,469
                                             ============           ===========          ============          =========
  Market Value                                $13,570,944            $1,426,263           $14,391,252            $55,168
 Due from Hartford Life and Annuity
  Insurance Company                                 5,069                    --                    --                 --
 Receivable from fund shares sold                      --                    --                12,246                 --
 Other assets                                           5                    --                    --                 --
                                             ------------           -----------          ------------          ---------
 Total Assets                                  13,576,018             1,426,263            14,403,498             55,168
                                             ------------           -----------          ------------          ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                    --                12,246                 --
 Payable for fund shares purchased                  5,069                    --                    --                 --
 Other liabilities                                     --                    --                     4                 --
                                             ------------           -----------          ------------          ---------
 Total Liabilities                                  5,069                    --                12,250                 --
                                             ------------           -----------          ------------          ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $13,570,949            $1,426,263           $14,391,248            $55,168
                                             ============           ===========          ============          =========

                                            FIDELITY VIP         FIDELITY VIP        FIDELITY VIP         FIDELITY VIP
                                             CONTRAFUND            OVERSEAS             MID CAP         VALUE STRATEGIES
                                             PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               643,390              32,604              346,447              11,316
                                            ============          ==========          ===========           =========
  Cost                                       $16,234,818            $629,899           $9,546,406             $67,842
                                            ============          ==========          ===========           =========
  Market Value                               $13,054,387            $490,684           $8,695,829             $87,922
 Due from Hartford Life and Annuity
  Insurance Company                                7,413                  --                8,338                  --
 Receivable from fund shares sold                     --                  --                   --                  --
 Other assets                                         --                  --                   --                  --
                                            ------------          ----------          -----------           ---------
 Total Assets                                 13,061,800             490,684            8,704,167              87,922
                                            ------------          ----------          -----------           ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                  --                   --                  --
 Payable for fund shares purchased                 7,413                  --                8,338                  --
 Other liabilities                                    --                  --                    1                  --
                                            ------------          ----------          -----------           ---------
 Total Liabilities                                 7,413                  --                8,339                  --
                                            ------------          ----------          -----------           ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $13,054,387            $490,684           $8,695,828             $87,922
                                            ============          ==========          ===========           =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY VIP
                                          DYNAMIC CAPITAL       FIDELITY VIP        FIDELITY VIP        FIDELITY VIP
                                           APPRECIATION         FREEDOM 2010        FREEDOM 2020        FREEDOM 2030
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              8,922               23,196              29,304              18,700
                                              =======             ========            ========            ========
  Cost                                        $43,728             $185,910            $223,601            $146,076
                                              =======             ========            ========            ========
  Market Value                                $62,987             $225,930            $277,797            $168,304
 Due from Hartford Life and Annuity
  Insurance Company                                --                   --               2,197                   3
 Receivable from fund shares sold                  --                   --                  --                  --
 Other assets                                      --                   --                  --                  --
                                              -------             --------            --------            --------
 Total Assets                                  62,987              225,930             279,994             168,307
                                              -------             --------            --------            --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                   --                  --                  --
 Payable for fund shares purchased                 --                   --               2,197                   3
 Other liabilities                                 --                   --                  --                  --
                                              -------             --------            --------            --------
 Total Liabilities                                 --                   --               2,197                   3
                                              -------             --------            --------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $62,987             $225,930            $277,797            $168,304
                                              =======             ========            ========            ========

                                                                    FRANKLIN                                     FRANKLIN
                                            FIDELITY VIP             RISING                FRANKLIN            SMALL-MID CAP
                                          STRATEGIC INCOME         DIVIDENDS                INCOME                GROWTH
                                             PORTFOLIO          SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                          SUB-ACCOUNT (B)       SUB-ACCOUNT (B)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                117                  1,212                  873,061               16,129
                                               ======               ========             ============            =========
  Cost                                         $1,346                $19,260              $13,454,848             $219,509
                                               ======               ========             ============            =========
  Market Value                                 $1,299                $19,226              $12,327,615             $272,099
 Due from Hartford Life and Annuity
  Insurance Company                                --                      2                    4,452                1,337
 Receivable from fund shares sold                  --                     --                       --                   --
 Other assets                                      --                     --                       --                   --
                                               ------               --------             ------------            ---------
 Total Assets                                   1,299                 19,228               12,332,067              273,436
                                               ------               --------             ------------            ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                     --                       --                   --
 Payable for fund shares purchased                 --                      2                    4,452                1,337
 Other liabilities                                 --                     --                       --                   --
                                               ------               --------             ------------            ---------
 Total Liabilities                                 --                      2                    4,452                1,337
                                               ------               --------             ------------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $1,299                $19,226              $12,327,615             $272,099
                                               ======               ========             ============            =========

(b) From inception July 23, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             FRANKLIN             FRANKLIN                                  TEMPLETON
                                             SMALL CAP            STRATEGIC                                 DEVELOPING
                                               VALUE               INCOME            MUTUAL SHARES           MARKETS
                                          SECURITIES FUND      SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              604,004              661,580             1,147,899              51,221
                                            ===========          ===========          ============          ==========
  Cost                                       $7,909,332           $7,527,619           $18,120,098            $393,848
                                            ===========          ===========          ============          ==========
  Market Value                               $7,713,126           $8,124,200           $16,736,369            $505,551
 Due from Hartford Life and Annuity
  Insurance Company                               6,614               10,669                25,667                 644
 Receivable from fund shares sold                    --                   --                    --                  --
 Other assets                                        --                   --                    --                  --
                                            -----------          -----------          ------------          ----------
 Total Assets                                 7,719,740            8,134,869            16,762,036             506,195
                                            -----------          -----------          ------------          ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                   --                    --                  --
 Payable for fund shares purchased                6,614               10,669                25,667                 644
 Other liabilities                                   --                   --                    --                  --
                                            -----------          -----------          ------------          ----------
 Total Liabilities                                6,614               10,669                25,667                 644
                                            -----------          -----------          ------------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $7,713,126           $8,124,200           $16,736,369            $505,551
                                            ===========          ===========          ============          ==========

                                                                                                           FRANKLIN
                                            TEMPLETON            TEMPLETON             MUTUAL              FLEX CAP
                                             FOREIGN              GROWTH          GLOBAL DISCOVERY          GROWTH
                                         SECURITIES FUND      SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (C)       SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              58,404              300,569              386,722              25,581
                                            ==========          ===========          ===========          ==========
  Cost                                        $740,449           $3,459,792           $7,783,726            $246,725
                                            ==========          ===========          ===========          ==========
  Market Value                                $785,530           $3,125,922           $7,274,241            $279,602
 Due from Hartford Life and Annuity
  Insurance Company                              9,640                1,405                6,561                  --
 Receivable from fund shares sold                   --                   --                   --                  --
 Other assets                                       --                   --                   --                  --
                                            ----------          -----------          -----------          ----------
 Total Assets                                  795,170            3,127,327            7,280,802             279,602
                                            ----------          -----------          -----------          ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                   --                   --                  --
 Payable for fund shares purchased               9,640                1,405                6,561                  --
 Other liabilities                                  --                   --                   --                  --
                                            ----------          -----------          -----------          ----------
 Total Liabilities                               9,640                1,405                6,561                  --
                                            ----------          -----------          -----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $785,530           $3,125,922           $7,274,241            $279,602
                                            ==========          ===========          ===========          ==========

(c)  Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                           HARTFORD               HARTFORD
                                             TEMPLETON              HARTFORD                 TOTAL                 CAPITAL
                                            GLOBAL BOND             ADVISERS              RETURN BOND           APPRECIATION
                                          SECURITIES FUND           HLS FUND               HLS FUND               HLS FUND
                                          SUB-ACCOUNT (D)          SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              523,927              2,194,152              5,531,460              2,549,193
                                             ==========            ===========            ===========            ===========
  Cost                                       $8,783,267            $54,524,150            $61,513,998            $120,582,929
                                             ==========            ===========            ===========            ===========
  Market Value                               $9,079,662            $38,340,110            $58,504,053            $93,365,143
 Due from Hartford Life and Annuity
  Insurance Company                              20,442                     --                 36,146                 16,028
 Receivable from fund shares sold                    --                 13,172                     --                     --
 Other assets                                        --                      3                     --                     --
                                             ----------            -----------            -----------            -----------
 Total Assets                                 9,100,104             38,353,285             58,540,199             93,381,171
                                             ----------            -----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                 13,172                     --                     --
 Payable for fund shares purchased               20,442                     --                 36,146                 16,028
 Other liabilities                                   --                     --                      8                    122
                                             ----------            -----------            -----------            -----------
 Total Liabilities                               20,442                 13,172                 36,154                 16,150
                                             ----------            -----------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $9,079,662            $38,340,113            $58,504,045            $93,365,021
                                             ==========            ===========            ===========            ===========

                                              HARTFORD             HARTFORD            HARTFORD
                                              DIVIDEND            FUNDAMENTAL           GLOBAL             HARTFORD
                                             AND GROWTH             GROWTH             ADVISERS         GLOBAL EQUITY
                                              HLS FUND             HLS FUND            HLS FUND            HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             2,761,919             10,170              26,569              18,114
                                             ===========            =======            ========            ========
  Cost                                       $53,347,496            $75,593            $336,285            $155,907
                                             ===========            =======            ========            ========
  Market Value                               $48,471,836            $85,270            $276,785            $157,084
 Due from Hartford Life and Annuity
  Insurance Company                                   --                 --                  --                  --
 Receivable from fund shares sold                    835                 --               6,652                  --
 Other assets                                         10                 --                  --                  --
                                             -----------            -------            --------            --------
 Total Assets                                 48,472,681             85,270             283,437             157,084
                                             -----------            -------            --------            --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  835                 --               6,652                  --
 Payable for fund shares purchased                    --                 --                  --                  --
 Other liabilities                                    --                 --                  --                  --
                                             -----------            -------            --------            --------
 Total Liabilities                                   835                 --               6,652                  --
                                             -----------            -------            --------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $48,471,846            $85,270            $276,785            $157,084
                                             ===========            =======            ========            ========

(d) Formerly Templeton Global Income Securites Fund. Change effective May 1,
    2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                        HARTFORD                               HARTFORD
                                     HARTFORD          DISCIPLINED          HARTFORD            GROWTH
                                  GLOBAL GROWTH          EQUITY              GROWTH          OPPORTUNITIES
                                     HLS FUND           HLS FUND            HLS FUND           HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (E)
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     21,713              924,844            18,100              446,079
                                     ========          ===========          ========          ===========
  Cost                               $339,058          $10,654,806          $154,582          $10,058,035
                                     ========          ===========          ========          ===========
  Market Value                       $297,654           $9,686,818          $182,262           $9,814,496
 Due from Hartford Life and
  Annuity Insurance Company                --               28,373               970               22,444
 Receivable from fund shares
  sold                                     --                   --                --                   --
 Other assets                              --                    5                --                   --
                                     --------          -----------          --------          -----------
 Total Assets                         297,654            9,715,196           183,232            9,836,940
                                     --------          -----------          --------          -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                   --                --                   --
 Payable for fund shares
  purchased                                --               28,373               970               22,444
 Other liabilities                         --                   --                --                   --
                                     --------          -----------          --------          -----------
 Total Liabilities                         --               28,373               970               22,444
                                     --------          -----------          --------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                        $297,654           $9,686,823          $182,262           $9,814,496
                                     ========          ===========          ========          ===========

                                                                           HARTFORD           HARTFORD
                                     HARTFORD           HARTFORD         INTERNATIONAL     INTERNATIONAL
                                    HIGH YIELD            INDEX             GROWTH         SMALL COMPANY
                                     HLS FUND           HLS FUND           HLS FUND           HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     97,241            1,741,154            7,205             271,019
                                     ========          ===========          =======          ==========
  Cost                               $734,213          $59,882,582          $41,693          $3,867,688
                                     ========          ===========          =======          ==========
  Market Value                       $771,646          $40,421,135          $53,394          $3,058,471
 Due from Hartford Life and
  Annuity Insurance Company            15,159                7,706               --                  --
 Receivable from fund shares
  sold                                     --                   --               --              35,747
 Other assets                              --                   --               --                  --
                                     --------          -----------          -------          ----------
 Total Assets                         786,805           40,428,841           53,394           3,094,218
                                     --------          -----------          -------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                   --               --              35,747
 Payable for fund shares
  purchased                            15,159                7,706               --                  --
 Other liabilities                         --                   --               --                  --
                                     --------          -----------          -------          ----------
 Total Liabilities                     15,159                7,706               --              35,747
                                     --------          -----------          -------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                        $771,646          $40,421,135          $53,394          $3,058,471
                                     ========          ===========          =======          ==========

(e) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD
                                            INTERNATIONAL            MIDCAP              HARTFORD               HARTFORD
                                            OPPORTUNITIES            GROWTH               MIDCAP              MIDCAP VALUE
                                              HLS FUND              HLS FUND             HLS FUND               HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             1,558,191              27,605              1,442,981               678,137
                                             ===========            ========            ===========            ==========
  Cost                                       $20,127,376            $179,082            $31,539,064            $8,478,108
                                             ===========            ========            ===========            ==========
  Market Value                               $17,160,556            $217,435            $30,479,407            $5,647,867
 Due from Hartford Life and Annuity
  Insurance Company                                   --                  --                     --                    --
 Receivable from fund shares sold                 32,084                  --                 24,164                22,041
 Other assets                                          2                  --                     --                    --
                                             -----------            --------            -----------            ----------
 Total Assets                                 17,192,642             217,435             30,503,571             5,669,908
                                             -----------            --------            -----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               32,084                  --                 24,164                22,041
 Payable for fund shares purchased                    --                  --                     --                    --
 Other liabilities                                    --                  --                      1                    --
                                             -----------            --------            -----------            ----------
 Total Liabilities                                32,084                  --                 24,165                22,041
                                             -----------            --------            -----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $17,160,558            $217,435            $30,479,406            $5,647,867
                                             ===========            ========            ===========            ==========


                                              HARTFORD               HARTFORD               HARTFORD               HARTFORD
                                            MONEY MARKET           SMALL COMPANY         SMALLCAP GROWTH             STOCK
                                              HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            64,188,641              1,122,083                2,515                1,093,876
                                             ===========            ===========              =======              ===========
  Cost                                       $64,188,641            $16,428,103              $29,916              $63,180,086
                                             ===========            ===========              =======              ===========
  Market Value                               $64,188,641            $15,966,332              $39,354              $39,491,907
 Due from Hartford Life and Annuity
  Insurance Company                                   --                  7,639                   --                       --
 Receivable from fund shares sold                180,945                     --                   --                    2,791
 Other assets                                         --                     --                   --                       --
                                             -----------            -----------              -------              -----------
 Total Assets                                 64,369,586             15,973,971               39,354               39,494,698
                                             -----------            -----------              -------              -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                              180,945                     --                   --                    2,791
 Payable for fund shares purchased                    --                  7,639                   --                       --
 Other liabilities                                    --                      3                   --                        8
                                             -----------            -----------              -------              -----------
 Total Liabilities                               180,945                  7,642                   --                    2,799
                                             -----------            -----------              -------              -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $64,188,641            $15,966,329              $39,354              $39,491,899
                                             ===========            ===========              =======              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             HARTFORD                                HARTFORD             HARTFORD
                                          U.S. GOVERNMENT        HARTFORD              VALUE               EQUITY
                                            SECURITIES             VALUE           OPPORTUNITIES           INCOME
                                             HLS FUND            HLS FUND            HLS FUND             HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              696,008              4,790              360,239              21,403
                                            ===========          =========          ===========          ==========
  Cost                                       $7,444,380            $41,204           $5,360,761            $177,486
                                            ===========          =========          ===========          ==========
  Market Value                               $7,330,988            $45,524           $4,594,002            $224,261
 Due from Hartford Life and Annuity
  Insurance Company                               2,491                630                1,692                 707
 Receivable from fund shares sold                    --                 --                   --                  --
 Other assets                                        --                 --                   --                  --
                                            -----------          ---------          -----------          ----------
 Total Assets                                 7,333,479             46,154            4,595,694             224,968
                                            -----------          ---------          -----------          ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                 --                   --                  --
 Payable for fund shares purchased                2,491                630                1,692                 707
 Other liabilities                                   --                 --                   --                  --
                                            -----------          ---------          -----------          ----------
 Total Liabilities                                2,491                630                1,692                 707
                                            -----------          ---------          -----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $7,330,988            $45,524           $4,594,002            $224,261
                                            ===========          =========          ===========          ==========

                                                                                      LORD ABBETT
                                            LORD ABBETT          LORD ABBETT          GROWTH AND
                                          AMERICA'S VALUE      BOND-DEBENTURE           INCOME            MFS GROWTH
                                             PORTFOLIO            PORTFOLIO            PORTFOLIO            SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              141,111              497,017               72,359              1,837
                                            ===========          ===========          ===========          =========
  Cost                                       $1,896,470           $4,890,037           $1,871,741            $29,771
                                            ===========          ===========          ===========          =========
  Market Value                               $1,691,924           $5,606,353           $1,472,502            $39,372
 Due from Hartford Life and Annuity
  Insurance Company                               2,972                3,802                  575                 --
 Receivable from fund shares sold                    --                   --                   --                 --
 Other assets                                        --                   --                   --                 --
                                            -----------          -----------          -----------          ---------
 Total Assets                                 1,694,896            5,610,155            1,473,077             39,372
                                            -----------          -----------          -----------          ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                   --                   --                 --
 Payable for fund shares purchased                2,972                3,802                  575                 --
 Other liabilities                                   --                   --                   --                 --
                                            -----------          -----------          -----------          ---------
 Total Liabilities                                2,972                3,802                  575                 --
                                            -----------          -----------          -----------          ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,691,924           $5,606,353           $1,472,502            $39,372
                                            ===========          ===========          ===========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          MFS INVESTORS           MFS NEW              MFS TOTAL            MFS VALUE
                                           TRUST SERIES       DISCOVERY SERIES       RETURN SERIES           SERIES
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              22,917               73,854               468,767              600,349
                                            ==========           ==========           ===========          ===========
  Cost                                        $341,844             $983,750            $9,569,496           $6,014,501
                                            ==========           ==========           ===========          ===========
  Market Value                                $417,998             $991,857            $8,194,055           $7,084,120
 Due from Hartford Life and Annuity
  Insurance Company                              2,828                   --                 1,161               28,935
 Receivable from fund shares sold                   --                   --                    --                   --
 Other assets                                       --                   --                    --                    1
                                            ----------           ----------           -----------          -----------
 Total Assets                                  420,826              991,857             8,195,216            7,113,056
                                            ----------           ----------           -----------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                   --                    --                   --
 Payable for fund shares purchased               2,828                   --                 1,161               28,935
 Other liabilities                                  --                   --                    --                   --
                                            ----------           ----------           -----------          -----------
 Total Liabilities                               2,828                   --                 1,161               28,935
                                            ----------           ----------           -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $417,998             $991,857            $8,194,055           $7,084,121
                                            ==========           ==========           ===========          ===========

                                                               VAN KAMPEN --       VAN KAMPEN --
                                                               UIF CORE PLUS        UIF EMERGING        VAN KAMPEN --
                                           MFS RESEARCH         FIXED INCOME       MARKETS EQUITY      UIF HIGH YIELD
                                            BOND SERIES          PORTFOLIO           PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              138,734              24,331                715                  895
                                            ===========          ==========           ========            =========
  Cost                                       $1,678,409            $272,852             $8,316              $11,361
                                            ===========          ==========           ========            =========
  Market Value                               $1,692,553            $241,605             $9,301              $10,553
 Due from Hartford Life and Annuity
  Insurance Company                              34,698                  --                 --                   --
 Receivable from fund shares sold                    --                  --                 --                   --
 Other assets                                        --                  --                 --                   --
                                            -----------          ----------           --------            ---------
 Total Assets                                 1,727,251             241,605              9,301               10,553
                                            -----------          ----------           --------            ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                  --                 --                   --
 Payable for fund shares purchased               34,698                  --                 --                   --
 Other liabilities                                   --                  --                 --                   --
                                            -----------          ----------           --------            ---------
 Total Liabilities                               34,698                  --                 --                   --
                                            -----------          ----------           --------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,692,553            $241,605             $9,301              $10,553
                                            ===========          ==========           ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          VAN KAMPEN --       VAN KAMPEN --
                                           UIF MID CAP           UIF U.S.         MORGAN STANLEY --      MORGAN STANLEY --
                                              GROWTH          MID CAP VALUE         FOCUS GROWTH             BALANCED
                                            PORTFOLIO           PORTFOLIO             PORTFOLIO              PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             211,940             322,480                 804                  1,079
                                            ==========          ==========             =======                =======
  Cost                                      $1,439,723          $4,282,109             $10,301                $15,666
                                            ==========          ==========             =======                =======
  Market Value                              $1,924,419          $3,386,622             $13,995                $13,728
 Due from Hartford Life and Annuity
  Insurance Company                              3,057                  --                  --                     --
 Receivable from fund shares sold                   --              13,125                  --                     --
 Other assets                                       --                  --                  --                     --
                                            ----------          ----------             -------                -------
 Total Assets                                1,927,476           3,399,747              13,995                 13,728
                                            ----------          ----------             -------                -------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --              13,125                  --                     --
 Payable for fund shares purchased               3,057                  --                  --                     --
 Other liabilities                                  --                  --                  --                     --
                                            ----------          ----------             -------                -------
 Total Liabilities                               3,057              13,125                  --                     --
                                            ----------          ----------             -------                -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $1,924,419          $3,386,622             $13,995                $13,728
                                            ==========          ==========             =======                =======

                                                                 MORGAN STANLEY --                              MORGAN STANLEY --
                                          MORGAN STANLEY --          DIVIDEND           MORGAN STANLEY --       EQUALLY-WEIGHTED
                                           FLEXIBLE INCOME            GROWTH               MONEY MARKET              S&P 500
                                              PORTFOLIO              PORTFOLIO              PORTFOLIO               PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               4,300                  1,920                 259,029                  1,433
                                               =======                =======                ========                =======
  Cost                                         $29,512                $29,186                $259,029                $27,527
                                               =======                =======                ========                =======
  Market Value                                 $25,973                $27,460                $259,029                $22,205
 Due from Hartford Life and Annuity
  Insurance Company                                 --                     --                      --                     --
 Receivable from fund shares sold                   --                     --                      --                     --
 Other assets                                       --                     --                      --                     --
                                               -------                -------                --------                -------
 Total Assets                                   25,973                 27,460                 259,029                 22,205
                                               -------                -------                --------                -------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                     --                      --                     --
 Payable for fund shares purchased                  --                     --                      --                     --
 Other liabilities                                  --                     --                      --                     --
                                               -------                -------                --------                -------
 Total Liabilities                                  --                     --                      --                     --
                                               -------                -------                --------                -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $25,973                $27,460                $259,029                $22,205
                                               =======                =======                ========                =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            OPPENHEIMER                                                     OPPENHEIMER
                                              CAPITAL             OPPENHEIMER          OPPENHEIMER          MAIN STREET
                                            APPRECIATION       GLOBAL SECURITIES       MAIN STREET           SMALL CAP
                                              FUND/VA               FUND/VA              FUND/VA              FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               69,879                62,967              31,692               127,103
                                             ==========            ==========            ========            ==========
  Cost                                       $2,700,535            $2,009,135            $629,859            $1,356,600
                                             ==========            ==========            ========            ==========
  Market Value                               $2,560,352            $1,654,761            $571,716            $1,815,024
 Due from Hartford Life and Annuity
  Insurance Company                                  --                    --                  --                 2,018
 Receivable from fund shares sold                19,264                   640                  --                    --
 Other assets                                        --                    --                  --                    --
                                             ----------            ----------            --------            ----------
 Total Assets                                 2,579,616             1,655,401             571,716             1,817,042
                                             ----------            ----------            --------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                              19,264                   640                  --                    --
 Payable for fund shares purchased                   --                    --                  --                 2,018
 Other liabilities                                   --                    --                  --                    --
                                             ----------            ----------            --------            ----------
 Total Liabilities                               19,264                   640                  --                 2,018
                                             ----------            ----------            --------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $2,560,352            $1,654,761            $571,716            $1,815,024
                                             ==========            ==========            ========            ==========


                                           OPPENHEIMER          PUTNAM VT            PUTNAM VT            PUTNAM VT
                                              VALUE            DIVERSIFIED          GLOBAL ASSET            GLOBAL
                                             FUND/VA           INCOME FUND        ALLOCATION FUND        EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             4,649               841,949              44,938               325,625
                                             =======            ==========            ========            ==========
  Cost                                       $35,612            $6,193,928            $798,507            $6,985,079
                                             =======            ==========            ========            ==========
  Market Value                               $41,797            $6,822,824            $613,161            $3,298,384
 Due from Hartford Life and Annuity
  Insurance Company                               --                    --                  --                 1,631
 Receivable from fund shares sold                 --                   287                  --                    --
 Other assets                                     --                    --                  --                    --
                                             -------            ----------            --------            ----------
 Total Assets                                 41,797             6,823,111             613,161             3,300,015
                                             -------            ----------            --------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               --                   287                  --                    --
 Payable for fund shares purchased                --                    --                  --                 1,631
 Other liabilities                                --                    --                  --                    --
                                             -------            ----------            --------            ----------
 Total Liabilities                                --                   287                  --                 1,631
                                             -------            ----------            --------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $41,797            $6,822,824            $613,161            $3,298,384
                                             =======            ==========            ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             PUTNAM VT           PUTNAM VT             PUTNAM VT
                                            GROWTH AND         GLOBAL HEALTH             HIGH                PUTNAM VT
                                            INCOME FUND          CARE FUND            YIELD FUND            INCOME FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (F)         SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              771,672             52,573              1,628,748               615,578
                                            ===========           ========            ===========            ==========
  Cost                                      $19,868,841           $525,662            $13,273,965            $7,658,731
                                            ===========           ========            ===========            ==========
  Market Value                              $11,157,606           $647,702            $10,803,942            $7,615,262
 Due from Hartford Life and Annuity
  Insurance Company                                  --                 --                     --                    --
 Receivable from fund shares sold                    --                 --                     --                 4,015
 Other assets                                        --                 --                     --                    --
                                            -----------           --------            -----------            ----------
 Total Assets                                11,157,606            647,702             10,803,942             7,619,277
                                            -----------           --------            -----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                 --                     --                 4,015
 Payable for fund shares purchased                   --                 --                     --                    --
 Other liabilities                                   --                 --                     --                    --
                                            -----------           --------            -----------            ----------
 Total Liabilities                                   --                 --                     --                 4,015
                                            -----------           --------            -----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $11,157,606           $647,702            $10,803,942            $7,615,262
                                            ===========           ========            ===========            ==========

                                             PUTNAM VT
                                           INTERNATIONAL            PUTNAM VT              PUTNAM VT
                                             GROWTH AND           INTERNATIONAL        INTERNATIONAL NEW         PUTNAM VT
                                            INCOME FUND            EQUITY FUND         OPPORTUNITIES FUND      INVESTORS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              226,992                948,670                26,339                44,642
                                             ==========            ===========              ========              ========
  Cost                                       $2,990,347            $14,645,172              $420,588              $531,788
                                             ==========            ===========              ========              ========
  Market Value                               $2,065,213            $10,616,250              $417,207              $402,228
 Due from Hartford Life and Annuity
  Insurance Company                                  --                  3,481                    --                    --
 Receivable from fund shares sold                    --                     --                    --                    --
 Other assets                                        --                     --                    --                    --
                                             ----------            -----------              --------              --------
 Total Assets                                 2,065,213             10,619,731               417,207               402,228
                                             ----------            -----------              --------              --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                     --                    --                    --
 Payable for fund shares purchased                   --                  3,481                    --                    --
 Other liabilities                                   --                     --                    --                    --
                                             ----------            -----------              --------              --------
 Total Liabilities                                   --                  3,481                    --                    --
                                             ----------            -----------              --------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $2,065,213            $10,616,250              $417,207              $402,228
                                             ==========            ===========              ========              ========

(f)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            PUTNAM VT            PUTNAM VT             PUTNAM VT            PUTNAM VT
                                              MONEY                 NEW                SMALL CAP        THE GEORGE PUTNAM
                                           MARKET FUND      OPPORTUNITIES FUND         VALUE FUND         FUND OF BOSTON
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            70,843                354,971               116,257              35,775
                                             =======            ===========            ==========            ========
  Cost                                       $70,843            $11,770,453            $1,924,633            $361,862
                                             =======            ===========            ==========            ========
  Market Value                               $70,843             $6,151,912            $1,275,340            $244,699
 Due from Hartford Life and Annuity
  Insurance Company                               --                  6,613                    --                  --
 Receivable from fund shares sold                 --                     --                    --                  --
 Other assets                                     --                     --                    --                  --
                                             -------            -----------            ----------            --------
 Total Assets                                 70,843              6,158,525             1,275,340             244,699
                                             -------            -----------            ----------            --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               --                     --                    --                  --
 Payable for fund shares purchased                --                  6,613                    --                  --
 Other liabilities                                --                     --                    --                  --
                                             -------            -----------            ----------            --------
 Total Liabilities                                --                  6,613                    --                  --
                                             -------            -----------            ----------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $70,843             $6,151,912            $1,275,340            $244,699
                                             =======            ===========            ==========            ========

                                            PUTNAM VT                                                          PUTNAM VT
                                              GLOBAL             PUTNAM VT              PUTNAM VT               CAPITAL
                                          UTILITIES FUND         VISTA FUND           VOYAGER FUND        OPPORTUNITIES FUND
                                         SUB-ACCOUNT (G)      SUB-ACCOUNT (H)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             38,902                76,250                419,915                 92,440
                                             ========            ==========            ===========            ===========
  Cost                                       $655,101            $1,172,147            $22,115,140             $1,372,635
                                             ========            ==========            ===========            ===========
  Market Value                               $522,843              $899,751            $13,691,059             $1,173,989
 Due from Hartford Life and Annuity
  Insurance Company                                --                    --                    212                     --
 Receivable from fund shares sold                  --                    --                     --                     --
 Other assets                                      --                    --                     --                     --
                                             --------            ----------            -----------            -----------
 Total Assets                                 522,843               899,751             13,691,271              1,173,989
                                             --------            ----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                    --                     --                     --
 Payable for fund shares purchased                 --                    --                    212                     --
 Other liabilities                                 --                    --                     --                     --
                                             --------            ----------            -----------            -----------
 Total Liabilities                                 --                    --                    212                     --
                                             --------            ----------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $522,843              $899,751            $13,691,059             $1,173,989
                                             ========            ==========            ===========            ===========

(g) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(h) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                  VAN KAMPEN LIT
                                               PUTNAM VT            GROWTH AND         VAN KAMPEN LIT
                                                EQUITY                INCOME              COMSTOCK
                                              INCOME FUND           PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT (I)        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                158,532               60,387               510,578
                                              ===========           ==========           ===========
  Cost                                         $1,775,045             $877,142            $6,604,422
                                              ===========           ==========           ===========
  Market Value                                 $1,932,199             $989,746            $5,156,833
 Due from Hartford Life and Annuity
  Insurance Company                                    --                2,243                    --
 Receivable from fund shares sold                     427                   --                12,881
 Other assets                                          --                   --                    --
                                              -----------           ----------           -----------
 Total Assets                                   1,932,626              991,989             5,169,714
                                              -----------           ----------           -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   427                   --                12,881
 Payable for fund shares purchased                     --                2,243                    --
 Other liabilities                                     --                   --                    --
                                              -----------           ----------           -----------
 Total Liabilities                                    427                2,243                12,881
                                              -----------           ----------           -----------
NET ASSETS:
 For Variable Life Contract Liabilities        $1,932,199             $989,746            $5,156,833
                                              ===========           ==========           ===========

(i) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                        UNITS
                                                      OWNED BY            MINIMUM UNIT               MAXIMUM UNIT       CONTRACT
SUB-ACCOUNT                                         PARTICIPANTS          FAIR VALUE #               FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio --Class B                                     31,021             $9.257151        to        $9.257151         $287,165
AllianceBernstein VPS International Value
 Portfolio -- Class B                                   757,738              8.161134        to         8.161134        6,184,003
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio -- Class B                                   273,631             10.684549        to        10.684549        2,923,626
AllianceBernstein VPS Value Portfolio -- Class
 B                                                          792              7.844980        to         7.844980            6,210
AllianceBernstein VPS International Growth
 Portfolio -- Class B                                   172,442              8.339156        to         8.339156        1,438,025
AIM V.I. Capital Appreciation Fund -- Class S1          245,513              8.783347        to         8.783347        2,156,428
AIM V.I. Core Equity Fund -- Class S1                    80,060             14.058334        to        14.058334        1,125,506
AIM V.I. International Growth Fund -- Class S1          409,780              8.784056        to         8.784056        3,599,534
AIM V.I. Mid Cap Core Equity Fund -- Class S1           227,728             15.827870        to        15.827870        3,604,451
AIM V.I. Small Cap Equity Fund -- Class S1               89,879             10.738505        to        10.738505          965,161
AIM V.I. Capital Development Fund -- Class S1           158,956             10.040517        to        10.040517        1,595,998
AIM V.I. PowerShares ETF Allocation Fund --
 Class S1                                                26,065             14.309207        to        14.309207          372,962
AIM V.I. Global Real Estate Fund -- Class S1              1,041             12.019804        to        12.019804           12,510
AllianceBernstein VPS Real Estate Investment
 Portfolio --Class B                                         45             13.467967        to        13.467967              604
American Funds Global Bond Fund -- Class 2               86,628             10.917046        to        10.917046          945,719
American Funds Capital World Growth & Income
 Fund --Class 2                                         234,854              8.577912        to         8.577912        2,014,558
American Funds Asset Allocation Fund -- Class
 2                                                    2,011,260             13.963461        to        13.963461       28,084,144
American Funds Blue Chip Income and Growth Fund
 -- Class 2                                           1,050,526             13.286460        to        13.286460       13,957,778
American Funds Bond Fund -- Class 2                   2,265,663             12.507300        to        12.507300       28,337,321
American Funds Global Growth Fund -- Class 2          12,990,891             1.506019        to         1.506019       19,564,529
American Funds Growth Fund -- Class 2                 67,370,598             1.035048        to        13.013625       69,823,670
American Funds Growth-Income Fund -- Class 2          48,585,458             1.250601        to        12.175221       60,809,683
American Funds International Fund -- Class 2          1,634,207             18.881474        to        21.523685       35,167,138
American Funds New World Fund -- Class 2                514,664             26.941235        to        26.941235       13,865,690
American Funds Global Small Capitalization Fund
 -- Class 2                                           7,332,818              1.850714        to         1.850714       13,570,949
Fidelity VIP Asset Manager Portfolio -- Class
 INIT                                                   590,199              2.416579        to         2.416579        1,426,263
Fidelity VIP Equity-Income Portfolio -- Class
 INIT                                                 5,328,940              2.499987        to         2.499987       13,322,281
Fidelity VIP Equity-Income Portfolio -- Class
 SRV2                                                   114,065              9.371563        to         9.371563        1,068,967
Fidelity VIP Growth Portfolio -- Class SRV2               7,278              7.579744        to         7.579744           55,168
Fidelity VIP Contrafund Portfolio -- Class
 SRV2                                                 1,203,398             10.847941        to        10.847941       13,054,387
Fidelity VIP Overseas Portfolio -- Class INIT           231,673              2.118000        to         2.118000          490,684
Fidelity VIP Mid Cap Portfolio -- Class SRV2            747,492             11.633336        to        11.633336        8,695,828
Fidelity VIP Value Strategies Portfolio --
 Class SRV2                                              10,348              8.496440        to         8.496440           87,922
Fidelity VIP Dynamic Capital Appreciation
 Portfolio -- Class SRV2                                  7,167              8.787986        to         8.787986           62,987
Fidelity VIP Freedom 2010 Portfolio -- Class
 SRV2                                                    23,336              9.681661        to         9.681661          225,930
Fidelity VIP Freedom 2020 Portfolio -- Class
 SRV2                                                    30,142              9.216289        to         9.216289          277,797
Fidelity VIP Freedom 2030 Portfolio -- Class
 SRV2                                                    19,128              8.798777        to         8.798777          168,304
Fidelity VIP Strategic Income Portfolio --
 Class SRV2                                                 117             11.064938        to        11.064938            1,299
Franklin Rising Dividends Securities Fund --
 Class 2                                                  1,721             11.169012        to        11.169012           19,226
Franklin Income Securities Fund -- Class 2            1,088,558             11.324722        to        11.324722       12,327,615
Franklin Small-Mid Cap Growth Securities Fund
 -- Class 2                                              28,518              9.377872        to        11.588939          272,099
Franklin Small Cap Value Securities Fund --
 Class 2                                                476,577             16.184436        to        16.184436        7,713,126
Franklin Strategic Income Securities Fund --
 Class 1                                                726,917             11.167863        to        18.069298        8,124,200
Mutual Shares Securities Fund -- Class 2              1,216,996             13.056884        to        13.754639       16,736,369
Templeton Developing Markets Securities Fund --
 Class 1                                                 56,650              8.924175        to         8.924175          505,551
Templeton Foreign Securities Fund -- Class 2             88,305              8.895624        to         8.895624          785,530
Templeton Growth Securities Fund -- Class 2             343,789              9.040690        to        12.407578        3,125,922
Mutual Global Discovery Securities Fund --
 Class 2                                                644,780             11.281734        to        11.281734        7,274,241
Franklin Flex Cap Growth Securities Fund --
 Class 2                                                 28,673              9.751412        to         9.751412          279,602
Templeton Global Bond Securities Fund -- Class
 2                                                      654,376             13.875288        to        13.875288        9,079,662
Hartford Advisers HLS Fund -- Class IA                12,630,913             3.035419        to         3.035419       38,340,113
Hartford Total Return Bond HLS Fund -- Class
 IA                                                   22,271,271             2.626884        to         2.626884       58,504,045
Hartford Capital Appreciation HLS Fund -- Class
 IA                                                   15,350,105             6.082370        to         6.082370       93,365,021
Hartford Dividend and Growth HLS Fund -- Class
 IA                                                   13,064,381             3.710229        to         3.710229       48,471,846
Hartford Fundamental Growth HLS Fund -- Class
 IA                                                       9,499              8.977086        to         8.977086           85,270
Hartford Global Advisers HLS Fund -- Class IA           187,203              1.478535        to         1.478535          276,785
Hartford Global Equity HLS Fund -- Class IA              18,082              8.664032        to         8.859237          157,084
Hartford Global Growth HLS Fund -- Class IA             285,662              1.041982        to         1.041982          297,654
Hartford Disciplined Equity HLS Fund -- Class
 IA                                                   7,391,091              1.310608        to         1.310608        9,686,823
Hartford Growth HLS Fund -- Class IA                     20,401              8.934077        to         8.934077          182,262

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        UNITS
                                                      OWNED BY            MINIMUM UNIT               MAXIMUM UNIT       CONTRACT
SUB-ACCOUNT                                         PARTICIPANTS          FAIR VALUE #               FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund -- Class
 IA                                                     583,067            $16.832526        to       $16.832526       $9,814,496
Hartford High Yield HLS Fund -- Class IA                 66,328             11.633875        to        11.633875          771,646
Hartford Index HLS Fund -- Class IA                   12,865,463             3.141833        to         3.141833       40,421,135
Hartford International Growth HLS Fund -- Class
 IA                                                       8,403              6.354409        to         6.354409           53,394
Hartford International Small Company HLS Fund
 -- Class IA                                            152,504             20.055023        to        20.055023        3,058,471
Hartford International Opportunities HLS Fund
 -- Class IA                                          5,931,486              2.893130        to         2.893130       17,160,558
Hartford MidCap Growth HLS Fund -- Class IA              25,300              8.594351        to         8.594351          217,435
Hartford MidCap HLS Fund -- Class IA                  8,587,829              3.549140        to         3.549140       30,479,406
Hartford MidCap Value HLS Fund -- Class IA              337,658             16.726572        to        16.726572        5,647,867
Hartford Money Market HLS Fund -- Class IA            35,727,066             1.796639        to         1.796639       64,188,641
Hartford Small Company HLS Fund -- Class IA           8,166,669              1.955060        to         1.955060       15,966,329
Hartford SmallCap Growth HLS Fund -- Class IA             4,159              9.461521        to         9.461521           39,354
Hartford Stock HLS Fund -- Class IA                   12,044,576             3.278812        to         3.278812       39,491,899
Hartford U.S. Government Securities HLS Fund --
 Class IA                                               713,427             10.054446        to        10.293920        7,330,988
Hartford Value HLS Fund -- Class IA                       5,103              8.921502        to         8.921502           45,524
Hartford Value Opportunities HLS Fund -- Class
 IA                                                     300,311             15.297498        to        15.297498        4,594,002
Hartford Equity Income HLS Fund -- Class IA              24,426              9.181279        to         9.181279          224,261
Lord Abbett America's Value Portfolio -- Class
 VC                                                     157,032             10.774410        to        10.774410        1,691,924
Lord Abbett Bond-Debenture Portfolio -- Class
 VC                                                     494,993             11.326127        to        11.326127        5,606,353
Lord Abbett Growth and Income Portfolio --
 Class VC                                               154,841              9.509797        to         9.509797        1,472,502
MFS Growth Series -- Class INIT                           4,160              9.463785        to         9.463785           39,372
MFS Investors Trust Series -- Class INIT                 37,834             11.048366        to        11.048366          417,998
MFS New Discovery Series -- Class INIT                   63,537             15.610690        to        15.610690          991,857
MFS Total Return Series -- Class INIT                   619,880             13.170904        to        13.218935        8,194,055
MFS Value Series -- Class INIT                          783,281              9.044166        to         9.044166        7,084,121
MFS Research Bond Series -- Class INIT                  150,401             11.253639        to        11.253639        1,692,553
Van Kampen -- UIF Core Plus Fixed Income
 Portfolio -- Class I                                    18,366             13.155253        to        13.155253          241,605
Van Kampen -- UIF Emerging Markets Equity
 Portfolio --Class I                                        327             28.413712        to        28.413712            9,301
Van Kampen -- UIF High Yield Portfolio -- Class
 I                                                          642             16.434318        to        16.434318           10,553
Van Kampen -- UIF Mid Cap Growth Portfolio --
 Class II                                               206,939              9.299431        to         9.299431        1,924,419
Van Kampen -- UIF U.S. Mid Cap Value Portfolio
 -- Class I                                               7,424             13.812635        to        13.812635          102,541
Van Kampen -- UIF U.S. Mid Cap Value Portfolio
 -- Class II                                            374,470              8.769934        to         8.769934        3,284,081
Morgan Stanley -- Focus Growth Portfolio --
 Class Y                                                  1,190             11.763572        to        11.763572           13,995
Morgan Stanley -- Balanced Portfolio -- Class
 Y                                                        1,035             13.267368        to        13.267368           13,728
Morgan Stanley -- Flexible Income Portfolio --
 Class Y                                                  1,875             13.854448        to        13.854448           25,973
Morgan Stanley -- Dividend Growth Portfolio --
 Class Y                                                  2,685             10.226533        to        10.226533           27,460
Morgan Stanley -- Money Market Portfolio --
 Class Y                                                 22,260             11.636568        to        11.636568          259,029
Morgan Stanley -- Equally-Weighted S&P 500
 Portfolio -- Class Y                                     1,605             13.835357        to        13.835357           22,205
Oppenheimer Capital Appreciation Fund/VA --
 Class SRV                                              255,998             10.001462        to        10.001462        2,560,352
Oppenheimer Global Securities Fund/VA -- Class
 SRV                                                    149,236             11.088193        to        11.088193        1,654,761
Oppenheimer Main Street Fund/VA -- Class SRV             58,751              9.731208        to         9.731208          571,716
Oppenheimer Main Street Small Cap Fund/VA --
 Class SRV                                              193,945              9.358432        to         9.358432        1,815,024
Oppenheimer Value Fund/VA -- Class SRV                    4,867              8.588256        to         8.588256           41,797
Putnam VT Diversified Income Fund -- Class IA           106,385             23.175409        to        23.175409        2,465,506
Putnam VT Diversified Income Fund -- Class IB           390,025             11.171885        to        11.171885        4,357,318
Putnam VT Global Asset Allocation Fund -- Class
 IA                                                      21,584             26.783076        to        26.783076          578,075
Putnam VT Global Asset Allocation Fund -- Class
 IB                                                       3,706              9.467980        to         9.467980           35,086
Putnam VT Global Equity Fund -- Class IA                140,744             23.229823        to        23.229823        3,269,446
Putnam VT Global Equity Fund -- Class IB                  2,116             13.675389        to        13.675389           28,938
Putnam VT Growth and Income Fund -- Class IA            391,203             28.044583        to        28.044583       10,971,133
Putnam VT Growth and Income Fund -- Class IB             16,194             11.514849        to        11.514849          186,473
Putnam VT Global Health Care Fund -- Class IA            42,991             15.065962        to        15.065962          647,702
Putnam VT High Yield Fund -- Class IA                   311,455             28.889334        to        28.889334        8,997,714
Putnam VT High Yield Fund -- Class IB                   114,882             15.722517        to        15.722517        1,806,228
Putnam VT Income Fund -- Class IA                       238,258             25.224094        to        25.224094        6,009,834
Putnam VT Income Fund -- Class IB                       122,972             13.055246        to        13.055246        1,605,428
Putnam VT International Growth and Income Fund
 -- Class IA                                            133,190             15.194392        to        15.194392        2,023,748
Putnam VT International Growth and Income Fund
 -- Class IB                                              5,522              7.508868        to         7.508868           41,465
Putnam VT International Equity Fund -- Class
 IA                                                     638,190             15.354650        to        15.354650        9,799,189
Putnam VT International Equity Fund -- Class
 IB                                                      54,733             14.928049        to        14.928049          817,061

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                        UNITS
                                                      OWNED BY            MINIMUM UNIT               MAXIMUM UNIT       CONTRACT
SUB-ACCOUNT                                         PARTICIPANTS          FAIR VALUE #               FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
 -- Class IA                                             26,829            $15.550584        to       $15.550584         $417,207
Putnam VT Investors Fund -- Class IA                     43,495              9.243957        to         9.243957          402,065
Putnam VT Investors Fund -- Class IB                         14             11.527606        to        11.527606              163
Putnam VT Money Market Fund -- Class IA                  39,307              1.802303        to         1.802303           70,843
Putnam VT New Opportunities Fund -- Class IA            281,357             21.099132        to        21.099132        5,936,382
Putnam VT New Opportunities Fund -- Class IB             16,595             12.988059        to        12.988059          215,530
Putnam VT Small Cap Value Fund -- Class IB              155,230              8.215811        to         8.215811        1,275,340
Putnam VT The George Putnam Fund of Boston --
 Class IA                                                20,292             12.059130        to        12.059130          244,699
Putnam VT Global Utilities Fund -- Class IA              18,293             28.580962        to        28.580962          522,843
Putnam VT Vista Fund -- Class IA                         83,526             10.772051        to        10.772051          899,751
Putnam VT Voyager Fund -- Class IA                      376,637             35.386121        to        35.386121       13,327,724
Putnam VT Voyager Fund -- Class IB                       25,420             14.293431        to        14.293431          363,335
Putnam VT Capital Opportunities Fund -- Class
 IB                                                      76,256             15.395267        to        15.395267        1,173,989
Putnam VT Equity Income Fund -- Class IA                 43,644             13.861395        to        13.861395          604,971
Putnam VT Equity Income Fund -- Class IB                 91,972             14.430719        to        14.430719        1,327,228
Van Kampen LIT Growth and Income Portfolio --
 Class II                                               101,329              9.152221        to        13.054030          989,746
Van Kampen LIT Comstock Portfolio -- Class II           531,692              9.698918        to         9.698918        5,156,833

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS
                                           BALANCED WEALTH         INTERNATIONAL          SMALL/MID CAP      ALLIANCEBERNSTEIN VPS
                                         STRATEGY PORTFOLIO       VALUE PORTFOLIO        VALUE PORTFOLIO        VALUE PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $1,282                $59,659                $15,295                  $76
                                            -------------          -------------          -------------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                        213                  7,847                   (797)                  (2)
 Net realized gain on distributions                    --                     --                 80,675                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         37,503              1,541,096                649,819                  684
                                            -------------          -------------          -------------           ----------
  Net gain (loss) on investments                   37,716              1,548,943                729,697                  682
                                            -------------          -------------          -------------           ----------
  Net increase (decrease) in net
   assets resulting from operations               $38,998             $1,608,602               $744,992                 $758
                                            =============          =============          =============           ==========

                                         ALLIANCEBERNSTEIN VPS        AIM V.I.            AIM V.I.           AIM V. I.
                                             INTERNATIONAL            CAPITAL               CORE           INTERNATIONAL
                                           GROWTH PORTFOLIO      APPRECIATION FUND      EQUITY FUND         GROWTH FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $50,949               $12,262             $20,148             $46,305
                                             ------------            ----------          ----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      2,666                   916             173,186                 401
 Net realized gain on distributions                    --                    --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        355,636               356,204             264,198             648,249
                                             ------------            ----------          ----------          ----------
  Net gain (loss) on investments                  358,302               357,120             437,384             648,650
                                             ------------            ----------          ----------          ----------
  Net increase (decrease) in net
   assets resulting from operations              $409,251              $369,382            $457,532            $694,955
                                             ============            ==========          ==========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             AIM V.I.            AIM V.I.              AIM V.I.               AIM V.I.
                                           MID CAP CORE         SMALL CAP              CAPITAL             POWERSHARES ETF
                                           EQUITY FUND         EQUITY FUND         DEVELOPMENT FUND        ALLOCATION FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $42,449              $1,427                  $ --                 $4,325
                                             --------            --------              --------                -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 39,190             (26,512)                3,991                  1,873
 Net realized gain on distributions            40,963                  --                    --                    747
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    695,048             151,274               470,890                 17,037
                                             --------            --------              --------                -------
  Net gain (loss) on investments              775,201             124,762               474,881                 19,657
                                             --------            --------              --------                -------
  Net increase (decrease) in net
   assets resulting from operations          $817,650            $126,189              $474,881                $23,982
                                             ========            ========              ========                =======

                                                                                                                  AMERICAN FUNDS
                                              AIM V.I.          ALLIANCEBERNSTEIN VPS       AMERICAN FUNDS        CAPITAL WORLD
                                               GLOBAL                REAL ESTATE                GLOBAL               GROWTH &
                                          REAL ESTATE FUND       INVESTMENT PORTFOLIO          BOND FUND           INCOME FUND
                                          SUB-ACCOUNT (B)          SUB-ACCOUNT (B)            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --                     $ --                   $12,114               $38,541
                                                ----                     ----                   -------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (2)                      --                       176                   573
 Net realized gain on distributions               --                       --                        --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       246                       34                    64,791               466,067
                                                ----                     ----                   -------              --------
  Net gain (loss) on investments                 244                       34                    64,967               466,640
                                                ----                     ----                   -------              --------
  Net increase (decrease) in net
   assets resulting from operations             $244                      $34                   $77,081              $505,181
                                                ====                     ====                   =======              ========

(a)  From inception February 26, 2009 to December 31, 2009.

(b) From inception July 23, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                          AMERICAN FUNDS        BLUE CHIP                             AMERICAN FUNDS
                                              ASSET             INCOME AND        AMERICAN FUNDS          GLOBAL
                                         ALLOCATION FUND       GROWTH FUND          BOND FUND          GROWTH FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $595,811            $246,923            $842,211            $238,181
                                            ----------          ----------          ----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (109,279)             37,213              18,436            (149,754)
 Net realized gain on distributions                 --                  --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   4,951,597           2,732,103           2,202,590           5,990,943
                                            ----------          ----------          ----------          ----------
  Net gain (loss) on investments             4,842,318           2,769,316           2,221,026           5,841,189
                                            ----------          ----------          ----------          ----------
  Net increase (decrease) in net
   assets resulting from operations         $5,438,129          $3,016,239          $3,063,237          $6,079,370
                                            ==========          ==========          ==========          ==========


                                          AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS       AMERICAN FUNDS
                                            GROWTH FUND        GROWTH-INCOME FUND     INTERNATIONAL FUND     NEW WORLD FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $389,105               $849,281               $456,364            $171,173
                                            -----------            -----------            -----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  371,256                407,242                106,223             (11,765)
 Net realized gain on distributions                  --                     --                152,651                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   19,213,290             13,607,354              9,958,673           4,063,555
                                            -----------            -----------            -----------          ----------
  Net gain (loss) on investments             19,584,546             14,014,596             10,217,547           4,051,790
                                            -----------            -----------            -----------          ----------
  Net increase (decrease) in net
   assets resulting from operations         $19,973,651            $14,863,877            $10,673,911          $4,222,963
                                            ===========            ===========            ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS         FIDELITY VIP        FIDELITY VIP        FIDELITY VIP
                                            GLOBAL SMALL         ASSET MANAGER        EQUITY-INCOME          GROWTH
                                         CAPITALIZATION FUND       PORTFOLIO            PORTFOLIO          PORTFOLIO
                                             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $30,365              $30,721             $285,169               $94
                                             -----------           ----------          -----------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    98,354              (84,635)            (589,778)             (989)
 Net realized gain on distributions                   --                2,149                   --                41
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     4,996,644              398,560            3,885,605             9,739
                                             -----------           ----------          -----------          --------
  Net gain (loss) on investments               5,094,998              316,074            3,295,827             8,791
                                             -----------           ----------          -----------          --------
  Net increase (decrease) in net
   assets resulting from operations           $5,125,363             $346,795           $3,580,996            $8,885
                                             ===========           ==========          ===========          ========

                                           FIDELITY VIP         FIDELITY VIP        FIDELITY VIP         FIDELITY VIP
                                            CONTRAFUND            OVERSEAS             MID CAP         VALUE STRATEGIES
                                             PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $126,599              $9,531              $32,575                $238
                                            -----------          ----------          -----------           ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      230             (62,096)               6,399                 205
 Net realized gain on distributions               3,138               1,532               38,795                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    3,044,385             142,366            2,169,750              20,028
                                            -----------          ----------          -----------           ---------
  Net gain (loss) on investments              3,047,753              81,802            2,214,944              20,233
                                            -----------          ----------          -----------           ---------
  Net increase (decrease) in net
   assets resulting from operations          $3,174,352             $91,333           $2,247,519             $20,471
                                            ===========          ==========          ===========           =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY VIP
                                          DYNAMIC CAPITAL      FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                           APPRECIATION        FREEDOM 2010       FREEDOM 2020       FREEDOM 2030
                                             PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $9              $7,790             $8,114             $3,005
                                              -------             -------            -------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    115                  99              8,841                 77
 Net realized gain on distributions                --                 397              2,610                732
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     17,660              40,429             56,154             29,156
                                              -------             -------            -------            -------
  Net gain (loss) on investments               17,775              40,925             67,605             29,965
                                              -------             -------            -------            -------
  Net increase (decrease) in net
   assets resulting from operations           $17,784             $48,715            $75,719            $32,970
                                              =======             =======            =======            =======

                                                                    FRANKLIN                                   FRANKLIN
                                            FIDELITY VIP             RISING               FRANKLIN           SMALL-MID CAP
                                          STRATEGIC INCOME         DIVIDENDS               INCOME               GROWTH
                                             PORTFOLIO          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                          SUB-ACCOUNT (B)       SUB-ACCOUNT (B)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $46                  $ --                 $763,033                $ --
                                                ----                  ----               ----------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    --                     1                   22,385              (8,811)
 Net realized gain on distributions                9                    --                       --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (47)                  (34)               2,266,081              76,476
                                                ----                  ----               ----------             -------
  Net gain (loss) on investments                 (38)                  (33)               2,288,466              67,665
                                                ----                  ----               ----------             -------
  Net increase (decrease) in net
   assets resulting from operations               $8                  $(33)              $3,051,499             $67,665
                                                ====                  ====               ==========             =======

(b) From inception July 23, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              FRANKLIN              FRANKLIN                                  TEMPLETON
                                             SMALL CAP             STRATEGIC                                  DEVELOPING
                                               VALUE                 INCOME            MUTUAL SHARES           MARKETS
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $103,467              $373,961              $257,402              $5,800
                                             ----------            ----------            ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      202                19,642                 3,230                  (3)
 Net realized gain on distributions             284,934                    --                    --                 498
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,310,713               721,065             3,008,197             124,734
                                             ----------            ----------            ----------            --------
  Net gain (loss) on investments              1,595,849               740,707             3,011,427             125,229
                                             ----------            ----------            ----------            --------
  Net increase (decrease) in net
   assets resulting from operations          $1,699,316            $1,114,668            $3,268,829            $131,029
                                             ==========            ==========            ==========            ========

                                                                                                         FRANKLIN
                                            TEMPLETON          TEMPLETON              MUTUAL             FLEX CAP
                                             FOREIGN             GROWTH          GLOBAL DISCOVERY         GROWTH
                                         SECURITIES FUND    SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT (C)        SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $1,396             $71,622               $67,678               $ --
                                             -------            --------            ----------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (636)              5,468               (10,874)                89
 Net realized gain on distributions            1,722                  --               159,690                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    46,269             683,408               954,002             32,830
                                             -------            --------            ----------            -------
  Net gain (loss) on investments              47,355             688,876             1,102,818             32,919
                                             -------            --------            ----------            -------
  Net increase (decrease) in net
   assets resulting from operations          $48,751            $760,498            $1,170,496            $32,919
                                             =======            ========            ==========            =======

(c)  Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                          HARTFORD              HARTFORD
                                             TEMPLETON              HARTFORD               TOTAL                 CAPITAL
                                            GLOBAL BOND             ADVISERS            RETURN BOND           APPRECIATION
                                          SECURITIES FUND           HLS FUND              HLS FUND              HLS FUND
                                          SUB-ACCOUNT (D)         SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $666,853               $772,499            $2,126,985               $727,969
                                              --------             ----------            ----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (27,994)              (683,571)               27,604                449,911
 Net realized gain on distributions                 --                     --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     255,769              9,041,006             5,141,594             28,408,839
                                              --------             ----------            ----------            -----------
  Net gain (loss) on investments               227,775              8,357,435             5,169,198             28,858,750
                                              --------             ----------            ----------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $894,628             $9,129,934            $7,296,183            $29,586,719
                                              ========             ==========            ==========            ===========

                                              HARTFORD            HARTFORD          HARTFORD
                                              DIVIDEND          FUNDAMENTAL          GLOBAL            HARTFORD
                                             AND GROWTH            GROWTH           ADVISERS         GLOBAL EQUITY
                                              HLS FUND            HLS FUND          HLS FUND           HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $973,025               $83               $ --             $1,352
                                             ----------            ------            -------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   75,287                52             (4,946)            (2,498)
 Net realized gain on distributions                  --                --                 --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    8,656,722             9,813             59,693             30,070
                                             ----------            ------            -------            -------
  Net gain (loss) on investments              8,732,009             9,865             54,747             27,572
                                             ----------            ------            -------            -------
  Net increase (decrease) in net
   assets resulting from operations          $9,705,034            $9,948            $54,747            $28,924
                                             ==========            ======            =======            =======

(d) Formerly Templeton Global Income Securites Fund. Change effective May 1,
    2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                  HARTFORD                                 HARTFORD
                                             HARTFORD           DISCIPLINED           HARTFORD              GROWTH
                                          GLOBAL GROWTH            EQUITY              GROWTH           OPPORTUNITIES
                                             HLS FUND             HLS FUND            HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (E)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,941              $130,212               $684               $42,346
                                             --------            ----------            -------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (28,462)                8,241                 21                12,668
 Net realized gain on distributions                --                    --                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    126,238             1,702,258             29,740             2,104,578
                                             --------            ----------            -------            ----------
  Net gain (loss) on investments               97,776             1,710,499             29,761             2,117,246
                                             --------            ----------            -------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $99,717            $1,840,711            $30,445            $2,159,592
                                             ========            ==========            =======            ==========

                                                                                      HARTFORD            HARTFORD
                                             HARTFORD             HARTFORD          INTERNATIONAL       INTERNATIONAL
                                            HIGH YIELD             INDEX               GROWTH           SMALL COMPANY
                                             HLS FUND             HLS FUND            HLS FUND            HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $53,622              $722,868               $836              $45,914
                                             --------            ----------            -------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (376)              (77,175)               (12)            (167,984)
 Net realized gain on distributions                --                17,021                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     56,588             7,860,486             12,179              972,610
                                             --------            ----------            -------            ---------
  Net gain (loss) on investments               56,212             7,800,332             12,167              804,626
                                             --------            ----------            -------            ---------
  Net increase (decrease) in net
   assets resulting from operations          $109,834            $8,523,200            $13,003             $850,540
                                             ========            ==========            =======            =========

(e) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      HARTFORD           HARTFORD
                                   INTERNATIONAL          MIDCAP            HARTFORD             HARTFORD
                                   OPPORTUNITIES          GROWTH             MIDCAP            MIDCAP VALUE
                                      HLS FUND           HLS FUND           HLS FUND             HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $295,737              $563             $148,049             $38,451
                                     ----------          --------          -----------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  68,871               224           (1,940,011)           (102,107)
 Net realized gain on
  distributions                              --                --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     3,969,217            42,050            9,370,849           1,775,040
                                     ----------          --------          -----------          ----------
  Net gain (loss) on
   investments                        4,038,088            42,274            7,430,838           1,672,933
                                     ----------          --------          -----------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $4,333,825           $42,837           $7,578,887          $1,711,384
                                     ==========          ========          ===========          ==========


                                     HARTFORD           HARTFORD          HARTFORD           HARTFORD
                                   MONEY MARKET      SMALL COMPANY     SMALLCAP GROWTH         STOCK
                                     HLS FUND           HLS FUND          HLS FUND           HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $43,915              $1,792              $23             $533,871
                                     --------          ----------          -------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --            (403,285)             198           (1,273,953)
 Net realized gain on
  distributions                            --                  --               --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          --           4,087,452            9,540           12,875,511
                                     --------          ----------          -------          -----------
  Net gain (loss) on
   investments                             --           3,684,167            9,738           11,601,558
                                     --------          ----------          -------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $43,915          $3,685,959           $9,761          $12,135,429
                                     ========          ==========          =======          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              HARTFORD                               HARTFORD           HARTFORD
                                          U.S. GOVERNMENT         HARTFORD            VALUE              EQUITY
                                             SECURITIES            VALUE          OPPORTUNITIES          INCOME
                                              HLS FUND            HLS FUND           HLS FUND           HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $2,310               $668              $42,319            $5,762
                                              --------             ------           ----------           -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  11,842                 22               28,262               131
 Net realized gain on distributions                 --                 --                   --             1,041
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     241,781              4,236            1,355,426            46,856
                                              --------             ------           ----------           -------
  Net gain (loss) on investments               253,623              4,258            1,383,688            48,028
                                              --------             ------           ----------           -------
  Net increase (decrease) in net
   assets resulting from operations           $255,933             $4,926           $1,426,007           $53,790
                                              ========             ======           ==========           =======

                                                                                     LORD ABBETT
                                            LORD ABBETT          LORD ABBETT          GROWTH AND
                                          AMERICA'S VALUE       BOND-DEBENTURE          INCOME           MFS GROWTH
                                             PORTFOLIO            PORTFOLIO           PORTFOLIO            SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $52,801              $321,677            $13,187                $61
                                              --------            ----------           --------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   6,672                59,037              7,301                (64)
 Net realized gain on distributions                 --                    --                 --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     271,875               843,124            229,509             10,882
                                              --------            ----------           --------            -------
  Net gain (loss) on investments               278,547               902,161            236,810             10,818
                                              --------            ----------           --------            -------
  Net increase (decrease) in net
   assets resulting from operations           $331,348            $1,223,838           $249,997            $10,879
                                              ========            ==========           ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          MFS INVESTORS           MFS NEW              MFS TOTAL            MFS VALUE
                                           TRUST SERIES       DISCOVERY SERIES       RETURN SERIES           SERIES
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $6,455                 $ --              $296,941              $39,086
                                            ----------           ----------           -----------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   9,055              (10,842)                3,172                  435
 Net realized gain on distributions                 --                   --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      96,712              321,582             1,044,590            1,101,723
                                            ----------           ----------           -----------          -----------
  Net gain (loss) on investments               105,767              310,740             1,047,762            1,102,158
                                            ----------           ----------           -----------          -----------
  Net increase (decrease) in net
   assets resulting from operations           $112,222             $310,740            $1,344,703           $1,141,244
                                            ==========           ==========           ===========          ===========

                                                              VAN KAMPEN --       VAN KAMPEN --
                                                              UIF CORE PLUS        UIF EMERGING       VAN KAMPEN --
                                          MFS RESEARCH        FIXED INCOME        MARKETS EQUITY      UIF HIGH YIELD
                                           BOND SERIES          PORTFOLIO           PORTFOLIO           PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,836             $19,666                $ --                $695
                                            ---------           ---------            --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    147                 249                  63                  29
 Net realized gain on distributions                --                  --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     14,022               1,454               3,665               2,249
                                            ---------           ---------            --------            --------
  Net gain (loss) on investments               14,169               1,703               3,728               2,278
                                            ---------           ---------            --------            --------
  Net increase (decrease) in net
   assets resulting from operations           $16,005             $21,369              $3,728              $2,973
                                            =========           =========            ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   VAN KAMPEN --        VAN KAMPEN --
                                    UIF MID CAP            UIF U.S.        MORGAN STANLEY --  MORGAN STANLEY --
                                       GROWTH           MID CAP VALUE        FOCUS GROWTH         BALANCED
                                     PORTFOLIO            PORTFOLIO            PORTFOLIO          PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $32,733               $ --               $308
                                      --------            ----------            -------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (11,840)               26,392             (8,978)                --
 Net realized gain on
  distributions                             --                    --                 --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      503,095               964,676             18,914              1,833
                                      --------            ----------            -------            -------
  Net gain (loss) on
   investments                         491,255               991,068              9,936              1,833
                                      --------            ----------            -------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $491,255            $1,023,801             $9,936             $2,141
                                      ========            ==========            =======            =======

                                                    MORGAN STANLEY --                     MORGAN STANLEY --
                                 MORGAN STANLEY --      DIVIDEND       MORGAN STANLEY --  EQUALLY-WEIGHTED
                                  FLEXIBLE INCOME        GROWTH          MONEY MARKET          S&P 500
                                     PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,556               $355              $23                 $480
                                      -------            -------             ----              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (5)                17               --                1,742
 Net realized gain on
  distributions                            --                 --               --                  898
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       2,561              4,677               --                6,038
                                      -------            -------             ----              -------
  Net gain (loss) on
   investments                          2,556              4,694               --                8,678
                                      -------            -------             ----              -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $4,112             $5,049              $23               $9,158
                                      =======            =======             ====              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           OPPENHEIMER                                                  OPPENHEIMER
                                             CAPITAL            OPPENHEIMER          OPPENHEIMER        MAIN STREET
                                           APPRECIATION      GLOBAL SECURITIES       MAIN STREET         SMALL CAP
                                             FUND/VA              FUND/VA              FUND/VA            FUND/VA
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $151              $24,836              $5,123              $4,825
                                             --------             --------             -------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (12,075)              21,038                 (77)             25,950
 Net realized gain on distributions                --               27,541                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    798,627              387,856              93,422             488,276
                                             --------             --------             -------            --------
  Net gain (loss) on investments              786,552              436,435              93,345             514,226
                                             --------             --------             -------            --------
  Net increase (decrease) in net
   assets resulting from operations          $786,703             $461,271             $98,468            $519,051
                                             ========             ========             =======            ========


                                          OPPENHEIMER          PUTNAM VT            PUTNAM VT            PUTNAM VT
                                             VALUE            DIVERSIFIED          GLOBAL ASSET           GLOBAL
                                            FUND/VA           INCOME FUND        ALLOCATION FUND        EQUITY FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $225              $273,036             $34,446               $4,882
                                             ------            ----------            --------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (117)               31,724               1,828             (713,836)
 Net realized gain on distributions              --                    --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    9,474             1,658,371             137,138            1,401,334
                                             ------            ----------            --------            ---------
  Net gain (loss) on investments              9,357             1,690,095             138,966              687,498
                                             ------            ----------            --------            ---------
  Net increase (decrease) in net
   assets resulting from operations          $9,582            $1,963,131            $173,412             $692,380
                                             ======            ==========            ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            PUTNAM VT           PUTNAM VT          PUTNAM VT
                                            GROWTH AND        GLOBAL HEALTH           HIGH             PUTNAM VT
                                           INCOME FUND          CARE FUND          YIELD FUND         INCOME FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (F)      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $305,828               $ --            $991,402            $401,121
                                            ----------          ---------          ----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (396,596)            13,651             310,197              20,306
 Net realized gain on distributions                 --             70,188                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   2,678,858             60,936           2,667,937           2,075,274
                                            ----------          ---------          ----------          ----------
  Net gain (loss) on investments             2,282,262            144,775           2,978,134           2,095,580
                                            ----------          ---------          ----------          ----------
  Net increase (decrease) in net
   assets resulting from operations         $2,588,090           $144,775          $3,969,536          $2,496,701
                                            ==========          =========          ==========          ==========

                                            PUTNAM VT
                                          INTERNATIONAL          PUTNAM VT            PUTNAM VT
                                            GROWTH AND         INTERNATIONAL      INTERNATIONAL NEW        PUTNAM VT
                                           INCOME FUND          EQUITY FUND       OPPORTUNITIES FUND    INVESTORS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --                 $ --              $7,538               $5,815
                                            ----------          -----------           ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (356,623)          (1,195,973)            (68,258)             (60,017)
 Net realized gain on distributions                 --                   --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     810,317            3,380,822             194,890              152,899
                                            ----------          -----------           ---------            ---------
  Net gain (loss) on investments               453,694            2,184,849             126,632               92,882
                                            ----------          -----------           ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $453,694           $2,184,849            $134,170              $98,697
                                            ==========          ===========           =========            =========

(f)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   PUTNAM VT          PUTNAM VT            PUTNAM VT           PUTNAM VT
                                     MONEY               NEW               SMALL CAP       THE GEORGE PUTNAM
                                  MARKET FUND     OPPORTUNITIES FUND       VALUE FUND       FUND OF BOSTON
                                  SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $268               $35,582             $13,355            $11,870
                                      ----            ----------            --------            -------
NET REALIZED AND UNREALIZED
 GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 --               (59,594)            (12,084)           (27,915)
 Net realized gain on
  distributions                         --                    --                  --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       --             1,562,294             308,244             69,225
                                      ----            ----------            --------            -------
  Net gain (loss) on
   investments                          --             1,502,700             296,160             41,310
                                      ----            ----------            --------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $268            $1,538,282            $309,515            $53,180
                                      ====            ==========            ========            =======

                                     PUTNAM VT                                                    PUTNAM VT
                                      GLOBAL            PUTNAM VT            PUTNAM VT             CAPITAL
                                  UTILITIES FUND        VISTA FUND          VOYAGER FUND      OPPORTUNITIES FUND
                                  SUB-ACCOUNT (G)    SUB-ACCOUNT (H)        SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $23,923              $1,324              $126,670              $5,842
                                      -------            --------            ----------            --------
NET REALIZED AND UNREALIZED
 GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 4,660            (1,119,916)         (1,094,328)            (16,297)
 Net realized gain on
  distributions                        36,004                  --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     (29,510)           1,384,964            6,585,488             389,706
                                      -------            --------            ----------            --------
  Net gain (loss) on
   investments                         11,154             265,048             5,491,160             373,409
                                      -------            --------            ----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $35,077            $266,372            $5,617,830            $379,251
                                      =======            ========            ==========            ========

(g) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(h) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                  VAN KAMPEN LIT
                                               PUTNAM VT            GROWTH AND         VAN KAMPEN LIT
                                                EQUITY                INCOME              COMSTOCK
                                              INCOME FUND           PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT (I)        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $57,276              $24,951              $184,052
                                              -----------           ----------           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (829,220)             (15,439)               29,189
 Net realized gain on distributions                    --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,243,327              195,160               952,684
                                              -----------           ----------           -----------
  Net gain (loss) on investments                  414,107              179,721               981,873
                                              -----------           ----------           -----------
  Net increase (decrease) in net assets
   resulting from operations                     $471,383             $204,672            $1,165,925
                                              ===========           ==========           ===========

(i) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS
                                        BALANCED WEALTH          INTERNATIONAL          SMALL/MID CAP      ALLIANCEBERNSTEIN VPS
                                      STRATEGY PORTFOLIO        VALUE PORTFOLIO        VALUE PORTFOLIO        VALUE PORTFOLIO
                                          SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,282                 $59,659                $15,295                    $76
 Net realized gain (loss) on
  security transactions                          213                   7,847                   (797)                    (2)
 Capital gains income                             --                      --                 80,675                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             37,503               1,541,096                649,819                    684
                                           ---------              ----------             ----------               --------
 Net increase (decrease) in net
  assets resulting from operations            38,998               1,608,602                744,992                    758
                                           ---------              ----------             ----------               --------
UNIT TRANSACTIONS:
 Purchases                                   112,324               1,061,029                413,741                  2,339
 Net transfers                                73,014                 360,958                369,436                  2,847
 Surrenders for benefit payments
  and fees                                      (724)               (182,767)               (19,267)                    --
 Net loan activity                                --                 (19,634)                   (11)                    --
 Cost of insurance                           (30,991)               (564,827)              (208,522)                (1,341)
                                           ---------              ----------             ----------               --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               153,623                 654,759                555,377                  3,845
                                           ---------              ----------             ----------               --------
 Net increase (decrease) in net
  assets                                     192,621               2,263,361              1,300,369                  4,603
NET ASSETS:
 Beginning of year                            94,544               3,920,642              1,623,257                  1,607
                                           ---------              ----------             ----------               --------
 End of year                                $287,165              $6,184,003             $2,923,626                 $6,210
                                           =========              ==========             ==========               ========

                                    ALLIANCEBERNSTEIN VPS       AIM V.I.            AIM V.I.            AIM V. I.
                                        INTERNATIONAL           CAPITAL               CORE            INTERNATIONAL
                                      GROWTH PORTFOLIO     APPRECIATION FUND       EQUITY FUND         GROWTH FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                      $50,949               $12,262              $20,148             $46,305
 Net realized gain (loss) on
  security transactions                       2,666                   916              173,186                 401
 Capital gains income                            --                    --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           355,636               356,204              264,198             648,249
                                         ----------            ----------          -----------          ----------
 Net increase (decrease) in net
  assets resulting from operations          409,251               369,382              457,532             694,955
                                         ----------            ----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                  222,829               238,746               62,317             410,462
 Net transfers                              199,006               154,455             (153,928)          2,197,392
 Surrenders for benefit payments
  and fees                                  (19,418)              (99,538)            (930,808)            (10,376)
 Net loan activity                              493                  (757)                  --             (20,741)
 Cost of insurance                         (115,974)             (152,992)            (101,975)           (253,465)
                                         ----------            ----------          -----------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              286,936               139,914           (1,124,394)          2,323,272
                                         ----------            ----------          -----------          ----------
 Net increase (decrease) in net
  assets                                    696,187               509,296             (666,862)          3,018,227
NET ASSETS:
 Beginning of year                          741,838             1,647,132            1,792,368             581,307
                                         ----------            ----------          -----------          ----------
 End of year                             $1,438,025            $2,156,428           $1,125,506          $3,599,534
                                         ==========            ==========          ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              AIM V.I.             AIM V.I.             AIM V.I.             AIM V.I.
                                            MID CAP CORE          SMALL CAP             CAPITAL           POWERSHARES ETF
                                            EQUITY FUND          EQUITY FUND        DEVELOPMENT FUND      ALLOCATION FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $42,449              $1,427                  $ --               $4,325
 Net realized gain (loss) on security
  transactions                                   39,190             (26,512)                3,991                1,873
 Capital gains income                            40,963                  --                    --                  747
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      695,048             151,274               470,890               17,037
                                             ----------            --------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     817,650             126,189               474,881               23,982
                                             ----------            --------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                      364,321             101,163               150,124               12,515
 Net transfers                                  (20,107)            247,059                (4,710)             407,248
 Surrenders for benefit payments and
  fees                                          (59,350)            (10,460)              (50,717)                 141
 Net loan activity                                   --              (7,120)                   --                   --
 Cost of insurance                             (274,037)            (64,999)             (105,271)             (70,924)
                                             ----------            --------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               10,827             265,643               (10,574)             348,980
                                             ----------            --------            ----------            ---------
 Net increase (decrease) in net assets          828,477             391,832               464,307              372,962
NET ASSETS:
 Beginning of year                            2,775,974             573,329             1,131,691                   --
                                             ----------            --------            ----------            ---------
 End of year                                 $3,604,451            $965,161            $1,595,998             $372,962
                                             ==========            ========            ==========            =========

                                                                                                          AMERICAN FUNDS
                                            AIM V.I.       ALLIANCEBERNSTEIN VPS    AMERICAN FUNDS        CAPITAL WORLD
                                             GLOBAL             REAL ESTATE             GLOBAL               GROWTH &
                                        REAL ESTATE FUND   INVESTMENT PORTFOLIO        BOND FUND           INCOME FUND
                                         SUB-ACCOUNT (B)      SUB-ACCOUNT (B)         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $ --                $ --                 $12,114               $38,541
 Net realized gain (loss) on security
  transactions                                    (2)                 --                     176                   573
 Capital gains income                             --                  --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       246                  34                  64,791               466,067
                                             -------               -----               ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      244                  34                  77,081               505,181
                                             -------               -----               ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                       120                 123                 102,892               299,973
 Net transfers                                12,498                 529                 594,740               928,643
 Surrenders for benefit payments and
  fees                                            --                  --                  (1,264)              (14,291)
 Net loan activity                                --                  --                     (17)               (1,910)
 Cost of insurance                              (352)                (82)               (102,991)             (189,001)
                                             -------               -----               ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            12,266                 570                 593,360             1,023,414
                                             -------               -----               ---------            ----------
 Net increase (decrease) in net assets        12,510                 604                 670,441             1,528,595
NET ASSETS:
 Beginning of year                                --                  --                 275,278               485,963
                                             -------               -----               ---------            ----------
 End of year                                 $12,510                $604                $945,719            $2,014,558
                                             =======               =====               =========            ==========

(a)  From inception February 26, 2009 to December 31, 2009.

(b) From inception July 23, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS          BLUE CHIP                                 AMERICAN FUNDS
                                               ASSET               INCOME AND          AMERICAN FUNDS            GLOBAL
                                          ALLOCATION FUND         GROWTH FUND            BOND FUND            GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $595,811              $246,923              $842,211              $238,181
 Net realized gain (loss) on security
  transactions                                  (109,279)               37,213                18,436              (149,754)
 Capital gains income                                 --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     4,951,597             2,732,103             2,202,590             5,990,943
                                            ------------          ------------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                    5,438,129             3,016,239             3,063,237             6,079,370
                                            ------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                     3,437,085             1,719,657             3,658,125             2,248,853
 Net transfers                                (1,991,009)              545,789             5,037,629            (1,768,520)
 Surrenders for benefit payments and
  fees                                          (757,230)             (408,888)           (1,745,492)           (1,347,291)
 Net loan activity                                 8,363               (13,679)               40,890               (65,889)
 Cost of insurance                            (2,387,789)           (1,120,294)           (2,542,253)           (1,465,113)
                                            ------------          ------------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,690,580)              722,585             4,448,899            (2,397,960)
                                            ------------          ------------          ------------          ------------
 Net increase (decrease) in net assets         3,747,549             3,738,824             7,512,136             3,681,410
NET ASSETS:
 Beginning of year                            24,336,595            10,218,954            20,825,185            15,883,119
                                            ------------          ------------          ------------          ------------
 End of year                                 $28,084,144           $13,957,778           $28,337,321           $19,564,529
                                            ============          ============          ============          ============


                                           AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS        AMERICAN FUNDS
                                            GROWTH FUND          GROWTH-INCOME FUND      INTERNATIONAL FUND      NEW WORLD FUND
                                            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $389,105                $849,281                $456,364              $171,173
 Net realized gain (loss) on security
  transactions                                   371,256                 407,242                 106,223               (11,765)
 Capital gains income                                 --                      --                 152,651                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    19,213,290              13,607,354               9,958,673             4,063,555
                                            ------------            ------------            ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                   19,973,651              14,863,877              10,673,911             4,222,963
                                            ------------            ------------            ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                     7,878,076               7,241,511               3,421,079             1,185,440
 Net transfers                                   147,343              (2,105,871)              2,274,369             2,035,698
 Surrenders for benefit payments and
  fees                                        (3,305,776)             (2,794,401)             (2,672,143)             (862,253)
 Net loan activity                              (116,572)               (111,466)                 12,310               (10,009)
 Cost of insurance                            (5,233,188)             (4,631,160)             (2,531,695)             (885,309)
                                            ------------            ------------            ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (630,117)             (2,401,387)                503,920             1,463,567
                                            ------------            ------------            ------------          ------------
 Net increase (decrease) in net assets        19,343,534              12,462,490              11,177,831             5,686,530
NET ASSETS:
 Beginning of year                            50,480,136              48,347,193              23,989,307             8,179,160
                                            ------------            ------------            ------------          ------------
 End of year                                 $69,823,670             $60,809,683             $35,167,138           $13,865,690
                                            ============            ============            ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS        FIDELITY VIP        FIDELITY VIP        FIDELITY VIP
                                           GLOBAL SMALL        ASSET MANAGER        EQUITY-INCOME          GROWTH
                                        CAPITALIZATION FUND      PORTFOLIO            PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $30,365             $30,721             $285,169               $94
 Net realized gain (loss) on security
  transactions                                   98,354             (84,635)            (589,778)             (989)
 Capital gains income                                --               2,149                   --                41
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             4,996,644             398,560            3,885,605             9,739
                                            -----------          ----------          -----------           -------
 Net increase (decrease) in net assets
  resulting from operations                   5,125,363             346,795            3,580,996             8,885
                                            -----------          ----------          -----------           -------
UNIT TRANSACTIONS:
 Purchases                                    1,256,064                  --            1,239,360            12,620
 Net transfers                                  226,916             (79,115)            (282,589)           24,390
 Surrenders for benefit payments and
  fees                                         (560,273)           (108,117)          (1,184,139)               --
 Net loan activity                              (33,965)               (160)             (23,507)               --
 Cost of insurance                             (835,471)            (84,822)          (1,021,505)           (9,056)
                                            -----------          ----------          -----------           -------
 Net increase (decrease) in net assets
  resulting from unit transactions               53,271            (272,214)          (1,272,380)           27,954
                                            -----------          ----------          -----------           -------
 Net increase (decrease) in net assets        5,178,634              74,581            2,308,616            36,839
NET ASSETS:
 Beginning of year                            8,392,315           1,351,682           12,082,632            18,329
                                            -----------          ----------          -----------           -------
 End of year                                $13,570,949          $1,426,263          $14,391,248           $55,168
                                            ===========          ==========          ===========           =======

                                           FIDELITY VIP         FIDELITY VIP         FIDELITY VIP        FIDELITY VIP
                                            CONTRAFUND            OVERSEAS             MID CAP         VALUE STRATEGIES
                                             PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $126,599              $9,531              $32,575               $238
 Net realized gain (loss) on security
  transactions                                      230             (62,096)               6,399                205
 Capital gains income                             3,138               1,532               38,795                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             3,044,385             142,366            2,169,750             20,028
                                            -----------           ---------           ----------            -------
 Net increase (decrease) in net assets
  resulting from operations                   3,174,352              91,333            2,247,519             20,471
                                            -----------           ---------           ----------            -------
UNIT TRANSACTIONS:
 Purchases                                    1,472,061                  --            1,300,977              4,942
 Net transfers                                3,252,406             (55,121)           1,632,542             68,165
 Surrenders for benefit payments and
  fees                                         (950,137)            (32,747)            (314,713)                (6)
 Net loan activity                                 (784)                 --              (24,799)                --
 Cost of insurance                             (958,182)            (27,776)            (717,143)            (7,069)
                                            -----------           ---------           ----------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions            2,815,364            (115,644)           1,876,864             66,032
                                            -----------           ---------           ----------            -------
 Net increase (decrease) in net assets        5,989,716             (24,311)           4,124,383             86,503
NET ASSETS:
 Beginning of year                            7,064,671             514,995            4,571,445              1,419
                                            -----------           ---------           ----------            -------
 End of year                                $13,054,387            $490,684           $8,695,828            $87,922
                                            ===========           =========           ==========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY VIP
                                          DYNAMIC CAPITAL       FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                           APPRECIATION         FREEDOM 2010         FREEDOM 2020         FREEDOM 2030
                                             PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $9               $7,790               $8,114               $3,005
 Net realized gain (loss) on security
  transactions                                     115                   99                8,841                   77
 Capital gains income                               --                  397                2,610                  732
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      17,660               40,429               56,154               29,156
                                             ---------            ---------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     17,784               48,715               75,719               32,970
                                             ---------            ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                      10,430               44,945              156,163               84,337
 Net transfers                                  21,333              135,862               56,115               44,093
 Surrenders for benefit payments and
  fees                                              --                   --              (50,551)                 (14)
 Net loan activity                                  --                   --                   --                   --
 Cost of insurance                             (11,448)             (20,969)             (42,860)             (27,891)
                                             ---------            ---------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              20,315              159,838              118,867              100,525
                                             ---------            ---------            ---------            ---------
 Net increase (decrease) in net assets          38,099              208,553              194,586              133,495
NET ASSETS:
 Beginning of year                              24,888               17,377               83,211               34,809
                                             ---------            ---------            ---------            ---------
 End of year                                   $62,987             $225,930             $277,797             $168,304
                                             =========            =========            =========            =========

                                                                 FRANKLIN                                   FRANKLIN
                                           FIDELITY VIP           RISING              FRANKLIN            SMALL-MID CAP
                                         STRATEGIC INCOME       DIVIDENDS              INCOME                GROWTH
                                            PORTFOLIO        SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                         SUB-ACCOUNT (B)     SUB-ACCOUNT (B)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $46                $ --               $763,033                 $ --
 Net realized gain (loss) on security
  transactions                                     --                   1                 22,385               (8,811)
 Capital gains income                               9                  --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (47)                (34)             2,266,081               76,476
                                             --------            --------            -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                         8                 (33)             3,051,499               67,665
                                             --------            --------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                         24                 205              1,726,080               41,419
 Net transfers                                  1,444              19,265              1,118,996              135,037
 Surrenders for benefit payments and
  fees                                             --                  --               (366,586)              (3,901)
 Net loan activity                                 --                  --                (12,304)                 (13)
 Cost of insurance                               (177)               (211)            (1,079,778)             (35,670)
                                             --------            --------            -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,291              19,259              1,386,408              136,872
                                             --------            --------            -----------            ---------
 Net increase (decrease) in net assets          1,299              19,226              4,437,907              204,537
NET ASSETS:
 Beginning of year                                 --                  --              7,889,708               67,562
                                             --------            --------            -----------            ---------
 End of year                                   $1,299             $19,226            $12,327,615             $272,099
                                             ========            ========            ===========            =========

(b) From inception July 23, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              FRANKLIN              FRANKLIN                                   TEMPLETON
                                             SMALL CAP             STRATEGIC                                   DEVELOPING
                                               VALUE                 INCOME             MUTUAL SHARES           MARKETS
                                          SECURITIES FUND       SECURITIES FUND        SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $103,467              $373,961               $257,402              $5,800
 Net realized gain (loss) on security
  transactions                                      202                19,642                  3,230                  (3)
 Capital gains income                           284,934                    --                     --                 498
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,310,713               721,065              3,008,197             124,734
                                             ----------            ----------            -----------            --------
 Net increase (decrease) in net assets
  resulting from
  operations                                  1,699,316             1,114,668              3,268,829             131,029
                                             ----------            ----------            -----------            --------
UNIT TRANSACTIONS:
 Purchases                                      907,401               944,672              2,538,878              47,905
 Net transfers                                  888,103             5,419,129              3,329,590             316,029
 Surrenders for benefit payments and
  fees                                         (371,779)             (788,467)              (735,355)                 29
 Net loan activity                               (6,906)              (27,689)               (43,515)                 --
 Cost of insurance                             (560,556)             (589,560)            (1,349,993)            (45,623)
                                             ----------            ----------            -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              856,263             4,958,085              3,739,605             318,340
                                             ----------            ----------            -----------            --------
 Net increase (decrease) in net assets        2,555,579             6,072,753              7,008,434             449,369
NET ASSETS:
 Beginning of year                            5,157,547             2,051,447              9,727,935              56,182
                                             ----------            ----------            -----------            --------
 End of year                                 $7,713,126            $8,124,200            $16,736,369            $505,551
                                             ==========            ==========            ===========            ========

                                                                                                             FRANKLIN
                                            TEMPLETON            TEMPLETON               MUTUAL              FLEX CAP
                                             FOREIGN               GROWTH           GLOBAL DISCOVERY          GROWTH
                                         SECURITIES FUND      SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (C)         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $1,396               $71,622               $67,678                 $ --
 Net realized gain (loss) on security
  transactions                                   (636)                5,468               (10,874)                  89
 Capital gains income                           1,722                    --               159,690                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     46,269               683,408               954,002               32,830
                                             --------            ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from
  operations                                   48,751               760,498             1,170,496               32,919
                                             --------            ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                     19,808               594,556               926,085               19,723
 Net transfers                                723,809               573,442             1,732,682              237,452
 Surrenders for benefit payments and
  fees                                        (11,371)              (80,401)             (443,095)              (6,038)
 Net loan activity                                (61)              (13,717)              (16,151)                  --
 Cost of insurance                            (26,370)             (285,655)             (492,705)             (10,702)
                                             --------            ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            705,815               788,225             1,706,816              240,435
                                             --------            ----------            ----------            ---------
 Net increase (decrease) in net assets        754,566             1,548,723             2,877,312              273,354
NET ASSETS:
 Beginning of year                             30,964             1,577,199             4,396,929                6,248
                                             --------            ----------            ----------            ---------
 End of year                                 $785,530            $3,125,922            $7,274,241             $279,602
                                             ========            ==========            ==========            =========

(c)  Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                      HARTFORD             HARTFORD
                                            TEMPLETON            HARTFORD               TOTAL               CAPITAL
                                           GLOBAL BOND           ADVISERS            RETURN BOND         APPRECIATION
                                         SECURITIES FUND         HLS FUND             HLS FUND             HLS FUND
                                         SUB-ACCOUNT (D)        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $666,853             $772,499           $2,126,985             $727,969
 Net realized gain (loss) on security
  transactions                                 (27,994)            (683,571)              27,604              449,911
 Capital gains income                               --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     255,769            9,041,006            5,141,594           28,408,839
                                            ----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    894,628            9,129,934            7,296,183           29,586,719
                                            ----------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     698,428            3,412,700            5,587,645            7,087,849
 Net transfers                               4,371,966           (1,388,253)           8,580,451            3,971,322
 Surrenders for benefit payments and
  fees                                        (199,709)          (2,042,642)          (4,220,034)          (4,788,128)
 Net loan activity                                (737)              38,345             (132,471)             (85,035)
 Cost of insurance                            (511,974)          (3,329,078)          (4,700,151)          (6,644,276)
                                            ----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           4,357,974           (3,308,928)           5,115,440             (458,268)
                                            ----------          -----------          -----------          -----------
 Net increase (decrease) in net assets       5,252,602            5,821,006           12,411,623           29,128,451
NET ASSETS:
 Beginning of year                           3,827,060           32,519,107           46,092,422           64,236,570
                                            ----------          -----------          -----------          -----------
 End of year                                $9,079,662          $38,340,113          $58,504,045          $93,365,021
                                            ==========          ===========          ===========          ===========

                                             HARTFORD            HARTFORD          HARTFORD
                                             DIVIDEND          FUNDAMENTAL          GLOBAL            HARTFORD
                                            AND GROWTH            GROWTH           ADVISERS         GLOBAL EQUITY
                                             HLS FUND            HLS FUND          HLS FUND           HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $973,025               $83               $ --             $1,352
 Net realized gain (loss) on security
  transactions                                   75,287                52             (4,946)            (2,498)
 Capital gains income                                --                --                 --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    8,656,722             9,813             59,693             30,070
                                            -----------          --------          ---------          ---------
 Net increase (decrease) in net assets
  resulting from operations                   9,705,034             9,948             54,747             28,924
                                            -----------          --------          ---------          ---------
UNIT TRANSACTIONS:
 Purchases                                    4,842,606             2,987                 --                124
 Net transfers                                1,757,922            74,746             (8,905)            71,666
 Surrenders for benefit payments and
  fees                                       (2,377,269)               --             (6,538)            (1,540)
 Net loan activity                             (152,681)               --             (3,929)                --
 Cost of insurance                           (3,588,547)           (2,662)           (17,437)           (12,211)
                                            -----------          --------          ---------          ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              482,031            75,071            (36,809)            58,039
                                            -----------          --------          ---------          ---------
 Net increase (decrease) in net assets       10,187,065            85,019             17,938             86,963
NET ASSETS:
 Beginning of year                           38,284,781               251            258,847             70,121
                                            -----------          --------          ---------          ---------
 End of year                                $48,471,846           $85,270           $276,785           $157,084
                                            ===========          ========          =========          =========

(d) Formerly Templeton Global Income Securites Fund. Change effective May 1,
    2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                  HARTFORD                                  HARTFORD
                                             HARTFORD           DISCIPLINED            HARTFORD              GROWTH
                                          GLOBAL GROWTH            EQUITY               GROWTH           OPPORTUNITIES
                                             HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (E)
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $1,941              $130,212                $684               $42,346
 Net realized gain (loss) on security
  transactions                                (28,462)                8,241                  21                12,668
 Capital gains income                              --                    --                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    126,238             1,702,258              29,740             2,104,578
                                             --------            ----------            --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    99,717             1,840,711              30,445             2,159,592
                                             --------            ----------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                                     14,432             1,302,527              49,421             1,392,258
 Net transfers                                (75,770)            1,832,326             103,722             1,426,466
 Surrenders for benefit payments and
  fees                                             (1)             (224,141)                (43)             (807,475)
 Net loan activity                                 (1)              (63,845)               (803)              (32,457)
 Cost of insurance                            (24,684)             (883,129)            (32,097)             (836,679)
                                             --------            ----------            --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (86,024)            1,963,738             120,200             1,142,113
                                             --------            ----------            --------            ----------
 Net increase (decrease) in net assets         13,693             3,804,449             150,645             3,301,705
NET ASSETS:
 Beginning of year                            283,961             5,882,374              31,617             6,512,791
                                             --------            ----------            --------            ----------
 End of year                                 $297,654            $9,686,823            $182,262            $9,814,496
                                             ========            ==========            ========            ==========

                                                                                       HARTFORD             HARTFORD
                                             HARTFORD             HARTFORD           INTERNATIONAL       INTERNATIONAL
                                            HIGH YIELD              INDEX               GROWTH           SMALL COMPANY
                                             HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $53,622               $722,868               $836               $45,914
 Net realized gain (loss) on security
  transactions                                   (376)               (77,175)               (12)             (167,984)
 Capital gains income                              --                 17,021                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     56,588              7,860,486             12,179               972,610
                                             --------            -----------            -------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   109,834              8,523,200             13,003               850,540
                                             --------            -----------            -------            ----------
UNIT TRANSACTIONS:
 Purchases                                     40,337              2,826,471              4,207               323,256
 Net transfers                                562,762               (885,917)            38,870              (372,759)
 Surrenders for benefit payments and
  fees                                             56             (1,320,414)                (8)              (99,040)
 Net loan activity                             (1,863)              (129,627)                --                (7,009)
 Cost of insurance                            (48,608)            (2,563,077)            (3,922)             (228,600)
                                             --------            -----------            -------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            552,684             (2,072,564)            39,147              (384,152)
                                             --------            -----------            -------            ----------
 Net increase (decrease) in net assets        662,518              6,450,636             52,150               466,388
NET ASSETS:
 Beginning of year                            109,128             33,970,499              1,244             2,592,083
                                             --------            -----------            -------            ----------
 End of year                                 $771,646            $40,421,135            $53,394            $3,058,471
                                             ========            ===========            =======            ==========

(e) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              HARTFORD
                                            INTERNATIONAL           HARTFORD              HARTFORD               HARTFORD
                                            OPPORTUNITIES         MIDCAP GROWTH            MIDCAP              MIDCAP VALUE
                                              HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $295,737                 $563               $148,049               $38,451
 Net realized gain (loss) on security
  transactions                                    68,871                  224             (1,940,011)             (102,107)
 Capital gains income                                 --                   --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     3,969,217               42,050              9,370,849             1,775,040
                                             -----------            ---------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    4,333,825               42,837              7,578,887             1,711,384
                                             -----------            ---------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     1,317,745               32,131              1,817,326               380,150
 Net transfers                                  (405,667)             125,056             (2,236,814)             (623,698)
 Surrenders for benefit payments and
  fees                                          (615,739)                  58             (1,732,484)              (87,664)
 Net loan activity                               (24,150)                (406)               (24,077)                  498
 Cost of insurance                            (1,027,372)             (21,971)            (2,023,271)             (335,310)
                                             -----------            ---------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (755,183)             134,868             (4,199,320)             (666,024)
                                             -----------            ---------            -----------            ----------
 Net increase (decrease) in net assets         3,578,642              177,705              3,379,567             1,045,360
NET ASSETS:
 Beginning of year                            13,581,916               39,730             27,099,839             4,602,507
                                             -----------            ---------            -----------            ----------
 End of year                                 $17,160,558             $217,435            $30,479,406            $5,647,867
                                             ===========            =========            ===========            ==========


                                               HARTFORD               HARTFORD              HARTFORD             HARTFORD
                                             MONEY MARKET           SMALL COMPANY       SMALLCAP GROWTH            STOCK
                                               HLS FUND               HLS FUND              HLS FUND             HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $43,915                 $1,792                 $23               $533,871
 Net realized gain (loss) on security
  transactions                                         --               (403,285)                198             (1,273,953)
 Capital gains income                                  --                     --                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                             --              4,087,452               9,540             12,875,511
                                             ------------            -----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                        43,915              3,685,959               9,761             12,135,429
                                             ------------            -----------            --------            -----------
UNIT TRANSACTIONS:
 Purchases                                     91,678,554              1,052,651               7,029              3,374,720
 Net transfers                                (67,204,211)              (672,933)             29,519             (2,507,794)
 Surrenders for benefit payments and
  fees                                        (19,890,638)              (743,085)             (5,873)            (1,717,953)
 Net loan activity                               (954,793)               (30,424)                 --                (33,096)
 Cost of insurance                             (8,308,493)            (1,005,025)             (6,922)            (2,839,157)
                                             ------------            -----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (4,679,581)            (1,398,816)             23,753             (3,723,280)
                                             ------------            -----------            --------            -----------
 Net increase (decrease) in net assets         (4,635,666)             2,287,143              33,514              8,412,149
NET ASSETS:
 Beginning of year                             68,824,307             13,679,186               5,840             31,079,750
                                             ------------            -----------            --------            -----------
 End of year                                  $64,188,641            $15,966,329             $39,354            $39,491,899
                                             ============            ===========            ========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      HARTFORD                             HARTFORD           HARTFORD
                                  U.S. GOVERNMENT       HARTFORD            VALUE              EQUITY
                                     SECURITIES           VALUE         OPPORTUNITIES          INCOME
                                      HLS FUND          HLS FUND           HLS FUND           HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $2,310             $668             $42,319            $5,762
 Net realized gain (loss) on
  security transactions                  11,842               22              28,262               131
 Capital gains income                        --               --                  --             1,041
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       241,781            4,236           1,355,426            46,856
                                     ----------          -------          ----------          --------
 Net increase (decrease) in net
  assets resulting from
  operations                            255,933            4,926           1,426,007            53,790
                                     ----------          -------          ----------          --------
UNIT TRANSACTIONS:
 Purchases                              669,089            9,326             320,455            16,030
 Net transfers                          740,280           35,460             506,329           173,223
 Surrenders for benefit
  payments and fees                  (1,149,823)              --            (266,196)           (3,288)
 Net loan activity                          (76)              --                  --                --
 Cost of insurance                     (627,887)          (6,147)           (289,981)          (23,303)
                                     ----------          -------          ----------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (368,417)          38,639             270,607           162,662
                                     ----------          -------          ----------          --------
 Net increase (decrease) in net
  assets                               (112,484)          43,565           1,696,614           216,452
NET ASSETS:
 Beginning of year                    7,443,472            1,959           2,897,388             7,809
                                     ----------          -------          ----------          --------
 End of year                         $7,330,988          $45,524          $4,594,002          $224,261
                                     ==========          =======          ==========          ========

                                                                            LORD ABBETT
                                    LORD ABBETT         LORD ABBETT          GROWTH AND
                                  AMERICA'S VALUE      BOND-DEBENTURE          INCOME          MFS GROWTH
                                     PORTFOLIO           PORTFOLIO           PORTFOLIO           SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $52,801            $321,677             $13,187              $61
 Net realized gain (loss) on
  security transactions                   6,672              59,037               7,301              (64)
 Capital gains income                        --                  --                  --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       271,875             843,124             229,509           10,882
                                     ----------          ----------          ----------          -------
 Net increase (decrease) in net
  assets resulting from
  operations                            331,348           1,223,838             249,997           10,879
                                     ----------          ----------          ----------          -------
UNIT TRANSACTIONS:
 Purchases                              276,430             520,014             248,032            4,531
 Net transfers                          236,367           4,030,342              57,945           26,352
 Surrenders for benefit
  payments and fees                     (63,225)         (1,219,860)            (36,678)              --
 Net loan activity                         (147)            (20,557)                (69)              --
 Cost of insurance                     (166,645)           (399,711)           (159,942)          (5,098)
                                     ----------          ----------          ----------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          282,780           2,910,228             109,288           25,785
                                     ----------          ----------          ----------          -------
 Net increase (decrease) in net
  assets                                614,128           4,134,066             359,285           36,664
NET ASSETS:
 Beginning of year                    1,077,796           1,472,287           1,113,217            2,708
                                     ----------          ----------          ----------          -------
 End of year                         $1,691,924          $5,606,353          $1,472,502          $39,372
                                     ==========          ==========          ==========          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           MFS INVESTORS           MFS NEW             MFS TOTAL             MFS VALUE
                                           TRUST SERIES       DISCOVERY SERIES       RETURN SERIES             SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $6,455                 $ --              $296,941               $39,086
 Net realized gain (loss) on security
  transactions                                   9,055              (10,842)                3,172                   435
 Capital gains income                               --                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                               96,712              321,582             1,044,590             1,101,723
                                             ---------            ---------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    112,222              310,740             1,344,703             1,141,244
                                             ---------            ---------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      32,782               65,728             1,261,956               867,183
 Net transfers                                 248,840              277,923              (689,111)            4,277,926
 Surrenders for benefit payments and
  fees                                         (20,433)             (21,244)             (339,161)              (78,834)
 Net loan activity                                (390)                (838)                   (6)              (44,008)
 Cost of insurance                             (43,975)             (45,450)             (861,465)             (537,386)
                                             ---------            ---------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from
  unit transactions                            216,824              276,119              (627,787)            4,484,881
                                             ---------            ---------            ----------            ----------
 Net increase (decrease) in net assets         329,046              586,859               716,916             5,626,125
NET ASSETS:
 Beginning of year                              88,952              404,998             7,477,139             1,457,996
                                             ---------            ---------            ----------            ----------
 End of year                                  $417,998             $991,857            $8,194,055            $7,084,121
                                             =========            =========            ==========            ==========

                                                                 VAN KAMPEN --       VAN KAMPEN --
                                                                 UIF CORE PLUS       UIF EMERGING       VAN KAMPEN --
                                            MFS RESEARCH         FIXED INCOME       MARKETS EQUITY      UIF HIGH YIELD
                                            BOND SERIES            PORTFOLIO           PORTFOLIO          PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $1,836              $19,666               $ --                $695
 Net realized gain (loss) on security
  transactions                                      147                  249                 63                  29
 Capital gains income                                --                   --                 --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                14,022                1,454              3,665               2,249
                                             ----------            ---------            -------            --------
 Net increase (decrease) in net assets
  resulting from operations                      16,005               21,369              3,728               2,973
                                             ----------            ---------            -------            --------
UNIT TRANSACTIONS:
 Purchases                                       46,606               10,518                447               1,034
 Net transfers                                1,693,219               (1,638)                --                  --
 Surrenders for benefit payments and
  fees                                          (34,519)                  --                 --                  --
 Net loan activity                                   --                   --                 --                  --
 Cost of insurance                              (33,753)             (11,713)              (285)               (442)
                                             ----------            ---------            -------            --------
 Net increase (decrease) in net assets
  resulting from
  unit transactions                           1,671,553               (2,833)               162                 592
                                             ----------            ---------            -------            --------
 Net increase (decrease) in net assets        1,687,558               18,536              3,890               3,565
NET ASSETS:
 Beginning of year                                4,995              223,069              5,411               6,988
                                             ----------            ---------            -------            --------
 End of year                                 $1,692,553             $241,605             $9,301             $10,553
                                             ==========            =========            =======            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          VAN KAMPEN --       VAN KAMPEN --
                                           UIF MID CAP           UIF U.S.       MORGAN STANLEY --   MORGAN STANLEY --
                                              GROWTH          MID CAP VALUE        FOCUS GROWTH          BALANCED
                                            PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $ --             $32,733              $ --                $308
 Net realized gain (loss) on security
  transactions                                 (11,840)             26,392            (8,978)                 --
 Capital gains income                               --                  --                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     503,095             964,676            18,914               1,833
                                            ----------          ----------           -------             -------
 Net increase (decrease) in net assets
  resulting from operations                    491,255           1,023,801             9,936               2,141
                                            ----------          ----------           -------             -------
UNIT TRANSACTIONS:
 Purchases                                     188,258             362,756             2,417               2,715
 Net transfers                               1,221,171             459,854           (25,364)                 --
 Surrenders for benefit payments and
  fees                                         (26,157)           (107,566)               --                  --
 Net loan activity                              (9,892)             (4,008)               --                  --
 Cost of insurance                            (137,340)           (235,109)           (1,421)               (756)
                                            ----------          ----------           -------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions           1,236,040             475,927           (24,368)              1,959
                                            ----------          ----------           -------             -------
 Net increase (decrease) in net assets       1,727,295           1,499,728           (14,432)              4,100
NET ASSETS:
 Beginning of year                             197,124           1,886,894            28,427               9,628
                                            ----------          ----------           -------             -------
 End of year                                $1,924,419          $3,386,622           $13,995             $13,728
                                            ==========          ==========           =======             =======

                                                            MORGAN STANLEY --                         MORGAN STANLEY --
                                        MORGAN STANLEY --        DIVIDEND        MORGAN STANLEY --    EQUALLY-WEIGHTED
                                         FLEXIBLE INCOME          GROWTH           MONEY MARKET            S&P 500
                                            PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,556                $355                  $23                 $480
 Net realized gain (loss) on security
  transactions                                    (5)                 17                   --                1,742
 Capital gains income                             --                  --                   --                  898
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,561               4,677                   --                6,038
                                             -------             -------             --------             --------
 Net increase (decrease) in net assets
  resulting from operations                    4,112               5,049                   23                9,158
                                             -------             -------             --------             --------
UNIT TRANSACTIONS:
 Purchases                                     4,687               5,383               17,703                4,442
 Net transfers                                    --                  --              118,669               (5,164)
 Surrenders for benefit payments and
  fees                                            --                  --                   --                   --
 Net loan activity                                --                  --                   --                   --
 Cost of insurance                            (1,487)             (1,615)             (10,042)              (1,905)
                                             -------             -------             --------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             3,200               3,768              126,330               (2,627)
                                             -------             -------             --------             --------
 Net increase (decrease) in net assets         7,312               8,817              126,353                6,531
NET ASSETS:
 Beginning of year                            18,661              18,643              132,676               15,674
                                             -------             -------             --------             --------
 End of year                                 $25,973             $27,460             $259,029              $22,205
                                             =======             =======             ========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    OPPENHEIMER                                               OPPENHEIMER
                                      CAPITAL           OPPENHEIMER        OPPENHEIMER        MAIN STREET
                                    APPRECIATION     GLOBAL SECURITIES     MAIN STREET         SMALL CAP
                                      FUND/VA             FUND/VA            FUND/VA            FUND/VA
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $151             $24,836            $5,123              $4,825
 Net realized gain (loss) on
  security transactions                 (12,075)             21,038               (77)             25,950
 Capital gains income                        --              27,541                --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       798,627             387,856            93,422             488,276
                                     ----------          ----------          --------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                            786,703             461,271            98,468             519,051
                                     ----------          ----------          --------          ----------
UNIT TRANSACTIONS:
 Purchases                              328,247             228,882           104,377             325,575
 Net transfers                         (207,010)             (3,235)          135,260             750,918
 Surrenders for benefit
  payments and fees                     (77,232)            (48,436)            2,651             (20,264)
 Net loan activity                           --                 (22)            2,078             (19,453)
 Cost of insurance                     (206,152)           (145,533)          (53,510)           (181,018)
                                     ----------          ----------          --------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (162,147)             31,656           190,856             855,758
                                     ----------          ----------          --------          ----------
 Net increase (decrease) in net
  assets                                624,556             492,927           289,324           1,374,809
NET ASSETS:
 Beginning of year                    1,935,796           1,161,834           282,392             440,215
                                     ----------          ----------          --------          ----------
 End of year                         $2,560,352          $1,654,761          $571,716          $1,815,024
                                     ==========          ==========          ========          ==========


                                   OPPENHEIMER        PUTNAM VT          PUTNAM VT          PUTNAM VT
                                      VALUE          DIVERSIFIED        GLOBAL ASSET          GLOBAL
                                     FUND/VA         INCOME FUND      ALLOCATION FUND      EQUITY FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $225            $273,036           $34,446              $4,882
 Net realized gain (loss) on
  security transactions                 (117)             31,724             1,828            (713,836)
 Capital gains income                     --                  --                --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      9,474           1,658,371           137,138           1,401,334
                                     -------          ----------          --------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                           9,582           1,963,131           173,412             692,380
                                     -------          ----------          --------          ----------
UNIT TRANSACTIONS:
 Purchases                             2,569             614,227             3,471             305,701
 Net transfers                        20,691           2,138,767           (18,422)           (327,670)
 Surrenders for benefit
  payments and fees                       (6)            (27,888)           (8,378)            (85,217)
 Net loan activity                        --             (23,909)               --                  --
 Cost of insurance                    (4,030)           (445,698)          (33,202)           (201,047)
                                     -------          ----------          --------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        19,224           2,255,499           (56,531)           (308,233)
                                     -------          ----------          --------          ----------
 Net increase (decrease) in net
  assets                              28,806           4,218,630           116,881             384,147
NET ASSETS:
 Beginning of year                    12,991           2,604,194           496,280           2,914,237
                                     -------          ----------          --------          ----------
 End of year                         $41,797          $6,822,824          $613,161          $3,298,384
                                     =======          ==========          ========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              PUTNAM VT             PUTNAM VT              PUTNAM VT
                                             GROWTH AND           GLOBAL HEALTH               HIGH                PUTNAM VT
                                             INCOME FUND            CARE FUND              YIELD FUND            INCOME FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (F)          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $305,828                  $ --                $991,402              $401,121
 Net realized gain (loss) on security
  transactions                                  (396,596)               13,651                 310,197                20,306
 Capital gains income                                 --                70,188                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,678,858                60,936               2,667,937             2,075,274
                                             -----------            ----------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    2,588,090               144,775               3,969,536             2,496,701
                                             -----------            ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                       878,303                    --                 535,598               610,364
 Net transfers                                (1,083,743)              (32,696)                624,060               218,946
 Surrenders for benefit payments and
  fees                                          (405,131)              (23,048)             (1,567,305)             (640,937)
 Net loan activity                                48,201                   (53)                 (2,902)               (5,279)
 Cost of insurance                              (759,605)              (56,427)               (720,053)             (438,512)
                                             -----------            ----------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,321,975)             (112,224)             (1,130,602)             (255,418)
                                             -----------            ----------            ------------            ----------
 Net increase (decrease) in net assets         1,266,115                32,551               2,838,934             2,241,283
NET ASSETS:
 Beginning of year                             9,891,491               615,151               7,965,008             5,373,979
                                             -----------            ----------            ------------            ----------
 End of year                                 $11,157,606              $647,702             $10,803,942            $7,615,262
                                             ===========            ==========            ============            ==========

                                             PUTNAM VT
                                           INTERNATIONAL            PUTNAM VT             PUTNAM VT
                                             GROWTH AND           INTERNATIONAL       INTERNATIONAL NEW         PUTNAM VT
                                            INCOME FUND            EQUITY FUND        OPPORTUNITIES FUND     INVESTORS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --                   $ --                $7,538               $5,815
 Net realized gain (loss) on security
  transactions                                 (356,623)            (1,195,973)              (68,258)             (60,017)
 Capital gains income                                --                     --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      810,317              3,380,822               194,890              152,899
                                             ----------            -----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     453,694              2,184,849               134,170               98,697
                                             ----------            -----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                       10,150                731,355                    --                  122
 Net transfers                                 (318,732)            (1,669,124)              (75,264)             (37,246)
 Surrenders for benefit payments and
  fees                                          (53,520)              (479,208)                  (91)             (19,092)
 Net loan activity                                   --                (22,787)                   --                   --
 Cost of insurance                              (80,766)              (785,523)              (28,759)             (34,971)
                                             ----------            -----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (442,868)            (2,225,287)             (104,114)             (91,187)
                                             ----------            -----------            ----------            ---------
 Net increase (decrease) in net assets           10,826                (40,438)               30,056                7,510
NET ASSETS:
 Beginning of year                            2,054,387             10,656,688               387,151              394,718
                                             ----------            -----------            ----------            ---------
 End of year                                 $2,065,213            $10,616,250              $417,207             $402,228
                                             ==========            ===========            ==========            =========

(f)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            PUTNAM VT           PUTNAM VT             PUTNAM VT            PUTNAM VT
                                              MONEY                NEW                SMALL CAP        THE GEORGE PUTNAM
                                           MARKET FUND      OPPORTUNITIES FUND        VALUE FUND         FUND OF BOSTON
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $268               $35,582               $13,355             $11,870
 Net realized gain (loss) on security
  transactions                                    --               (59,594)              (12,084)            (27,915)
 Capital gains income                             --                    --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                     --             1,562,294               308,244              69,225
                                             -------            ----------            ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                      268             1,538,282               309,515              53,180
                                             -------            ----------            ----------            --------
UNIT TRANSACTIONS:
 Purchases                                        --               578,218               251,967                  --
 Net transfers                                    --              (234,789)               12,740             (25,007)
 Surrenders for benefit payments and
  fees                                            --              (357,713)               (6,844)                 --
 Net loan activity                                --                (1,344)                   --              (6,425)
 Cost of insurance                            (9,014)             (409,052)              (93,467)            (23,525)
                                             -------            ----------            ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (9,014)             (424,680)              164,396             (54,957)
                                             -------            ----------            ----------            --------
 Net increase (decrease) in net assets        (8,746)            1,113,602               473,911              (1,777)
NET ASSETS:
 Beginning of year                            79,589             5,038,310               801,429             246,476
                                             -------            ----------            ----------            --------
 End of year                                 $70,843            $6,151,912            $1,275,340            $244,699
                                             =======            ==========            ==========            ========

                                             PUTNAM VT                                                          PUTNAM VT
                                              GLOBAL               PUTNAM VT              PUTNAM VT              CAPITAL
                                          UTILITIES FUND          VISTA FUND            VOYAGER FUND        OPPORTUNITIES FUND
                                          SUB-ACCOUNT (G)       SUB-ACCOUNT (H)          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $23,923                 $1,324               $126,670                $5,842
 Net realized gain (loss) on security
  transactions                                   4,660             (1,119,916)            (1,094,328)              (16,297)
 Capital gains income                           36,004                     --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  (29,510)             1,384,964              6,585,488               389,706
                                             ---------            -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     35,077                266,372              5,617,830               379,251
                                             ---------            -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                          --                     --              1,050,661               163,048
 Net transfers                                 (34,111)               (56,476)              (716,360)              (74,694)
 Surrenders for benefit payments and
  fees                                         (29,963)               (20,259)              (650,681)              (15,085)
 Net loan activity                                  --                   (799)               (33,358)                   --
 Cost of insurance                             (38,565)               (72,510)              (997,127)             (161,865)
                                             ---------            -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (102,639)              (150,044)            (1,346,865)              (88,596)
                                             ---------            -----------            -----------            ----------
 Net increase (decrease) in net assets         (67,562)               116,328              4,270,965               290,655
NET ASSETS:
 Beginning of year                             590,405                783,423              9,420,094               883,334
                                             ---------            -----------            -----------            ----------
 End of year                                  $522,843               $899,751            $13,691,059            $1,173,989
                                             =========            ===========            ===========            ==========

(g) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(h) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                   VAN KAMPEN LIT
                                               PUTNAM VT             GROWTH AND          VAN KAMPEN LIT
                                                 EQUITY                INCOME               COMSTOCK
                                              INCOME FUND            PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT (I)         SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $57,276               $24,951              $184,052
 Net realized gain (loss) on security
  transactions                                   (829,220)              (15,439)               29,189
 Capital gains income                                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,243,327               195,160               952,684
                                               ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       471,383               204,672             1,165,925
                                               ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                        114,033               153,290               727,851
 Net transfers                                   (266,993)              357,541               (49,765)
 Surrenders for benefit payments and
  fees                                           (220,801)               (5,127)             (208,311)
 Net loan activity                                 52,501                (1,239)               (7,672)
 Cost of insurance                               (213,243)             (120,481)             (388,722)
                                               ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (534,503)              383,984                73,381
                                               ----------            ----------            ----------
 Net increase (decrease) in net assets            (63,120)              588,656             1,239,306
NET ASSETS:
 Beginning of year                              1,995,319               401,090             3,917,527
                                               ----------            ----------            ----------
 End of year                                   $1,932,199              $989,746            $5,156,833
                                               ==========            ==========            ==========

(i) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS
                                       BALANCED WEALTH          INTERNATIONAL          SMALL/MID CAP      ALLIANCEBERNSTEIN VPS
                                      STRATEGY PORTFOLIO       VALUE PORTFOLIO        VALUE PORTFOLIO        VALUE PORTFOLIO
                                       SUB-ACCOUNT (A)           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $1,581                 $41,118                 $7,493                  $ --
 Net realized gain (loss) on
  security transactions                        (260)                    900                   (874)                   (8)
 Net realized gain on
  distributions                                  --                 294,168                176,470                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (22,793)             (3,707,155)              (961,716)                  (52)
                                           --------              ----------             ----------               -------
 Net increase (decrease) in net
  assets resulting from operations          (21,472)             (3,370,969)              (778,627)                  (60)
                                           --------              ----------             ----------               -------
UNIT TRANSACTIONS:
 Purchases                                    1,082                 858,588                381,512                   553
 Net transfers                              121,483               1,784,543                573,937                 1,391
 Surrenders for benefit payments
  and fees                                       --                 (83,024)               (32,107)                   --
 Net loan activity                               --                  (9,138)                (2,897)                   --
 Cost of insurance                           (6,549)               (430,599)              (168,417)                 (277)
                                           --------              ----------             ----------               -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              116,016               2,120,370                752,028                 1,667
                                           --------              ----------             ----------               -------
 Net increase (decrease) in net
  assets                                     94,544              (1,250,599)               (26,599)                1,607
NET ASSETS:
 Beginning of year                               --               5,171,241              1,649,856                    --
                                           --------              ----------             ----------               -------
 End of year                                $94,544              $3,920,642             $1,623,257                $1,607
                                           ========              ==========             ==========               =======

                                     ALLIANCEBERNSTEIN VPS        AIM V.I.            AIM V.I.          AIM V. I.
                                         INTERNATIONAL            CAPITAL               CORE          INTERNATIONAL
                                       GROWTH PORTFOLIO      APPRECIATION FUND      EQUITY FUND        GROWTH FUND
                                          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $ --                   $ --             $62,998            $3,660
 Net realized gain (loss) on
  security transactions                      (16,470)                (2,455)            (33,359)             (499)
 Net realized gain on
  distributions                               16,308                     --                  --             8,850
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (484,904)            (1,166,803)           (145,545)          (89,009)
                                           ---------             ----------          ----------          --------
 Net increase (decrease) in net
  assets resulting from operations          (485,066)            (1,169,258)           (115,906)          (76,998)
                                           ---------             ----------          ----------          --------
UNIT TRANSACTIONS:
 Purchases                                   146,408                253,453              48,476            56,621
 Net transfers                               254,260                 83,493           1,712,515           628,667
 Surrenders for benefit payments
  and fees                                       319                (55,679)            (17,906)           (2,451)
 Net loan activity                           (43,459)                    --              (4,274)           (2,315)
 Cost of insurance                           (87,254)              (151,742)            (37,346)          (22,217)
                                           ---------             ----------          ----------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               270,274                129,525           1,701,465           658,305
                                           ---------             ----------          ----------          --------
 Net increase (decrease) in net
  assets                                    (214,792)            (1,039,733)          1,585,559           581,307
NET ASSETS:
 Beginning of year                           956,630              2,686,865             206,809                --
                                           ---------             ----------          ----------          --------
 End of year                                $741,838             $1,647,132          $1,792,368          $581,307
                                           =========             ==========          ==========          ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             AIM V.I.           AIM V.I.             AIM V.I.          AMERICAN FUNDS
                                           MID CAP CORE         SMALL CAP            CAPITAL               GLOBAL
                                           EQUITY FUND         EQUITY FUND       DEVELOPMENT FUND        BOND FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $56,649               $ --                 $ --             $11,828
 Net realized gain (loss) on security
  transactions                                 (49,418)           (12,668)              (5,578)                (36)
 Net realized gain on distributions            411,970              2,416              221,084                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (1,556,672)          (238,307)          (1,153,051)               (765)
                                            ----------          ---------           ----------            --------
 Net increase (decrease) in net assets
  resulting from
  operations                                (1,137,471)          (248,559)            (937,545)             11,027
                                            ----------          ---------           ----------            --------
UNIT TRANSACTIONS:
 Purchases                                     465,449            107,883              162,077              25,435
 Net transfers                                 216,646            321,358               79,120             253,280
 Surrenders for benefit payments and
  fees                                        (173,241)                --              (41,320)                140
 Net loan activity                             (11,780)             2,265                 (373)                 --
 Cost of insurance                            (301,108)           (57,095)            (109,014)            (14,604)
                                            ----------          ---------           ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             195,966            374,411               90,490             264,251
                                            ----------          ---------           ----------            --------
 Net increase (decrease) in net assets        (941,505)           125,852             (847,055)            275,278
NET ASSETS:
 Beginning of year                           3,717,479            447,477            1,978,746                  --
                                            ----------          ---------           ----------            --------
 End of year                                $2,775,974           $573,329           $1,131,691            $275,278
                                            ==========          =========           ==========            ========

                                          AMERICAN FUNDS                           AMERICAN FUNDS
                                          CAPITAL WORLD       AMERICAN FUNDS          BLUE CHIP
                                             GROWTH &              ASSET             INCOME AND         AMERICAN FUNDS
                                           INCOME FUND        ALLOCATION FUND        GROWTH FUND           BOND FUND
                                         SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $12,124              $786,201             $276,102           $1,187,404
 Net realized gain (loss) on security
  transactions                                    (93)             (198,823)             (32,984)             (26,676)
 Net realized gain on distributions                --             1,235,474              870,115               51,894
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (55,409)          (11,822,221)          (6,730,630)          (3,159,316)
                                             --------           -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from
  operations                                  (43,378)           (9,999,369)          (5,617,397)          (1,946,694)
                                             --------           -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     51,616             3,708,943            1,803,837            2,645,658
 Net transfers                                502,468             3,384,889            1,402,342            4,045,253
 Surrenders for benefit payments and
  fees                                            105              (830,923)            (639,611)            (733,830)
 Net loan activity                                 --               (72,908)             (45,964)             (69,946)
 Cost of insurance                            (24,848)           (2,430,360)          (1,074,930)          (1,806,306)
                                             --------           -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            529,341             3,759,641            1,445,674            4,080,829
                                             --------           -----------          -----------          -----------
 Net increase (decrease) in net assets        485,963            (6,239,728)          (4,171,723)           2,134,135
NET ASSETS:
 Beginning of year                                 --            30,576,323           14,390,677           18,691,050
                                             --------           -----------          -----------          -----------
 End of year                                 $485,963           $24,336,595          $10,218,954          $20,825,185
                                             ========           ===========          ===========          ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS
                                               GLOBAL             AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                             GROWTH FUND            GROWTH FUND         GROWTH-INCOME FUND      INTERNATIONAL FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $400,219               $603,809              $1,138,781                $657,269
 Net realized gain (loss) on security
  transactions                                   (26,088)               (80,010)                 (3,658)               (485,437)
 Net realized gain on distributions            1,695,277              7,745,820               4,153,873               4,516,786
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (11,333,024)           (45,531,114)            (33,636,981)            (22,041,119)
                                             -----------            -----------             -----------             -----------
 Net increase (decrease) in net assets
  resulting
  from operations                             (9,263,616)           (37,261,495)            (28,347,985)            (17,352,501)
                                             -----------            -----------             -----------             -----------
UNIT TRANSACTIONS:
 Purchases                                     2,493,317              8,037,649               7,758,923               3,806,393
 Net transfers                                   976,290              5,511,254               1,836,115                 866,148
 Surrenders for benefit payments and
  fees                                          (513,975)            (2,078,481)             (2,239,668)               (716,105)
 Net loan activity                                (5,787)              (102,318)                (56,297)                (78,750)
 Cost of insurance                            (1,476,327)            (4,733,233)             (4,517,453)             (2,164,145)
                                             -----------            -----------             -----------             -----------
 Net increase (decrease) in net assets
  resulting
  from unit transactions                       1,473,518              6,634,871               2,781,620               1,713,541
                                             -----------            -----------             -----------             -----------
 Net increase (decrease) in net assets        (7,790,098)           (30,626,624)            (25,566,365)            (15,638,960)
NET ASSETS:
 Beginning of year                            23,673,217             81,106,760              73,913,558              39,628,267
                                             -----------            -----------             -----------             -----------
 End of year                                 $15,883,119            $50,480,136             $48,347,193             $23,989,307
                                             ===========            ===========             ===========             ===========

                                                                  AMERICAN FUNDS          FIDELITY VIP           FIDELITY VIP
                                           AMERICAN FUNDS          GLOBAL SMALL           ASSET MANAGER          EQUITY-INCOME
                                           NEW WORLD FUND       CAPITALIZATION FUND         PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $182,113                   $ --                $46,882               $446,413
 Net realized gain (loss) on security
  transactions                                  (248,971)              (452,309)               (21,088)              (262,662)
 Net realized gain on distributions              919,068              1,999,618                194,141                 18,233
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (6,652,209)           (11,418,373)              (792,418)            (9,427,870)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting
  from operations                             (5,799,999)            (9,871,064)              (572,483)            (9,225,886)
                                             -----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,104,639              1,347,204                     --              1,489,478
 Net transfers                                  (136,298)              (425,459)               (18,254)              (562,142)
 Surrenders for benefit payments and
  fees                                          (215,468)              (338,705)               (61,703)              (736,829)
 Net loan activity                               (60,016)               (13,285)               (32,441)               (28,529)
 Cost of insurance                              (787,667)              (826,230)              (107,634)            (1,238,551)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting
  from unit transactions                         (94,810)              (256,475)              (220,032)            (1,076,573)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets        (5,894,809)           (10,127,539)              (792,515)           (10,302,459)
NET ASSETS:
 Beginning of year                            14,073,969             18,519,854              2,144,197             22,385,091
                                             -----------            -----------            -----------            -----------
 End of year                                  $8,179,160             $8,392,315             $1,351,682            $12,082,632
                                             ===========            ===========            ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                          FIDELITY VIP         FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                             GROWTH             CONTRAFUND            OVERSEAS               MID CAP
                                            PORTFOLIO           PORTFOLIO             PORTFOLIO             PORTFOLIO
                                         SUB-ACCOUNT (A)       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $169               $79,260              $20,116                $13,125
 Net realized gain (loss) on security
  transactions                                   (14)              (51,744)             (13,095)               (13,951)
 Net realized gain on distributions               --               220,757              106,388                770,153
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (6,040)           (4,873,742)            (547,819)            (3,280,027)
                                             -------            ----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (5,885)           (4,625,469)            (434,410)            (2,510,700)
                                             -------            ----------            ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                       344             1,258,857                   --                838,768
 Net transfers                                25,448             2,613,021              (11,139)             1,535,288
 Surrenders for benefit payments and
  fees                                            --               (81,578)             (97,302)               (98,423)
 Net loan activity                                --                (8,922)                  --                 (2,986)
 Cost of insurance                            (1,578)             (740,759)             (43,501)              (440,232)
                                             -------            ----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            24,214             3,040,619             (151,942)             1,832,415
                                             -------            ----------            ---------            -----------
 Net increase (decrease) in net assets        18,329            (1,584,850)            (586,352)              (678,285)
NET ASSETS:
 Beginning of year                                --             8,649,521            1,101,347              5,249,730
                                             -------            ----------            ---------            -----------
 End of year                                 $18,329            $7,064,671             $514,995             $4,571,445
                                             =======            ==========            =========            ===========

                                                            FIDELITY VIP
                                          FIDELITY VIP     DYNAMIC CAPITAL     FIDELITY VIP       FIDELITY VIP
                                        VALUE STRATEGIES    APPRECIATION       FREEDOM 2010       FREEDOM 2020
                                           PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                        SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
--------------------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $12               $167               $566             $2,569
 Net realized gain (loss) on security
  transactions                                   --                (26)                --                  1
 Net realized gain on distributions              --                 --                534              3,073
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       52              1,599               (409)            (1,958)
                                             ------            -------            -------            -------
 Net increase (decrease) in net assets
  resulting from operations                      64              1,740                691              3,685
                                             ------            -------            -------            -------
UNIT TRANSACTIONS:
 Purchases                                      558             10,447                 --             23,286
 Net transfers                                1,208             14,555             16,686             57,981
 Surrenders for benefit payments and
  fees                                           --                 --                 --                 --
 Net loan activity                               --                 --                 --                 --
 Cost of insurance                             (411)            (1,854)                --             (1,741)
                                             ------            -------            -------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,355             23,148             16,686             79,526
                                             ------            -------            -------            -------
 Net increase (decrease) in net assets        1,419             24,888             17,377             83,211
NET ASSETS:
 Beginning of year                               --                 --                 --                 --
                                             ------            -------            -------            -------
 End of year                                 $1,419            $24,888            $17,377            $83,211
                                             ======            =======            =======            =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                        FRANKLIN              FRANKLIN
                                           FIDELITY VIP           FRANKLIN            SMALL-MID CAP           SMALL CAP
                                           FREEDOM 2030            INCOME                GROWTH                 VALUE
                                            PORTFOLIO          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                         SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $998               $404,489                 $ --                $70,908
 Net realized gain (loss) on security
  transactions                                   (149)                (5,298)                (101)               (53,932)
 Net realized gain on distributions             1,986                169,369                5,624                491,098
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (6,928)            (3,396,372)             (34,118)            (2,846,167)
                                             --------            -----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (4,093)            (2,827,812)             (28,595)            (2,338,093)
                                             --------            -----------            ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                      1,563              1,338,887                5,520                923,750
 Net transfers                                 39,559              3,440,496               41,974                 78,007
 Surrenders for benefit payments and
  fees                                           (133)              (120,469)                  (1)              (228,896)
 Net loan activity                                 --                 (8,726)                  --                 (4,117)
 Cost of insurance                             (2,087)              (737,385)              (4,689)              (480,396)
                                             --------            -----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                 38,902              3,912,803               42,804                288,348
                                             --------            -----------            ---------            -----------
 Net increase (decrease) in net assets         34,809              1,084,991               14,209             (2,049,745)
NET ASSETS:
 Beginning of year                                 --              6,804,717               53,353              7,207,292
                                             --------            -----------            ---------            -----------
 End of year                                  $34,809             $7,889,708              $67,562             $5,157,547
                                             ========            ===========            =========            ===========

                                              FRANKLIN                                     TEMPLETON
                                             STRATEGIC                                    DEVELOPING           TEMPLETON
                                               INCOME             MUTUAL SHARES             MARKETS             FOREIGN
                                          SECURITIES FUND        SECURITIES FUND        SECURITIES FUND     SECURITIES FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT (A)
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $1,716                $346,348                 $ --                $ --
 Net realized gain (loss) on security
  transactions                                     (170)                (30,861)                  12                  20
 Net realized gain on distributions                  59                 492,623                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (125,116)             (5,828,077)             (13,031)             (1,188)
                                             ----------            ------------            ---------            --------
 Net increase (decrease) in net assets
  resulting from operations                    (123,511)             (5,019,967)             (13,019)             (1,168)
                                             ----------            ------------            ---------            --------
UNIT TRANSACTIONS:
 Purchases                                      105,710               2,174,103               10,976               3,359
 Net transfers                                2,151,195                 974,593               62,065              29,994
 Surrenders for benefit payments and
  fees                                           (7,231)               (149,465)                 (14)                 --
 Net loan activity                               (5,928)                (23,363)                  --                  --
 Cost of insurance                              (85,420)               (951,918)              (3,826)             (1,221)
                                             ----------            ------------            ---------            --------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                2,158,326               2,023,950               69,201              32,132
                                             ----------            ------------            ---------            --------
 Net increase (decrease) in net assets        2,034,815              (2,996,017)              56,182              30,964
NET ASSETS:
 Beginning of year                               16,632              12,723,952                   --                  --
                                             ----------            ------------            ---------            --------
 End of year                                 $2,051,447              $9,727,935              $56,182             $30,964
                                             ==========            ============            =========            ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                          FRANKLIN
                                             TEMPLETON                                    FLEX CAP             TEMPLETON
                                               GROWTH           MUTUAL DISCOVERY           GROWTH            GLOBAL INCOME
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $28,094              $101,742                $ --                 $85,597
 Net realized gain (loss) on security
  transactions                                   (1,861)              (12,995)                 --                     721
 Net realized gain on distributions             110,708               190,608                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                (1,010,709)           (1,694,075)                 47                  28,838
                                             ----------            ----------              ------              ----------
 Net increase (decrease) in net assets
  resulting from operations                    (873,768)           (1,414,720)                 47                 115,156
                                             ----------            ----------              ------              ----------
UNIT TRANSACTIONS:
 Purchases                                      491,338               810,874                 206                 323,940
 Net transfers                                  444,071             1,626,162               6,110               2,859,041
 Surrenders for benefit payments and
  fees                                          (28,477)             (144,162)                 --                   7,378
 Net loan activity                                   --               (33,238)                 --                      (4)
 Cost of insurance                             (172,009)             (368,921)               (115)               (187,336)
                                             ----------            ----------              ------              ----------
 Net increase (decrease) in net assets
  resulting
  from unit transactions                        734,923             1,890,715               6,201               3,003,019
                                             ----------            ----------              ------              ----------
 Net increase (decrease) in net assets         (138,845)              475,995               6,248               3,118,175
NET ASSETS:
 Beginning of year                            1,716,044             3,920,934                  --                 708,885
                                             ----------            ----------              ------              ----------
 End of year                                 $1,577,199            $4,396,929              $6,248              $3,827,060
                                             ==========            ==========              ======              ==========

                                                                    HARTFORD              HARTFORD                HARTFORD
                                              HARTFORD              LARGECAP                TOTAL                 CAPITAL
                                              ADVISERS               GROWTH              RETURN BOND            APPRECIATION
                                              HLS FUND              HLS FUND              HLS FUND                HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,318,020                $114              $3,271,660              $1,785,394
 Net realized gain (loss) on security
  transactions                                  (258,246)                 (8)               (111,646)               (343,947)
 Net realized gain on distributions              264,675                  --                      --               9,402,042
 Net unrealized appreciation
  (depreciation) of
  investments during the year                (16,650,248)                (26)             (6,869,132)            (63,760,447)
                                             -----------             -------             -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                  (15,325,799)                 80              (3,709,118)            (52,916,958)
                                             -----------             -------             -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                     4,498,318               4,729               4,422,589               6,524,477
 Net transfers                                  (821,610)              7,206               3,594,516                 861,616
 Surrenders for benefit payments and
  fees                                        (1,498,440)                 --              (1,591,516)             (3,492,137)
 Net loan activity                               (44,587)                 --                (272,046)               (385,977)
 Cost of insurance                            (3,496,989)             (1,328)             (3,522,886)             (6,145,927)
                                             -----------             -------             -----------            ------------
 Net increase (decrease) in net assets
  resulting
  from unit transactions                      (1,363,308)             10,607               2,630,657              (2,637,948)
                                             -----------             -------             -----------            ------------
 Net increase (decrease) in net assets       (16,689,107)             10,687              (1,078,461)            (55,554,906)
NET ASSETS:
 Beginning of year                            49,208,214                  --              47,170,883             119,791,476
                                             -----------             -------             -----------            ------------
 End of year                                 $32,519,107             $10,687             $46,092,422             $64,236,570
                                             ===========             =======             ===========            ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      HARTFORD           HARTFORD          HARTFORD
                                      DIVIDEND          FUNDAMENTAL         GLOBAL             HARTFORD
                                     AND GROWTH           GROWTH           ADVISERS         GLOBAL EQUITY
                                      HLS FUND           HLS FUND          HLS FUND            HLS FUND
                                     SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT (A)(B)
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $1,136,620            $ --             $15,444               $649
 Net realized gain (loss) on
  security transactions                  (57,147)            (11)             (2,963)            18,459
 Net realized gain on
  distributions                          989,534              --               6,012                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    (19,591,389)           (135)           (147,256)           (58,912)
                                     -----------           -----           ---------           --------
 Net increase (decrease) in net
  assets resulting from
  operations                         (17,522,382)           (146)           (128,763)           (39,804)
                                     -----------           -----           ---------           --------
UNIT TRANSACTIONS:
 Purchases                             4,418,566              79                  --                  8
 Net transfers                         1,468,158             511              (5,639)            11,916
 Surrenders for benefit
  payments and fees                   (2,022,221)             --              (1,202)            (5,622)
 Net loan activity                       (58,015)             --                  --                 --
 Cost of insurance                    (3,298,631)           (193)            (19,089)            (8,623)
                                     -----------           -----           ---------           --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           507,857             397             (25,930)            (2,321)
                                     -----------           -----           ---------           --------
 Net increase (decrease) in net
  assets                             (17,014,525)            251            (154,693)           (42,125)
NET ASSETS:
 Beginning of year                    55,299,306              --             413,540            112,246
                                     -----------           -----           ---------           --------
 End of year                         $38,284,781            $251            $258,847            $70,121
                                     ===========           =====           =========           ========

                                                         HARTFORD                               HARTFORD
                                     HARTFORD          DISCIPLINED          HARTFORD             GROWTH
                                   GLOBAL GROWTH          EQUITY             GROWTH          OPPORTUNITIES
                                     HLS FUND            HLS FUND           HLS FUND            HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (A)      SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $3,254             $91,795               $64              $39,088
 Net realized gain (loss) on
  security transactions                 (8,506)             57,679                 7              (66,256)
 Net realized gain on
  distributions                         18,520             674,811                --              249,445
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     (331,944)         (3,894,403)           (2,059)          (3,853,169)
                                     ---------          ----------           -------           ----------
 Net increase (decrease) in net
  assets resulting from
  operations                          (318,676)         (3,070,118)           (1,988)          (3,630,892)
                                     ---------          ----------           -------           ----------
UNIT TRANSACTIONS:
 Purchases                               3,036             626,109             2,951              752,770
 Net transfers                          72,742             383,699            33,393            2,378,343
 Surrenders for benefit
  payments and fees                     (8,242)           (300,379)              (18)            (381,577)
 Net loan activity                      (4,959)             (4,876)               --               (5,476)
 Cost of insurance                     (22,497)           (581,329)           (2,721)            (495,252)
                                     ---------          ----------           -------           ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          40,080             123,224            33,605            2,248,808
                                     ---------          ----------           -------           ----------
 Net increase (decrease) in net
  assets                              (278,596)         (2,946,894)           31,617           (1,382,084)
NET ASSETS:
 Beginning of year                     562,557           8,829,268                --            7,884,188
                                     ---------          ----------           -------           ----------
 End of year                          $283,961          $5,882,374           $31,617           $6,502,104
                                     =========          ==========           =======           ==========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         HARTFORD             HARTFORD
                                             HARTFORD               HARTFORD           INTERNATIONAL        INTERNATIONAL
                                            HIGH YIELD               INDEX                GROWTH            SMALL COMPANY
                                             HLS FUND               HLS FUND             HLS FUND             HLS FUND
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT         SUB-ACCOUNT (A)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $13,141                $998,898                $21                $49,408
 Net realized gain (loss) on security
  transactions                                    (586)               (519,369)               (11)              (750,461)
 Net realized gain on distributions                 --               1,123,790                 --                138,679
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (19,155)            (22,098,782)              (479)            (1,872,666)
                                             ---------            ------------            -------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (6,600)            (20,495,463)              (469)            (2,435,040)
                                             ---------            ------------            -------            -----------
UNIT TRANSACTIONS:
 Purchases                                         971               3,837,152                 48                459,349
 Net transfers                                 116,566              (1,970,702)             1,777             (1,063,156)
 Surrenders for benefit payments and
  fees                                              --              (1,735,757)                --               (119,832)
 Net loan activity                                  --                (232,393)                --                (59,035)
 Cost of insurance                              (1,809)             (2,999,286)              (112)              (308,259)
                                             ---------            ------------            -------            -----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                 115,728              (3,100,986)             1,713             (1,090,933)
                                             ---------            ------------            -------            -----------
 Net increase (decrease) in net assets         109,128             (23,596,449)             1,244             (3,525,973)
NET ASSETS:
 Beginning of year                                  --              57,566,948                 --              6,118,056
                                             ---------            ------------            -------            -----------
 End of year                                  $109,128             $33,970,499             $1,244             $2,592,083
                                             =========            ============            =======            ===========

                                               HARTFORD              HARTFORD
                                            INTERNATIONAL             MIDCAP               HARTFORD               HARTFORD
                                            OPPORTUNITIES             GROWTH                MIDCAP              MIDCAP VALUE
                                               HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $432,230                $192                $201,563                $47,316
 Net realized gain (loss) on security
  transactions                                   (150,657)                 39                (656,464)               (53,083)
 Net realized gain on distributions               816,057                  --               1,880,443              1,336,601
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (10,844,463)             (3,696)            (16,951,744)            (4,232,502)
                                             ------------            --------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (9,746,833)             (3,465)            (15,526,202)            (2,901,668)
                                             ------------            --------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                      1,356,492               2,297               2,363,747                497,530
 Net transfers                                    423,905              42,843              (2,617,146)               266,383
 Surrenders for benefit payments and
  fees                                           (780,472)                (14)             (1,468,888)              (306,187)
 Net loan activity                               (127,449)                 --                 (38,409)               (57,559)
 Cost of insurance                             (1,080,786)             (1,931)             (2,490,014)              (372,501)
                                             ------------            --------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                   (208,310)             43,195              (4,250,710)                27,666
                                             ------------            --------            ------------            -----------
 Net increase (decrease) in net assets         (9,955,143)             39,730             (19,776,912)            (2,874,002)
NET ASSETS:
 Beginning of year                             23,537,059                  --              46,876,751              7,476,509
                                             ------------            --------            ------------            -----------
 End of year                                  $13,581,916             $39,730             $27,099,839             $4,602,507
                                             ============            ========            ============            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD               HARTFORD              HARTFORD
                                            MONEY MARKET           SMALL COMPANY        SMALLCAP GROWTH             STOCK
                                              HLS FUND               HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,134,702                $20,051                 $11                 $949,306
 Net realized gain (loss) on security
  transactions                                        --                (77,112)                 11                 (401,151)
 Net realized gain on distributions                   --                 63,349                  --                  283,692
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            --             (9,088,323)               (102)             (24,924,464)
                                             -----------            -----------              ------              -----------
 Net increase (decrease) in net assets
  resulting from
  operations                                   1,134,702             (9,082,035)                (80)             (24,092,617)
                                             -----------            -----------              ------              -----------
UNIT TRANSACTIONS:
 Purchases                                    80,923,230              1,221,804                 229                4,360,135
 Net transfers                               (45,323,337)               626,438               6,428               (1,017,212)
 Surrenders for benefit payments and
  fees                                       (11,262,321)              (728,443)                 --               (1,619,264)
 Net loan activity                            (1,104,553)               (37,926)                 --                  (40,183)
 Cost of insurance                            (5,979,823)            (1,133,010)               (737)              (3,247,081)
                                             -----------            -----------              ------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            17,253,196                (51,137)              5,920               (1,563,605)
                                             -----------            -----------              ------              -----------
 Net increase (decrease) in net assets        18,387,898             (9,133,172)              5,840              (25,656,222)
NET ASSETS:
 Beginning of year                            50,436,409             22,812,358                  --               56,735,972
                                             -----------            -----------              ------              -----------
 End of year                                 $68,824,307            $13,679,186              $5,840              $31,079,750
                                             ===========            ===========              ======              ===========

                                               HARTFORD                                     HARTFORD              HARTFORD
                                           U.S. GOVERNMENT            HARTFORD               VALUE                 EQUITY
                                              SECURITIES               VALUE             OPPORTUNITIES             INCOME
                                               HLS FUND               HLS FUND              HLS FUND              HLS FUND
                                          SUB-ACCOUNT (A)(C)      SUB-ACCOUNT (A)         SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $578,230                  $18                 $84,795                $270
 Net realized gain (loss) on security
  transactions                                  (984,850)                   1              (1,049,771)                 (2)
 Net realized gain on distributions                   --                   --                  39,966                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       180,722                   84              (1,885,396)                (80)
                                              ----------               ------              ----------              ------
 Net increase (decrease) in net assets
  resulting from
  operations                                    (225,898)                 103              (2,810,406)                188
                                              ----------               ------              ----------              ------
UNIT TRANSACTIONS:
 Purchases                                       578,261                  455                 692,132                 733
 Net transfers                                 1,137,181                1,752              (1,206,915)              7,578
 Surrenders for benefit payments and
  fees                                           (92,663)                  --                (414,504)                 --
 Net loan activity                                   277                   --                 (14,063)                 --
 Cost of insurance                              (429,545)                (351)               (346,726)               (690)
                                              ----------               ------              ----------              ------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,193,511                1,856              (1,290,076)              7,621
                                              ----------               ------              ----------              ------
 Net increase (decrease) in net assets           967,613                1,959              (4,100,482)              7,809
NET ASSETS:
 Beginning of year                             6,475,859                   --               6,997,870                  --
                                              ----------               ------              ----------              ------
 End of year                                  $7,443,472               $1,959              $2,897,388              $7,809
                                              ==========               ======              ==========              ======

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                        LORD ABBETT
                                            LORD ABBETT           LORD ABBETT            GROWTH AND
                                          AMERICA'S VALUE        BOND-DEBENTURE            INCOME            MFS GROWTH
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO             SERIES
                                            SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT        SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $50,442              $108,812               $22,873               $ --
 Net realized gain (loss) on security
  transactions                                  (12,308)                 (559)              (10,631)              (299)
 Net realized gain on distributions              30,275                 4,133                 5,355                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (431,668)             (126,809)             (579,025)            (1,281)
                                             ----------            ----------            ----------            -------
 Net increase (decrease) in net assets
  resulting from operations                    (363,259)              (14,423)             (561,428)            (1,580)
                                             ----------            ----------            ----------            -------
UNIT TRANSACTIONS:
 Purchases                                      230,562                26,795               313,491                143
 Net transfers                                   37,178             1,497,697               156,844              5,227
 Surrenders for benefit payments and
  fees                                          (12,434)               (3,840)              (36,414)                --
 Net loan activity                               (7,933)               (3,679)               (1,036)                --
 Cost of insurance                             (138,061)              (30,263)             (149,133)            (1,082)
                                             ----------            ----------            ----------            -------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                  109,312             1,486,710               283,752              4,288
                                             ----------            ----------            ----------            -------
 Net increase (decrease) in net assets         (253,947)            1,472,287              (277,676)             2,708
NET ASSETS:
 Beginning of year                            1,331,743                    --             1,390,893                 --
                                             ----------            ----------            ----------            -------
 End of year                                 $1,077,796            $1,472,287            $1,113,217             $2,708
                                             ==========            ==========            ==========            =======


                                          MFS INVESTORS           MFS NEW              MFS TOTAL             MFS VALUE
                                           TRUST SERIES       DISCOVERY SERIES       RETURN SERIES             SERIES
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  ------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $350                  $ --              $301,182                  $ --
 Net realized gain (loss) on security
  transactions                                   (662)              (33,384)             (367,667)                  (43)
 Net realized gain on distributions             2,887               117,534               596,547                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (24,159)             (363,699)           (3,001,413)              (32,105)
                                             --------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   (21,584)             (279,549)           (2,471,351)              (32,148)
                                             --------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      8,164                75,492             1,426,618                71,380
 Net transfers                                 63,157                44,120            (1,361,350)            1,474,215
 Surrenders for benefit payments and
  fees                                             31               (20,905)             (149,752)               (4,630)
 Net loan activity                                 --                   105                 7,161                (5,958)
 Cost of insurance                             (7,205)              (46,690)             (842,433)              (44,863)
                                             --------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                 64,147                52,122              (919,756)            1,490,144
                                             --------            ----------            ----------            ----------
 Net increase (decrease) in net assets         42,563              (227,427)           (3,391,107)            1,457,996
NET ASSETS:
 Beginning of year                             46,389               632,425            10,868,246                    --
                                             --------            ----------            ----------            ----------
 End of year                                  $88,952              $404,998            $7,477,139            $1,457,996
                                             ========            ==========            ==========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     VAN KAMPEN --      VAN KAMPEN --
                                                     UIF CORE PLUS       UIF EMERGING     VAN KAMPEN --
                                   MFS RESEARCH       FIXED INCOME      MARKETS EQUITY    UIF HIGH YIELD
                                   BOND SERIES         PORTFOLIO          PORTFOLIO         PORTFOLIO
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $ --             $10,721              $ --              $689
 Net realized gain (loss) on
  security transactions                    1                 (96)              (37)              (10)
 Net realized gain on
  distributions                           --                  --             2,563                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        122             (35,533)           (9,044)           (2,634)
                                      ------            --------            ------            ------
 Net increase (decrease) in net
  assets resulting from
  operations                             123             (24,908)           (6,518)           (1,955)
                                      ------            --------            ------            ------
UNIT TRANSACTIONS:
 Purchases                             1,779              10,518               446             1,034
 Net transfers                         3,386                  --                --                --
 Surrenders for benefit
  payments and fees                       --                  --                --                --
 Net loan activity                        --                  --                --                --
 Cost of insurance                      (293)            (10,370)             (336)             (388)
                                      ------            --------            ------            ------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         4,872                 148               110               646
                                      ------            --------            ------            ------
 Net increase (decrease) in net
  assets                               4,995             (24,760)           (6,408)           (1,309)
NET ASSETS:
 Beginning of year                        --             247,829            11,819             8,297
                                      ------            --------            ------            ------
 End of year                          $4,995            $223,069            $5,411            $6,988
                                      ======            ========            ======            ======

                                   VAN KAMPEN --        VAN KAMPEN --
                                    UIF MID CAP            UIF U.S.        MORGAN STANLEY --  MORGAN STANLEY --
                                       GROWTH           MID CAP VALUE        FOCUS GROWTH         BALANCED
                                     PORTFOLIO            PORTFOLIO            PORTFOLIO          PORTFOLIO
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT (D)
-------------------------------  ------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $13               $16,292                $31                $69
 Net realized gain (loss) on
  security transactions                    (29)              (14,384)              (260)                --
 Net realized gain on
  distributions                            510               677,286                 --              1,248
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      (18,399)           (1,760,593)           (30,381)            (3,860)
                                      --------            ----------            -------            -------
 Net increase (decrease) in net
  assets resulting from
  operations                           (17,905)           (1,081,399)           (30,610)            (2,543)
                                      --------            ----------            -------            -------
UNIT TRANSACTIONS:
 Purchases                              21,507               198,771              2,416              2,713
 Net transfers                         203,579               572,953                 --                 --
 Surrenders for benefit
  payments and fees                        166               (44,659)                --                 --
 Net loan activity                      (1,513)                   --                 --                 --
 Cost of insurance                      (8,710)             (142,391)            (2,371)              (743)
                                      --------            ----------            -------            -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         215,029               584,674                 45              1,970
                                      --------            ----------            -------            -------
 Net increase (decrease) in net
  assets                               197,124              (496,725)           (30,565)              (573)
NET ASSETS:
 Beginning of year                          --             2,383,619             58,992             10,201
                                      --------            ----------            -------            -------
 End of year                          $197,124            $1,886,894            $28,427             $9,628
                                      ========            ==========            =======            =======

(a)  From inception May 1, 2008 to December 31, 2008.

(d) Formerly Balanced Growth. Change effective March 8, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     MORGAN STANLEY --                        MORGAN STANLEY --
                                 MORGAN STANLEY --        DIVIDEND        MORGAN STANLEY --    EQUALLY-WEIGHTED
                                  FLEXIBLE INCOME          GROWTH           MONEY MARKET           S&P 500
                                     PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $397                 $78               $3,328                $384
 Net realized gain (loss) on
  security transactions                   (73)                (12)                  --                (214)
 Net realized gain on
  distributions                            --                  --                   --               5,102
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      (5,291)            (10,305)                  --             (15,816)
                                      -------             -------             --------             -------
 Net increase (decrease) in net
  assets resulting from
  operations                           (4,967)            (10,239)               3,328             (10,544)
                                      -------             -------             --------             -------
UNIT TRANSACTIONS:
 Purchases                              4,688               5,129                9,965               4,185
 Net transfers                             --                  --                   --                  --
 Surrenders for benefit
  payments and fees                        --                  --              (40,966)                 --
 Net loan activity                         --                  --                   --                  --
 Cost of insurance                     (1,343)             (1,759)              (8,445)             (1,926)
                                      -------             -------             --------             -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          3,345               3,370              (39,446)              2,259
                                      -------             -------             --------             -------
 Net increase (decrease) in net
  assets                               (1,622)             (6,869)             (36,118)             (8,285)
NET ASSETS:
 Beginning of year                     20,283              25,512              168,794              23,959
                                      -------             -------             --------             -------
 End of year                          $18,661             $18,643             $132,676             $15,674
                                      =======             =======             ========             =======

                                    OPPENHEIMER                                              OPPENHEIMER
                                      CAPITAL           OPPENHEIMER        OPPENHEIMER       MAIN STREET
                                    APPRECIATION     GLOBAL SECURITIES     MAIN STREET        SMALL CAP
                                      FUND/VA             FUND/VA            FUND/VA           FUND/VA
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT (A)
-------------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $ --             $17,479            $3,173              $ --
 Net realized gain (loss) on
  security transactions                     177              (6,435)             (371)              (12)
 Net realized gain on
  distributions                              --              93,726            16,676                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    (1,496,365)           (811,257)         (161,334)          (29,852)
                                     ----------          ----------          --------          --------
 Net increase (decrease) in net
  assets resulting from
  operations                         (1,496,188)           (706,487)         (141,856)          (29,864)
                                     ----------          ----------          --------          --------
UNIT TRANSACTIONS:
 Purchases                              315,812             335,282           105,446            28,432
 Net transfers                          226,628             119,082           119,173           460,502
 Surrenders for benefit
  payments and fees                     (61,677)            (13,566)                2            (1,179)
 Net loan activity                           --             (12,530)           (2,061)           (2,228)
 Cost of insurance                     (206,064)           (135,290)          (34,943)          (15,448)
                                     ----------          ----------          --------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          274,699             292,978           187,617           470,079
                                     ----------          ----------          --------          --------
 Net increase (decrease) in net
  assets                             (1,221,489)           (413,509)           45,761           440,215
NET ASSETS:
 Beginning of year                    3,157,285           1,575,343           236,631                --
                                     ----------          ----------          --------          --------
 End of year                         $1,935,796          $1,161,834          $282,392          $440,215
                                     ==========          ==========          ========          ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                           OPPENHEIMER           PUTNAM VT             PUTNAM VT             PUTNAM VT
                                              VALUE             DIVERSIFIED          GLOBAL ASSET             GLOBAL
                                             FUND/VA            INCOME FUND         ALLOCATION FUND         EQUITY FUND
                                         SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $ --               $144,383              $28,800               $130,237
 Net realized gain (loss) on security
  transactions                                    (8)               (11,181)             (12,949)              (309,416)
 Net realized gain on distributions               --                     --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (3,289)            (1,032,810)            (270,297)            (2,396,993)
                                             -------            -----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (3,297)              (899,608)            (254,446)            (2,576,172)
                                             -------            -----------            ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                         1                 48,576                9,481                347,305
 Net transfers                                16,582                973,524               (7,372)              (476,480)
 Surrenders for benefit payments and
  fees                                            --                 (7,060)             (41,456)               (92,711)
 Net loan activity                                --                 (5,221)                  --                     --
 Cost of insurance                              (295)              (114,223)             (32,971)              (319,589)
                                             -------            -----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            16,288                895,596              (72,318)              (541,475)
                                             -------            -----------            ---------            -----------
 Net increase (decrease) in net assets        12,991                 (4,012)            (326,764)            (3,117,647)
NET ASSETS:
 Beginning of year                                --              2,608,206              823,044              6,031,884
                                             -------            -----------            ---------            -----------
 End of year                                 $12,991             $2,604,194             $496,280             $2,914,237
                                             =======            ===========            =========            ===========

                                              PUTNAM VT             PUTNAM VT             PUTNAM VT
                                             GROWTH AND              HEALTH                 HIGH                 PUTNAM VT
                                             INCOME FUND          SCIENCES FUND          YIELD FUND             INCOME FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $355,776                 $ --             $1,054,746               $527,170
 Net realized gain (loss) on security
  transactions                                  (198,196)              16,665               (156,367)              (157,024)
 Net realized gain on distributions            2,576,657                7,897                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (9,266,565)            (168,897)            (3,787,868)            (2,171,023)
                                             -----------            ---------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (6,532,328)            (144,335)            (2,889,489)            (1,800,877)
                                             -----------            ---------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,154,490                   --                786,632                883,573
 Net transfers                                (1,064,382)             (14,528)              (829,381)            (1,047,600)
 Surrenders for benefit payments and
  fees                                          (370,850)            (127,143)              (328,824)              (223,472)
 Net loan activity                               (57,245)                  --                  1,419                (12,113)
 Cost of insurance                              (970,555)             (63,127)              (662,980)              (507,206)
                                             -----------            ---------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,308,542)            (204,798)            (1,033,134)              (906,818)
                                             -----------            ---------            -----------            -----------
 Net increase (decrease) in net assets        (7,840,870)            (349,133)            (3,922,623)            (2,707,695)
NET ASSETS:
 Beginning of year                            17,732,361              964,284             11,887,631              8,081,674
                                             -----------            ---------            -----------            -----------
 End of year                                  $9,891,491             $615,151             $7,965,008             $5,373,979
                                             ===========            =========            ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              PUTNAM VT
                                            INTERNATIONAL            PUTNAM VT              PUTNAM VT
                                             GROWTH AND            INTERNATIONAL        INTERNATIONAL NEW         PUTNAM VT
                                             INCOME FUND            EQUITY FUND         OPPORTUNITIES FUND      INVESTORS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $70,515                $400,662               $11,457                $3,202
 Net realized gain (loss) on security
  transactions                                   (69,166)                (22,475)              (52,819)              (38,833)
 Net realized gain on distributions              656,674               2,669,296                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (2,484,849)            (11,439,196)             (272,032)             (249,411)
                                             -----------            ------------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   (1,826,826)             (8,391,713)             (313,394)             (285,042)
                                             -----------            ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         1,019                 964,215                    --                    --
 Net transfers                                     4,160              (1,165,321)              (40,270)              (18,477)
 Surrenders for benefit payments and
  fees                                          (112,271)               (522,732)               (4,925)              (49,230)
 Net loan activity                                (3,723)                (12,898)               (3,220)                   --
 Cost of insurance                              (120,616)             (1,042,747)              (36,408)              (60,918)
                                             -----------            ------------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (231,431)             (1,779,483)              (84,823)             (128,625)
                                             -----------            ------------            ----------            ----------
 Net increase (decrease) in net assets        (2,058,257)            (10,171,196)             (398,217)             (413,667)
NET ASSETS:
 Beginning of year                             4,112,644              20,827,884               785,368               808,385
                                             -----------            ------------            ----------            ----------
 End of year                                  $2,054,387             $10,656,688              $387,151              $394,718
                                             ===========            ============            ==========            ==========


                                            PUTNAM VT             PUTNAM VT              PUTNAM VT             PUTNAM VT
                                              MONEY                  NEW                    NEW              OTC & EMERGING
                                           MARKET FUND       OPPORTUNITIES FUND         VALUE FUND            GROWTH FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $2,328                $21,180                $38,198                  $ --
 Net realized gain (loss) on security
  transactions                                     --                 89,963                (24,852)             (136,919)
 Net realized gain on distributions                --                     --                385,467                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         --             (3,309,841)            (1,343,573)             (150,072)
                                             --------            -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     2,328             (3,198,698)              (944,760)             (286,991)
                                             --------            -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --                737,788                     --                    --
 Net transfers                                     --               (747,691)               (53,029)              (27,804)
 Surrenders for benefit payments and
  fees                                              3               (311,842)               (59,235)              (29,843)
 Net loan activity                                 --                 13,332                     --                    --
 Cost of insurance                             (9,167)              (491,756)               (92,748)              (35,490)
                                             --------            -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (9,164)              (800,169)              (205,012)              (93,137)
                                             --------            -----------            -----------            ----------
 Net increase (decrease) in net assets         (6,836)            (3,998,867)            (1,149,772)             (380,128)
NET ASSETS:
 Beginning of year                             86,425              9,037,177              2,233,881               699,023
                                             --------            -----------            -----------            ----------
 End of year                                  $79,589             $5,038,310             $1,084,109              $318,895
                                             ========            ===========            ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT            PUTNAM VT             PUTNAM VT
                                             SMALL CAP        THE GEORGE PUTNAM    UTILITIES GROWTH AND
                                            VALUE FUND         FUND OF BOSTON          INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $14,873              $22,090               $20,420
 Net realized gain (loss) on security
  transactions                                  (8,208)              (8,790)               13,513
 Net realized gain on distributions            260,446               40,088                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (755,896)            (233,579)             (305,196)
                                             ---------            ---------             ---------
 Net increase (decrease) in net assets
  resulting from operations                   (488,785)            (180,191)             (271,263)
                                             ---------            ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                     218,220                   --                    --
 Net transfers                                 131,942              (93,718)              (29,439)
 Surrenders for benefit payments and
  fees                                         (22,496)              (8,549)              (70,992)
 Net loan activity                              (7,854)                  --                    --
 Cost of insurance                             (91,771)             (29,458)              (47,147)
                                             ---------            ---------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             228,041             (131,725)             (147,578)
                                             ---------            ---------             ---------
 Net increase (decrease) in net assets        (260,744)            (311,916)             (418,841)
NET ASSETS:
 Beginning of year                           1,062,173              558,392             1,009,246
                                             ---------            ---------             ---------
 End of year                                  $801,429             $246,476              $590,405
                                             =========            =========             =========


                                                                                        PUTNAM VT
                                             PUTNAM VT            PUTNAM VT              CAPITAL
                                            VISTA FUND           VOYAGER FUND      OPPORTUNITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income                            $ --               $36,843               $5,592
 Net realized gain (loss) on security
  transactions                                 (93,782)             (566,173)             (18,429)
 Net realized gain on distributions                 --                    --               68,178
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (315,925)           (5,135,804)            (541,239)
                                             ---------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                   (409,707)           (5,665,134)            (485,898)
                                             ---------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                          --             1,303,432              159,752
 Net transfers                                 (30,115)             (903,490)              55,374
 Surrenders for benefit payments and
  fees                                          (1,420)             (307,448)              (7,690)
 Net loan activity                              (3,884)               (7,047)              (4,945)
 Cost of insurance                             (67,897)           (1,000,955)            (152,442)
                                             ---------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (103,316)             (915,508)              50,049
                                             ---------            ----------            ---------
 Net increase (decrease) in net assets        (513,023)           (6,580,642)            (435,849)
NET ASSETS:
 Beginning of year                             977,551            16,000,736            1,319,183
                                             ---------            ----------            ---------
 End of year                                  $464,528            $9,420,094             $883,334
                                             =========            ==========            =========

                                                               VAN KAMPEN LIT
                                             PUTNAM VT           GROWTH AND          VAN KAMPEN LIT
                                              EQUITY               INCOME               COMSTOCK
                                            INCOME FUND           PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income                         $23,075               $4,734              $109,456
 Net realized gain (loss) on security
  transactions                                 (22,490)                (777)              (11,858)
 Net realized gain on distributions             55,305                9,199               268,824
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (494,658)            (121,548)           (2,460,657)
                                             ---------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   (438,768)            (108,392)           (2,094,235)
                                             ---------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                     118,432               40,891               866,940
 Net transfers                                  81,783              187,443                 5,105
 Surrenders for benefit payments and
  fees                                          (7,661)                   4               (70,437)
 Net loan activity                             (45,692)                  --               (24,389)
 Cost of insurance                            (134,637)             (21,173)             (404,526)
                                             ---------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              12,225              207,165               372,693
                                             ---------            ---------            ----------
 Net increase (decrease) in net assets        (426,543)              98,773            (1,721,542)
NET ASSETS:
 Beginning of year                           1,337,753              302,317             5,639,069
                                             ---------            ---------            ----------
 End of year                                  $911,210             $401,090            $3,917,527
                                             =========            =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL II ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds ("the Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V. I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, AIM V.I. PowerShares ETF Allocation Fund, AIM V.I. Global Real Estate Fund, AllianceBernstein VPS Real Estate Investment Portfolio, American Funds Global Bond Fund, American Funds Capital World Growth & Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth and Income Portfolio, MFS Growth Series, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, Van Kampen -- UIF Core Plus Fixed Income Portfolio, Van Kampen -- UIF Emerging Markets Equity Portfolio, Van Kampen -- UIF High Yield Portfolio, Van Kampen -- UIF Mid Cap Growth Portfolio, Van Kampen -- UIF U.S. Mid Cap Value Portfolio, Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley -- Balanced Portfolio, Morgan Stanley -- Flexible Income Portfolio, Morgan Stanley -- Dividend Growth Portfolio, Morgan Stanley -- Money Market Portfolio, Morgan Stanley -- Equally-Weighted S&P 500 Portfolio, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Utilities Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Van Kampen LIT Growth and Income Portfolio and Van Kampen LIT Comstock Portfolio.

-------------------------------------------------------------------------------

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income are accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results in the future could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2009 and through the Account's financial statement issuance date of February 23, 2010, noting there are no subsequent events requiring disclosure. Management has not evaluated subsequent events after that date for presentation in these financial statements.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Currently, all sub-accounts are in the accumulation phase.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2009.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad Levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2009, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- Management has continued to evaluate the application of ASC 740-10 to the Account to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Account has determined no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of ASC 740-10. The Account is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The 2007 through 2009 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on the contract date and on each subsequent monthly activity date:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. Where applicable, these charges are a redemption of units and are reflected in cost of insurance and other fees on the accompanying statements of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of .80% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make certain deductions ranging from $10.00 to $30.00 plus $0.03 to $0.05 per month per $1,000 in supplemental fees for administrative services provided by the Company. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       d) ISSUE CHARGE -- The Company will charge an expense of $20 plus $0.05 per $1,000 of the initial face amount for issue charges. These expenses are included in net loan activity in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy          $184,152         $27,111
 Portfolio
AllianceBernstein VPS International Value              1,420,271         705,853
 Portfolio
AllianceBernstein VPS Small/Mid Cap Value              1,376,280         724,933
 Portfolio
AllianceBernstein VPS Value Portfolio                      5,043           1,121
AllianceBernstein VPS International Growth               501,456         163,571
 Portfolio
AIM V.I. Capital Appreciation Fund                       406,924         254,749
AIM V.I. Core Equity Fund                                236,370       1,340,616
AIM V.I. International Growth Fund                     2,437,385          67,809
AIM V.I. Mid Cap Core Equity Fund                        908,843         814,604
AIM V.I. Small Cap Equity Fund                           452,071         185,001
AIM V.I. Capital Development Fund                        265,751         276,325
AIM V.I. PowerShares ETF Allocation Fund                 421,192          67,140
AIM V.I. Global Real Estate Fund                          12,521             255
AllianceBernstein VPS Real Estate Investment                 586              16
 Portfolio
American Funds Global Bond Fund                          646,431          40,956

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Funds Capital World Growth & Income
 Fund                                                 $1,132,669         $70,715
American Funds Asset Allocation Fund                   2,871,057       3,965,825
American Funds Blue Chip Income and Growth Fund        2,417,343       1,447,835
American Funds Bond Fund                               8,771,155       3,480,045
American Funds Global Growth Fund                      1,684,062       3,843,841
American Funds Growth Fund                             6,263,390       6,504,395
American Funds Growth-Income Fund                      5,097,788       6,649,923
American Funds International Fund                      5,454,548       4,341,616
American Funds New World Fund                          3,475,637       1,840,900
American Funds Global Small Capitalization Fund        1,744,935       1,661,308
Fidelity VIP Asset Manager Portfolio                      32,871         272,215
Fidelity VIP Equity-Income Portfolio                   1,629,206       2,616,415
Fidelity VIP Growth Portfolio                             46,566          18,477
Fidelity VIP Contrafund Portfolio                      4,380,888       1,435,787
Fidelity VIP Overseas Portfolio                           11,064         115,645
Fidelity VIP Mid Cap Portfolio                         2,534,678         586,443
Fidelity VIP Value Strategies Portfolio                   71,483           5,213
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                                30,939          10,615
Fidelity VIP Freedom 2010 Portfolio                      184,162          16,137
Fidelity VIP Freedom 2020 Portfolio                      306,603         177,012
Fidelity VIP Freedom 2030 Portfolio                      117,974          13,712
Fidelity VIP Strategic Income Portfolio                    1,428              82
Franklin Rising Dividends Securities Fund                 19,302              43
Franklin Income Securities Fund                        3,916,262       1,766,821
Franklin Small-Mid Cap Growth Securities Fund            177,258          40,386
Franklin Small Cap Value Securities Fund               1,896,414         651,751
Franklin Strategic Income Securities Fund              6,472,816       1,140,770
Mutual Shares Securities Fund                          4,992,812         995,805
Templeton Developing Markets Securities Fund             342,915          18,278
Templeton Foreign Securities Fund                        776,505          67,572
Templeton Growth Securities Fund                       1,144,866         285,018
Mutual Global Discovery Securities Fund                3,055,104       1,120,920
Franklin Flex Cap Growth Securities Fund                 250,285           9,850
Templeton Global Bond Securities Fund                  6,139,007       1,114,181
Hartford Advisers HLS Fund                             1,936,605       4,473,031
Hartford Total Return Bond HLS Fund                   12,977,497       5,735,072
Hartford Capital Appreciation HLS Fund                 8,118,502       7,848,671
Hartford Dividend and Growth HLS Fund                  5,937,949       4,482,906
Hartford Fundamental Growth HLS Fund                      77,695           2,540
Hartford Global Advisers HLS Fund                              1          36,810
Hartford Global Equity HLS Fund                           99,998          40,607
Hartford Global Growth HLS Fund                           86,859         170,942
Hartford Disciplined Equity HLS Fund                   2,697,412         603,463
Hartford Growth HLS Fund                                 125,197           4,312
Hartford Growth Opportunities HLS Fund                 3,146,754       1,962,294
Hartford High Yield HLS Fund                             658,257          51,951
Hartford Index HLS Fund                                2,715,066       4,047,737
Hartford International Growth HLS Fund                    44,093           4,111

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford International Small Company HLS Fund           $531,222        $869,460
Hartford International Opportunities HLS Fund          1,603,499       2,062,949
Hartford MidCap Growth HLS Fund                          152,168          16,736
Hartford MidCap HLS Fund                                 709,873       4,761,138
Hartford MidCap Value HLS Fund                           530,351       1,157,924
Hartford Money Market HLS Fund                        43,153,109      47,788,753
Hartford Small Company HLS Fund                          818,423       2,215,443
Hartford SmallCap Growth HLS Fund                         34,268          10,492
Hartford Stock HLS Fund                                1,880,695       5,070,089
Hartford U.S. Government Securities HLS Fund           2,213,787       2,579,894
Hartford Value HLS Fund                                   43,334           4,027
Hartford Value Opportunities HLS Fund                  1,217,316         904,390
Hartford Equity Income HLS Fund                          185,325          15,859
Lord Abbett America's Value Portfolio                    643,365         307,784
Lord Abbett Bond-Debenture Portfolio                   4,935,868       1,703,964
Lord Abbett Growth and Income Portfolio                  402,126         279,652
MFS Growth Series                                         30,304           4,458
MFS Investors Trust Series                               340,445         117,166
MFS New Discovery Series                                 943,452         667,333
MFS Total Return Series                                1,713,855       2,044,702
MFS Value Series                                       4,648,963         124,998
MFS Research Bond Series                               1,733,528          60,139
Van Kampen -- UIF Core Plus Fixed Income
 Portfolio                                                30,110          13,277
Van Kampen -- UIF Emerging Markets Equity
 Portfolio                                                   447             285
Van Kampen -- UIF High Yield Portfolio                     1,729             442
Van Kampen -- UIF Mid Cap Growth Portfolio             1,490,914         254,874
Van Kampen -- UIF U.S. Mid Cap Value Portfolio           939,645         430,985
Morgan Stanley -- Focus Growth Portfolio                   2,418          26,786
Morgan Stanley -- Balanced Portfolio                       2,267              --
Morgan Stanley -- Flexible Income Portfolio                6,243           1,487
Morgan Stanley -- Dividend Growth Portfolio                5,012             889
Morgan Stanley -- Money Market Portfolio                 146,993          20,640
Morgan Stanley -- Equally-Weighted S&P 500
 Portfolio                                                 5,772           7,022
Oppenheimer Capital Appreciation Fund/VA                 288,527         450,523
Oppenheimer Global Securities Fund/VA                    363,234         279,201
Oppenheimer Main Street Fund/VA                          228,766          32,786
Oppenheimer Main Street Small Cap Fund/VA              1,450,786         590,203
Oppenheimer Value Fund/VA                                 24,427           4,978
Putnam VT Diversified Income Fund                      2,980,725         452,190
Putnam VT Global Asset Allocation Fund                    55,793          77,878
Putnam VT Global Equity Fund                             262,342         565,693
Putnam VT Growth and Income Fund                         720,223       1,736,370
Putnam VT Global Health Care Fund                         70,188         112,224
Putnam VT High Yield Fund                              3,246,539       3,385,739
Putnam VT Income Fund                                  1,586,596       1,440,893
Putnam VT International Growth and Income Fund            21,703         464,572
Putnam VT International Equity Fund                      502,106       2,727,393
Putnam VT International New Opportunities Fund             7,538         104,115

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Putnam VT Investors Fund                                  $6,035         $91,406
Putnam VT Money Market Fund                                  268           9,014
Putnam VT New Opportunities Fund                         401,097         790,195
Putnam VT Small Cap Value Fund                           503,863         326,112
Putnam VT The George Putnam Fund of Boston                11,871          54,958
Putnam VT Global Utilities Fund                           59,927         102,639
Putnam VT Vista Fund                                     303,239         451,959
Putnam VT Voyager Fund                                 1,190,834       2,411,029
Putnam VT Capital Opportunities Fund                     205,935         288,689
Putnam VT Equity Income Fund                           1,541,052       2,018,279
Van Kampen LIT Growth and Income Portfolio               473,151          64,216
Van Kampen LIT Comstock Portfolio                        967,842         710,409
                                                  --------------  --------------
                                                    $213,912,586    $173,687,758
                                                  ==============  ==============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                    UNITS        UNITS         NET INCREASE
SUB-ACCOUNT                        ISSUED      REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            21,708        3,324            18,384
AllianceBernstein VPS
 International Value Portfolio       334,087      221,814           112,273
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                 161,185      104,288            56,897
AllianceBernstein VPS Value
 Portfolio                               741          197               544
AllianceBernstein VPS
 International Growth
 Portfolio                            80,045       31,466            48,579
AIM V.I. Capital Appreciation
 Fund                                 65,733       47,277            18,456
AIM V.I. Core Equity Fund             21,193      104,706           (83,513)
AIM V.I. International Growth
 Fund                                361,393       41,113           320,280
AIM V.I. Mid Cap Core Equity
 Fund                                 74,285       74,930              (645)
AIM V.I. Small Cap Equity Fund        50,076       24,953            25,123
AIM V.I. Capital Development
 Fund                                 39,102       40,615            (1,513)
AIM V.I. PowerShares ETF
 Allocation Fund                      30,829        4,764            26,065
AIM V.I. Global Real Estate
 Fund                                  1,063           22             1,041
AllianceBernstein VPS Real
 Estate Investment Portfolio              46            1                45
American Funds Global Bond Fund       69,711       10,743            58,968
American Funds Capital World
 Growth & Income Fund                186,136       30,438           155,698
American Funds Asset Allocation
 Fund                                384,688      534,318          (149,630)
American Funds Blue Chip Income
 and Growth Fund                     302,843      236,560            66,283
American Funds Bond Fund             971,020      580,279           390,741
American Funds Global Growth
 Fund                              2,455,746    4,472,773        (2,017,027)
American Funds Growth Fund        15,363,713   15,904,470          (540,757)
American Funds Growth-Income
 Fund                              9,656,518   11,768,907        (2,112,389)
American Funds International
 Fund                                471,727      432,446            39,281
American Funds New World Fund        183,117      122,786            60,331
American Funds Global Small
 Capitalization Fund               1,849,263    1,828,789            20,474
Fidelity VIP Asset Manager
 Portfolio                                --      131,977          (131,977)
Fidelity VIP Equity-Income
 Portfolio                         1,013,327    1,669,901          (656,574)
Fidelity VIP Growth Portfolio          7,484        3,301             4,183
Fidelity VIP Contrafund
 Portfolio                           566,650      245,483           321,167

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    UNITS        UNITS         NET INCREASE
SUB-ACCOUNT                        ISSUED      REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio           --       75,987           (75,987)
Fidelity VIP Mid Cap Portfolio       332,199      133,875           198,324
Fidelity VIP Value Strategies
 Portfolio                            11,151        1,066            10,085
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                4,928        1,607             3,321
Fidelity VIP Freedom 2010
 Portfolio                            23,571        2,460            21,111
Fidelity VIP Freedom 2020
 Portfolio                            47,342       28,807            18,535
Fidelity VIP Freedom 2030
 Portfolio                            17,012        3,074            13,938
Fidelity VIP Strategic Income
 Portfolio                               125            8               117
Franklin Rising Dividends
 Securities Fund                       1,727            6             1,721
Franklin Income Securities Fund      494,063      350,164           143,899
Franklin Small-Mid Cap Growth
 Securities Fund                      26,019        6,896            19,123
Franklin Small Cap Value
 Securities Fund                     162,170       97,183            64,987
Franklin Strategic Income
 Securities Fund                     677,536      181,594           495,942
Mutual Shares Securities Fund        556,570      231,227           325,343
Templeton Developing Markets
 Securities Fund                      51,463        5,725            45,738
Templeton Foreign Securities
 Fund                                 92,197        8,662            83,535
Templeton Growth Securities
 Fund                                184,316       67,313           117,003
Mutual Global Discovery
 Securities Fund                     339,032      174,858           164,174
Franklin Flex Cap Growth
 Securities Fund                      29,303        1,482            27,821
Templeton Global Bond
 Securities Fund                     458,725      131,696           327,029
Hartford Advisers HLS Fund         1,340,662    2,667,826        (1,327,164)
Hartford Total Return Bond HLS
 Fund                              7,109,605    5,018,498         2,091,107
Hartford Capital Appreciation
 HLS Fund                          3,289,225    3,323,253           (34,028)
Hartford Dividend and Growth
 HLS Fund                          3,109,196    2,909,831           199,365
Hartford Fundamental Growth HLS
 Fund                                  9,791          332             9,459
Hartford Global Advisers HLS
 Fund                                      1       27,266           (27,265)
Hartford Global Equity HLS Fund       11,914        5,294             6,620
Hartford Global Growth HLS Fund      113,118      197,107           (83,989)
Hartford Disciplined Equity HLS
 Fund                              3,037,913    1,286,211         1,751,702
Hartford Growth HLS Fund              18,952        3,302            15,650
Hartford Growth Opportunities
 HLS Fund                            285,451      204,699            80,752
Hartford High Yield HLS Fund          59,768        7,553            52,215
Hartford Index HLS Fund            1,543,547    2,317,557          (774,010)
Hartford International Growth
 HLS Fund                              9,077          927             8,150
Hartford International Small
 Company HLS Fund                     40,296       66,250           (25,954)
Hartford International
 Opportunities HLS Fund            1,033,592    1,367,405          (333,813)
Hartford MidCap Growth HLS Fund       22,755        4,291            18,464
Hartford MidCap HLS Fund             709,334    2,120,848        (1,411,514)
Hartford MidCap Value HLS Fund        51,032      110,119           (59,087)
Hartford Money Market HLS Fund    53,736,553   56,340,935        (2,604,382)
Hartford Small Company HLS Fund    1,053,140    1,932,553          (879,413)
Hartford SmallCap Growth HLS
 Fund                                  4,877        1,554             3,323
Hartford Stock HLS Fund            1,511,422    2,883,021        (1,371,599)
Hartford U.S. Government
 Securities HLS Fund                 260,822      295,607           (34,785)
Hartford Value HLS Fund                5,518          689             4,829
Hartford Value Opportunities
 HLS Fund                            110,218       87,849            22,369
Hartford Equity Income HLS Fund       26,246        2,821            23,425
Lord Abbett America's Value
 Portfolio                            75,004       41,421            33,583

-------------------------------------------------------------------------------

                                    UNITS        UNITS         NET INCREASE
SUB-ACCOUNT                        ISSUED      REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Lord Abbett Bond-Debenture
 Portfolio                           533,851      213,447           320,404
Lord Abbett Growth and Income
 Portfolio                            60,654       44,996            15,658
MFS Growth Series                      4,381          615             3,766
MFS Investors Trust Series            40,731       13,114            27,617
MFS New Discovery Series              80,091       58,890            21,201
MFS Total Return Series              178,814      226,558           (47,744)
MFS Value Series                     661,185       75,731           585,454
MFS Research Bond Series             155,617        5,732           149,885
Van Kampen -- UIF Core Plus
 Fixed Income Portfolio                1,038        1,264              (226)
Van Kampen -- UIF Emerging
 Markets Equity Portfolio                 17           13                 4
Van Kampen -- UIF High Yield
 Portfolio                                70           32                38
Van Kampen -- UIF Mid Cap
 Growth Portfolio                    224,703       51,121           173,582
Van Kampen -- UIF U.S. Mid Cap
 Value Portfolio                     169,647       82,081            87,566
Morgan Stanley -- Focus Growth
 Portfolio                               241        3,194            (2,953)
Morgan Stanley -- Balanced
 Portfolio                               223           52               171
Morgan Stanley -- Flexible
 Income Portfolio                        385          119               266
Morgan Stanley -- Dividend
 Growth Portfolio                        594          172               422
Morgan Stanley -- Money Market
 Portfolio                            12,861        2,004            10,857
Morgan Stanley --
 Equally-Weighted S&P 500
 Portfolio                               523          558               (35)
Oppenheimer Capital
 Appreciation Fund/VA                 52,588       75,597           (23,009)
Oppenheimer Global Securities
 Fund/VA                              45,547       42,329             3,218
Oppenheimer Main Street Fund/VA       28,638        7,030            21,608
Oppenheimer Main Street Small
 Cap Fund/VA                         229,489       99,933           129,556
Oppenheimer Value Fund/VA              3,888        1,047             2,841
Putnam VT Diversified Income
 Fund                                347,231       88,322           258,909
Putnam VT Global Asset
 Allocation Fund                       3,010        4,053            (1,043)
Putnam VT Global Equity Fund          19,118       41,337           (22,219)
Putnam VT Growth and Income
 Fund                                 42,838      102,609           (59,771)
Putnam VT Global Health Care
 Fund                                     --        8,643            (8,643)
Putnam VT High Yield Fund            133,039      166,489           (33,450)
Putnam VT Income Fund                 81,832       99,517           (17,685)
Putnam VT International Growth
 and Income Fund                       3,659       37,285           (33,626)
Putnam VT International Equity
 Fund                                 80,719      256,766          (176,047)
Putnam VT International New
 Opportunities Fund                       --        7,717            (7,717)
Putnam VT Investors Fund                  19       12,524           (12,505)
Putnam VT Money Market Fund               --        5,006            (5,006)
Putnam VT New Opportunities
 Fund                                 33,040       57,551           (24,511)
Putnam VT Small Cap Value Fund        86,368       59,445            26,923
Putnam VT The George Putnam
 Fund of Boston                           --        5,436            (5,436)
Putnam VT Global Utilities Fund           --        3,947            (3,947)
Putnam VT Vista Fund                  39,990       81,455           (41,465)
Putnam VT Voyager Fund                68,951      120,704           (51,753)
Putnam VT Capital Opportunities
 Fund                                 20,331       27,627            (7,296)
Putnam VT Equity Income Fund         144,624      184,117           (39,493)
Van Kampen LIT Growth and
 Income Portfolio                     72,131       17,079            55,052
Van Kampen LIT Comstock
 Portfolio                           139,390      126,353            13,037

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           13,490           853            12,637
AllianceBernstein VPS
 International Value
 Portfolio                          336,997        89,270           247,727
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                          107,826        32,634            75,192
AllianceBernstein VPS Value
 Portfolio                              290            42               248
AllianceBernstein VPS
 International Growth
 Portfolio                           99,068        56,723            42,345
AIM V.I. Capital Appreciation
 Fund                                46,059        32,001            14,058
AIM V.I. Core Equity Fund           200,607        50,219           150,388
AIM V. I. International
 Growth Fund                         95,987         6,487            89,500
AIM V.I. Mid Cap Core Equity
 Fund                                71,664        61,901             9,763
AIM V.I. Small Cap Equity
 Fund                                43,522        13,483            30,039
AIM V.I. Capital Development
 Fund                                33,072        21,238            11,834
American Funds Global Bond
 Fund                                29,795         2,135            27,660
American Funds Capital World
 Growth & Income Fund                83,230         4,074            79,156
American Funds Asset
 Allocation Fund                    689,071       441,924           247,147
American Funds Blue Chip
 Income and Growth Fund             384,329       280,156           104,173
American Funds Bond Fund            992,077       642,631           349,446
American Funds Global Growth
 Fund                             4,281,934     3,055,751         1,226,183
American Funds Growth Fund       17,520,610    10,748,318         6,772,292
American Funds Growth-Income
 Fund                            11,190,018     8,667,994         2,522,024
American Funds International
 Fund                               436,939       366,857            70,082
American Funds New World Fund       163,178       159,347             3,831
American Funds Global Small
 Capitalization Fund              1,637,065     1,824,842          (187,777)
Fidelity VIP Asset Manager
 Portfolio                               --        94,433           (94,433)
Fidelity VIP Equity-Income
 Portfolio                          906,738     1,348,063          (441,325)
Fidelity VIP Growth Portfolio         3,333           238             3,095
Fidelity VIP Contrafund
 Portfolio                          407,989       144,790           263,199
Fidelity VIP Overseas
 Portfolio                               --        62,077           (62,077)
Fidelity VIP Mid Cap
 Portfolio                          265,803        97,511           168,292
Fidelity VIP Value Strategies
 Portfolio                              346            83               263
Fidelity VIP Dynamic Capital
 Appreciation Portfolio               4,123           277             3,846
Fidelity VIP Freedom 2010
 Portfolio                            2,225            --             2,225
Fidelity VIP Freedom 2020
 Portfolio                           11,854           247            11,607
Fidelity VIP Freedom 2030
 Portfolio                            6,102           912             5,190
Franklin Income Securities
 Fund                               517,386       145,857           371,529
Franklin Small-Mid Cap Growth
 Securities Fund                      6,160           566             5,594
Franklin Small Cap Value
 Securities Fund                    130,093       103,774            26,319
Franklin Strategic Income
 Securities Fund                    255,489        25,547           229,942
Mutual Shares Securities Fund       354,512       196,357           158,155
Templeton Developing Markets
 Securities Fund                     11,783           871            10,912
Templeton Foreign Securities
 Fund                                 4,970           200             4,770
Templeton Growth Securities
 Fund                               120,815        35,605            85,210
Mutual Discovery Securities
 Fund                               309,488       135,509           173,979
Franklin Flex Cap Growth
 Securities Fund                        868            16               852
Templeton Global Income
 Securities Fund                    329,383        66,434           262,949
Hartford Advisers HLS Fund        1,966,567     2,447,338          (480,771)
Hartford LargeCap Growth HLS
 Fund                                 1,880           211             1,669

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Hartford Total Return Bond
 HLS Fund                         6,142,379     5,039,896         1,102,483
Hartford Capital Appreciation
 HLS Fund                         2,820,957     3,045,363          (224,406)
Hartford Dividend and Growth
 HLS Fund                         2,640,708     2,331,634           309,074
Hartford Fundamental Growth
 HLS Fund                                69            29                40
Hartford Global Advisers HLS
 Fund                                    --        16,807           (16,807)
Hartford Global Equity HLS
 Fund                                11,967       108,963           (96,996)
Hartford Global Growth HLS
 Fund                                66,008        44,522            21,486
Hartford Disciplined Equity
 HLS Fund                         1,588,556     1,259,002           329,554
Hartford Growth HLS Fund              5,222           471             4,751
Hartford Growth Opportunities
 HLS Fund                           339,960       169,166           170,794
Hartford High Yield HLS Fund         14,961           848            14,113
Hartford Index HLS Fund           1,681,149     2,577,650          (896,501)
Hartford International Growth
 HLS Fund                               274            21               253
Hartford International Small
 Company HLS Fund                    53,008       117,018           (64,010)
Hartford International
 Opportunities HLS Fund           1,413,145     1,418,509            (5,364)
Hartford MidCap Growth HLS
 Fund                                 7,543           707             6,836
Hartford MidCap HLS Fund            998,873     2,186,549        (1,187,676)
Hartford MidCap Value HLS
 Fund                                89,287        77,877            11,410
Hartford Money Market HLS
 Fund                            58,789,943    49,149,404         9,640,539
Hartford Small Company HLS
 Fund                             1,659,486     1,573,858            85,628
Hartford SmallCap Growth HLS
 Fund                                   943           107               836
Hartford Stock HLS Fund           1,864,854     2,376,969          (512,115)
Hartford U.S. Government
 Securities HLS Fund              1,135,596     3,315,577        (2,179,981)
Hartford Value HLS Fund                 325            51               274
Hartford Value Opportunities
 HLS Fund                            94,756       212,486          (117,730)
Hartford Equity Income HLS
 Fund                                 1,092            91             1,001
Lord Abbett America's Value
 Portfolio                           39,377        28,515            10,862
Lord Abbett Bond-Debenture
 Portfolio                          185,442        10,853           174,589
Lord Abbett Growth and Income
 Portfolio                           57,031        28,413            28,618
MFS Growth Series                       535           141               394
MFS Investors Trust Series            8,712         2,061             6,651
MFS New Discovery Series             31,594        29,367             2,227
MFS Total Return Series             164,124       252,144           (88,020)
MFS Value Series                    206,383         8,556           197,827
MFS Research Bond Series                547            31               516
Van Kampen -- UIF Core Plus
 Fixed Income Portfolio                 880           836                44
Van Kampen -- UIF Emerging
 Markets Equity Portfolio                29            12                17
Van Kampen -- UIF High Yield
 Portfolio                               80            29                51
Van Kampen -- UIF Mid Cap
 Growth Portfolio                    35,403         2,046            33,357
Van Kampen -- UIF U.S. Mid
 Cap Value Portfolio                134,246        56,320            77,926
Morgan Stanley -- Focus
 Growth Portfolio                       195           216               (21)
Morgan Stanley -- Balanced
 Portfolio                              215            59               156
Morgan Stanley -- Flexible
 Income Portfolio                       345           102               243
Morgan Stanley -- Dividend
 Growth Portfolio                       469           164               305
Morgan Stanley -- Money
 Market Portfolio                       869         4,283            (3,414)
Morgan Stanley --
 Equally-Weighted S&P 500
 Portfolio                              286           146               140
Oppenheimer Capital
 Appreciation Fund/VA                73,265        41,535            31,730
Oppenheimer Global Securities
 Fund/VA                             60,775        32,895            27,880

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Oppenheimer Main Street
 Fund/VA                             22,002         3,961            18,041
Oppenheimer Main Street Small
 Cap Fund/VA                         67,460         3,071            64,389
Oppenheimer Value Fund/VA             2,070            44             2,026
Putnam VT Diversified Income
 Fund                               129,685        12,420           117,265
Putnam VT Global Asset
 Allocation Fund                      2,011         3,481            (1,470)
Putnam VT Global Equity Fund         15,824        38,648           (22,824)
Putnam VT Growth and Income
 Fund                                48,481        93,987           (45,506)
Putnam VT Health Sciences
 Fund                                    --        15,629           (15,629)
Putnam VT High Yield Fund            78,453       113,428           (34,975)
Putnam VT Income Fund               101,322       142,503           (41,181)
Putnam VT International
 Growth and Income Fund               3,090        16,008           (12,918)
Putnam VT International
 Equity Fund                        128,087       212,469           (84,382)
Putnam VT International New
 Opportunities Fund                      --         5,844            (5,844)
Putnam VT Investors Fund                 --        13,458           (13,458)
Putnam VT Money Market Fund              --         5,166            (5,166)
Putnam VT New Opportunities
 Fund                                47,027        78,449           (31,422)
Putnam VT New Value Fund                 --        13,404           (13,404)
Putnam VT OTC & Emerging
 Growth Fund                             --        12,656           (12,656)
Putnam VT Small Cap Value
 Fund                                56,936        31,747            25,189
Putnam VT The George Putnam
 Fund of Boston                          --         8,971            (8,971)
Putnam VT Utilities Growth
 and Income Fund                         --         4,247            (4,247)
Putnam VT Vista Fund                      1         8,929            (8,928)
Putnam VT Voyager Fund               54,900        87,119           (32,219)
Putnam VT Capital
 Opportunities Fund                  22,081        19,405             2,676
Putnam VT Equity Income Fund         22,276        23,156              (880)
Van Kampen LIT Growth and
 Income Portfolio                    28,986         2,194            26,792
Van Kampen LIT Comstock
 Portfolio                          155,911       116,555            39,356

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2009  Lowest contract charges                   31,021       $9.257151          $287,165
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   12,637        7.481734            94,544
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2009  Lowest contract charges                  757,738        8.161134         6,184,003
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  645,465        6.074134         3,920,642
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  397,738       13.001625         5,171,241
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  107,193       12.314196         1,319,992
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2009  Lowest contract charges                  273,631       10.684549         2,923,626
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  216,734        7.489616         1,623,257
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  141,542       11.656335         1,649,856
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  216,593       11.480951         2,486,688
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    2,150       10.053255            21,612
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                          INVESTMENT
                                           EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2009  Lowest contract charges                --               0.79%             24.45%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               3.93%            (25.18)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2009  Lowest contract charges                --               1.20%             34.36%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               0.86%            (53.28)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               0.70%              5.58%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               0.04%             23.14%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2009  Lowest contract charges                --               0.75%             42.66%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               0.42%            (35.75)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               0.92%              1.53%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               0.05%             14.20%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --                 --               0.53%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2009  Lowest contract charges                      792       $7.844980            $6,210
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                      248        6.481456             1,607
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2009  Lowest contract charges                  172,442        8.339156         1,438,025
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  123,863        5.989175           741,838
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   81,518       11.735231           956,630
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. CAPITAL APPRECIATION FUND
 2009  Lowest contract charges                  245,513        8.783347         2,156,428
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  227,057        7.254268         1,647,132
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  212,999       12.614437         2,686,865
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  200,803       11.261514         2,261,344
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    2,699       10.594074            28,588
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. CORE EQUITY FUND
 2009  Lowest contract charges                   80,060       14.058334         1,125,506
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  163,573       10.957579         1,792,368
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   13,185       15.685297           206,809
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   12,909       14.507758           187,285
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                          INVESTMENT
                                           EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2009  Lowest contract charges                --               2.49%             21.04%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --                 --             (35.19)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2009  Lowest contract charges                --               4.55%             39.24%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --                 --             (48.96)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               1.60%             17.35%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
AIM V.I. CAPITAL APPRECIATION FUND
 2009  Lowest contract charges                --               0.68%             21.08%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --                 --             (42.49)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --                 --              12.01%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               0.11%              6.30%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --               0.41%              5.94%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
AIM V.I. CORE EQUITY FUND
 2009  Lowest contract charges                --               1.16%             28.30%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --              12.90%            (30.14)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               1.12%              8.12%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               1.62%             15.24%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V. I. INTERNATIONAL GROWTH FUND
 2009  Lowest contract charges                  409,780       $8.784056        $3,599,534
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   89,500        6.495072           581,307
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. MID CAP CORE EQUITY FUND
 2009  Lowest contract charges                  227,728       15.827870         3,604,451
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  228,373       12.155426         2,775,974
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  218,610       17.005072         3,717,479
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  215,235       15.522798         3,341,054
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  226,372       13.954120         3,158,816
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. SMALL CAP EQUITY FUND
 2009  Lowest contract charges                   89,879       10.738505           965,161
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   64,756        8.853684           573,329
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   34,717       12.889339           447,477
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   15,182       12.253694           186,032
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    1,546       10.434113            16,135
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                          INVESTMENT
                                           EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
AIM V. I. INTERNATIONAL GROWTH FUND
 2009  Lowest contract charges                --               2.46%             35.24%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               2.47%            (35.05)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
AIM V.I. MID CAP CORE EQUITY FUND
 2009  Lowest contract charges                --               1.42%             30.21%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               1.62%            (28.52)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               0.23%              9.55%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               0.95%             11.24%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --               0.64%              7.62%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
AIM V.I. SMALL CAP EQUITY FUND
 2009  Lowest contract charges                --               0.23%             21.29%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --                 --             (31.31)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               0.06%              5.19%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --                 --              17.44%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --                 --               4.34%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND
 2009  Lowest contract charges                  158,956      $10.040517        $1,595,998
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  160,469        7.052376         1,131,691
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  148,635       13.312750         1,978,746
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   19,393       12.010285           232,913
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. POWERSHARES ETF ALLOCATION
 FUND
 2009  Lowest contract charges                   26,065       14.309207           372,962
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. GLOBAL REAL ESTATE FUND
 2009  Lowest contract charges                    1,041       12.019804            12,510
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
ALLIANCEBERNSTEIN VPS REAL ESTATE
 INVESTMENT PORTFOLIO
 2009  Lowest contract charges                       45       13.467967               604
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS GLOBAL BOND FUND
 2009  Lowest contract charges                   86,628       10.917046           945,719
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   27,660        9.952373           275,278
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS CAPITAL WORLD GROWTH &
 INCOME FUND
 2009  Lowest contract charges                  234,854        8.577912         2,014,558
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   79,156        6.139312           485,963
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND
 2009  Lowest contract charges                  --                 --               42.37%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (47.03)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               10.85%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               16.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AIM V.I. POWERSHARES ETF ALLOCATION
 FUND
 2009  Lowest contract charges                  --               2.61%              43.09%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AIM V.I. GLOBAL REAL ESTATE FUND
 2009  Lowest contract charges                  --                 --               20.20%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS REAL ESTATE
 INVESTMENT PORTFOLIO
 2009  Lowest contract charges                  --                 --               34.68%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL BOND FUND
 2009  Lowest contract charges                  --               1.83%               9.69%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --              15.28%              (0.48)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS CAPITAL WORLD GROWTH &
 INCOME FUND
 2009  Lowest contract charges                  --               3.08%              39.72%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --              10.73%             (38.61)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 2009  Lowest contract charges                2,011,260      $13.963461       $28,084,144
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                2,160,890       11.262300        24,336,595
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                1,913,743       15.977239        30,576,323
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                1,551,138       14.994647        23,258,760
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,275,272       13.077484        16,677,347
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2009  Lowest contract charges                1,050,526       13.286460        13,957,778
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  984,243       10.382553        10,218,954
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  880,070       16.351739        14,390,677
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  767,714       16.027025        12,304,164
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  632,933       13.649702         8,639,342
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 2009  Lowest contract charges                  --               2.37%              23.98%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.70%             (29.51)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.34%               6.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.45%              14.66%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.54%               9.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2009  Lowest contract charges                  --               2.20%              27.97%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.15%             (36.51)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.59%               2.03%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.13%              17.42%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.01%               7.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 2009  Lowest contract charges                2,265,663      $12.507300       $28,337,321
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                1,874,922       11.107228        20,825,185
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                1,525,476       12.252603        18,691,050
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  972,034       11.857928        11,526,309
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  685,531       11.083750         7,598,259
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2009  Lowest contract charges               12,990,891        1.506019        19,564,529
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges               15,007,918        1.058316        15,883,119
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               13,781,735        1.717724        23,673,217
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               12,565,002        1.495637        18,792,683
    Highest contract charges                         --       17.724480                 9
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               11,133,082        1.241944        13,826,665
    Highest contract charges                          6       14.718054                84
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS BOND FUND
 2009  Lowest contract charges                  --               3.34%              12.61%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               5.95%              (9.35)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               8.28%               3.33%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.86%               6.99%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.39%               1.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2009  Lowest contract charges                  --               1.39%              42.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.97%             (38.39)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.75%              14.85%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.87%              20.43%
    Highest contract charges                    --               0.98%              20.43%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.65%              14.08%
    Highest contract charges                    --               0.71%              14.08%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2009  Lowest contract charges               67,362,929       $1.035048       $69,723,866
    Highest contract charges                      7,669       13.013625            99,804
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges               67,904,392        0.742443        50,415,141
    Highest contract charges                      6,963        9.334667            64,995
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               61,132,996        1.325073        81,005,683
    Highest contract charges                      6,067       16.660105           101,077
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               56,102,417        1.179431        66,168,930
    Highest contract charges                     14,097       14.828943           209,041
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               53,419,520        1.070088        57,163,587
    Highest contract charges                      7,181       13.454264            96,609
    Remaining contract charges                       --              --                --
AMERICAN FUNDS GROWTH-INCOME FUND
 2009  Lowest contract charges               48,581,004        1.250601        60,755,453
    Highest contract charges                      4,454       12.175221            54,230
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges               50,693,382        0.952901        48,305,775
    Highest contract charges                      4,465        9.276999            41,418
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               48,171,953        1.533170        73,855,794
    Highest contract charges                      3,870       14.926191            57,764
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               44,422,779        1.459565        64,837,933
    Highest contract charges                     11,219       14.209615           159,415
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               42,523,725        1.266953        53,875,562
    Highest contract charges                      4,773       12.334477            58,877
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2009  Lowest contract charges                  --               0.67%              39.41%
    Highest contract charges                    --               0.68%              39.41%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.87%             (43.97)%
    Highest contract charges                    --               0.89%             (43.97)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.81%              12.35%
    Highest contract charges                    --               0.53%              12.35%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.83%              10.22%
    Highest contract charges                    --               0.98%              10.22%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.74%              16.19%
    Highest contract charges                    --               0.75%              16.19%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GROWTH-INCOME FUND
 2009  Lowest contract charges                  --               1.62%              31.24%
    Highest contract charges                    --               1.52%              31.24%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.81%             (37.85)%
    Highest contract charges                    --               1.84%             (37.85)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.58%               5.04%
    Highest contract charges                    --               0.87%               5.04%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.62%              15.20%
    Highest contract charges                    --               2.09%              15.20%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.38%               5.83%
    Highest contract charges                    --               1.39%               5.83%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 2009  Lowest contract charges                   2,652       $18.881474           $50,065
    Highest contract charges                 1,631,555        21.523685        35,117,073
    Remaining contract charges                      --               --                --
 2008  Lowest contract charges                   2,496        13.197152            32,934
    Highest contract charges                 1,592,430        15.043908        23,956,373
    Remaining contract charges                      --               --                --
 2007  Lowest contract charges                   2,219        22.802217            50,595
    Highest contract charges                 1,522,625        25.993056        39,577,672
    Remaining contract charges                      --               --                --
 2006  Lowest contract charges                   7,433        18.998340           141,217
    Highest contract charges                 1,293,111        21.656876        28,004,737
    Remaining contract charges                      --               --                --
 2005  Lowest contract charges                   3,617        15.967935            57,760
    Highest contract charges                 1,052,800        18.202405        19,163,499
    Remaining contract charges                      --               --                --
AMERICAN FUNDS NEW WORLD FUND
 2009  Lowest contract charges                 514,664        26.941235        13,865,690
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2008  Lowest contract charges                 454,333        18.002579         8,179,160
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2007  Lowest contract charges                 450,502        31.240624        14,073,969
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2006  Lowest contract charges                 388,756        23.629455         9,186,092
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2005  Lowest contract charges                 329,944        17.820884         5,879,892
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --

                                                          INVESTMENT
                                           EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 2009  Lowest contract charges                --               1.67%             43.07%
    Highest contract charges                  --               1.58%             43.07%
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               2.20%            (42.12)%
    Highest contract charges                  --               2.00%            (42.12)%
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               0.78%             20.02%
    Highest contract charges                  --               1.59%             20.02%
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               2.04%             18.98%
    Highest contract charges                  --               1.76%             18.98%
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --               1.62%             21.50%
    Highest contract charges                  --               1.66%             21.50%
    Remaining contract charges                --                 --                 --
AMERICAN FUNDS NEW WORLD FUND
 2009  Lowest contract charges                --               1.64%             49.65%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               1.60%            (42.37)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               3.30%             32.21%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               1.44%             32.59%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --               1.26%             20.74%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2009  Lowest contract charges               7,332,818        $1.850714       $13,570,949
    Highest contract charges                        --        19.978119                --
    Remaining contract charges                      --               --                --
 2008  Lowest contract charges               7,312,155         1.147402         8,389,980
    Highest contract charges                       189        12.386047             2,335
    Remaining contract charges                      --               --                --
 2007  Lowest contract charges               7,499,917         2.468617        18,514,422
    Highest contract charges                       204        26.648331             5,432
    Remaining contract charges                      --               --                --
 2006  Lowest contract charges               7,268,622         2.032992        14,777,050
    Highest contract charges                        --        21.945843                 6
    Remaining contract charges                      --               --                --
 2005  Lowest contract charges               7,793,881         1.638805        12,772,651
    Highest contract charges                         3        17.690683                50
    Remaining contract charges                      --               --                --
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2009  Lowest contract charges                 590,199         2.416579         1,426,263
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2008  Lowest contract charges                 722,176         1.871681         1,351,682
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2007  Lowest contract charges                 816,609         2.625733         2,144,197
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2006  Lowest contract charges               1,146,739         2.273295         2,606,876
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2005  Lowest contract charges               1,494,842         2.118302         3,166,526
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --

                                                          INVESTMENT
                                           EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2009  Lowest contract charges                --               0.29%             61.30%
    Highest contract charges                  --                 --              61.30%
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --                 --             (53.52)%
    Highest contract charges                  --                 --             (53.52)%
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               2.92%             21.43%
    Highest contract charges                  --               3.16%             21.43%
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               0.45%             24.05%
    Highest contract charges                  --               0.54%             24.05%
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --               0.90%             25.35%
    Highest contract charges                  --               1.03%             25.35%
    Remaining contract charges                --                 --                 --
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2009  Lowest contract charges                --               2.30%             29.11%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               2.52%            (28.72)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               5.97%             15.50%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               2.79%              7.32%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --               2.77%              4.04%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 2009  Lowest contract charges                 114,065        $9.371563        $1,068,967
    Highest contract charges                 5,328,940         2.499987        13,322,281
    Remaining contract charges                      --               --                --
 2008  Lowest contract charges                  70,166         7.215315           506,267
    Highest contract charges                 6,029,413         1.919982        11,576,365
    Remaining contract charges                      --               --                --
 2007  Lowest contract charges                  52,432        12.616655           661,517
    Highest contract charges                 6,488,472         3.348026        21,723,574
    Remaining contract charges                      --               --                --
 2006  Lowest contract charges                  26,165        12.458100           325,969
    Highest contract charges                 7,043,554         3.297550        23,226,472
    Remaining contract charges                      --               --                --
 2005  Lowest contract charges                   5,125        10.387944            53,236
    Highest contract charges                 7,376,427         2.743539        20,237,514
    Remaining contract charges                      --               --                --
FIDELITY VIP GROWTH PORTFOLIO
 2009  Lowest contract charges                   7,278         7.579744            55,168
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2008  Lowest contract charges                   3,095         5.923299            18,329
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2009  Lowest contract charges               1,203,398        10.847941        13,054,387
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2008  Lowest contract charges                 882,231         8.007735         7,064,671
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2007  Lowest contract charges                 619,032        13.972661         8,649,521
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2006  Lowest contract charges                 316,428        11.911647         3,769,185
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2005  Lowest contract charges                  60,505        10.689654           646,782
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --

                                                          INVESTMENT
                                           EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 2009  Lowest contract charges                --               2.25%             29.88%
    Highest contract charges                  --               2.22%             30.21%
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               2.66%            (42.81)%
    Highest contract charges                  --               2.55%            (42.65)%
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               2.07%              1.27%
    Highest contract charges                  --               1.74%              1.53%
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               3.17%             19.93%
    Highest contract charges                  --               3.33%             20.19%
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --                 --               3.88%
    Highest contract charges                  --               1.56%              5.87%
    Remaining contract charges                --                 --                 --
FIDELITY VIP GROWTH PORTFOLIO
 2009  Lowest contract charges                --               0.26%             27.97%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               2.85%            (40.77)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2009  Lowest contract charges                --               1.31%             35.47%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               0.94%            (42.69)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               1.10%             17.30%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               1.13%             11.43%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --                 --               6.90%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO
 2009  Lowest contract charges                 231,673        $2.118000          $490,684
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2008  Lowest contract charges                 307,660         1.673907           514,995
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2007  Lowest contract charges                 369,737         2.978729         1,101,347
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2006  Lowest contract charges                 463,703         2.539150         1,177,413
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2005  Lowest contract charges                 525,821         2.150376         1,130,712
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
FIDELITY VIP MID CAP PORTFOLIO
 2009  Lowest contract charges                 747,492        11.633336         8,695,828
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2008  Lowest contract charges                 549,168         8.324310         4,571,445
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2007  Lowest contract charges                 380,876        13.783318         5,249,730
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2006  Lowest contract charges                 183,803        11.950350         2,196,507
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2005  Lowest contract charges                  62,615        10.631702           665,699
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2009  Lowest contract charges                  10,348         8.496440            87,922
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2008  Lowest contract charges                     263         5.406483             1,419
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2009  Lowest contract charges                   7,167         8.787986            62,987
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --
 2008  Lowest contract charges                   3,846         6.471799            24,888
    Highest contract charges                        --               --                --
    Remaining contract charges                      --               --                --

                                                          INVESTMENT
                                           EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO
 2009  Lowest contract charges                --               2.10%             26.53%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               2.43%            (43.81)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               3.29%             17.31%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               0.88%             18.08%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --               0.75%             19.05%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
FIDELITY VIP MID CAP PORTFOLIO
 2009  Lowest contract charges                --               0.50%             39.75%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               0.26%            (39.61)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               0.56%             15.34%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               0.07%             12.40%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --                 --               6.32%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2009  Lowest contract charges                --               0.69%             57.15%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --              15.62%            (45.94)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2009  Lowest contract charges                --               0.02%             35.79%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               4.56%            (35.28)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                      UNIT         CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2009  Lowest contract charges            23,336     $9.681661        $225,930
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges             2,225      7.810650          17,377
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2009  Lowest contract charges            30,142      9.216289         277,797
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges            11,607      7.169550          83,211
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2009  Lowest contract charges            19,128      8.798777         168,304
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges             5,190      6.707483          34,809
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2009  Lowest contract charges               117     11.064938           1,299
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2009  Lowest contract charges             1,721     11.169012          19,226
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
FRANKLIN INCOME SECURITIES FUND
 2009  Lowest contract charges         1,088,558     11.324722      12,327,615
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges           944,659      8.351913       7,889,708
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges           573,130     11.872911       6,804,717
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges           197,493     11.443038       2,259,923
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --

                                                      INVESTMENT
                                       EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                            RATIO*          RATIO**          RETURN***
----------------------------------  -------------------------------------------------
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2009  Lowest contract charges            --              5.25%            23.96%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --             53.86%           (21.89)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2009  Lowest contract charges            --              3.43%            28.55%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --             35.36%           (28.31)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2009  Lowest contract charges            --              2.97%            31.18%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --             12.00%           (32.93)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2009  Lowest contract charges            --              7.13%            10.65%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2009  Lowest contract charges            --                --             11.69%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
FRANKLIN INCOME SECURITIES FUND
 2009  Lowest contract charges            --              7.92%            35.59%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              5.22%           (29.66)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              3.17%             3.76%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              0.48%            14.43%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --

-------------------------------------------------------------------------------

                                                      UNIT         CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2009  Lowest contract charges             2,108    $11.588939         $24,432
    Highest contract charges              26,410      9.377872         247,667
    Remaining contract charges                --            --              --
 2008  Lowest contract charges             4,026      8.071731          32,492
    Highest contract charges               5,369      6.531711          35,070
    Remaining contract charges                --            --              --
 2007  Lowest contract charges             3,801     14.036486          53,353
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges             6,533     12.618034          82,435
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges             2,567     11.608814          29,798
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2009  Lowest contract charges           476,577     16.184436       7,713,126
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges           411,590     12.530774       5,157,547
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges           385,271     18.707094       7,207,292
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges           380,323     19.163059       7,288,158
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges           427,649     16.381351       7,005,476
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --

                                                      INVESTMENT
                                       EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                            RATIO*          RATIO**          RETURN***
----------------------------------  -------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2009  Lowest contract charges            --                --             43.57%
    Highest contract charges              --                --             43.58%
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --                --            (42.50)%
    Highest contract charges              --                --            (34.68)%
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --                --             11.24%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --                --              8.69%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --                --              4.79%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2009  Lowest contract charges            --              1.69%            29.16%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              1.12%           (33.02)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              0.64%            (2.38)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              0.69%            16.98%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              0.71%             8.77%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                      UNIT         CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2009  Lowest contract charges               883    $18.069298         $15,955
    Highest contract charges             726,034     11.167863       8,108,245
    Remaining contract charges                --            --              --
 2008  Lowest contract charges             1,107     14.327896          15,864
    Highest contract charges             229,868      8.855462       2,035,583
    Remaining contract charges                --            --              --
 2007  Lowest contract charges             1,033     16.104116          16,632
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges             6,329     15.163760          95,971
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges               711     13.975151           9,938
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
MUTUAL SHARES SECURITIES FUND
 2009  Lowest contract charges             4,255     13.056884          55,551
    Highest contract charges           1,212,741     13.754639      16,680,818
    Remaining contract charges                --            --              --
 2008  Lowest contract charges             3,595     10.358674          37,242
    Highest contract charges             888,058     10.912235       9,690,693
    Remaining contract charges                --            --              --
 2007  Lowest contract charges             3,110     16.470500          51,228
    Highest contract charges             730,388     17.350672      12,672,724
    Remaining contract charges                --            --              --
 2006  Lowest contract charges             4,892     15.916691          77,870
    Highest contract charges             492,868     16.767268       8,264,057
    Remaining contract charges                --            --              --
 2005  Lowest contract charges             4,611     13.445436          62,001
    Highest contract charges             488,212     14.163953       6,915,005
    Remaining contract charges                --            --              --

                                                      INVESTMENT
                                       EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                            RATIO*          RATIO**          RETURN***
----------------------------------  -------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2009  Lowest contract charges            --              8.50%            26.11%
    Highest contract charges              --              7.43%            26.11%
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              7.26%           (11.03)%
    Highest contract charges              --              0.07%           (11.45)%
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              6.89%             6.20%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              7.30%             8.51%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              5.15%             1.73%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
MUTUAL SHARES SECURITIES FUND
 2009  Lowest contract charges            --              1.97%            26.05%
    Highest contract charges              --              2.03%            26.05%
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              3.06%           (37.11)%
    Highest contract charges              --              3.10%           (37.11)%
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              1.81%             3.48%
    Highest contract charges              --              1.39%             3.48%
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              1.27%            18.38%
    Highest contract charges              --              1.43%            18.38%
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              0.90%            10.55%
    Highest contract charges              --              0.87%            10.55%
    Remaining contract charges            --                --                --

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2009  Lowest contract charges          56,650     $8.924175       $505,551
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2008  Lowest contract charges          10,912      5.148877         56,182
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2007  Lowest contract charges              --     36.814009             --
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2006  Lowest contract charges             384     28.518907         10,937
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2005  Lowest contract charges             543     22.205212         12,051
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
TEMPLETON FOREIGN SECURITIES
 FUND
 2009  Lowest contract charges          88,305      8.895624        785,530
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2008  Lowest contract charges           4,770      6.491152         30,964
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
TEMPLETON GROWTH SECURITIES FUND
 2009  Lowest contract charges           5,295     12.407578         65,699
    Highest contract charges           338,494      9.040690      3,060,223
    Remaining contract charges              --            --             --
 2008  Lowest contract charges           5,184      9.463986         49,061
    Highest contract charges           221,602      6.895852      1,528,138
    Remaining contract charges              --            --             --
 2007  Lowest contract charges           5,248     16.408497         86,120
    Highest contract charges           136,328     11.955902      1,629,924
    Remaining contract charges              --            --             --
 2006  Lowest contract charges           4,552     16.032175         72,981
    Highest contract charges            41,042     11.681704        479,436
    Remaining contract charges              --            --             --
 2005  Lowest contract charges           4,279     13.161858         56,314
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --

                                                    INVESTMENT
                                     EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
--------------------------------  ---------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2009  Lowest contract charges          --               2.44%             73.32%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2008  Lowest contract charges          --                 --             (48.51)%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2007  Lowest contract charges          --                 --                 --
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2006  Lowest contract charges          --               1.06%             28.43%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2005  Lowest contract charges          --               1.44%             27.76%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
TEMPLETON FOREIGN SECURITIES
 FUND
 2009  Lowest contract charges          --               0.71%             37.04%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2008  Lowest contract charges          --                 --             (35.09)%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
TEMPLETON GROWTH SECURITIES FUND
 2009  Lowest contract charges          --               3.07%             31.10%
    Highest contract charges            --               3.13%             31.10%
    Remaining contract charges          --                 --                 --
 2008  Lowest contract charges          --               1.76%            (42.32)%
    Highest contract charges            --               1.71%            (42.32)%
    Remaining contract charges          --                 --                 --
 2007  Lowest contract charges          --               1.27%              2.35%
    Highest contract charges            --               1.20%              2.35%
    Remaining contract charges          --                 --                 --
 2006  Lowest contract charges          --               1.20%             21.81%
    Highest contract charges            --               0.07%             16.82%
    Remaining contract charges          --                 --                 --
 2005  Lowest contract charges          --               1.17%              8.86%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2009  Lowest contract charges         644,780    $11.281734     $7,274,241
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2008  Lowest contract charges         480,606      9.148724      4,396,929
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2007  Lowest contract charges         306,627     12.787292      3,920,934
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2006  Lowest contract charges          97,675     11.432675      1,116,692
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2009  Lowest contract charges          28,673      9.751412        279,602
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2008  Lowest contract charges             852      7.333637          6,248
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2009  Lowest contract charges         654,376     13.875288      9,079,662
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2008  Lowest contract charges         327,347     11.691131      3,827,060
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2007  Lowest contract charges          64,398     11.007928        708,885
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --

                                                    INVESTMENT
                                     EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
--------------------------------  ---------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2009  Lowest contract charges          --               1.25%             23.32%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2008  Lowest contract charges          --               2.43%            (28.46)%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2007  Lowest contract charges          --               1.50%             11.85%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2006  Lowest contract charges          --               0.49%             14.33%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2009  Lowest contract charges          --                 --              32.97%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2008  Lowest contract charges          --                 --             (26.66)%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2009  Lowest contract charges          --              12.16%             18.68%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2008  Lowest contract charges          --               3.51%              6.21%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2007  Lowest contract charges          --               0.31%             10.08%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges      12,630,913     $3.035419    $38,340,113
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2008  Lowest contract charges      13,958,077      2.329770     32,519,107
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2007  Lowest contract charges      14,438,848      3.408043     49,208,214
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2006  Lowest contract charges      14,861,332      3.195934     47,495,835
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2005  Lowest contract charges      16,667,929      2.886947     48,119,426
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2009  Lowest contract charges      22,271,271      2.626884     58,504,045
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2008  Lowest contract charges      20,180,164      2.284046     46,092,422
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2007  Lowest contract charges      19,077,681      2.472569     47,170,883
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2006  Lowest contract charges      19,625,945      2.362266     46,361,704
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2005  Lowest contract charges      18,253,916      2.254006     41,144,436
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --

                                                    INVESTMENT
                                     EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
--------------------------------  ---------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges          --               2.27%             30.29%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2008  Lowest contract charges          --               3.12%            (31.64)%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2007  Lowest contract charges          --               2.24%              6.64%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2006  Lowest contract charges          --               2.33%             10.70%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2005  Lowest contract charges          --               3.28%              7.24%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2009  Lowest contract charges          --               4.06%             15.01%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2008  Lowest contract charges          --               6.93%             (7.63)%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2007  Lowest contract charges          --               5.12%              4.67%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2006  Lowest contract charges          --               5.12%              4.80%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2005  Lowest contract charges          --               7.70%              2.45%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2009  Lowest contract charges      15,350,105     $6.082370    $93,365,021
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2008  Lowest contract charges      15,384,133      4.175508     64,236,570
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2007  Lowest contract charges      15,608,539      7.674740    119,791,476
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2006  Lowest contract charges      16,225,500      6.569283    106,589,899
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2005  Lowest contract charges      16,315,553      5.633312     91,910,603
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2009  Lowest contract charges      13,064,381      3.710229     48,471,846
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2008  Lowest contract charges      12,865,016      2.975883     38,284,781
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2007  Lowest contract charges      12,555,942      4.404234     55,299,306
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2006  Lowest contract charges      12,207,547      4.068371     49,664,830
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2005  Lowest contract charges      12,189,019      3.380148     41,200,688
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
HARTFORD FUNDAMENTAL GROWTH HLS
 FUND
 2009  Lowest contract charges           9,499      8.977086         85,270
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --
 2008  Lowest contract charges              40      6.300540            251
    Highest contract charges                --            --             --
    Remaining contract charges              --            --             --

                                                    INVESTMENT
                                     EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
--------------------------------  ---------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2009  Lowest contract charges          --               0.96%             45.67%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2008  Lowest contract charges          --               1.88%            (45.59)%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2007  Lowest contract charges          --               0.12%             16.83%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2006  Lowest contract charges          --               1.39%             16.62%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2005  Lowest contract charges          --               0.97%             15.55%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2009  Lowest contract charges          --               2.36%             24.68%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2008  Lowest contract charges          --               2.41%            (32.43)%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2007  Lowest contract charges          --               1.72%              8.26%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2006  Lowest contract charges          --               1.79%             20.36%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2005  Lowest contract charges          --               1.94%              5.96%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
HARTFORD FUNDAMENTAL GROWTH HLS
 FUND
 2009  Lowest contract charges          --               0.28%             42.48%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --
 2008  Lowest contract charges          --                 --             (37.00)%
    Highest contract charges            --                 --                 --
    Remaining contract charges          --                 --                 --

-------------------------------------------------------------------------------

                                                      UNIT         CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2009  Lowest contract charges           187,203     $1.478535        $276,785
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges           214,468      1.206928         258,847
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges           231,275      1.788088         413,540
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges           249,805      1.533670         383,119
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges           381,808      1.409162         538,030
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
HARTFORD GLOBAL EQUITY HLS FUND
 2009  Lowest contract charges             2,177      8.859237          19,287
    Highest contract charges              15,905      8.664032         137,797
    Remaining contract charges                --            --              --
 2008  Lowest contract charges             1,822      6.233399          11,354
    Highest contract charges               9,640      6.096042          58,767
    Remaining contract charges                --            --              --
HARTFORD GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges           285,662      1.041982         297,654
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges           369,651      0.768187         283,961
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges           348,165      1.615778         562,557
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges           390,515      1.292115         504,590
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges           448,267      1.131997         507,437
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --

                                                      INVESTMENT
                                       EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                            RATIO*          RATIO**          RETURN***
----------------------------------  -------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2009  Lowest contract charges            --                --             22.50%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              4.53%           (32.50)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              0.86%            16.59%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              2.85%             8.84%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              3.60%             3.37%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
HARTFORD GLOBAL EQUITY HLS FUND
 2009  Lowest contract charges            --              1.15%            42.13%
    Highest contract charges              --              1.74%            42.13%
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              7.19%           (37.67)%
    Highest contract charges              --              1.21%           (39.04)%
    Remaining contract charges            --                --                --
HARTFORD GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges            --              0.62%            35.64%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              0.74%           (52.46)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              0.05%            25.05%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              0.77%            14.15%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              0.82%             2.59%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                      UNIT         CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2009  Lowest contract charges         7,391,091     $1.310608      $9,686,823
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges         5,639,389      1.043087       5,882,374
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges         5,309,835      1.662814       8,829,268
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges         5,576,650      1.534766       8,558,853
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges         5,948,982      1.364817       8,119,271
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges            20,401      8.934077         182,262
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges             4,751      6.655178          31,617
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2009  Lowest contract charges           583,067     16.832526       9,814,496
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges           500,646     12.987431       6,502,104
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges           329,852     23.902204       7,884,188
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges           290,708     18.435854       5,359,453
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges           419,773     16.452771       6,906,421
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges            66,328     11.633875         771,646
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges            14,113      7.732285         109,128
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --

                                                      INVESTMENT
                                       EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                            RATIO*          RATIO**          RETURN***
----------------------------------  -------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2009  Lowest contract charges            --              1.77%            25.65%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              1.32%           (37.27)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              1.02%             8.34%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              1.11%            12.45%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              1.18%             6.58%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges            --              0.75%            34.24%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              1.17%           (33.45)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2009  Lowest contract charges            --              0.56%            29.61%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              0.61%           (45.66)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              0.15%            29.65%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              0.64%            12.05%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              0.28%            16.31%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges            --             18.53%            50.46%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --             48.22%           (22.68)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --

-------------------------------------------------------------------------------

                                                      UNIT         CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges        12,865,463     $3.141833     $40,421,135
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges        13,639,473      2.490602      33,970,499
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges        14,535,974      3.960309      57,566,948
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges        15,178,410      3.764477      57,138,776
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges        17,793,752      3.260543      58,017,293
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
HARTFORD INTERNATIONAL GROWTH HLS
 FUND
 2009  Lowest contract charges             8,403      6.354409          53,394
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges               253      4.938498           1,244
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges           152,504     20.055023       3,058,471
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges           178,458     14.524923       2,592,083
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges           242,468     25.232430       6,118,056
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges           227,007     23.147960       5,254,752
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges           187,493     17.897193       3,355,604
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --

                                                      INVESTMENT
                                       EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                            RATIO*          RATIO**          RETURN***
----------------------------------  -------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges            --              2.06%            26.15%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              2.15%           (37.11)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              1.66%             5.20%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              1.63%            15.46%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              1.92%             4.50%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
HARTFORD INTERNATIONAL GROWTH HLS
 FUND
 2009  Lowest contract charges            --              2.32%            28.67%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              5.49%           (50.62)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges            --              1.74%            38.07%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              1.10%           (42.44)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              1.71%             9.01%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              2.01%            29.34%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              2.68%            18.60%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                      UNIT         CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2009  Lowest contract charges         5,931,486     $2.893130     $17,160,558
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges         6,265,299      2.167800      13,581,916
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges         6,270,663      3.753520      23,537,059
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges         6,770,389      2.945663      19,943,287
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges         6,325,969      2.366771      14,972,119
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
HARTFORD MIDCAP GROWTH HLS FUND
 2009  Lowest contract charges            25,300      8.594351         217,435
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges             6,836      5.812147          39,730
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
HARTFORD MIDCAP HLS FUND
 2009  Lowest contract charges         8,587,829      3.549140      30,479,406
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges         9,999,343      2.710162      27,099,839
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges        11,187,019      4.190281      46,876,751
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges        12,430,288      3.634263      45,174,935
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges        12,554,927      3.252335      40,832,830
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --

                                                      INVESTMENT
                                       EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                            RATIO*          RATIO**          RETURN***
----------------------------------  -------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2009  Lowest contract charges            --              2.02%            33.46%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              2.32%           (42.25)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              1.12%            27.43%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              2.77%            24.46%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --                --             14.62%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
HARTFORD MIDCAP GROWTH HLS FUND
 2009  Lowest contract charges            --              0.51%            47.87%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              2.11%           (41.88)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
HARTFORD MIDCAP HLS FUND
 2009  Lowest contract charges            --              0.54%            30.96%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              0.52%           (35.32)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              0.47%            15.30%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              1.11%            11.74%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              0.40%            16.78%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --

-------------------------------------------------------------------------------

                                                      UNIT         CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2009  Lowest contract charges           337,658    $16.726572      $5,647,867
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges           396,745     11.600671       4,602,507
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges           385,335     19.402626       7,476,509
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges           389,682     18.998199       7,403,258
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges           301,487     16.116626       4,858,950
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges        35,727,066      1.796639      64,188,641
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges        38,331,448      1.795505      68,824,307
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges        28,690,909      1.757923      50,436,409
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges        26,235,479      1.675089      43,946,762
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges        25,543,352      1.599845      40,865,404
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --

                                                      INVESTMENT
                                       EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                            RATIO*          RATIO**          RETURN***
----------------------------------  -------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2009  Lowest contract charges            --              0.83%            44.19%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              0.79%           (40.21)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              0.53%             2.13%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              1.03%            17.88%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              0.62%             9.99%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges            --              0.06%             0.06%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              2.01%             2.14%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              4.81%             4.95%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              4.60%             4.70%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              2.76%             2.84%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                      UNIT         CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2009  Lowest contract charges         8,166,669     $1.955060     $15,966,329
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges         9,046,082      1.512167      13,679,186
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges         8,960,454      2.545893      22,812,358
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges         9,649,785      2.228805      21,507,488
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges        10,363,104      1.947811      20,185,368
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
HARTFORD SMALLCAP GROWTH HLS FUND
 2009  Lowest contract charges             4,159      9.461521          39,354
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges               836      6.988318           5,840
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges        12,044,576      3.278812      39,491,899
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges        13,416,175      2.316588      31,079,750
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges        13,928,290      4.073434      56,735,972
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges        14,846,605      3.846378      57,105,654
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges        15,540,249      3.354778      52,134,086
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2009  Lowest contract charges            54,192     10.054446         544,871
    Highest contract charges             659,235     10.293920       6,786,117
    Remaining contract charges                --            --              --
 2008  Lowest contract charges            29,166      9.725726         283,666
    Highest contract charges             719,046      9.957373       7,159,806
    Remaining contract charges                --            --              --

                                                      INVESTMENT
                                       EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                            RATIO*          RATIO**          RETURN***
----------------------------------  -------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2009  Lowest contract charges            --              0.01%            29.29%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              0.11%           (40.60)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              0.23%            14.23%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              0.19%            14.43%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --                --             21.01%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
HARTFORD SMALLCAP GROWTH HLS FUND
 2009  Lowest contract charges            --              0.10%            35.39%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              1.22%           (30.12)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges            --              1.58%            41.54%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              2.09%           (43.13)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              1.02%             5.90%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              1.34%            14.65%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              1.88%             9.62%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2009  Lowest contract charges            --              0.03%             3.38%
    Highest contract charges              --              0.03%             3.38%
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --             20.96%            (2.74)%
    Highest contract charges              --              8.14%            (0.43)%
    Remaining contract charges            --                --                --

-------------------------------------------------------------------------------

                                                      UNIT         CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges             5,103     $8.921502         $45,524
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges               274      7.173269           1,959
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 2009  Lowest contract charges           300,311     15.297498       4,594,002
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges           277,942     10.424442       2,897,388
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges           395,672     17.686037       6,997,870
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges           415,773     18.873752       7,847,191
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges           645,413     15.857149      10,234,402
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
HARTFORD EQUITY INCOME HLS FUND
 2009  Lowest contract charges            24,426      9.181279         224,261
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges             1,001      7.803063           7,809
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2009  Lowest contract charges           157,032     10.774410       1,691,924
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges           123,449      8.730699       1,077,796
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges           112,587     11.828624       1,331,743
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges            58,447     11.466028         670,159
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges             4,988     10.009346          49,923
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --

                                                      INVESTMENT
                                       EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                            RATIO*          RATIO**          RETURN***
----------------------------------  -------------------------------------------------
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges            --              3.97%            24.37%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --             13.77%           (28.27)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 2009  Lowest contract charges            --              1.17%            46.75%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              1.56%           (41.06)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              1.15%            (6.29)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              0.98%            19.02%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              1.56%             8.32%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
HARTFORD EQUITY INCOME HLS FUND
 2009  Lowest contract charges            --              3.82%            17.66%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --             25.38%           (21.97)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2009  Lowest contract charges            --              3.73%            23.41%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              4.15%           (26.19)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              3.69%             3.16%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              4.33%            14.55%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --             14.51%             0.09%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2009  Lowest contract charges                494,993    $11.326127     $5,606,353
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2008  Lowest contract charges                174,589      8.432890      1,472,287
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 2009  Lowest contract charges                154,841      9.509797      1,472,502
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2008  Lowest contract charges                139,183      7.998229      1,113,217
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2007  Lowest contract charges                110,565     12.579832      1,390,893
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2006  Lowest contract charges                 70,249     12.161720        854,345
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2005  Lowest contract charges                 11,884     10.370449        123,245
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
MFS GROWTH SERIES
 2009  Lowest contract charges                  4,160      9.463785         39,372
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2008  Lowest contract charges                    394      6.874012          2,708
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
MFS INVESTORS TRUST SERIES
 2009  Lowest contract charges                 37,834     11.048366        417,998
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2008  Lowest contract charges                 10,217      8.706510         88,952
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2007  Lowest contract charges                  3,566     13.010156         46,389
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2006  Lowest contract charges                  1,362     11.794638         16,067
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2005  Lowest contract charges                    575     10.438310          6,003
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --

                                                        INVESTMENT
                                           EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*        RATIO**         RETURN***
---------------------------------------  --------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2009  Lowest contract charges                --            7.64%           34.31%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --           49.13%          (15.67)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 2009  Lowest contract charges                --            1.06%           18.90%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            1.80%          (36.42)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.43%            3.44%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            2.20%           17.27%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2005  Lowest contract charges                --            6.99%            3.70%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
MFS GROWTH SERIES
 2009  Lowest contract charges                --            0.27%           37.68%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --           (31.26)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
MFS INVESTORS TRUST SERIES
 2009  Lowest contract charges                --            2.06%           26.90%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            0.59%          (33.08)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            0.90%           10.31%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            0.42%           12.99%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2005  Lowest contract charges                --              --             4.38%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2009  Lowest contract charges                 63,537    $15.610690       $991,857
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2008  Lowest contract charges                 42,336      9.566346        404,998
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2007  Lowest contract charges                 40,109     15.767530        632,425
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2006  Lowest contract charges                 37,054     15.380400        569,901
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2005  Lowest contract charges                 29,917     13.585071        406,419
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
MFS TOTAL RETURN SERIES
 2009  Lowest contract charges                  1,977     13.170904         26,036
    Highest contract charges                  617,903     13.218935      8,168,019
    Remaining contract charges                     --            --             --
 2008  Lowest contract charges                  1,667     11.159050         18,601
    Highest contract charges                  665,957     11.199735      7,458,538
    Remaining contract charges                     --            --             --
 2007  Lowest contract charges                  1,478     14.330624         21,180
    Highest contract charges                  754,166     14.382866     10,847,066
    Remaining contract charges                     --            --             --
 2006  Lowest contract charges                  2,918     13.751051         40,131
    Highest contract charges                  682,204     13.801173      9,415,212
    Remaining contract charges                     --            --             --
 2005  Lowest contract charges                  2,350     12.289340         28,882
    Highest contract charges                  574,280     12.334140      7,083,244
    Remaining contract charges                     --            --             --
MFS VALUE SERIES
 2009  Lowest contract charges                783,281      9.044166      7,084,121
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2008  Lowest contract charges                197,827      7.370068      1,457,996
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
MFS RESEARCH BOND SERIES
 2009  Lowest contract charges                150,401     11.253639      1,692,553
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2008  Lowest contract charges                    516      9.688264          4,995
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --

                                                        INVESTMENT
                                           EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*        RATIO**         RETURN***
---------------------------------------  --------------------------------------------
MFS NEW DISCOVERY SERIES
 2009  Lowest contract charges                --              --            63.18%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --           (39.33)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --              --             2.52%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --              --            13.22%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2005  Lowest contract charges                --              --             5.25%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
MFS TOTAL RETURN SERIES
 2009  Lowest contract charges                --            2.90%           18.03%
    Highest contract charges                  --            3.80%           18.03%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            3.29%          (22.13)%
    Highest contract charges                  --            3.12%          (22.13)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            3.55%            4.22%
    Highest contract charges                  --            2.47%            4.22%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            2.45%           11.89%
    Highest contract charges                  --            2.26%           11.89%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges                --            2.14%            2.82%
    Highest contract charges                  --            1.36%            2.82%
    Remaining contract charges                --              --               --
MFS VALUE SERIES
 2009  Lowest contract charges                --            0.98%           22.72%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --           (26.30)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
MFS RESEARCH BOND SERIES
 2009  Lowest contract charges                --            0.69%           16.16%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --            (3.12)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
VAN KAMPEN -- UIF CORE PLUS FIXED
 INCOME PORTFOLIO
 2009  Lowest contract charges                 18,366    $13.155253       $241,605
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2008  Lowest contract charges                 18,592     11.998109        223,069
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2007  Lowest contract charges                 18,548     13.361597        247,829
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2006  Lowest contract charges                 15,488     12.670659        196,241
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2005  Lowest contract charges                 12,102     12.214904        147,821
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
VAN KAMPEN -- UIF EMERGING MARKETS
 EQUITY PORTFOLIO
 2009  Lowest contract charges                    327     28.413712          9,301
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2008  Lowest contract charges                    323     16.729367          5,411
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2007  Lowest contract charges                    306     38.567636         11,819
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2006  Lowest contract charges                    306     27.459996          8,411
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --
 2005  Lowest contract charges                    301     20.022952          6,034
    Highest contract charges                       --            --             --
    Remaining contract charges                     --            --             --

                                                        INVESTMENT
                                           EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*        RATIO**         RETURN***
---------------------------------------  --------------------------------------------
VAN KAMPEN -- UIF CORE PLUS FIXED
 INCOME PORTFOLIO
 2009  Lowest contract charges                --            8.49%            9.64%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            4.65%          (10.21)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            3.59%            5.45%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            3.92%            3.73%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2005  Lowest contract charges                --            3.79%            4.21%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
VAN KAMPEN -- UIF EMERGING MARKETS
 EQUITY PORTFOLIO
 2009  Lowest contract charges                --              --            69.84%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --           (56.62)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            0.44%           40.45%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            0.75%           37.14%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2005  Lowest contract charges                --            0.38%           33.85%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --

-------------------------------------------------------------------------------

                                                               UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS         FAIR VALUE #    OWNERS' EQUITY
------------------------------------------------------------------------------------------
VAN KAMPEN -- UIF HIGH YIELD PORTFOLIO
 2009  Lowest contract charges                      642        $16.434318          $10,553
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2008  Lowest contract charges                      604         11.566965            6,988
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2007  Lowest contract charges                      553         14.994068            8,297
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2006  Lowest contract charges                    1,500         14.415896           21,618
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2005  Lowest contract charges                    1,232         13.271696           16,351
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges                  206,939          9.299431        1,924,419
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2008  Lowest contract charges                   33,357          5.909437          197,124
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 2009  Lowest contract charges                    7,424         13.812635          102,541
    Highest contract charges                    374,470          8.769934        3,284,081
    Remaining contract charges                       --                --               --
 2008  Lowest contract charges                    8,843          9.922402           87,741
    Highest contract charges                    285,485          6.302084        1,799,153
    Remaining contract charges                       --                --               --
 2007  Lowest contract charges                    9,048         16.900002          152,916
    Highest contract charges                    207,354         10.757939        2,230,703
    Remaining contract charges                       --                --               --
 2006  Lowest contract charges                    9,870         15.670671          154,670
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2005  Lowest contract charges                    8,159         12.983443          105,935
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --

                                                          INVESTMENT
                                           EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
VAN KAMPEN -- UIF HIGH YIELD PORTFOLIO
 2009  Lowest contract charges                --               8.05%             42.08%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               8.83%            (22.86)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --              12.57%              4.01%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               8.06%              8.62%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --               7.53%              1.06%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges                --                 --              57.37%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               0.03%            (40.91)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 2009  Lowest contract charges                --               1.35%             39.21%
    Highest contract charges                  --               1.20%             39.16%
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               0.86%            (41.29)%
    Highest contract charges                  --               0.77%            (41.42)%
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               0.69%              7.85%
    Highest contract charges                  --               0.05%              7.58%
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               0.29%             20.70%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --               0.34%             12.31%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                               UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS         FAIR VALUE #    OWNERS' EQUITY
------------------------------------------------------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2009  Lowest contract charges                    1,190        $11.763572          $13,995
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2008  Lowest contract charges                    4,143          6.862078           28,427
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2007  Lowest contract charges                    4,164         14.168887           58,992
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2006  Lowest contract charges                    3,471         11.567541           40,157
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
MORGAN STANLEY -- BALANCED PORTFOLIO
 2009  Lowest contract charges                    1,035         13.267368           13,728
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2008  Lowest contract charges                      864         11.142600            9,628
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2007  Lowest contract charges                      708         14.403797           10,201
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2006  Lowest contract charges                      568         13.903418            7,903
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2005  Lowest contract charges                      413         12.373392            5,106
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 2009  Lowest contract charges                    1,875         13.854448           25,973
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2008  Lowest contract charges                    1,609         11.598378           18,661
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2007  Lowest contract charges                    1,366         14.849233           20,283
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2006  Lowest contract charges                    1,134         14.327634           16,249
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2005  Lowest contract charges                      895         13.557613           12,131
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --

                                                          INVESTMENT
                                           EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2009  Lowest contract charges                --                 --              71.43%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               0.07%            (51.57)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --                 --              22.49%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --                 --               0.12%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
MORGAN STANLEY -- BALANCED PORTFOLIO
 2009  Lowest contract charges                --               2.78%             19.07%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               0.69%            (22.64)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               2.40%              3.60%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               2.48%             12.37%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --               2.14%              7.89%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 2009  Lowest contract charges                --               6.88%             19.45%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               1.99%            (21.89)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               5.98%              3.64%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               6.22%              5.68%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --               6.57%              2.62%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --

-------------------------------------------------------------------------------

                                                               UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS         FAIR VALUE #    OWNERS' EQUITY
------------------------------------------------------------------------------------------
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 2009  Lowest contract charges                    2,685        $10.226533          $27,460
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2008  Lowest contract charges                    2,263          8.240068           18,643
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2007  Lowest contract charges                    1,958         13.029692           25,512
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2006  Lowest contract charges                    1,626         12.534113           20,383
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2005  Lowest contract charges                    1,248         11.293839           14,100
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2009  Lowest contract charges                   22,260         11.636568          259,029
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2008  Lowest contract charges                   11,403         11.634953          132,676
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2007  Lowest contract charges                   14,817         11.392129          168,794
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2006  Lowest contract charges                   12,262         10.884529          133,470
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2005  Lowest contract charges                   58,368         10.431520          608,868
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --

                                                          INVESTMENT
                                           EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 2009  Lowest contract charges                --               1.65%             24.11%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               0.35%            (36.76)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               0.95%              3.95%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               1.11%             10.98%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --               1.08%              5.32%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2009  Lowest contract charges                --               0.01%              0.01%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               2.20%              2.13%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               4.54%              4.66%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               4.06%              4.34%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --               2.49%              2.48%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                               UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS         FAIR VALUE #    OWNERS' EQUITY
------------------------------------------------------------------------------------------
MORGAN STANLEY -- EQUALLY-WEIGHTED S&P
 500 PORTFOLIO
 2009  Lowest contract charges                    1,605        $13.835357          $22,205
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2008  Lowest contract charges                    1,640          9.555260           15,674
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2007  Lowest contract charges                    1,500         15.977036           23,959
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2006  Lowest contract charges                    1,318         15.782147           20,806
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2005  Lowest contract charges                    3,418         13.683109           46,767
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2009  Lowest contract charges                  255,998         10.001462        2,560,352
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2008  Lowest contract charges                  279,007          6.938164        1,935,796
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2007  Lowest contract charges                  247,277         12.768186        3,157,285
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2006  Lowest contract charges                  209,614         11.214030        2,350,614
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --
 2005  Lowest contract charges                       30         10.414050              308
    Highest contract charges                         --                --               --
    Remaining contract charges                       --                --               --

                                                          INVESTMENT
                                           EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
MORGAN STANLEY -- EQUALLY-WEIGHTED S&P
 500 PORTFOLIO
 2009  Lowest contract charges                --               2.29%             44.79%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --               1.76%            (40.19)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               1.24%              1.24%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --               0.84%             15.34%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --               0.78%              7.57%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2009  Lowest contract charges                --               0.01%             44.15%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2008  Lowest contract charges                --                 --             (45.66)%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2007  Lowest contract charges                --               0.01%             13.86%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2006  Lowest contract charges                --                 --               7.68%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --
 2005  Lowest contract charges                --                 --               4.14%
    Highest contract charges                  --                 --                 --
    Remaining contract charges                --                 --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2009  Lowest contract charges                  149,236      $11.088193        $1,654,761
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  146,018        7.956807         1,161,834
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  118,138       13.334725         1,575,343
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   73,885       12.570301           928,759
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   10,547       10.710592           112,969
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
OPPENHEIMER MAIN STREET FUND/VA
 2009  Lowest contract charges                   58,751        9.731208           571,716
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   37,143        7.602822           282,392
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   19,102       12.387474           236,631
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    8,449       11.893698           100,492
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                      957       10.364164             9,919
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2009  Lowest contract charges                  193,945        9.358432         1,815,024
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   64,389        6.836775           440,215
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2009  Lowest contract charges                  --               1.85%              39.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.21%             (40.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.92%               6.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.69%              17.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                7.11%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
OPPENHEIMER MAIN STREET FUND/VA
 2009  Lowest contract charges                  --               1.34%              28.00%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.13%             (38.63)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.60%               4.15%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.62%              14.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                3.64%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2009  Lowest contract charges                  --               0.37%              36.88%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (31.63)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA
 2009  Lowest contract charges                    4,867       $8.588256           $41,797
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                    2,026        6.411714            12,991
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT DIVERSIFIED INCOME FUND
 2009  Lowest contract charges                  390,025       11.171885         4,357,318
    Highest contract charges                    106,385       23.175409         2,465,506
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  122,263        7.191250           879,230
    Highest contract charges                    115,238       14.968756         1,724,964
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  120,236       21.692473         2,608,206
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  131,458       20.819828         2,736,934
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  140,168       19.530112         2,737,505
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2009  Lowest contract charges                    3,706        9.467980            35,086
    Highest contract charges                     21,584       26.783076           578,075
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                    1,936        7.002683            13,553
    Highest contract charges                     24,397       19.786145           482,727
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   27,803       29.602231           823,044
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   30,144       28.694786           864,979
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   43,388       25.385139         1,101,423
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
OPPENHEIMER VALUE FUND/VA
 2009  Lowest contract charges                  --               0.74%              32.57%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (35.88)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT DIVERSIFIED INCOME FUND
 2009  Lowest contract charges                  --               5.01%              55.35%
    Highest contract charges                    --               7.17%              54.83%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (28.09)%
    Highest contract charges                    --               6.23%             (31.00)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               5.00%               4.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               5.86%               6.60%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               7.45%               3.28%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2009  Lowest contract charges                  --               4.64%              35.21%
    Highest contract charges                    --               6.32%              35.36%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (29.97)%
    Highest contract charges                    --               4.24%             (33.16)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.71%               3.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.50%              13.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.41%               7.20%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 2009  Lowest contract charges                  140,744      $23.229823        $3,269,446
    Highest contract charges                      2,116       13.675389            28,938
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  160,717       17.847130         2,868,344
    Highest contract charges                      4,362       10.521629            45,893
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  180,996       32.591358         5,898,919
    Highest contract charges                      6,907       19.251565           132,965
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  216,155       29.800420         6,441,522
    Highest contract charges                      3,328       17.658324            58,763
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  259,184       24.129019         6,253,861
    Highest contract charges                      3,355       14.331216            48,075
    Remaining contract charges                       --              --                --
PUTNAM VT GROWTH AND INCOME FUND
 2009  Lowest contract charges                   16,194       11.514849           186,473
    Highest contract charges                    391,203       28.044583        10,971,133
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   13,730        8.870392           121,785
    Highest contract charges                    453,438       21.545827         9,769,706
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   12,031       14.469512           174,090
    Highest contract charges                    500,643       35.071434        17,558,271
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   13,041       15.399391           200,819
    Highest contract charges                    612,732       37.228527        22,811,121
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    9,762       13.285600           129,694
    Highest contract charges                    640,068       32.040356        20,508,001
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 2009  Lowest contract charges                  --               0.17%              30.16%
    Highest contract charges                    --                 --               29.97%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.85%             (45.24)%
    Highest contract charges                    --               2.11%             (45.35)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.32%               9.37%
    Highest contract charges                    --               2.01%               9.02%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.57%              23.50%
    Highest contract charges                    --               0.39%              23.22%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.00%               9.09%
    Highest contract charges                    --               0.79%               8.78%
    Remaining contract charges                  --                 --                  --
PUTNAM VT GROWTH AND INCOME FUND
 2009  Lowest contract charges                  --               2.48%              29.81%
    Highest contract charges                    --               3.14%              30.16%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.28%             (38.70)%
    Highest contract charges                    --               2.58%             (38.57)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.32%              (6.04)%
    Highest contract charges                    --               1.58%              (5.79)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.34%              15.91%
    Highest contract charges                    --               1.75%              16.19%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.33%               5.23%
    Highest contract charges                    --               1.79%               5.50%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND
 2009  Lowest contract charges                   42,991      $15.065962          $647,702
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   51,634       11.913774           615,151
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   67,263       14.336048           964,284
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   75,673       14.388482         1,088,814
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   95,406       13.960596         1,331,922
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT HIGH YIELD FUND
 2009  Lowest contract charges                  311,455       28.889334         8,997,714
    Highest contract charges                    114,882       15.722517         1,806,228
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  360,153       19.219456         6,921,955
    Highest contract charges                     99,633       10.468992         1,043,053
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  413,172       25.975431        10,732,310
    Highest contract charges                     81,589       14.160292         1,155,321
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  428,790       25.143715        10,781,380
    Highest contract charges                     56,441       13.775449           777,505
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  470,523       22.734033        10,696,875
    Highest contract charges                     36,374       12.463889           453,356
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND
 2009  Lowest contract charges                  --                 --               26.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (16.90)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.11%              (0.36)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.56%               3.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.31%              13.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT HIGH YIELD FUND
 2009  Lowest contract charges                  --              10.27%              50.31%
    Highest contract charges                    --               9.45%              50.18%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               9.85%             (26.01)%
    Highest contract charges                    --               8.88%             (26.07)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               7.68%               3.31%
    Highest contract charges                    --               6.72%               2.79%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               7.67%              10.60%
    Highest contract charges                    --               6.64%              10.52%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               8.04%               3.47%
    Highest contract charges                    --               7.37%               3.10%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                     UNIT          CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 2009  Lowest contract charges          238,258     $25.224094     $6,009,834
    Highest contract charges            122,972      13.055246      1,605,428
    Remaining contract charges               --             --             --
 2008  Lowest contract charges          243,079      17.133269      4,164,744
    Highest contract charges            135,836       8.902167      1,209,235
    Remaining contract charges               --             --             --
 2007  Lowest contract charges          293,729      22.479655      6,602,935
    Highest contract charges            126,367      11.701925      1,478,739
    Remaining contract charges               --             --             --
 2006  Lowest contract charges          303,291      21.318359      6,465,659
    Highest contract charges             65,354      11.120988        726,802
    Remaining contract charges               --             --             --
 2005  Lowest contract charges          299,154      20.337007      6,083,900
    Highest contract charges             26,937      10.640021        286,611
    Remaining contract charges               --             --             --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2009  Lowest contract charges            5,522       7.508868         41,465
    Highest contract charges            133,190      15.194392      2,023,748
    Remaining contract charges               --             --             --
 2008  Lowest contract charges            2,874       5.950420         17,096
    Highest contract charges            169,464      12.021934      2,037,291
    Remaining contract charges               --             --             --
 2007  Lowest contract charges          185,256      22.199807      4,112,644
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2006  Lowest contract charges          197,967      20.691059      4,096,136
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2005  Lowest contract charges          233,763      16.212019      3,789,772
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --

                                                    INVESTMENT
                                     EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**          RETURN***
--------------------------------  -------------------------------------------------
PUTNAM VT INCOME FUND
 2009  Lowest contract charges          --              6.22%            47.22%
    Highest contract charges            --              5.58%            46.65%
    Remaining contract charges          --                --                --
 2008  Lowest contract charges          --              7.43%           (23.78)%
    Highest contract charges            --              6.45%           (23.93)%
    Remaining contract charges          --                --                --
 2007  Lowest contract charges          --              5.28%             5.45%
    Highest contract charges            --              4.22%             5.22%
    Remaining contract charges          --                --                --
 2006  Lowest contract charges          --              4.41%             4.83%
    Highest contract charges            --              2.96%             4.52%
    Remaining contract charges          --                --                --
 2005  Lowest contract charges          --              3.33%             2.60%
    Highest contract charges            --              1.52%             2.36%
    Remaining contract charges          --                --                --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2009  Lowest contract charges          --                --             26.19%
    Highest contract charges            --                --             26.39%
    Remaining contract charges          --                --                --
 2008  Lowest contract charges          --                --            (40.50)%
    Highest contract charges            --              2.22%           (45.85)%
    Remaining contract charges          --                --                --
 2007  Lowest contract charges          --              1.89%             7.29%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2006  Lowest contract charges          --              1.39%            27.63%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2005  Lowest contract charges          --              1.03%            14.33%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                     UNIT          CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2009  Lowest contract charges           54,733     $14.928049       $817,061
    Highest contract charges            638,190      15.354658      9,799,189
    Remaining contract charges               --             --             --
 2008  Lowest contract charges               --      11.236998             --
    Highest contract charges             57,140      11.977464        684,398
    Remaining contract charges          811,830             --      9,972,290
 2007  Lowest contract charges           49,001      21.369414      1,047,118
    Highest contract charges            904,351      21.872886     19,780,766
    Remaining contract charges               --             --             --
 2006  Lowest contract charges           45,022      19.719498        887,816
    Highest contract charges            979,090      20.138790     19,717,685
    Remaining contract charges               --             --             --
 2005  Lowest contract charges           34,283      15.439804        529,324
    Highest contract charges          1,034,839      15.728136     16,276,085
    Remaining contract charges               --             --             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2009  Lowest contract charges           26,829      15.550584        417,207
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2008  Lowest contract charges           34,546      11.206894        387,151
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2007  Lowest contract charges           40,390      19.444746        785,368
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2006  Lowest contract charges           44,245      17.128684        757,854
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2005  Lowest contract charges           60,644      13.548679        821,647
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --

                                                    INVESTMENT
                                     EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**          RETURN***
--------------------------------  -------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2009  Lowest contract charges          --                --             24.63%
    Highest contract charges            --                --             25.00%
    Remaining contract charges          --                --                --
 2008  Lowest contract charges          --                --            (43.84)%
    Highest contract charges            --              2.07%           (43.95)%
    Remaining contract charges          --                --                --
 2007  Lowest contract charges          --              2.73%             8.37%
    Highest contract charges            --              3.00%             8.61%
    Remaining contract charges          --                --                --
 2006  Lowest contract charges          --                --             28.04%
    Highest contract charges            --              0.56%            27.72%
    Remaining contract charges          --                --                --
 2005  Lowest contract charges          --              1.52%            12.20%
    Highest contract charges            --              1.65%            12.45%
    Remaining contract charges          --                --                --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2009  Lowest contract charges          --              1.94%            38.76%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2008  Lowest contract charges          --              1.92%           (42.37)%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2007  Lowest contract charges          --              1.07%            13.52%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2006  Lowest contract charges          --              1.56%            26.42%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2005  Lowest contract charges          --              0.88%            18.64%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --

-------------------------------------------------------------------------------

                                                     UNIT          CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 2009  Lowest contract charges           43,495      $9.243957       $402,065
    Highest contract charges                 14      11.527606            163
    Remaining contract charges               --             --             --
 2008  Lowest contract charges           56,014       7.046749        394,718
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2007  Lowest contract charges           69,472      11.636062        808,385
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2006  Lowest contract charges           92,763      12.236223      1,135,072
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2005  Lowest contract charges          110,382      10.711383      1,182,339
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
PUTNAM VT MONEY MARKET FUND
 2009  Lowest contract charges           39,307       1.802303         70,843
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2008  Lowest contract charges           44,313       1.796082         79,589
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2007  Lowest contract charges           49,479       1.746726         86,425
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2006  Lowest contract charges          161,668       1.662379        268,753
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2005  Lowest contract charges          221,139       1.588794        351,344
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --

                                                    INVESTMENT
                                     EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**          RETURN***
--------------------------------  -------------------------------------------------
PUTNAM VT INVESTORS FUND
 2009  Lowest contract charges          --              1.58%            31.18%
    Highest contract charges            --                --             15.28%
    Remaining contract charges          --                --                --
 2008  Lowest contract charges          --              0.55%           (39.44)%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2007  Lowest contract charges          --              0.60%            (4.91)%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2006  Lowest contract charges          --              0.66%            14.24%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2005  Lowest contract charges          --              1.25%             9.03%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
PUTNAM VT MONEY MARKET FUND
 2009  Lowest contract charges          --              0.36%             0.35%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2008  Lowest contract charges          --              2.80%             2.83%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2007  Lowest contract charges          --              4.95%             5.07%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2006  Lowest contract charges          --              4.48%             4.63%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2005  Lowest contract charges          --              2.73%             2.79%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                     UNIT          CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 2009  Lowest contract charges           16,595     $12.988059       $215,530
    Highest contract charges            281,357      21.099132      5,936,382
    Remaining contract charges               --             --             --
 2008  Lowest contract charges           15,947       9.829288        156,744
    Highest contract charges            306,516      15.925954      4,881,566
    Remaining contract charges               --             --             --
 2007  Lowest contract charges           14,600      16.046422        234,282
    Highest contract charges            339,285      25.945436      8,802,895
    Remaining contract charges               --             --             --
 2006  Lowest contract charges           11,697      15.175568        177,503
    Highest contract charges            365,885      24.472443      8,954,103
    Remaining contract charges               --             --             --
 2005  Lowest contract charges            8,108      13.979089        113,337
    Highest contract charges            365,308      22.488065      8,215,063
    Remaining contract charges               --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 2009  Lowest contract charges          155,230       8.215811      1,275,340
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2008  Lowest contract charges          128,307       6.246201        801,429
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2007  Lowest contract charges          103,118      10.300530      1,062,173
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2006  Lowest contract charges           48,107      11.801519        567,736
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --
 2005  Lowest contract charges           12,854      10.061432        129,333
    Highest contract charges                 --             --             --
    Remaining contract charges               --             --             --

                                                    INVESTMENT
                                     EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**          RETURN***
--------------------------------  -------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 2009  Lowest contract charges          --              0.36%            32.14%
    Highest contract charges            --              0.68%            32.48%
    Remaining contract charges          --                --                --
 2008  Lowest contract charges          --                --            (38.75)%
    Highest contract charges            --              0.31%           (38.62)%
    Remaining contract charges          --                --                --
 2007  Lowest contract charges          --                --              5.74%
    Highest contract charges            --              0.16%             6.02%
    Remaining contract charges          --                --                --
 2006  Lowest contract charges          --                --              8.56%
    Highest contract charges            --              0.17%             8.82%
    Remaining contract charges          --                --                --
 2005  Lowest contract charges          --              0.10%            10.00%
    Highest contract charges            --              0.36%            10.32%
    Remaining contract charges          --                --                --
PUTNAM VT SMALL CAP VALUE FUND
 2009  Lowest contract charges          --              1.33%            31.53%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2008  Lowest contract charges          --              1.45%           (39.36)%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2007  Lowest contract charges          --              0.51%           (12.72)%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2006  Lowest contract charges          --              0.23%            17.30%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --
 2005  Lowest contract charges          --                --              0.61%
    Highest contract charges            --                --                --
    Remaining contract charges          --                --                --

-------------------------------------------------------------------------------

                                                      UNIT         CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
 2009  Lowest contract charges            20,292    $12.059130        $244,699
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges            25,728      9.580101         246,476
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges            34,699     16.092548         558,392
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges            42,590     15.910698         677,633
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges            53,111     14.177205         752,962
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
PUTNAM VT GLOBAL UTILITIES FUND
 2009  Lowest contract charges            18,293     28.580962         522,843
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges            22,240     26.547468         590,405
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges            26,487     38.103792       1,009,246
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges            32,196     31.688447       1,020,255
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges            46,022     24.890887       1,145,536
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --

                                                      INVESTMENT
                                       EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                            RATIO*          RATIO**          RETURN***
----------------------------------  -------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
 2009  Lowest contract charges            --              5.05%            25.88%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              5.41%           (40.47)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              3.11%             1.14%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              2.72%            12.23%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              2.43%             4.22%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
PUTNAM VT GLOBAL UTILITIES FUND
 2009  Lowest contract charges            --              4.63%             7.66%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              2.61%           (30.33)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              1.97%            20.25%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              3.22%            27.31%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              2.34%             8.94%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                      UNIT         CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 2009  Lowest contract charges            83,526    $10.772051        $899,751
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges            59,985      7.744085         464,528
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges            68,913     14.185345         977,551
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges            79,512     13.629598       1,083,714
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges           110,302     12.891632       1,421,969
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
PUTNAM VT VOYAGER FUND
 2009  Lowest contract charges           376,637     35.386121      13,327,724
    Highest contract charges              25,420     14.293431         363,335
    Remaining contract charges                --            --              --
 2008  Lowest contract charges           426,186     21.538000       9,179,182
    Highest contract charges              27,624      8.721088         240,912
    Remaining contract charges                --            --              --
 2007  Lowest contract charges           457,343     34.117626      15,603,440
    Highest contract charges              28,686     13.849855         397,296
    Remaining contract charges                --            --              --
 2006  Lowest contract charges           532,959     32.251178      17,188,555
    Highest contract charges              27,627     13.125279         362,608
    Remaining contract charges                --            --              --
 2005  Lowest contract charges           602,845     30.510819      18,393,309
    Highest contract charges              22,637     12.448612         281,798
    Remaining contract charges                --            --              --

                                                      INVESTMENT
                                       EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                            RATIO*          RATIO**          RETURN***
----------------------------------  -------------------------------------------------
PUTNAM VT VISTA FUND
 2009  Lowest contract charges            --              0.17%            39.10%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --                --            (45.41)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --                --              4.08%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --                --              5.72%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --                --             12.48%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
PUTNAM VT VOYAGER FUND
 2009  Lowest contract charges            --              1.13%            64.30%
    Highest contract charges              --              0.71%            63.90%
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              0.29%           (36.87)%
    Highest contract charges              --                --            (37.03)%
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              0.03%             5.79%
    Highest contract charges              --                --              5.52%
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              0.37%             5.70%
    Highest contract charges              --              0.10%             5.44%
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              0.93%             5.94%
    Highest contract charges              --              0.49%             5.69%
    Remaining contract charges            --                --                --

-------------------------------------------------------------------------------

                                                      UNIT         CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2009  Lowest contract charges            76,256    $15.395267      $1,173,989
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges            83,552     10.572218         883,334
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges            80,876     16.311191       1,319,183
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges            67,540     18.033203       1,217,954
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges            49,299     15.651902         771,617
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
PUTNAM VT EQUITY INCOME FUND
 2009  Lowest contract charges            91,972     14.430719       1,327,228
    Highest contract charges              43,644     13.861395         604,971
    Remaining contract charges                --            --              --
 2008  Lowest contract charges            80,477     11.322627         911,210
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges            81,357     16.442989       1,337,753
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges            89,879     15.934960       1,432,215
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges            82,061     13.408382       1,100,310
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --

                                                      INVESTMENT
                                       EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                            RATIO*          RATIO**          RETURN***
----------------------------------  -------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2009  Lowest contract charges            --              0.61%            45.62%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              0.47%           (35.18)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --                --             (9.55)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              0.09%            15.21%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --                --             10.16%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
PUTNAM VT EQUITY INCOME FUND
 2009  Lowest contract charges            --              0.95%            27.45%
    Highest contract charges              --              1.78%            38.61%
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              1.96%           (31.14)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              1.32%             3.19%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              1.15%            18.84%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              0.72%             5.51%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                      UNIT         CONTRACT
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 2009  Lowest contract charges            15,982    $13.054030        $208,633
    Highest contract charges              85,347      9.152221         781,113
    Remaining contract charges                --            --              --
 2008  Lowest contract charges            19,029     10.518188         200,158
    Highest contract charges              27,248      7.374331         200,932
    Remaining contract charges                --            --              --
 2007  Lowest contract charges            19,485     15.515559         302,317
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges            16,764     15.133669         253,706
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges            14,193     13.049214         185,202
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 2009  Lowest contract charges           531,692      9.698918       5,156,833
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2008  Lowest contract charges           518,655      7.553239       3,917,527
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2007  Lowest contract charges           479,299     11.765234       5,639,069
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2006  Lowest contract charges           336,078     12.045674       4,048,281
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --
 2005  Lowest contract charges            23,893     10.380228         248,013
    Highest contract charges                  --            --              --
    Remaining contract charges                --            --              --

                                                      INVESTMENT
                                       EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                            RATIO*          RATIO**          RETURN***
----------------------------------  -------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 2009  Lowest contract charges            --              3.75%            24.11%
    Highest contract charges              --              3.53%            24.11%
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              1.85%           (32.21)%
    Highest contract charges              --                --            (26.26)%
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              1.28%             2.52%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              0.92%            15.97%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --              0.70%             9.72%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 2009  Lowest contract charges            --              4.33%            28.41%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2008  Lowest contract charges            --              2.23%           (35.80)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2007  Lowest contract charges            --              1.37%            (2.33)%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2006  Lowest contract charges            --              0.39%            16.04%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --
 2005  Lowest contract charges            --                --              3.80%
    Highest contract charges              --                --                --
    Remaining contract charges            --                --                --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by The Fund's Manager, divided by the average net assets. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Issue Charges, and Riders (if applicable). These fees are assessed through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will make certain deductions ranging from 0.65% to 0.80% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will make certain deductions ranging from $10.00 to $30.00 plus $0.03 to $0.05 per month per $1,000 in supplemental fees for administrative services provided by the Company.

    These charges are a redemption of units.

ISSUE CHARGE:

    The Company will made certain deductions of $20 plus $0.05 per $1,000 of the initial face amount for issue charges.

    These charges are a redemption of units.

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       - Estate Protection Rider (per $1,000 of the net amount at risk) $0.2496 - $185.76

       - Last Survivor Yearly Renewable Term Insurance Rider (per $1,000 of the net amount at risk) $0.0012 - $27.894

       - Single Life Yearly Renewable Term Life Insurance Rider (per $1,000 of the net amount at risk) $1.01 - $179.44

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.040 - $0.107

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $1.00 - $2.16

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.0912 - $158.98

       -   Child Insurance Rider (pre $1,000 of coverage) $6.00

       - LifeAccess Accelerated Benefit Rider (per $1,000 of the benefit net amount at risk) $0.0409 - $41.18

       -   Accelerated Death Benefit Rider $300.00

       - Guaranteed Minimum Accumulation Benefit Rider Annual % of separate account value 0.90%

       - Guaranteed Paid-Up death Benefit Rider Annual % of separate account value 0.75%

       - Disability Access Rider -- Monthly Charge (per $100 of monthly benefit) $0.96 - $16.80

       -   Disability Access Rider -- First Year Monthly Rider Issue Fee $10.00

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2009 and 2008 and for the Years Ended December 31, 2009 and 2008 and 2007

                                    CONTENTS

                                                                      PAGE:
--------------------------------------------------------------------------------
Contents                                                                F-2
Independent Auditors' Report                                            F-3
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                              F-4
  Statements of Operations                                              F-5
  Statements of Changes in Capital and Surplus                          F-6
  Statements of Cash Flows                                              F-7
  Notes to Financial Statements

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the difference between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of 2009.

/s/ Deloitte and Touche LLP
April 30, 2010
Hartford, CT

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2009                 2008
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $8,596,645           $8,371,683
 Common and Preferred Stocks                 1,185,816              266,882
 Mortgage Loans                                490,227              611,372
 Real Estate                                    27,644               27,285
 Policy Loans                                  352,829              354,920
 Cash and Short-Term Investments             1,582,479            2,326,153
 Other Invested Assets                         722,573            2,028,888
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS      12,958,213           13,987,183
                                        --------------       --------------
 Investment Income Due and Accrued             157,065               85,917
 Federal Income Taxes Recoverable                   --              174,110
 Deferred Tax Asset                            401,530              368,287
 Receivables from parent, subsidiaries
  and affiliates                                20,453               10,223
 Other Assets                                  790,047              283,676
 Separate Account Assets                    59,079,204           50,551,150
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $73,406,512          $65,460,546
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies              $8,133,755          $10,797,749
 Liability for Deposit Type Contracts           70,613               70,266
 Policy and Contract Claim Liabilities          33,983               33,836
 Asset Valuation Reserve                        25,564                6,004
 Payable to Parent, Subsidiaries or
  Affiliates                                    46,166               39,493
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (1,612,929)          (1,642,086)
 Federal income tax due or accrued              97,107                   --
 Other Liabilities                           3,447,448            3,426,276
 Separate Account Liabilities               59,079,204           50,551,150
                                        --------------       --------------
                     TOTAL LIABILITIES      69,320,911           63,282,688
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       2,889,208            1,692,530
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        456,321              497,354
 Unassigned Funds                              737,572              (14,526)
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       4,085,601            2,177,858
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $73,406,512          $65,460,546
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                  $(55,103,285)          $9,352,507          $10,313,501
 Net Investment Income                                                     507,049              376,034              348,437
 Commissions and Expense Allowances on Reinsurance Ceded                   210,712              229,723              333,674
 Reserve Adjustment on Reinsurance Ceded                                56,553,042              (18,161)          (1,710,405)
 Fee Income                                                              1,345,461            1,602,040            1,786,396
 Other Revenues                                                              9,945               71,925               83,752
                                                                    --------------       --------------       --------------
                                                    TOTAL REVENUES       3,522,924           11,614,068           11,155,355
                                                                    --------------       --------------       --------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                                617,438              648,881              341,654
 Disability and Other Benefits                                               9,760                9,181                7,588
 Surrenders and Other Fund Withdrawals                                   5,401,796            9,965,053            9,528,808
 Commissions                                                               540,146              834,850              962,917
 Increase (Decrease) in Aggregate Reserves for Life and Accident
  and Health Policies                                                   (2,639,943)           4,809,456              (70,821)
 General Insurance Expenses                                                398,688              448,657              532,485
 Net Transfers from Separate Accounts                                   (3,807,521)          (1,671,681)            (237,153)
 Modified Coinsurance Adjustment on Reinsurance Assumed                   (227,647)            (339,634)            (509,774)
 Other Expenses                                                            104,817               99,317              144,927
                                                                    --------------       --------------       --------------
                                       TOTAL BENEFITS AND EXPENSES         397,534           14,804,080           10,700,631
                                                                    --------------       --------------       --------------
 Net (loss) gain from operations before federal income tax expense
  (benefit)                                                              3,125,390           (3,190,012)             454,724
 Federal income tax (benefit) expense                                      446,708             (245,745)              88,449
                                                                    --------------       --------------       --------------
                                   NET (LOSS) GAIN FROM OPERATIONS       2,678,682           (2,944,267)             366,275
                                                                    --------------       --------------       --------------
 Net realized capital gains (losses), after tax                           (270,071)             961,162              (81,759)
                                                                    --------------       --------------       --------------
                                                 NET INCOME (LOSS)      $2,408,611          $(1,983,105)            $284,516
                                                                    --------------       --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2009                2008                2007
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,692,530           1,483,869           1,376,953
 Capital Contribution                                                      1,196,678             208,661             106,916
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      2,889,208           1,692,530           1,483,869
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                           497,354             194,430                  --
 Gain on Inforce Reinsurance                                                  (7,777)              3,310             194,430
 Impact of Adoption of SSAP 10R                                              266,358                  --                  --
 Permitted Practice DTA                                                     (299,614)            299,614                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        456,321             497,354             194,430
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  (14,526)            875,789             288,226
 Net (loss) Income                                                         2,408,611          (1,983,105)            284,516
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                         (1,127,255)            731,679             262,434
 Change in Net Unrealized Foreign Exchange Capital Losses                     31,071             (34,794)             (5,386)
 Change in Net Deferred Income Tax                                          (424,460)            669,251             (82,891)
 Change in Asset Valuation Reserve                                           (19,560)             40,851              (5,311)
 Change in Non-Admitted Assets                                              (405,548)           (182,691)            100,351
 Change in Reserve on Account of Change in Valuation Basis                        --              23,935             236,861
 Cumulative Effect of Change in Accounting Principles                         (5,644)                 --                  --
 Change in Liability for Reinsurance in Unauthorized Companies                (4,731)                559                (198)
 Cumulative Effect of Permitted Practice DTA                                 299,614                  --                  --
 Correction of Reserves and Tax Liabilities                                       --                  --               4,187
 Dividends to Stockholder                                                         --            (156,000)           (207,000)
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        737,572             (14,526)            875,789
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 End of year                                                              $4,085,601          $2,177,858          $2,556,588
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $(55,110,502)          $9,351,978          $10,306,169
 Net Investment Income                                                     492,876              408,199              378,000
 Miscellaneous Income                                                   58,120,251            1,885,933              493,502
                                                                    --------------       --------------       --------------
  Total Income                                                           3,502,625           11,646,110           11,177,671
                                                                    --------------       --------------       --------------
 Benefits Paid                                                           6,195,957           10,733,727           10,132,212
 Federal Income Tax Payments (Recoveries)                                  174,428              (96,263)              71,171
 Net Transfers from Separate Accounts                                   (3,836,677)          (1,671,681)            (204,517)
 Other Expenses                                                          2,346,022           (2,295,760)             332,141
                                                                    --------------       --------------       --------------
  Total Benefits and Expenses                                            4,879,730            6,670,023           10,331,007
                                                                    --------------       --------------       --------------
              NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES      (1,377,105)           4,976,087              846,664
                                                                    --------------       --------------       --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                   7,400,338              779,818            1,526,875
 Common and Preferred Stocks                                                 6,812               38,676              149,356
 Mortgage Loans                                                            124,749               17,014               63,357
 Derivatives and Other                                                   1,657,337              878,786              (32,175)
                                                                    --------------       --------------       --------------
  Total Investment Proceeds                                              9,189,236            1,714,294            1,707,413
                                                                    --------------       --------------       --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                   7,675,090            3,706,708            2,269,295
 Common and Preferred Stocks                                             1,824,388               19,943              214,967
 Mortgage Loans                                                             51,678              278,706              253,365
 Real Estate                                                                    --                   --                2,781
 Derivatives and Other                                                     297,106            1,529,747              384,420
                                                                    --------------       --------------       --------------
  Total Investments Acquired                                             9,848,262            5,535,104            3,124,828
                                                                    --------------       --------------       --------------
 Net (Decrease) Increase in Policy Loans                                    (2,091)              11,147               19,142
                                                                    --------------       --------------       --------------
                            NET CASH USED FOR INVESTING ACTIVITIES        (656,935)          (3,831,957)          (1,436,557)
                                                                    --------------       --------------       --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                                      486,062              208,661              100,000
 Dividends to Stockholder                                                       --             (156,000)             (57,726)
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                             1,140,679            1,013,639              646,001
 Net Other Cash (Used) Provided                                           (336,375)            (449,560)                (747)
                                                                    --------------       --------------       --------------
       NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES       1,290,366              616,740              687,528
                                                                    --------------       --------------       --------------
 Net Increase in Cash and Short-Term Investments                          (743,674)           1,760,870               97,635
 Cash and Short-Term Investments, Beginning of Year                      2,326,153              565,283              467,648
                                                                    --------------       --------------       --------------
                      CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $1,582,479           $2,326,153             $565,283
                                                                    --------------       --------------       --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany balances
  related to stock compensation                                              4,541                3,815                6,916
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                                       --                   --              149,274
 Capital contribution of subsidiary from HLIC                            1,406,075                   --                   --
 Distribution of WRR Shares to HLIC                                       (700,000)

                       SEE NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International Ltd.

-   Woodbury Financial Services

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization. The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut.

A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. If the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

For the year ended December 31, 2009, no state permitted practices were used by the Company. For the year ended December 31, 2008, the Company received approval from the Department to use the following permitted practice. If the Company had not used this permitted practice, its risk-based capital would not have triggered a regulatory event. The permitted practice modified the statutory accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice were not considered by the Company when determining surplus available for dividends. The Company was required to maintain it's risk-based capital ratio at or above 250% and submit a quarterly certification of its deferred tax asset calculation to the Department. For the annual period ending December 31, 2009, the Company adopted Statement of Statutory Accounting Principles ("SSAP") No. 10R, INCOME TAXES -- REVISED, A TEMPORARY REPLACEMENT OF SSAP NO. 10R, which incorporates the modification described in the aforementioned permitted practice.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the Department is provided in the following table:

                                                                          2009                 2008                2007
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                            $2,408,611          $(1,983,105)           $284,516
State prescribed practice:
Reinsurance reserve credit                                                  153,169             (142,389)             (7,492)
                                                                      -------------       --------------       -------------
                                        NET (LOSS) INCOME, NAIC SAP:    $ 2,561,780         $ (2,125,494)          $ 277,024
                                                                      -------------       --------------       -------------
Statutory surplus, State of Connecticut basis                            $4,085,601           $2,177,858          $2,556,588
State permitted and prescribed practice
Reinsurance reserve credit -- prescribed practice                          (237,402)            (390,571)           (248,182)
Deferred income taxes -- permitted practice                                      --             (299,614)                 --
                                                                      -------------       --------------       -------------
                                        STATUTORY SURPLUS, NAIC SAP:    $ 3,848,199          $ 1,487,673         $ 2,308,406
                                                                      -------------       --------------       -------------

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net (loss) income and capital and surplus for the Company are as follows:

                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net (loss) Income                                                   $(520,467)         $(2,431,996)            $348,883
Deferral and amortization of policy acquisition costs, net               2,739,454               56,711             (583,420)
Change in unearned revenue reserve                                          (1,584)             221,472              205,884
Deferred taxes                                                            (846,715)          (1,254,566)              76,671
Separate account expense allowance                                          40,418             (922,220)             382,281
Benefit reserve adjustment                                             (58,017,479)             359,517             (328,431)
Prepaid reinsurance adjustment                                                (356)                (967)               3,703
Sales inducements                                                          311,955              (56,624)             (30,167)
Derivatives                                                               (959,859)           1,870,871              263,627
Realized capital gains (losses)                                            467,796              441,220             (114,173)
Goodwill impairment                                                             --               76,895                   --
Investment in subsidiaries                                                 149,355                   --                   --
Other, net                                                              59,046,093             (343,419)              59,658
                                                                    --------------       --------------       --------------
                                       STATUTORY NET (LOSS) INCOME      $2,408,611          $(1,983,106)            $284,516
                                                                    --------------       --------------       --------------
GAAP Stockholder's Equity                                              $ 3,562,235          $ 1,543,717          $ 4,153,194
Deferred policy acquisition costs                                       (2,354,442)          (5,679,729)          (5,187,834)
Unearned revenue reserve                                                 1,068,865            1,191,670              861,421
Deferred taxes                                                            (860,386)            (645,626)             475,659
Separate account expense allowance                                       1,601,476            1,561,059            2,473,554
Unrealized gains on investments                                             55,956              806,123               56,340
Benefit reserve adjustment                                                 565,971            3,327,187              (44,469)
Asset valuation reserve                                                    (25,564)              (6,004)             (46,855)
Prepaid reinsurance premium                                                (54,066)             (49,200)             (40,877)
Goodwill                                                                   (45,229)             (93,206)            (170,100)
Reinsurance ceded                                                           99,469              111,406                 (569)
Other, net                                                                 471,316              110,461               27,124
                                                                    --------------       --------------       --------------
                                     STATUTORY CAPITAL AND SURPLUS      $4,085,601           $2,177,858           $2,556,588
                                                                    --------------       --------------       --------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 ("AG 43"), CARVM for Variable Annuities, which codifies the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2009 and 2008, the Company had $15,982,557 and $14,464,897
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2009 and 2008 totaled $70,973 and $60,552, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2009 (including general and separate account liabilities) are as follows

                                                                     % OF
                                                  AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
With market value adjustment:
In a lump sum reflecting changes in interest
 rates or asset values                            $1,855,882           3.16%
In installments over 5 years or more, with or
 w/o reduction in interest rates                          --           0.00%
At book value, less current surrender charge
 of 5% or more                                       438,197           0.75%
At market value                                   53,957,126          91.92%
                                               -------------       --------
     TOTAL WITH ADJUSTMENT OR AT MARKET VALUE     56,251,205          95.83%
                                               -------------       --------
At book value without adjustment (minimal or
 no charge or adjustment):
In a lump sum without adjustment                     276,406           0.47%
Installments over less than 5 years                       --           0.00%
In a lump sum subject to a fixed surrender
 charge of less than 5%                            1,939,543           3.30%
In a lump sum subject to a surrender charge               --           0.00%
All others                                                --           0.00%
Not subject to discretionary withdrawal              366,914           0.63%
                                               -------------       --------
Total, gross                                      58,834,068         100.23%
Reinsurance ceded                                   (137,554)         -0.23%
                                               -------------       --------
                                   TOTAL, NET    $58,696,514         100.00%
                                               -------------       --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)         $4,571,914
Exhibit 5, Supplementary Contract Section,
 Total (net)                                           4,791
Exhibit 7, Deposit-Type Contracts Section,
 Column 1, Line 14                                    70,613
                                               -------------
                                     SUBTOTAL      4,647,318
Separate Account Annual Statement
Exhibit 3, Column 2, Line 0299999                 54,049,196
Exhibit 3, Column 2, Line 0399999                         --
Policyholder dividend and coupon
 accumulations                                            --
Policyholder premiums                                     --
Guaranteed interest contracts                             --
Other contract deposit funds                              --
                                               -------------
                                     SUBTOTAL     54,049,196
                                               -------------
                               COMBINED TOTAL    $58,696,514
                                               -------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No.
88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2009 and 2008.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $25,564 and $6,004 as of December 31, 2009, 2008 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2009 and 2008 were $(9,037), and $(7,165) respectively. The 2009 and 2008 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital losses captured in the IMR, net of taxes, in 2009, 2008, and 2007 were $(3,242), $(3,339) and $(10,549), respectively. The amount of expense amortized from the IMR net of taxes in 2009, 2008 and 2007 included in the Company's Statements of Operations, was $(1,370), $(484) and $(86), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43-Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer,
(c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43-Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43-Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43-Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $110,124, $92,544 and $560 for the years ended December 31, 2009, 2008 and 2007, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $16,593, $20,786 and $1,664 for the years ended December 31, 2009, 2008 and 2007, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. As of December 31, 2009, 2008 and 2007, the Company established an allowance for credit losses on mortgage loans of $42,212, $0 and $0, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 100 -- Fair Value Measurements was issued by the NAIC in 2009 and is effective for December 31, 2010 annual financial statements. SSAP 100 defines fair value, establishes a measurement framework, and expands disclosures. The Company elected to early adopt as for the December 31, 2009 annual financial statements, as permitted under the standard. Adoption of SSAP 100 did not have a material impact on net income and capital and surplus.

SSAP NO. 10R -- Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10 (SSAP No. 10R) was issued by the NAIC in December 2009 and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years, increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus and requires additional disclosures as provided in Note 4, Income Taxes. In order to take advantage of these provisions, the risk-based capital for life insurers needs to be above 250%. The adoption of SSAP No. 10R positively impacted surplus by $266,358.

SSAP NO. 43R -- Revised Loan-backed and Structured Securities (SSAP No. 43R) was issued by the NAIC in September 2009 and is effective September 30, 2009. SSAP 43R supersedes SSAP No. 98 -- Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities and paragraph 13 of SSAP No. 99. SSAP 43R establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3, Investment. The implementation of SSAP No. 43R negatively impacted surplus for other-than-temporary impairments of loan-backed securities by $14,377.

SSAP NO. 99 -- Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment was issued by the NAIC in 2008 and is effective January 1, 2009. SSAP No. 99 establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. The implementation of SSAP No. 99 did not have a material impact on the Company's net income and surplus.

SSAP NO. 97 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                        2009          2008              2007
--------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                 $440,304      $343,501          $335,302
Interest income from policy loans         22,025        22,535            21,532
Interest income from mortgage
 loans                                    31,264        26,596            17,414
Interest and dividends from other
 investments                              21,271        (9,818)            9,101
                                    ------------  ------------       -----------
Gross investment income                  514,864       382,814           383,349
Less: investment expenses                  7,815         6,780            34,912
                                    ------------  ------------       -----------
             NET INVESTMENT INCOME      $507,049      $376,034          $348,437
                                    ------------  ------------       -----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS AND SHORT TERM INVESTMENTS

                              2009               2008              2007
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                        $258,827            $89,940           $86,420
Gross unrealized capital
 losses                       (400,588)          (981,592)         (152,307)
                          ------------       ------------       -----------
Net unrealized capital
 losses                       (141,761)          (891,652)          (65,887)
Balance, beginning of
 year                         (891,652)           (65,887)           32,916
                          ------------       ------------       -----------
CHANGE IN NET UNREALIZED
  CAPITAL (LOSSES) GAINS
                ON BONDS
          AND SHORT TERM
             INVESTMENTS      $749,891          $(825,765)         $(98,803)
                          ------------       ------------       -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                              2009               2008              2007
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                         $32,641               $245            $1,751
Gross unrealized capital
 losses                        (49,799)          (157,708)          (56,041)
                          ------------       ------------       -----------
Net unrealized capital
 losses                        (17,158)          (157,463)          (54,290)
Balance, beginning of
 year                         (157,463)           (54,290)          (32,598)
                          ------------       ------------       -----------
CHANGE IN NET UNREALIZED
  CAPITAL (LOSSES) GAINS
        ON COMMON STOCKS
    AND PREFERRED STOCKS      $140,305          $(103,173)         $(21,692)
                          ------------       ------------       -----------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                              2009               2008              2007
--------------------------------------------------------------------------------
Bonds and short-term
 investments                 $(102,510)         $(103,639)         $(13,496)
Common stocks                     (611)              (784)              (11)
Preferred stocks               (12,733)           (27,428)           (2,546)
Other invested assets         (158,521)         1,095,885           (72,007)
                          ------------       ------------       -----------
Realized capital
 (losses) gains               (274,375)           964,034           (88,060)
Capital gains (tax)
 benefit                        (1,062)              (467)            4,248
                          ------------       ------------       -----------
Net realized capital
 (losses) gains, after
 tax                          (273,313)           964,501           (92,308)
Less: amounts
 transferred to IMR             (3,242)             3,339           (10,549)
                          ------------       ------------       -----------
    NET REALIZED CAPITAL
   (LOSSES) GAINS, AFTER
                     TAX     $(270,071)          $961,162          $(81,759)
                          ------------       ------------       -----------

For the years ended December 31, 2009, 2008 and 2007, sales of unaffiliated bonds and short-term investments resulted in proceeds of $8,402,279, $1,083,622 and $1,478,584, gross realized capital gains of $126,993, $13,331 and $13,287, and gross realized capital losses of $119,379, $29,008 and $26,224 respectively, before transfers to the IMR.

For the years ended December 31, 2009, 2008 and 2007, sales of common and preferred stocks resulted in proceeds of $6,812, $18,884 and $149,356, gross realized capital gains of $2,737, $11 and $62, and gross realized capital losses of $76, $7,437 and $955, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the State of Connecticut insurance department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2009 and 2008, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2009 and 2008 were $28,636,756 and $13,610,197, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2009 and 2008 were $113,244 and $1,859,441, respectively. As of December 31, 2009 and 2008 the average fair value for derivatives held for other investment and/or risk management activities was $840,855 and $963,117, respectively. The carrying value of derivative instruments at December 31, 2009 and 2008 were $132,015 and $1,764,939, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is three years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2009 and 2008 interest rate swaps used in cash flow hedge relationships had a notional value of $605,000 and $235,000, respectively, a fair value of $(2,845) and $72,937, respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2009 and 2008 foreign currency swaps used in cash flow hedge relationships had a notional value of $80,908 and $176,393, respectively, a fair value of $9,837 and $19,874, respectively, and a carrying value of $6,527 and $(1,691), respectively. Foreign currency swaps are also used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments. As of December 31, 2009 swaps in this strategy had a notional value of $2,219,332, a fair value of $(19,236), and a carrying value of $0. As of December 31, 2008 the Company did not have any foreign currency swaps used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS AND SWAPTIONS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaptions contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2009 and 2008 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $54,077 and $80,767, respectively, a fair value of $688 and $655, respectively, and a carrying value of $688 and $655, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a loss of $(230), $(5,450) and $(6,239), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2009 and 2008 credit default swaps had a notional value of $304,963 and $355,316, respectively, a fair value of $(6,316) and $37,463, respectively, and a carrying value of $(6,316) and $37,463, respectively. For the years ended December 31, 2009, 2008 and 2007, credit default swaps reported a gain of $802, $20,185 and $1,453, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2009 and 2008 credit default swaps in offsetting relationships had a notional value of $309,134 and $140,000, respectively, a fair value of $(3,609) and $0, respectively, and a carrying value of $(3,609) and $0, respectively. For the year ended December 31, 2009, credit default swaps in offsetting relationships reported a gain of $3 in realized capital gains and losses. For the years ended December 31, 2008 and 2007, there were no realized gains and losses on credit default swaps in offsetting relationships.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN, INDEX, AND INTEREST RATE SWAP CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured. The Company has also entered into customized swaps contracts to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2009 and 2008 derivative contracts in this strategy had a notional value of $9,016,065 and $10,136,044, respectively, a fair value of $(46,115) and $1,565,020, respectively, and a carrying value of $(46,115) and $1,565,020, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a gain of $75,643, a gain of $1,006,992 and a loss of $(48,528), respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration risk between assets and liabilities. As of December 31, 2009 the Company did not have any swaps in this strategy. As of December 31, 2008 interest rate swaps had a notional value of $75,000, a fair value of $319, and a carrying value of $319. For the years ended December 31, 2009, 2008 and 2007, interest rate swaps reported a gain of $103, $6,056 and $447, respectively, in realized capital gains and losses. In addition, the Company may enter into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2009 and 2008 interest rate swaps in offsetting relationships had a notional value of $225,000, a fair value of $(11,661) and $(13,301), respectively, and a carrying value of

$(11,661) and $(13,301), respectively. For the year ended December 31, 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2008, interest rate swaps in offsetting relationships reported a gain of $2,316. For the year ended December 31, 2007 there were no realized gains and losses on derivative contracts in this strategy.

EQUITY INDEX OPTIONS AND FUTURES: The Company purchases S&P 500 options contracts as well as futures to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets. As of December 31, 2009 and 2008 derivative contracts in this strategy had a notional value $13,436,955 and $1,870,478, respectively, a fair value of $185,534 and $134,852, respectively, and a carrying value of $185,534 and $134,852, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a loss of $(228,653), $(13,503) and $(16,876), respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency forward contracts convert euros to yen in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products. As of December 31, 2009 and 2008 foreign currency swaps and forwards had a notional value of $2,384,822 and $315,699, respectively, a fair value of $6,900 and $41,393, respectively, and a carrying value of $6,900 and $41,393, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a gain of $27,207, a loss of $(773) and a gain of $599, respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2009 and 2008 the warrants had a notional value of $500, a fair value of $67 and $229, respectively, and a carrying value of $67 and $229, respectively. There were no realized gains and losses during the years 2009, 2008 and 2007.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2009 and 2008.

                            AS OF DECEMBER 31, 2009

                                                                                        WEIGHTED
                                                                                         AVERAGE
                                    NOTIONAL                          CARRYING          YEARS TO
                                   AMOUNT (2)         FAIR VALUE       VALUE            MATURITY
----------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                                                                        4
  exposure                           $35,000               $(13)         $(13)            years
 Below investment grade risk                                                                  4
  exposure                            14,453               (194)         (194)            years
Basket credit default swaps
 (4)
 Investment grade risk                                                                        4
  exposure                            35,566              1,547         1,547             years
 Investment grade risk                                                                        8
  exposure                            70,000            (11,501)      (11,501)            years
                                    --------            -------       -------             -----
                        TOTAL       $155,019            $(10,161)     $(10,161)
                                    --------            -------       -------

                                       UNDERLYING REFERENCED CREDIT
                                             OBLIGATION(S) (1)

                                                                AVERAGE
                                                                 CREDIT
                                       TYPE                      RATING
-----------------------------  ---------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          Corporate Credit              AAA
 Below investment grade risk
  exposure                          Corporate Credit              BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          Corporate Credit               A-
 Investment grade risk
  exposure                          CMBS Credit                   AA+
                               ---------------------             ------
                        TOTAL


                                   OFFSETTING         OFFSETTING        OFFSETTING
                                    NOTIONAL             FAIR            CARRYING
                                   AMOUNT (3)         VALUE (3)         VALUE (3)
-----------------------------  ------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                           $35,000             $(833)            $(833)
 Below investment grade risk
  exposure                            14,453            (2,570)           (2,570)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                            34,661            (1,547)           (1,547)
 Investment grade risk
  exposure                            70,000            11,501            11,501
                                    --------            ------            ------
                        TOTAL       $154,114            $6,551            $6,551
                                    --------            ------            ------

                            AS OF DECEMBER 31, 2008

                                                                                         WEIGHTED
                                                                                          AVERAGE
                                   NOTIONAL                           CARRYING           YEARS TO
                                  AMOUNT (2)          FAIR VALUE       VALUE             MATURITY
------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          $70,000            $(21,514)      $(21,514)           8 years
                                    -------            --------       --------            -------
                        TOTAL       $70,000            $(21,514)      $(21,514)
                                    -------            --------       --------


                                                 UNDERLYING REFERENCED CREDIT       AVERAGE
                                                      OBLIGATION(S) (1)              CREDIT
                                                  TYPE                               RATING
-----------------------------  ----------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                                              CMBS Credit                   AAA
                                                      ---------------                 ----
                        TOTAL


                                  OFFSETTING         OFFSETTING         OFFSETTING
                                   NOTIONAL             FAIR             CARRYING
                                  AMOUNT (3)          VALUE (3)          VALUE (3)
-----------------------------  -------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          $70,000            $21,514            $21,514
                                    -------            -------            -------
                        TOTAL       $70,000            $21,514            $21,514
                                    -------            -------            -------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting, the future changes in value of or losses paid related to the original swap.

(4)  Includes $105,869 and $70,000 as of December 31, 2009 and 2008,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2009 the Company did not have any losses on derivative instruments due to counterparty nonperformance. For the year ended December 31, 2008 the Company has incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2009, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

As of December 31, 2008, the Company had one significant concentration of credit risk, Government of Japan, that exceeded 10% of capital and surplus in bonds of single issuers that was not U.S. government, certain U.S. government agencies and short term investment pool. These bonds were all designated NAIC investment grade. The Company monitors closely these concentrations and the potential impact of capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2008, the carrying value, gross unrealized gain, gross unrealized loss and estimated fair value of these bonds were $1,848,824, $20,292, $0 and $1,869,116

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                  GROSS
                                                                               UNREALIZED               Gross           Estimated
                                                               Statement          GAINS            Unrealized                Fair
   BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2009              Value                               Losses               Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. government and government agencies and authorities:
 -- Guaranteed and sponsored                                    $700,086            $2,209           $(19,381)           $682,914
 -- Guaranteed and sponsored -- asset-backed                     540,081            15,260             (1,083)            554,258
States, municipalities and political subdivisions                 90,420               951            (10,165)             81,206
International governments                                         82,841             4,614             (1,275)             86,180
All other corporate -- excluding asset-backed                  3,933,824           210,001            (43,650)          4,100,175
All other corporate -- asset-backed                            1,636,174            25,792           (246,728)          1,415,238
Hybrid securities                                                144,409                --            (23,365)            121,044
Short-term investments                                         1,464,800                --                 --           1,464,800
Affiliate bond                                                 1,468,810                --            (54,941)          1,413,869
                                                          --------------       -----------       ------------       -------------
                  TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,061,445          $258,827          $(400,588)         $9,919,684
                                                          --------------       -----------       ------------       -------------

                                                                                  GROSS             GROSS             ESTIMATED
                                                                               UNREALIZED         UNREALIZED            FAIR
                                                               COST               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
 DECEMBER 31, 2009
Common stock -- unaffiliated                                      $5,441            $1,263               $(17)             $6,687
Common stock -- affiliated                                     1,123,632            31,378            (49,782)          1,105,228
                                                          --------------       -----------       ------------       -------------
                                     TOTAL COMMON STOCKS      $1,129,073           $32,641           $(49,799)         $1,111,915
                                                          --------------       -----------       ------------       -------------

                                                                                  GROSS             GROSS             ESTIMATED
                                                            STATEMENT          UNREALIZED         UNREALIZED            FAIR
                                                              VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
 DECEMBER 31, 2009
Preferred stock -- unaffiliated                                  $73,901            $4,495           $(10,675)            $67,721
                                                          --------------       -----------       ------------       -------------
                                  TOTAL PREFERRED STOCKS         $73,901            $4,495           $(10,675)            $67,721
                                                          --------------       -----------       ------------       -------------

                                                                  GROSS             GROSS             ESTIMATED
                                            STATEMENT          UNREALIZED         UNREALIZED            FAIR
                                              VALUE               GAINS             LOSSES              VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2008
U.S. government and government agencies
 and
 authorities:
 -- Guaranteed and sponsored                    $767,433            $8,278            $(3,717)           $771,994
 -- Guaranteed and sponsored --                  612,681            14,147             (1,672)            625,156
  asset-backed
States, municipalities and political              56,540               258             (9,859)             46,939
 subdivisions
International governments                      1,784,069            21,070               (496)          1,804,643
Public utilities                                 552,314             5,224            (52,867)            504,671
All other corporate -- excluding               2,543,103            34,761           (271,737)          2,306,127
 asset-backed
All other corporate -- asset-backed            2,055,543             6,202           (641,244)          1,420,501
Short-term investments                         2,166,710                --                 --           2,166,710
Parents, subsidiaries and affiliates                $ --              $ --               $ --                $ --
                                          --------------       -----------       ------------       -------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,538,393           $89,940          $(981,592)         $9,646,741
                                          --------------       -----------       ------------       -------------

                                                                            GROSS              GROSS               ESTIMATED
                                                                          UNREALIZED         UNREALIZED              FAIR
                                                               COST         GAINS              LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
 DECEMBER 31, 2008
Common stock -- unaffiliated                                    $5,987        $18                 $(974)              $5,031
Common stock -- affiliated                                      36,884         --               (30,395)               6,489
                                                             ---------       ----            ----------            ---------
                                        TOTAL COMMON STOCKS    $42,871        $18              $(31,369)             $11,520
                                                             ---------       ----            ----------            ---------

                                                                                      GROSS           GROSS            ESTIMATED
                                                                STATEMENT           UNREALIZED      UNREALIZED           FAIR
                                                                  VALUE               GAINS           LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
 DECEMBER 31, 2008
Preferred stock -- unaffiliated                                   $255,362              $227          $(126,339)         $129,250
                                                               -----------            ------       ------------       -----------
                                  TOTAL PREFERRED STOCKS          $255,362              $227          $(126,339)         $129,250
                                                               -----------            ------       ------------       -----------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2009 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                     Statement       Estimated
                                                       Value        Fair Value
                                                   --------------  -------------
MATURITY
Due in one year or less                                $1,981,343     $1,972,939
Due after one year through five years                   2,223,537      2,187,278
Due after five years through ten years                  3,745,643      3,682,947
Due after ten years                                     2,110,922      2,076,520
                                                   --------------  -------------
                                            TOTAL     $10,061,445     $9,919,684
                                                   --------------  -------------

At December 31, 2009 and 2008, securities with a statement value of $3,814 and $3,809, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 7.5% and 1.66% and 6.99% and 4.02% during 2009 and 2008, respectively. During 2009 and 2008, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2009 and 2008, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2009 and 2008, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2009 and 2008, there were impaired loans with a related allowance for credit losses of $42,212 and $0 with interest income recognized during the period the loans were impaired of $(64) and $0, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2009, 2008 and 2007.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                   2009                                   2008
                                                       STATEMENT          ESTIMATED           STATEMENT          ESTIMATED
                                                         VALUE            FAIR VALUE            VALUE            FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                      $10,061,445          9,919,684         $10,538,393          9,646,741
 Preferred stocks                                           73,901             67,721             255,362            129,250
 Common stocks                                           1,111,915          1,111,915              11,520             11,520
 Mortgage loans                                            490,227            446,456             611,372            569,461
 Derivative related assets (1)                             324,260            326,218           1,791,997          1,813,561
 Policy loans                                              352,829            352,829             354,920            354,920
 Other invested assets                                     425,957            425,957             264,280            264,280
LIABILITIES
 Liability for deposit type contracts                     $(70,613)          $(70,613)           $(70,266)          $(70,266)
 Derivative related liabilities (1)                       (192,245)          (190,893)            (27,058)           (27,058)
                                                     -------------       ------------       -------------       ------------

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2009 and 2008, with a fair value asset position of $316,011 and $1,793,687, respectively, and a liability position of $(190,524) and $(27,058), respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2009 and 2008. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2009 and 2008, of $(22,081) and $72,938, respectively.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. The Company performs a monthly analysis on the prices received from third parties and derivative valuation which includes both quantitative and qualitative analysis.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the hierarchy. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The levels of the fair value hierarchy are as follows:

LEVEL 1 -- Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

LEVEL 2 -- Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

LEVEL 3 -- Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as private placement debt and equity securities. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following tables provide information as of December 31, 2009 and 2008 about the Company's financial assets and liabilities measured at fair value on a recurring basis. Certain items in the 2008 tables have been revised to reflect revised rounding and to conform with current year presentation.

                                                                      AS OF DECEMBER 31, 2009
                                         QUOTED PRICES
                                           IN ACTIVE                SIGNIFICANT             SIGNIFICANT
                                          MARKETS FOR               OBSERVABLE              UNOBSERVABLE
                                        IDENTICAL ASSETS              INPUTS                   INPUTS
                                           (LEVEL 1)                 (LEVEL 2)               (LEVEL 3)              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets at fair value:
Common Stock                                    $6,683                     $ --                      $4                $6,687
Derivative related assets
 GMWB hedging instruments                           --                       --                 140,611               140,611
 Macro hedge program                                --                   16,038                 161,701               177,739
 Other derivative assets                            --                  (12,981)                 10,642                (2,339)
                                          ------------              -----------              ----------          ------------
     TOTAL DERIVATIVE RELATED ASSETS                --                    3,057                 312,954               316,011
Separate account assets (1)                 59,063,044                       --                      --            59,063,044
                                          ------------              -----------              ----------          ------------
         TOTAL ASSETS AT FAIR VALUE:       $59,069,727                   $3,057                $312,958           $59,385,742
                                          ------------              -----------              ----------          ------------
Liabilities at fair value:
Derivative related liabilities
 GMWB hedging instruments                         $ --                $(186,725)                   $ --             $(186,725)
 Macro hedge program                                --                   (2,694)                 23,833                21,139
 Other derivative liabilities                       --                  (14,984)                 (9,954)              (24,938)
                                          ------------              -----------              ----------          ------------
    TOTAL LIABILITIES AT FAIR VALUE:              $ --                $(204,403)                $13,879             $(190,524)
                                          ------------              -----------              ----------          ------------

(1) Excludes approximately $16.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP 100.

                                                                  AS OF DECEMBER 31, 2008
                                  QUOTED PRICES
                                    IN ACTIVE                 SIGNIFICANT                SIGNIFICANT
                                   MARKETS FOR                 OBSERVABLE               UNOBSERVABLE
                                 IDENTICAL ASSETS                INPUTS                    INPUTS
                                    (LEVEL 1)                  (LEVEL 2)                  (LEVEL 3)                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets at fair value:
Common Stock                              $5,028                     $ --                          $4                  $5,032
Derivative related assets
 GMWB hedging instruments                     --                  (12,918)                  1,592,007               1,579,089
 Macro hedge program                          --                   34,614                     134,852                 169,466
 Other derivative assets                      --                   44,477                         655                  45,132
                                  --------------               ----------               -------------          --------------
    TOTAL DERIVATIVE RELATED
                      ASSETS                  --                   66,173                   1,727,514               1,793,687
Separate account assets (1)           50,536,190                       --                          --              50,536,190
                                  --------------               ----------               -------------          --------------
 TOTAL ASSETS AT FAIR VALUE:         $50,541,218                  $66,173                  $1,727,518             $52,334,909
                                  --------------               ----------               -------------          --------------
Liabilities at fair value:
Derivative related
 liabilities
 GMWB hedging instruments                   $ --                     $ --                    $(14,070)               $(14,070)
 Other derivative
  liabilities                                 --                  (12,988)                         --                 (12,988)
                                  --------------               ----------               -------------          --------------
   TOTAL LIABILITIES AT FAIR
                      VALUE:                $ --                 $(12,988)                   $(14,070)               $(27,058)
                                  --------------               ----------               -------------          --------------

(1) Excludes approximately $15.0 million of investment sales receivable net of investment purchases payable that are not subject to SSAP 100.

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

LEVEL 1 FINANCIAL ASSETS AND LIABILITIES

Common Stock classified in Level 1 includes actively-traded exchange-listed equity securities and mutual funds. Separate account assets in Level 1 primarily include actively-traded institutional and retail mutual fund investments valued by the respective mutual fund companies.

LEVEL 2 FINANCIAL ASSETS AND LIABILITIES

DERIVATIVE: Amounts classified in Level 2 represent over-the-counter instruments, such as interest rate swaps, currency swaps, and certain credit default swaps that do not qualify for hedge accounting. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

LEVEL 3 FINANCIAL ASSETS AND LIABILITIES

The Company classifies certain privately placed, complex or illiquid securities in Level 3.

COMMON STOCK: Securities classified in Level 3 represent private placement equity securities. Fair values for these securities are derived principally using unobservable inputs as there is little, if any, relevant market data.

DERIVATIVES: Amounts classified in Level 3 represent complex derivatives, such as interest rate swaps, equity options and swaps, and certain credit default swaps that do not qualify for hedge accounting. Also included in Level 3 classification for derivatives are customized equity swaps that hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

CHANGES IN LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The table below provides a fair value rollforward for the years ending December 31, 2009 and 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                COMMON            GMWB HEDGING            MACRO HEDGE              OTHER
                                STOCK             INSTRUMENTS               PROGRAM             DERIVATIVES
                                                                                                                     TOTAL
                                                                      (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/09              $4               $1,577,937               $134,852                 $655          $1,713,448
                                  --               ----------              ---------              -------          ----------
Realized/unrealized gains
 (losses) included in:
 Net income                       --                       --                     --                   --                  --
 Unrealized gains and
  losses                          --                 (493,111)              (240,114)                 241            (732,984)
 Purchases, issuances, and
  settlements                     --                 (944,215)               290,796                 (208)           (653,627)
Transfers in (out) of Level
 3                                --                       --                     --                   --                  --
                                  --               ----------              ---------              -------          ----------
Fair value at 12/31/09             4                  140,611                185,534                  688             326,837
                                  --               ----------              ---------              -------          ----------
   TOTAL GAINS AND (LOSSES)
                   INCLUDED
  IN INCOME ATTRIBUTABLE TO
    INSTRUMENTS HELD AT THE
             REPORTING DATE       --                 (249,433)              (192,831)              (1,278)           (443,542)
                                  --               ----------              ---------              -------          ----------

                                COMMON            GMWB HEDGING            MACRO HEDGE              OTHER
                                 STOCK            INSTRUMENTS               PROGRAM             DERIVATIVES
                                                                                                                     TOTAL
                                                                       (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/08               $4                $466,545                   $ --                $(515)           $466,034
                                  ---              ----------              ---------              -------          ----------
Realized/unrealized gains
 (losses) included in:
 Net income                        --                      --                     --                   --                  --
 Unrealized gains and losses       --               1,290,658                101,264               (1,394)          1,390,528
 Purchases, issuances, and
  settlements                      --                (179,266)                33,588               (1,192)           (146,870)
Transfers in (out) of Level
 3                                 --                      --                     --                3,756               3,756
                                  ---              ----------              ---------              -------          ----------
Fair value at 12/31/08              4               1,577,937                134,852                  655          $1,713,448
                                  ---              ----------              ---------              -------          ----------
    TOTAL GAINS AND (LOSSES)
                    INCLUDED
   IN INCOME ATTRIBUTABLE TO
     INSTRUMENTS HELD AT THE
              REPORTING DATE       --               1,183,889                101,264               (4,167)         $1,280,986
                                  ---              ----------              ---------              -------          ----------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of separate account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2009 are attributable to a change in the availability of market observable information for individual securities within respective categories.

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2009 and 2008. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009 and 2008, respectively:

                                                          AS OF DECEMBER 31, 2009
                                                QUOTED PRICES IN ACTIVE               SIGNIFICANT
                                                 MARKETS FOR IDENTICAL             OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                    (LEVEL 2)
------------------------------------------------------------------------------------------------------------
Bonds                             $235                     --                                12
Preferred Stock                 $5,390                     --                             4,985
                               -------                    ---                            ------

                                             AS OF DECEMBER 31, 2009
                                      SIGNIFICANT                     TOTAL
                                  UNOBSERVABLE INPUTS                 GAINS
                                       (LEVEL 3)                   AND (LOSSES)
-----------------------------  ---------------------------------------------------
Bonds                                      223                         (5,189)
Preferred Stock                            405                        (16,058)
                                          ----                       --------

                                                          AS OF DECEMBER 31, 2008
                                                QUOTED PRICES IN ACTIVE                SIGNIFICANT
                                                 MARKETS FOR IDENTICAL              OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                     (LEVEL 2)
-------------------------------------------------------------------------------------------------------------
Bonds                           $6,173                     --                             $4,775
                               -------                    ---                            -------

                                            AS OF DECEMBER 31, 2008
                                      SIGNIFICANT                    TOTAL
                                  UNOBSERVABLE INPUTS                GAINS
                                       (LEVEL 3)                  AND (LOSSES)
-----------------------------  --------------------------------------------------
Bonds                                    $1,398                      $(7,128)
                                        -------                     --------

Bonds include those securities that are ineligible to be carried at amortized cost by the SVO and have a fair value that is less than amortized cost as of December 31, 2009 and 2008. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2009 and 2008 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 Bonds include primarily sub-prime securities and below-investment-grade CMBS securities that are priced by brokers or internally fair valued and are classified as level 3 due to the lack of liquidity in the market. Level 3 preferred stock includes privately placed securities that are classified as Level 3 due to a lack of observability into the inputs used in pricing these types of securities.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2009 and 2008, the statement value of the loaned securities was $0 and $274,377, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1,232, $135 and $489 for the years ended December 31, 2009, 2008 and 2007, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2009 and 2008, collateral pledged of $340,474 and $478,048, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2009 and 2008, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $269,334 and $2,080,162, respectively. At December 31, 2009 and 2008, cash collateral of $243,019 and $1,924,101 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in bonds and cash and short-term investments was $243,019 and $1,829,907 as of December 31, 2009 and 2008, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2009 and 2008. As of December 31, 2009 and 2008, all collateral accepted was held in separate custodial accounts.

The statement value of the cash and securities collateral received by contractually obligated terms are shown below.

                                CASH AND SECURITIES       CASH AND SECURITIES
                                     COLLATERAL                COLLATERAL
                                 DECEMBER 31, 2009         DECEMBER 31, 2008
--------------------------------------------------------------------------------
Thirty days or less                    $243,019                 $1,949,162
Thirty one to 60 days                        --                     59,000
Sixty one to 90 days                         --                         --
Over 90 days                                 --                     72,000
                                     ----------               ------------
                       TOTAL           $243,019                 $2,080,162
                                     ----------               ------------

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2009 and 2008.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009.

                                             LESS THAN 12 MONTHS
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored         $629,133         $609,752        $(19,381)
 -- guaranteed & sponsored --
  asset backed                       82,633           81,554          (1,079)
States, municipalities &
 political subdivisions              27,640           26,382          (1,258)
International Governments            11,932           10,657          (1,275)
All other corporate including
 international                      408,021          391,755         (16,266)
All other corporate -- asset
 backed                             683,679          578,444        (105,235)
Hybrid securities                        --               --              --
Affiliate bond                    1,468,810        1,413,869         (54,941)
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   3,311,848        3,112,413        (199,435)
Common stock -- unaffiliated                                              --
Common stock -- affiliated          283,115          233,333         (49,782)
Preferred stock -- unaffiliated          --               --              --
                                 ----------       ----------       ---------
                   TOTAL EQUITY     283,115          233,333         (49,782)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $3,594,963       $3,345,746       $(249,217)
                                 ----------       ----------       ---------

                                              12 MONTHS OR MORE
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
-------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored             $ --             $ --            $ --
 -- guaranteed & sponsored --
  asset backed                          122              118              (4)
States, municipalities &
 political subdivisions              36,135           27,228          (8,907)
International Governments                --               --              --
All other corporate including
 international                      385,451          358,067         (27,384)
All other corporate -- asset
 backed                             603,351          461,858        (141,493)
Hybrid securities                   144,409          121,044         (23,365)
Affiliate bond                           --               --              --
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   1,169,468          968,315        (201,153)
Common stock -- unaffiliated            577              560             (17)
Common stock -- affiliated                                                --
Preferred stock -- unaffiliated      53,309           42,634         (10,675)
                                 ----------       ----------       ---------
                   TOTAL EQUITY      53,886           43,194         (10,692)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $1,223,354       $1,011,509       $(211,845)
                                 ----------       ----------       ---------

                                                    TOTAL
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
-------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored         $629,133         $609,752        $(19,381)
 -- guaranteed & sponsored --
  asset backed                       82,755           81,672          (1,083)
States, municipalities &
 political subdivisions              63,775           53,610         (10,165)
International Governments            11,932           10,657          (1,275)
All other corporate including
 international                      793,472          749,822         (43,650)
All other corporate -- asset
 backed                           1,287,030        1,040,302        (246,728)
Hybrid securities                   144,409          121,044         (23,365)
Affiliate bond                    1,468,810        1,413,869         (54,941)
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   4,481,316        4,080,728        (400,588)
Common stock -- unaffiliated            577              560             (17)
Common stock -- affiliated          283,115          233,333         (49,782)
Preferred stock -- unaffiliated      53,309           42,634         (10,675)
                                 ----------       ----------       ---------
                   TOTAL EQUITY     337,001          276,527         (60,474)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $4,818,317       $4,357,255       $(461,062)
                                 ----------       ----------       ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2009, fixed maturities, comprised of approximately 430 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), and residential mortgage-backed securities ("RMBS") and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2009, 77% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2009.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 230 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2009, approximately 85% were securities priced at or greater than 80% of amortized cost. The remaining securities were primarily composed of CMBS and ABS securities, of which 76% had a credit rating of BB or above as of December 31, 2009.

Securities depressed for twelve months or more as of December 31, 2009 were comprised of approximately 200 securities with the majority of the unrealized loss amount relating to securities supported by real estate related assets, specifically investment grade CMBS bonds, and sub-prime RMBS. Current market spreads continue to be significantly wider for securities supported by real estate related assets, as compared to spreads at the security's respective purchase date, largely due to the continued effects of the recession and the economic and market uncertainties regarding future performance of commercial and residential real estate. For these securities in an unrealized loss position where a credit impairment has not been recorded, the Company's best estimate of expected future cash flows are sufficient to recover the amortized cost basis of the security.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008.

                                                         LESS THAN 12 MONTHS
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
-----------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                     $684,248         $680,531         $(3,717)
 -- guaranteed & sponsored -- asset
  backed                                         37,768           37,523            (245)
States, municipalities & political
 subdivisions                                    10,395            9,721            (674)
International Governments                         4,983            4,487            (496)
Public utilities                                223,457          206,514         (16,943)
All other corporate including
 international                                1,311,543        1,212,800         (98,743)
All other corporate -- asset backed             557,904          455,963        (101,941)
                                             ----------       ----------       ---------
                TOTAL FIXED MATURITIES        2,830,298        2,607,539        (222,759)
Common stock -- unaffiliated                      4,258            3,286            (972)
Common stock -- affiliated                           --               --              --
Preferred stock -- unaffiliated                  20,127           11,958          (8,169)
                                             ----------       ----------       ---------
                          TOTAL EQUITY           24,385           15,244          (9,141)
                                             ----------       ----------       ---------
                      TOTAL SECURITIES       $2,854,683       $2,622,783       $(231,900)
                                             ----------       ----------       ---------

                                                          12 MONTHS OR MORE
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
--------------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                           $0               $0            $ --
 -- guaranteed & sponsored -- asset
  backed                                         79,200           77,773          (1,427)
States, municipalities & political
 subdivisions                                    36,145           26,960          (9,185)
International Governments                            --               --              --
Public utilities                                198,757          162,833         (35,924)
All other corporate including
 international                                  721,634          548,640        (172,994)
All other corporate -- asset backed           1,441,860          902,557        (539,303)
                                             ----------       ----------       ---------
                TOTAL FIXED MATURITIES        2,477,596        1,718,763        (758,833)
Common stock -- unaffiliated                          2               --              (2)
Common stock -- affiliated                       36,884            6,489         (30,395)
Preferred stock -- unaffiliated                 232,547          114,377        (118,170)
                                             ----------       ----------       ---------
                          TOTAL EQUITY          269,433          120,866        (148,567)
                                             ----------       ----------       ---------
                      TOTAL SECURITIES       $2,747,029       $1,839,629       $(907,400)
                                             ----------       ----------       ---------

                                                                 TOTAL
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
--------------------------------------  -------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                     $684,248         $680,531           $(3,717)
 -- guaranteed & sponsored -- asset
  backed                                        116,968          115,296            (1,672)
States, municipalities & political
 subdivisions                                    46,540           36,681            (9,859)
International Governments                         4,983            4,487              (496)
Public utilities                                422,214          369,347           (52,867)
All other corporate including
 international                                2,033,177        1,761,440          (271,737)
All other corporate -- asset backed           1,999,764        1,358,520          (641,244)
                                             ----------       ----------       -----------
                TOTAL FIXED MATURITIES        5,307,894        4,326,302          (981,592)
Common stock -- unaffiliated                      4,260            3,286              (974)
Common stock -- affiliated                       36,884            6,489           (30,395)
Preferred stock -- unaffiliated                 252,674          126,335          (126,339)
                                             ----------       ----------       -----------
                          TOTAL EQUITY          293,818          136,110          (157,708)
                                             ----------       ----------       -----------
                      TOTAL SECURITIES       $5,601,712       $4,462,412       $(1,139,300)
                                             ----------       ----------       -----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2008, fixed maturities, comprised of approximately 760 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The securities were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The remaining 14%, comprised of approximately 25 securities, primarily consisted of non-redeemable preferred stock in the financial services sector. The unrealized losses were largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 66% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the Company has determined that these securities are temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 340 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2008, 80% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 90% had a credit rating of BBB or above as of December 31, 2008. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Securities depressed for twelve months or more as of December 31, 2008 were comprised of approximately 445 securities with the majority of the unrealized loss amount relating to securitized assets and financial services sector securities. The majority of the securitized assets depressed for twelve months or more primarily relate to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, it has been determined that these securities are temporarily impaired as of December 31, 2008. The majority of the other securities depressed for twelve months or more primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see price recovery on these securities.

(M) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company had no other-than-temporary impairments on loan-backed and structured securities taken as a result of intent to sell or inability or lack of intent to retain such investments for a period of time sufficient to recover the amortized cost basis.

The following table presents details on credit impairments taken on loan-backed and structured securities pursuant to SSAP No. 43-Revised.

                                               BOOK/ADJ
                                            CARRYING VALUE
                                               AMORTIZED
                                              COST BEFORE
        IMPAIRMENT                          CURRENT PERIOD     PROJECTED
           DATE                 CUSIP            OTTI          CASH FLOWS
---------------------------------------------------------------------------
        9/30/2009                00503NAB7       $7,535,388      $1,959,990
        9/30/2009                00503NAC5          462,707         143,832
        9/30/2009                05947UHT8        3,987,817       3,981,363
        9/30/2009                059497BW6        9,725,618       9,468,201
        9/30/2009                059500BK3          324,723         301,919
        9/30/2009                07383FYN2        1,426,119       1,353,732
        9/30/2009                07388NAX4        8,656,256       6,740,942
        9/30/2009                1248MBAJ4          999,970         837,548
        9/30/2009                14984WAA8        7,545,795       5,990,179
        9/30/2009                15188RAB8          985,186          77,012
        9/30/2009                15188RAC6          103,020          34,781
        9/30/2009                173067AJ8        1,373,631       1,082,028
        9/30/2009                22540VV33        2,653,742       2,644,326
        9/30/2009                22541NVA4        2,380,022       2,338,979
        9/30/2009                22545XBB8        2,034,495       1,474,961
        9/30/2009                36158YBE8          929,981         920,612
        9/30/2009                361849N65        1,365,928         690,903
        9/30/2009                3622G0AC4          822,792         302,810
        9/30/2009                46625MCY3          644,072         572,349
        9/30/2009                46625MKQ1        1,741,503       1,562,569
        9/30/2009                46625YJP9          787,944         729,302
        9/30/2009                46625YWE9        3,076,000       2,571,757
        9/30/2009                51804WAC4        1,081,428          30,116
        9/30/2009                51804XAU2          742,470          11,524
        9/30/2009                51804XAV0           24,893           5,125
        9/30/2009                51804XBH0            7,277              --
        9/30/2009                55312YBD3        2,224,569       1,767,229
        9/30/2009                75970JAS5           15,323           4,705
        9/30/2009                75970JAU0           10,731           9,123
        9/30/2009                75970QAQ3          448,316         395,099
        9/30/2009                78402KAA3          769,074         135,713
        9/30/2009                78402KAB1          135,046          36,892
        9/30/2009                92978TBU4        5,534,393       3,809,262
        9/30/2009                93364LAD0        7,945,532       5,903,490
        12/31/2009               126683AC5        3,921,365       1,202,357
        12/31/2009               12669RAC1        5,913,980       2,107,965
        12/31/2009               23243NAF5        8,660,779       4,126,189
        12/31/2009               38500XAC6        4,130,914         320,971
        12/31/2009               46627QBD9        1,806,424       1,169,582
        12/31/2009               52524PAN2       17,244,475       7,168,349
        12/31/2009               75970JAU0           41,523           2,047
        12/31/2009               75970QAP5          307,481         137,383
        12/31/2009               75970QAQ3          319,219         158,497
        12/31/2009               75971FAQ6          184,492         118,338
        12/31/2009               83611MPH5        2,986,097       2,942,454
        12/31/2009               83611YAD4        2,383,704       2,301,159
        12/31/2009               86358R7R2          154,187           7,541
        12/31/2009               86359APY3        5,056,190       4,964,893
                                            ---------------  --------------
                                     TOTAL     $131,612,591     $84,616,098
                                            ---------------  --------------


                                                    AMORTIZED
                              RECOGNIZED            COST AFTER
                              OTHER-THAN-          OTHER-THAN-
        IMPAIRMENT             TEMPORARY            TEMPORARY
           DATE               IMPAIRMENT            IMPAIRMENT      FAIR VALUE
--------------------------  ----------------------------------------------------
        9/30/2009               $(5,575,398)          $1,959,990        $607,018
        9/30/2009                  (318,875)             143,832         605,000
        9/30/2009                    (6,454)           3,981,363       3,980,969
        9/30/2009                  (257,417)           9,468,201       8,381,882
        9/30/2009                   (22,804)             301,919         279,440
        9/30/2009                   (72,387)           1,353,732       1,587,169
        9/30/2009                (1,915,314)           6,740,942       6,301,194
        9/30/2009                  (162,422)             837,548         393,426
        9/30/2009                (1,555,616)           5,990,179       3,773,574
        9/30/2009                  (908,174)              77,012         251,926
        9/30/2009                   (68,239)              34,781         111,797
        9/30/2009                  (291,603)           1,082,028       1,532,755
        9/30/2009                    (9,416)           2,644,326       2,502,017
        9/30/2009                   (41,043)           2,338,979       2,347,354
        9/30/2009                  (559,534)           1,474,961       1,358,469
        9/30/2009                    (9,369)             920,612         866,016
        9/30/2009                  (675,025)             690,903         946,149
        9/30/2009                  (519,982)             302,810         550,000
        9/30/2009                   (71,723)             572,349         526,565
        9/30/2009                  (178,934)           1,562,569       1,521,277
        9/30/2009                   (58,642)             729,302         741,670
        9/30/2009                  (504,243)           2,571,757       3,146,164
        9/30/2009                (1,051,312)              30,116          86,608
        9/30/2009                  (730,946)              11,524          36,450
        9/30/2009                   (19,768)               5,125          31,228
        9/30/2009                    (7,277)                  --           6,770
        9/30/2009                  (457,340)           1,767,229       1,494,736
        9/30/2009                   (10,618)               4,705           2,046
        9/30/2009                    (1,608)               9,123           1,859
        9/30/2009                   (53,217)             395,099         173,005
        9/30/2009                  (633,361)             135,713         135,000
        9/30/2009                   (98,154)              36,892          45,000
        9/30/2009                (1,725,131)           3,809,262       4,213,330
        9/30/2009                (2,042,042)           5,903,490       2,400,000
        12/31/2009               (2,719,008)           1,202,357         990,781
        12/31/2009               (3,806,015)           2,107,965       2,078,824
        12/31/2009               (4,534,590)           4,126,189       2,820,805
        12/31/2009               (3,809,943)             320,971         321,090
        12/31/2009                 (636,842)           1,169,582       1,055,039
        12/31/2009              (10,076,126)           7,168,349       7,118,926
        12/31/2009                  (39,476)               2,047           1,007
        12/31/2009                 (170,098)             137,383         140,425
        12/31/2009                 (160,722)             158,497         153,320
        12/31/2009                  (66,154)             118,338         118,250
        12/31/2009                  (43,643)           2,942,454       2,302,500
        12/31/2009                  (82,545)           2,301,159       1,449,051
        12/31/2009                 (146,646)               7,541           7,541
        12/31/2009                  (91,297)           4,964,893       4,376,557
                            ---------------       --------------  --------------
                               $(46,996,490)         $84,616,098     $73,871,979
                            ---------------       --------------  --------------

4. INCOME TAXES:

(A) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                                                2009
                                            ORDINARY          CAPITAL            TOTAL
-----------------------------------------------------------------------------------------------
Gross deferred tax assets                     $914,270         $121,481         $1,035,751
Statutory valuation allowance                       --               --                 --
                                          ------------       ----------       ------------
Adjusted gross deferred tax assets             914,270          121,481          1,035,751
Gross deferred tax liabilities                (260,641)              --           (260,641)
                                          ------------       ----------       ------------
Net deferred tax asset/(liability)
 before admissibility test                    $653,629         $121,481           $775,110
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.a.
 carryback period                                   --               --                 --
Paragraph 10.b.i. DTA's Realized within
 one year                                      129,174            5,998            135,172
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                      --               --            464,467
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                          129,174            5,998            135,172
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                           260,641               --            260,641
                                          ------------       ----------       ------------
Paragraph 10.e.i Additional Carryback
 period                                             --               --                 --
Paragraph 10.e.ii.a. Additional DTA's
 Realized within three years                   266,358               --            266,358
Paragraph 10.e.ii.b. Additional 15%
 Surplus Limitation (see Note A below)              --               --            561,528
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)        266,358               --            266,358
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs            --               --                 --
                                          ------------       ----------       ------------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)       656,173            5,998            662,171
Deferred tax liability                        (260,641)              --           (260,641)
                                          ------------       ----------       ------------
Net admitted Deferred Tax
 Asset/(Liability)                            $395,532           $5,998           $401,530
                                          ------------       ----------       ------------
Non-admitted Deferred Tax Asset               $258,097         $115,483           $373,580
                                          ------------       ----------       ------------

Note A -- Not applicable by component, only in total

                                                                2008
                                            ORDINARY          CAPITAL            TOTAL
-----------------------------------------------------------------------------------------------
Gross deferred tax assets                   $1,492,810               --         $1,492,810
Statutory valuation allowance                       --               --                 --
                                          ------------       ----------       ------------
Adjusted gross deferred tax assets           1,492,810               --          1,492,810
Gross deferred tax liabilities                (891,412)              --           (891,412)
                                          ------------       ----------       ------------
Net deferred tax asset/(liability)
 before admissibility test                    $601,398               --           $601,398
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.a.
 carryback period                                   --               --                 --
Paragraph 10.b.i. DTA's Realized within
 one year                                       68,673               --             68,673
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                 245,525               --            245,525
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                           68,673               --             68,673
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                           891,412               --            891,412
                                          ------------       ----------       ------------
Paragraph 10.e.i Additional Carryback
 period                                             --               --                 --
Paragraph 10.e.ii.a. Additional DTA's
 Realized within three years                   310,488               --            310,488
Paragraph 10.e.ii.b. Additional 15%
 Surplus Limitation (see Note A below)         299,614               --            299,614
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)        299,614               --            299,614
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs            --               --                 --
                                          ------------       ----------       ------------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)     1,259,699               --          1,259,699
Deferred tax liability                        (891,412)              --           (891,412)
                                          ------------       ----------       ------------
Net admitted Deferred Tax
 Asset/(Liability)                            $368,287               --           $368,287
                                          ------------       ----------       ------------
Non-admitted Deferred Tax Asset               $233,111               --           $233,111
                                          ------------       ----------       ------------

Note A -- Not applicable by component, only in total

                                                        CHANGE DURING 2009
                                           ORDINARY          CAPITAL            TOTAL
---------------------------------------------------------------------------------------------
Gross deferred tax assets                   $(578,540)        $121,481         $(457,058)
Statutory valuation allowance                      --               --                --
                                          -----------       ----------       -----------
Adjusted gross deferred tax assets           (578,540)         121,481          (457,058)
Gross deferred tax liabilities                630,770               --           630,770
                                          -----------       ----------       -----------
Net deferred tax asset/(liability)
 before admissibility test                    $52,230         $121,481          $173,712
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.a.
 carryback period                                  --               --                --
Paragraph 10.b.i. DTA's Realized within
 one year                                      60,501            5,998            66,499
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                     --               --           218,942
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                          60,501            5,998            66,499
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                         (630,770)              --          (630,770)
                                          -----------       ----------       -----------
Paragraph 10.e.i Additional Carryback
 period                                            --               --                --
Paragraph 10.e.ii.a. Change in Admitted
 DTA's Realized within three years            266,358               --           266,358
Paragraph 10.e.ii.b. Change in Admitted
 DTA's Under 15% Surplus Limitation (see
 Note A below)                               (299,614)              --          (299,614)
                                          -----------       ----------       -----------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)       (33,256)              --           (33,256)
                                          -----------       ----------       -----------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs           --               --                --
                                          -----------       ----------       -----------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)     (603,525)           5,998          (597,527)
Deferred tax liability                        630,770               --           630,770
                                          -----------       ----------       -----------
Net admitted Deferred Tax
 Asset/(Liability)                            $27,245           $5,998           $33,243
                                          -----------       ----------       -----------
Non-admitted Deferred Tax Asset               $24,986         $115,483          $140,469
                                          -----------       ----------       -----------

Note A -- Not applicable by component, only in total

The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP No. 10R for the year ended December 31, 2009. This current period election differs from the prior year reporting period since this election was not available in 2008.

                                              With
                        Paragraphs         Paragraph
                         10.a.-c.            10.e.               Difference
--------------------------------------------------------------------------------
RISK-BASED CAPITAL
 LEVEL
Admitted Deferred Tax
 Assets                     135,172            401,530              266,358
Admitted Assets          73,140,154         73,406,512              266,358
Statutory Surplus         3,816,743          4,083,101              266,358
Total Adjusted
 Capital                  3,844,806          4,111,164              266,358
Authorized Control
 Level Used in 10.d.          2,175%             2,241%                  66%

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense/(benefit) as of December 31, are as follows:

                               2009               2008              2007
--------------------------------------------------------------------------------
Federal taxes before
 capital gains, NOL, and
 AMT                           $611,746          $(479,071)        $128,160
Foreign taxes                        --                 --          (13,802)
NOL
 limitation/(utilization)      (219,123)           230,834               --
Alternative minimum tax              --             (6,233)         (32,097)
Prior period adjustments
 and other                       54,085              8,725            6,187
                            -----------       ------------       ----------
FEDERAL AND FOREIGN INCOME
              TAX INCURRED     $446,708          $(245,745)         $88,448
                            -----------       ------------       ----------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

                                     2009           2008          CHANGE
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Reserves                              $338,545       $751,417     $(412,872)
Tax DAC                                289,234        302,889       (13,655)
Unrealized Gains                        88,358             --        88,358
Bonds and Other Investments             69,005             --        69,005
NOL/Minimum Tax Credit/Foreign
 Tax Credits                           214,653        404,134      (189,481)
Employee Benefits                        4,544             --         4,544
Other                                   31,412         34,370        (2,958)
                                 -------------  -------------  ------------
      TOTAL DEFERRED TAX ASSETS     $1,035,751     $1,492,810     $(457,059)
                                 -------------  -------------  ------------
            DEFERRED TAX ASSETS
                   NON-ADMITTED       $373,580       $233,111      $140,469
                                 -------------  -------------  ------------

                                2009              2008             CHANGE
--------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES
Bonds and Other Investments    $(162,543)        $(275,019)        $112,476
Employee Benefits                 (2,380)           (5,073)           2,693
Reserves                         (65,192)          (76,704)          11,512
Deferred and Uncollected         (24,376)          (21,848)          (2,528)
Unrealized Gains/(Losses)             --          (505,949)         505,949
Other                             (6,150)           (6,819)             669
                             -----------       -----------       ----------
         TOTAL DEFERRED TAX
                LIABILITIES   $ (260,641)       $ (891,412)       $ 630,771
TOTAL ADMITTED DEFERRED TAX
                     ASSETS     $401,530          $368,287          $33,243
                             -----------       -----------       ----------

                             2009               2008              CHANGE
--------------------------------------------------------------------------------
Total deferred tax
 assets                    $1,035,751         $1,492,810          $(457,059)
Total deferred tax
 liabilities                 (260,641)          (891,412)           630,771
                         ------------       ------------       ------------
Net deferred tax asset
 (liability)                 $775,110           $601,398           $173,712
Adjust for stock
 compensation transfer                                                1,167
Adjust for the deferred
 tax on SSAP 43R
 cumulative effect
 change to surplus                                                   (5,032)
Adjust for change in
 deferred tax on
 unrealized gains
 (losses)                                                          (594,307)
                                                               ------------
Adjusted change in net
 deferred income tax                                              $(424,460)
                                                               ------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                               EFFECTIVE                          EFFECTIVE                         EFFECTIVE
                                                  TAX                                TAX                               TAX
                                2009              RATE          2008                RATE           2007                RATE
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory
 rate                          $998,990           35.0%        $(780,261)            35.0%        $132,025              35.0%
DRD                             (97,710)          -3.4%         (105,214)             4.6%        (100,000)            -26.5%
IMR adjustment                       --            0.0%               --               --           (3,662)             -1.0%
Gain on reinsurance booked
 to surplus                          --            0.0%            2,846             (0.1)%         68,051              18.0%
Correction of deferred
 balances                            --            0.0%               --               --            8,698               2.3%
IRS audit adjustments           (17,055)          -0.6%               --               --               --                --
Foreign tax credits                  --            0.0%          (12,910)             0.6%         (12,692)             -3.3%
Change in basis of reserves
 booked to surplus                   --            0.0%           (8,377)             0.4%          82,901              22.0%
Other                           (14,118)          -0.5%          (11,547)             0.5%             267               0.1%
                             ----------          -----       -----------            -----       ----------            ------
                      TOTAL    $870,107           30.5%        $(915,463)            41.1%        $175,588              46.6%
                             ----------          -----       -----------            -----       ----------            ------

                                                   EFFECTIVE                           EFFECTIVE                     EFFECTIVE
                                                      TAX                                 TAX                           TAX
                                 2009                RATE            2008                RATE           2007           RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                    $446,708             15.6%         $(245,745)            11.0%          $88,448        23.5%
Federal income taxes on net
 capital gains                     (1,061)             0.0%              (467)             0.0%            4,248         1.1%
Adjusted change in net
 deferred income taxes            424,460             14.9%          (669,251)            30.1%           82,891        22.0%
                              -----------            -----       ------------            -----       -----------       -----
TOTAL STATUTORY INCOME TAXES     $870,107             30.5%         $(915,463)            41.1%         $175,587        46.6%
                              -----------            -----       ------------            -----       -----------       -----

(e) As of December 31, 2009, the Company zero net operating loss carry forward and a foreign tax credit carry forward of $30,149 originating between 2002 thru 2009 which will expire, if unused, between 2012 thru 2019. The year-to-date income taxes incurred in the current and prior years that will be available for recoupment are $390,003 for 2009. As of December 31, 2009, the aggregate amount of deposits reported as admitted assets under section 6603 of the Internal Revenue Code was zero.

(f) The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute.

     The Company's federal income tax return is consolidated with the following entities:

          The Hartford Financial Services Group, Inc. (Parent)

Hartford Holdings, Inc.                           Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                          Business Management Group, Inc.
Heritage Holdings, Inc.                           Personal Lines Insurance Center, Inc.
Hartford Fire Insurance Company                   Nutmeg Insurance Agency, Inc.
Hartford Accident and Indemnity Company           Hartford Lloyds Corporation
Hartford Casualty Insurance Company               1st AgChoice, Inc.
Hartford Underwriters Insurance Company           First State Management Group, Inc.
Twin City Fire Insurance Company                  ClaimPlace, Inc.
Pacific Insurance Company, Ltd.                   Access CoverageCorp, Inc.
Trumbull Insurance Company                        Access CoverageCorp Technologies, Inc.
Hartford Insurance Company of Illinois            Hartford Casualty General Agency, Inc.
Hartford Insurance Company of the Midwest         Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Southeast       Hartford Strategic Investments LLC
Hartford Lloyds Insurance Company                 Hartford Life, Inc.
Property & Casualty Insurance Co. of Hartford     Hartford Life and Accident Insurance Company
Sentinel Insurance Company, Ltd.                  Hartford Life International Ltd.
First State Insurance Company                     Hartford Equity Sales Company, Inc.
New England Insurance Company                     Hartford-Comprehensive Employee Benefit Service Co.
New England Reinsurance Corporation               Hartford Securities Distribution Company, Inc.
Fencourt Reinsurance Company, Ltd.                The Evergreen Group, Incorporated
Heritage Reinsurance Co., Ltd.                    Hartford Administrative Services Company
New Ocean Insurance Co., Ltd.                     Woodbury Financial Services, Inc.
Hartford Investment Management Co.                Hartford Life, Ltd.
HARCO Property Services, Inc.                     Hartford Life Alliance, LLC
Four Thirty Seven Land Company, Inc.              Hartford Life Insurance Company
HRA, Inc.                                         Hartford Life and Annuity Insurance Company
HRA Brokerage Services. Inc.                      Hartford International Life Reassurance Corp.
Hartford Technology Services Company              Hartford Hedge Fund Company, LLC
Ersatz Corporation                                American Maturity Life Insurance Company
Hartford Specialty Company                        Champlain Life Reinsurance Company
Hartford Underwriters General Agency, Inc.        Hartford Texas General Agency, Inc.
Federal Trust Corporation                         Federal Trust Bank
Federal Trust Mortgage Company                    FTB Financial Services, Inc.
White River Life Reinsurance Company

5. REINSURANCE:

A. EXTERNAL REINSURANCE

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $237,402 in 2009, a decrease of $153,169 from the 2008 balance of $390,571. The total amount of reinsurance credits taken for this agreement is $365,234 in 2009, a decrease of $235,644 from the 2008 balance of $600,878.

The Company had no reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

B. REINSURANCE WITH JAPAN AFFILIATE

The Company has reinsurance arrangements with Hartford Life Insurance Kabushiki Kaisa ("HLIKK"), a wholly-owned subsidiary of The Hartford. Under these arrangements, the Company assumed 100% of the risks of covered riders directly written by HLIKK. In the second quarter of 2009, HLIKK ceased issuing new business in Japan. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following chronological list describes the reinsurance arrangements:

- Effective August 31, 2005, the Company assumed in-force and prospective guaranteed minimum income benefits ("GMIB") riders.

- Effective July 31, 2006, the Company assumed guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $161,329, $110,364 and $47,999 for the year ended December 31, 2009, 2008 and 2007, respectively.

  Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundles a guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB. The GMAB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a reinsurance agreement with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout. As a result, on February 5, 2009, HLIC issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these payments. The funding agreement calls for October 31 scheduled annual payouts with interest at 5.16% through 2019. In connection with this agreement, the Company collected premiums of $11,357, $2,040,623 and $8,416 for the years ended December 31, 2009, 2008 and
  2007, respectively.

- Effective February 29, 2008, the Company assumed in-force and prospective GMWB and GMDB riders. In connection with this agreement, the Company collected premiums of $3,398 and $1,203 for the years ended December 31, 2009 and 2008, respectively.

- Effective October 1, 2008, the Company assumed in-force and prospective GMDB riders. In connection with this agreement, the Company collected premiums of $2,772 and $696 for the years ended December 31, 2009 and 2008, respectively.

C. REINSURANCE WITH WHITE RIVER LIFE REINSURANCE COMPANY

Effective October 1, 2009, the Company entered into a modified coinsurance and coinsurance with funds withheld reinsurance arrangement with an affiliated captive reinsurer, White River Life Reinsurance Company ("WRR"). The agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to the Company.

- Annuity contracts and riders written by Union Security Insurance Company, an affiliate, that are reinsured to the Company

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under modified coinsurance, the assets and liabilities associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco adjustments. For the year ended December 31, 2009, the Company reported a net receivable from WRR of $209,572 and paid premiums of $58,332,509.

D. REINSURANCE WITH CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

E. REINSURANCE WITH EXTERNAL PARTIES

The amount of reinsurance recoverables from and payables to reinsurers were $46,981 and $(401,012) as of December 31, 2009 and $69,082 and $(15,998) as of
December 31, 2008.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate Reserves for Life and Accident and Health
 Policies                                                      $8,933,892    $2,900,085     $(3,700,222)          $8,133,755
Policy and Contract Claim Liabilities                             $57,231        $8,119        $(31,367)             $33,983
Premium and Annuity Considerations                             $3,748,791      $332,507    $(59,184,583)        $(55,103,285)
Death, Annuity, Disability and Other Benefits                    $414,537      $348,187       $(135,526)            $627,198
Surrenders and Other Fund Withdrawals                          $7,148,344      $295,272     $(2,041,820)          $5,401,796

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and Accident and Health Policies       $10,813,526    $3,206,736     $(3,222,513)         $10,797,749
Policy and Contract Claim Liabilities                                  $55,343       $11,186        $(32,693)             $33,836
Premium and Annuity Considerations                                  $7,861,654    $2,322,174       $(831,321)          $9,352,507
Death, Annuity, Disability and Other Benefits                         $515,171      $343,069       $(200,178)            $658,062
Surrenders and Other Fund Withdrawals                               $9,660,930      $429,781       $(125,658)          $9,965,053

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and Accident and Health Policies        $6,974,834    $1,050,543     $(2,049,303)          $5,976,074
Policy and Contract Claim Liabilties                                   $47,256       $14,423        $(30,399)             $31,281
Premium and Annuity Considerations                                 $11,045,000      $241,808       $(973,307)         $10,313,501
Death, Annuity, Disability and Other Benefits                         $334,482      $115,945       $(101,185)            $349,242
Surrenders and Other Fund Withdrawals                              $10,633,115      $624,725     $(1,729,032)          $9,528,808

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

    The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2009
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,473                3,962
Ordinary Renewal                                51,538               65,644
Group Life                                          64                   40
                                             ---------            ---------
                                      TOTAL    $55,075              $69,646
                                             ---------            ---------

                                                            2008
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,569               $5,546
Ordinary Renewal                                44,318               56,825
Group Life                                          27                   50
                                             ---------            ---------
                                      TOTAL    $48,914              $62,421
                                             ---------            ---------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. .

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International Ltd.

-   Woodbury Financial Services

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075. At December 31, 2009 and 2008, the Company reported $20,453 and $10,223, respectively, as a receivable from and $(46,166) and $(39,493), respectively, as a payable to its parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis. For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $19,400, $10,523 and $12,807 for 2009, 2008 and 2007, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2009, 2008 or 2007.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2009, 2008 and 2007 was $5,996, $4,825 and $5,528, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2009, no dividends were paid. In 2008 and 2007, dividends of $156,000 and $207,000, respectively, were paid. With respect to dividends to HLIC, the Company's dividend limitation under the holding company laws of Connecticut is equal to operating income of $2,678,682 in 2010. However, because the Company's earned surplus is $737,572 as of December 31, 2009, the Company will be permitted to pay dividends of $737,572 in 2010.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $59,079,204 and $50,551,150 as of December 31, 2009 and 2008, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,165,306, $1,363,868 and $1,542,870 for the years ended December 31, 2009, 2008 and 2007, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2009 is as follows:

                                                              NONINDEXED
                                                              GUARANTEED                                NON-
                                                              LESS THAN           NONINDEXED         GUARANTEED
                                                               OR EQUAL           GUARANTEED          SEPARATE
                                                                TO 4%            MORE THAN 4%         ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits for the year ended        $ --                $ --              $1,658,015      $1,658,015
 2008
2. Reserves @ year end                                             --                  --                      --              --
  I. For accounts with assets at:                                  --                  --                      --              --
    a. Market value                                                --                  --              57,494,176      57,494,176
    b. Amortized cost                                              --                  --                      --              --
                                                                 ----                ----          --------------  --------------
                                        C. TOTAL RESERVES        $ --                $ --             $57,494,176     $57,494,176
                                                                 ----                ----          --------------  --------------
  II. By withdrawal characteristics:
    a. Subject to discretionary withdrawal                       $ --                $ --                    $ --            $ --
    b. With MVA adjustment                                         --                  --                      --              --
    c. @ BV without MV adjustment and with                         --                  --                      --              --
      surrender charge of 5% or more                               --                  --                      --              --
    d. @ Market value                                              --                  --              57,402,107      57,402,107
    e. @ BV without MV adjustment and with                         --                  --                      --              --
      surrender charge less than 5%                                --                  --                      --              --
                                                                 ----                ----          --------------  --------------
                                              F. SUBTOTAL        $ --                $ --            $ 57,402,107    $ 57,402,107
    g. Not subject to discretionary withdrawal                     --                  --                  92,070          92,070
                                                                 ----                ----          --------------  --------------
                                                 H. TOTAL        $ --                $ --             $57,494,177     $57,494,177
                                                                 ----                ----          --------------  --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                           2009                2008                2007
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $1,658,014          $3,572,439          $7,121,542
Transfer from Separate Accounts                                           (5,464,863)         (5,260,541)         (7,340,251)
                                                                       -------------       -------------       -------------
Net Transfer (from) to Separate Accounts                                  (3,806,849)         (1,688,102)           (218,708)
Internal Exchanges & Other Separate Account Activity                            (672)             16,421             (18,445)
                                                                       -------------       -------------       -------------
Transfer (from) to Separate Accounts on the Statement of Operations      $(3,807,521)        $(1,671,681)          $(237,153)
                                                                       -------------       -------------       -------------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $(19), $202 and $519 in 2009, 2008 and 2007, respectively, of which $498, $108 and $480 in 2009, 2008 and 2007, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,614 and $3,493 as of December 31, 2009 and 2008, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $9,705, $6,142 and $12,104 in 2009, 2008 and 2007,
respectively. Future minimum rental commitments are as follows:

2010                                                                       7,293
2011                                                                       5,752
2012                                                                       3,939
2013                                                                       2,778
2014                                                                       1,163
Thereafter                                                                   132
                                                                       ---------
Total                                                                    $21,057
                                                                       ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $5,283, $2,714 and $4,953 in 2009, 2008 and
2007, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of the Hartford consolidated return. During the first quarter of 2009, the Company received notification of the approval by the Joint Committee on Taxation of the results of the 2002 through 2003 examination. The IRS examination of 2004 through 2006 was concluded in the fourth quarter of 2009. As a result of the audit settlements, the Company recorded a current tax expense of $9 and a deferred tax benefit through surplus of $9. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $113, $112 and $99 related to the separate account DRD in the years ended December 31, 2009, 2008 and 2007, respectively. The 2009 benefit included a benefit of $16 related to true-ups of prior years' tax returns, the 2008 benefit included a benefit of $7 related to a true-up of the prior year tax return, and the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11, $11 and $8 related to separate account FTC in the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $2, $3 and $0 in 2009, 2008 and 2007 respectively.

(E) FUNDING OBLIGATION

The Company had outstanding commitments totaling $40,019 and $12,002 as of December 31, 2009 and 2008, respectively, of which $9,644 and $10,750, related to funding limited partnership investments and $30,375 and $1,251 related to a mortgage loan funding, respectively.

12. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result, 2007 reserves were understated and surplus was overstated. The correction related to prior years was recorded directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus were understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656. The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

13. SALE OF AFFILIATE

On November 23, 2009, Hartford Life International, Ltd. ("HLINT"), entered into a Share Purchase Agreement with Icatu Holding, S.A. for the sale of all of HLINT's common registered shares and preferred registered shares in Icatu Hartford Seguros, S.A. ("IHS"), its Brazilian subsidiary. The transaction is expected to be executed during the second quarter of 2010.

14. RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED:

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3 of the 2009 Annual Statements, as filed:

                                                                  AGGREGATE
                                                                WRITE-INS FOR
                                                                  OTHER THAN
                                                               SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
                                                                    FUNDS                  FUNDS                AND SURPLUS
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 3 OF ANNUAL STATEMENT                                      $189,963              $1,003,929              $4,085,601
  Reclassification for SSAP 10R Adoption                             266,358                (266,358)                     --
                                                                  ----------            ------------            ------------
Per the accompanying financial statements                           $456,321                $737,571              $4,085,601
                                                                  ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5 of the 2009 Annual Statements, as filed:

                                            COST OF                                      CAPITAL AND           NET CASH FROM
                                          INVESTMENTS                                      PAID IN             FINANCING AND
                                          ACQUIRED --            NET CASH FROM          SURPLUS, LESS          MISCELLANEOUS
                                             STOCK                INVESTMENTS          TREASURY STOCK             SOURCES
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 5 OF ANNUAL STATEMENT             $(1,124,386)               $43,065              $(213,938)               $590,366
  Receipt of WRR                              (700,000)              (700,000)               700,000                 700,000
                                         -------------            -----------            -----------            ------------
Per the accompanying financial
 statements                                $(1,824,386)             $(656,935)              $486,062              $1,290,366
                                         -------------            -----------            -----------            ------------

15. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2009, through the financial statement issuance date of April 30, 2010. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On March 25, 2010, the IRS issued Notice 2010-29 -- Interim Guidance on the Adoption of AG43. The guidance raises a number of complex issues, and the Company is currently evaluating the impact to the financial statements. The ultimate result of the guidance is still uncertain, but could result in a material tax benefit.

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

       Resolution of the Board of Directors of Hartford Life and Annuity
(a)    Insurance Company ("Hartford") authorizing the establishment of the
       Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(1)
(d)    Form of Flexible Premium Variable Life Insurance Policy.(6)
(e)    Form of Application for Flexible Premium Variable Life Insurance
       Policies.(2)
(f)    Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)
(g)    Form of Reinsurance Contract.(4)
(h)    (1)    Form of Participation Agreement.(5)
       (2)    Guarantee Agreement, between Hartford Life and Accident Insurance
              Company and ITT Hartford Life and Annuity Insurance Company, its
              wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(8)
       (3)    Guarantee Agreement, between Hartford Life Insurance Company and
              ITT Hartford Life and Annuity Insurance Company, dated as of May
              23, 1997.(8)
(i)    Not Applicable.
(j)    Not Applicable.
(k)    Opinion and consent of Lisa M. Proch, Assistant Vice President and Senior
       Counsel.
(l)    Not Applicable.
(m)    Not Applicable.
(n)    (1)    Consent of Deloitte & Touche.
       (2)    Independent Auditor's Consent
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(7)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89988, on May 1, 1996.

(2) Incorporated by reference to the Initial Filing of the Registration Statement on Form S-6, File No. 333-67373, on November 17, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(4) Incorporated by reference to the Initial Filing of the Registration Statement File No. 333-88787, on October 12, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-131133, filed with the Securities and Exchange Commission on May 3, 2006.

(7) Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-6, File No. 333-82866, filed with the Securities and Exchange Commission on April 30, 2010.

(8) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

Item 27.  Officers and Directors.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Kevin M. Connor                     Executive Vice President
Ellen Conway                        Assistant Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Scott Dumbault                      Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Vice President
Daniel R. Guilbert                  Chief Actuary, Chief Risk Officer Senior Vice President
Christopher J. Hanlon               Senior Vice President
Michael R. Hazel                    Assistant Vice President
Jennifer L. Healy                   Actuary
Charles E. Hunt                     Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Courtney Kunzelmann                 Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Sharon A. Ritchey                   Executive Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Richard Rubin                       Assistant Vice President
Peter F. Sannizzaro                 Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Martin A. Swanson                   Vice President
Charles N. Vest                     Actuary, Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, File No. 333-82866, filed on May 3, 2010.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VLI I

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Diane Benken                    Chief Financial Officer, Controller/FINOP
Neil S. Chaffee                 Vice President/HLPP
Jeannie M. Iannello             Vice President/ILD Operations
Stephen T. Joyce                Executive Vice President/IIP Business Line Principal, Director
Brian Murphy                    Chief Executive Officer, President/ILD Business Line Principal, Chairman of
                                the Board, Director
Make Sides                      Chief Legal Officer, Secretary
Christopher S. Connor           AML Compliance Officer, Chief Compliance Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 3rd day of May, 2010.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    John C. Walters*                     *By:   /s/ Lisa M. Proch
       -----------------------------------         -----------------------------------
       John C. Walters,                            Lisa M. Proch
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Executive Vice President and
  Chief Financial Officer, Director*
John C. Walters, President, Chief Executive Officer
  and Chairman of the Board, Director*
Ernest M. McNeil Jr., Senior Vice President and
  Chief Accounting Officer*                                        *By:   /s/ Lisa M. Proch
                                                                          -----------------------------------
Gregory McGreevey, Executive Vice President &                             Lisa M. Proch
  Chief Investment Officer, Director*                                     Attorney-in-Fact
                                                                   Date:  May 3, 2010

333-131133

                                 EXHIBIT INDEX

  1.1  Opinion and consent of Lisa M. Proch, Assistant Vice President and Senior
       Counsel.
  1.2  (a) Consent of Deloitte & Touche LLP
       (b) Independent Auditor's Consent
  1.3  Copy of Power of Attorney